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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING BlackRock Science and Technology Opportunities Portfolio
ING Dow Jones Euro STOXX 50® Index Portfolio
ING FTSE Index Portfolio
ING Hang Seng Index Portfolio
ING Index Plus LargeCap Portfolio
ING Index Plus MidCap Portfolio
ING Index Plus SmallCap Portfolio
ING International Index Portfolio
ING Japan Equity Index Portfolio
ING Opportunistic LargeCap Portfolio
ING RussellTM Global Large Cap Index 75% Portfolio
ING RussellTM Large Cap Growth Index Portfolio
ING RussellTM Large Cap Index Portfolio
ING RussellTM Large Cap Value Index Portfolio
ING RussellTM Mid Cap Growth Index Portfolio
ING RussellTM Mid Cap Index Portfolio
ING RussellTM Small Cap Index Portfolio
ING Small Company Portfolio
ING U.S. Bond Index Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 96.1%
		Biotechnology: 1.3%
29,400	@	Biogen Idec, Inc.	$1,686,384
20,300	@	Genzyme Corp.	1,052,149
18,000	@, S	Millipore Corp.	1,900,800
			4,639,333
		Building Materials: 0.6%
192,400		Asahi Glass Co. Ltd.	2,170,122
			2,170,122
		Commercial Services: 1.9%
56,500	S	Automatic Data Processing, Inc.	2,512,555
138,500	@, S	Convergys Corp.	1,698,010
54,600	@, S, L	SuccessFactors, Inc.	1,039,584
95,700		Western Union Co.	1,623,072
			6,873,221
		Computers: 21.0%
61,000		Accenture PLC	2,558,950
95,400	@, S	Apple, Inc.	22,412,322
145,400	@	Brocade Communications Systems, Inc.	830,234
77,300	@, S	Cognizant Technology Solutions Corp.	3,940,754
61,200	@, S, L	Compellent Technologies, Inc.	1,074,060
49,400	@, S	Computer Sciences Corp.	2,691,806
123,600	@	Dell, Inc.	1,855,236
333,300	@, S	EMC Corp.	6,012,732
28,700	@, S, L	Fortinet, Inc.	504,546
111,000		Fujitsu Ltd.	728,689
226,800	S	Hewlett-Packard Co.	12,054,420
78,700	S	International Business Machines Corp.	10,093,275
109,800	@, S	NetApp, Inc.	3,575,088
24,000	@	Research In Motion Ltd.	1,774,800
62,900	@, L	Seagate Technology, Inc.	1,148,554
55,500	@, S	Synopsys, Inc.	1,241,535
71,400	@, S	Teradata Corp.	2,062,746
27,500	@	Western Digital Corp.	1,072,225
			75,631,972
		Electrical Components & Equipment: 0.4%
360,800		Hitachi Ltd.	1,342,398
			1,342,398
		Electronics: 3.8%
72,500	@, S	Agilent Technologies, Inc.	2,493,275
55,300	S	Amphenol Corp.	2,333,107
47,300	@, S	Arrow Electronics, Inc.	1,425,149
182,070	S	AU Optronics Corp. ADR	2,062,853
14,000		Nidec Corp.	1,501,106
34,100	@, S	Thermo Fisher Scientific, Inc.	1,754,104
95,700	@, S, L	TTM Technologies, Inc.	849,816
113,000	@, S	Vishay Intertechnology, Inc.	1,155,990
			13,575,400
		Healthcare - Products: 4.2%
15,500		Alcon, Inc.	2,504,180
22,600		Becton Dickinson & Co.	1,779,298
34,800		Covidien PLC	1,749,744
55,600	S	Medtronic, Inc.	2,503,668
71,400	@	St. Jude Medical, Inc.	2,930,970
61,500		Stryker Corp.	3,519,030
			14,986,890
		Home Furnishings: 0.4%
95,100		Matsushita Electric Industrial Co. Ltd.	1,457,982
			1,457,982
		Internet: 12.0%
24,100	@, S	Amazon.com, Inc.	3,271,093
167,900	@	Art Technology Group, Inc.	740,439
99,600	@, S	AsiaInfo Holdings, Inc.	2,637,408
2,100	@, S	Baidu.com ADR	1,253,700
69,800	@, S	Blue Coat Systems, Inc.	2,166,592
193,000	@	eBay, Inc.	5,201,350
50,100	@, S	F5 Networks, Inc.	3,081,651
20,010	@, S	Google, Inc. - Class A	11,345,870
42,500	@, S	McAfee, Inc.	1,705,525
24,400	@, S	Perfect World Co. Ltd. ADR	913,780
5,800	@, S	Priceline.com, Inc.	1,479,000
165,000	@, S	Symantec Corp.	2,791,800
83,600	@	VeriSign, Inc.	2,174,436
278,700	@	Yahoo!, Inc.	4,606,911
			43,369,555

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 0.2%
75,900	@, L	Hollysys Automation Technologies Ltd.	$873,609
			873,609
		Miscellaneous Manufacturing: 0.5%
164,600		Konica Minolta Holdings, Inc.	1,925,221
			1,925,221
		Office/Business Equipment: 0.5%
185,300		Xerox Corp.	1,806,675
			1,806,675
		Pharmaceuticals: 1.2%
67,300		Bristol-Myers Squibb Co.	1,796,910
46,100		Novartis AG	2,493,731
			4,290,641
		Semiconductors: 18.7%
701,100		Advanced Semiconductor Engineering, Inc.	637,952
28,600	S	Altera Corp.	695,266
246,100	S	Applied Materials, Inc.	3,317,428
341,400		ARM Holdings PLC	1,223,713
71,400		ASM Pacific Technology	675,174
48,600	@	Avago Technologies Ltd.	999,216
185,700	S	Broadcom Corp.	6,161,526
81,700	@	Hynix Semiconductor, Inc.	1,928,091
519,000	S	Intel Corp.	11,552,940
54,500	S	KLA-Tencor Corp.	1,685,140
59,000	@, S	Lam Research Corp.	2,201,880
243,000	@	Marvell Technology Group Ltd.	4,952,340
47,700		MaxLinear, Inc.	846,675
146,300	@, L	MEMC Electronic Materials, Inc.	2,242,779
306,300	@, S	Micron Technology, Inc.	3,182,457
49,200	@	Netlogic Microsystems, Inc.	1,447,956
108,400	@, S	Novellus Systems, Inc.	2,710,000
127,800	@, S	Nvidia Corp.	2,221,164
181,100	@, S	PMC - Sierra, Inc.	1,615,412
53,600	@, S	QLogic Corp.	1,088,080
30	@, S	Rovi Corp.	1,114
3,800		Samsung Electronics Co. Ltd.	2,747,378
200,000	S	Siliconware Precision Industries Co. ADR	1,202,000
181,700	S	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,906,033
130,800	@	Teradyne, Inc.	1,461,036
281,600	S	Texas Instruments, Inc.	6,890,752
74,700		Xilinx, Inc.	1,904,850
			67,498,352
		Software: 16.5%
125,500	@, S	Adobe Systems, Inc.	4,438,935
40,900	@, S	ArcSight, Inc.	1,151,335
127,100	@, S	Ariba, Inc.	1,633,235
44,500	@, S	Autodesk, Inc.	1,309,190
75,200	@, S	BMC Software, Inc.	2,857,600
113,900	S	CA, Inc.	2,673,233
67,800	@	Check Point Software Technologies	2,377,068
77,500	@, S	Citrix Systems, Inc.	3,678,925
75,000	@, S	Commvault Systems, Inc.	1,601,250
206,400	@	Compuware Corp.	1,733,760
67,300	@, S	Intuit, Inc.	2,311,082
403,300	S	Microsoft Corp.	11,804,591
40,200	@, S	Open Text Corp.	1,908,294
314,200	S	Oracle Corp.	8,071,798
70,300	@, S	Progress Software Corp.	2,209,529
84,200	@, S	Red Hat, Inc.	2,464,534
86,500	@, S	Sybase, Inc.	4,032,630
36,500	@, S	Taleo Corp.	945,715
44,700	@	VMware, Inc.	2,382,510
			59,585,214
		Telecommunications: 12.9%
57,800	@	Amdocs Ltd.	1,740,358
62,100	@, S	American Tower Corp.	2,646,081
34,400	@, S	Anaren, Inc.	489,856
95,000	S	AT&T, Inc.	2,454,800
63,500	@, S	Atheros Communications, Inc.	2,458,085
379,200	@	Cisco Systems, Inc.	9,870,576
152,100	S	Corning, Inc.	3,073,941
122,900	@, S	JDS Uniphase Corp.	1,539,937
66,800	@, S	Juniper Networks, Inc.	2,049,424
11,400		Meru Networks, Inc.	218,538
317,200	@, S	Motorola, Inc.	2,226,744
121,400	S, L	Nokia OYJ ADR	1,886,556
78,400	@, S	Polycom, Inc.	2,397,472
164,280	S	Qualcomm, Inc.	6,898,117
169,900	S	Tellabs, Inc.	1,286,143
76,200	S	Verizon Communications, Inc.	2,363,724
147,400	S	Vimpel-Communications OAO ADR	2,713,634
			46,313,986
		Total Common Stock
		(Cost $284,815,144)	346,340,571

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 0.7%
		Securities Lending Collateral(cc): 0.7%
1,989,024		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$1,989,024
396,801	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		317,441
		Total Short-Term Investments
		(Cost $2,385,825)		2,306,465
		Total Investments in Securities
		(Cost $287,200,969)*	96.8%	$348,647,036
		Other Assets and Liabilities - Net	3.2	11,603,105
		Net Assets	100.0%	$360,250,141

	@	Non-income producing security
	I	Illiquid Security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $294,030,347.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$63,928,326
		Gross Unrealized Depreciation		(9,311,637)
		Net Unrealized Appreciation		$54,616,689

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Biotechnology	$4,639,333	$—	$—	$4,639,333
Building Materials	—	2,170,122	—	2,170,122
Commercial Services	6,873,221	—	—	6,873,221
Computers	74,903,283	728,689	—	75,631,972
Electrical Components & Equipment	—	1,342,398	—	1,342,398
Electronics	12,074,294	1,501,106	—	13,575,400
Healthcare - Products	14,986,890	—	—	14,986,890
Home Furnishings	—	1,457,982	—	1,457,982
Internet	42,455,775	913,780	—	43,369,555
Machinery - Diversified	873,609	—	—	873,609
Miscellaneous Manufacturing	—	1,925,221	—	1,925,221
Office/Business Equipment	1,806,675	—	—	1,806,675
Pharmaceuticals	1,796,910	2,493,731	—	4,290,641
Semiconductors	60,286,044	7,212,308	—	67,498,352
Software	59,585,214	—	—	59,585,214
Telecommunications	46,313,986	—	—	46,313,986
Total Common Stock	326,595,234	19,745,337	—	346,340,571
Short-Term Investments	1,989,024	—	317,441	2,306,465
Total Investments, at value	$328,584,258	$19,745,337	$317,441	$348,647,036
Other Financial Instruments+:
Forward foreign currency contracts	—	453,383	—	453,383
Total Assets	$328,584,258	$20,198,720	$317,441	$349,100,419

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(191,447)	$—	$(191,447)
Total Liabilities	$—	$(191,447)	$—	$(191,447)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$317,441	$—	$—	$—	$—	$—	$—	$—	$317,441
Total Investments, at value	$317,441	$—	$—	$—	$—	$—	$—	$—	$317,441

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in  net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of March 31, 2010 (Unaudited) (continued)

At March 31, 2010 the following forward foreign currency contracts were outstanding for the ING BlackRock Science and Technology Opportunities Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Swiss Franc
CHF 63,000	BUY	4/27/10	$59,605	$59,762	$157
EU Euro
EUR 600,000	BUY	4/27/10	825,364	810,414	(14,950)
British Pound
GBP 535,000	BUY	4/27/10	856,173	811,728	(44,445)
British Pound
GBP 200,000	BUY	4/27/10	299,579	303,450	3,871
Japanese Yen
JPY 86,419,000	BUY	4/27/10	958,625	924,505	(34,120)
Japanese Yen
JPY 89,793,000	BUY	4/27/10	1,002,353	960,600	(41,753)
Japanese Yen
JPY 48,210,000	BUY	4/27/10	533,786	515,747	(18,039)
Japanese Yen
JPY 12,445,000	BUY	4/27/10	138,156	133,136	(5,020)
Japanese Yen
JPY 30,000,000	BUY	4/27/10	337,594	320,938	(16,656)
Japanese Yen
JPY 30,000,000	BUY	4/27/10	337,402	320,938	(16,464)
					$(187,419)

Swiss Franc
CHF 2,631,000	SELL	4/27/10	$2,508,426	$2,495,791	$12,635
EU Euro
EUR 587,000	SELL	4/27/10	828,437	792,855	35,582
British Pound
GBP 1,181,000	SELL	4/27/10	1,914,638	1,791,870	122,768
Japanese Yen
JPY 266,460,000	SELL	4/27/10	2,924,831	2,850,571	74,260
Japanese Yen
JPY 737,396,000	SELL	4/27/10	8,092,723	7,888,613	204,110
					$449,355

PORTFOLIO OF INVESTMENTS
ING Dow Jones Euro STOXX 50® Index Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.1%
		Auto Manufacturers: 1.9%
334,672		DaimlerChrysler AG	$15,729,924
			15,729,924
		Banks: 19.8%
1,407,117		Banco Bilbao Vizcaya Argentaria S.A.	19,242,375
3,061,896		Banco Santander Central Hispano S.A.	40,613,256
370,226		BNP Paribas	28,376,712
396,586		Credit Agricole S.A.	6,927,612
233,093		Deutsche Bank AG	17,893,131
3,614,972	@	Intesa Sanpaolo S.p.A.	13,462,468
277,750		Societe Generale	17,431,592
6,871,212	@	UniCredito Italiano S.p.A.	20,260,219
			164,207,365
		Beverages: 1.6%
270,947		Anheuser-Busch InBev NV	13,628,074
			13,628,074
		Building Materials: 1.7%
157,302		Cie de Saint-Gobain	7,554,260
265,337		CRH PLC	6,619,809
			14,174,069
		Chemicals: 6.5%
99,035		Air Liquide	11,896,510
345,070		BASF AG	21,359,132
310,466		Bayer AG	20,978,240
			54,233,882
		Cosmetics/Personal Care: 1.1%
89,495		L’Oreal S.A.	9,411,689
			9,411,689
		Diversified Financial Services: 0.7%
73,211		Deutsche Boerse AG	5,416,757
			5,416,757
		Electric: 10.4%
751,245		E.ON AG	27,774,137
2,392,600		Enel S.p.A.	13,372,164
500,413		Gaz de France	19,344,471
1,468,674	S	Iberdrola S.A.	12,436,309
155,239		RWE AG	13,771,653
			86,698,734
		Electrical Components & Equipment: 1.4%
98,456		Schneider Electric S.A.	11,502,634
			11,502,634
		Electronics: 1.4%
365,078		Koninklijke Philips Electronics NV	11,714,013
			11,714,013
		Engineering & Construction: 1.4%
196,311		Vinci S.A.	11,556,876
			11,556,876
		Food: 5.1%
228,787		Carrefour S.A.	11,023,547
230,030		Groupe Danone	13,854,010
582,997		Unilever NV	17,637,393
			42,514,950
		Holding Companies - Diversified: 1.4%
96,717		LVMH Moet Hennessy Louis Vuitton S.A.	11,298,636
			11,298,636
		Insurance: 9.4%
580,795	@	Aegon NV	3,964,755
169,828		Allianz AG	21,255,285
501,611		Assicurazioni Generali S.p.A.	12,046,174
687,098		AXA S.A.	15,243,249
1,449,872	@, **	ING Groep NV	14,364,752
70,333		Muenchener Rueckversicherungs AG	11,409,242
			78,283,457
		Iron/Steel: 1.8%
346,808		ArcelorMittal	15,205,990
			15,205,990
		Machinery - Diversified: 0.6%
75,963		Alstom	4,729,762
			4,729,762
		Media: 1.5%
459,471	L	Vivendi	12,286,574
			12,286,574

PORTFOLIO OF INVESTMENTS
ING Dow Jones Euro STOXX 50® Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Miscellaneous Manufacturing: 3.9%
324,073		Siemens AG		$32,380,577
				32,380,577
		Oil & Gas: 9.2%
914,882		ENI S.p.A.		21,459,765
297,015		Repsol YPF S.A.		7,035,811
821,262		Total S.A.		47,664,614
				76,160,190
		Pharmaceuticals: 3.7%
413,165		Sanofi-Aventis		30,833,991
				30,833,991
		Software: 2.0%
334,055		SAP AG		16,172,980
				16,172,980
		Telecommunications: 11.6%
1,118,501		Deutsche Telekom AG		15,115,170
716,552		France Telecom S.A.		17,163,446
1,405,984		Nokia OYJ		21,911,145
3,895,811		Telecom Italia S.p.A.		5,601,427
1,540,317		Telefonica S.A.		36,497,266
				96,288,454
		Total Common Stock (Cost $815,363,215)		814,429,578
REAL ESTATE INVESTMENT TRUSTS: 0.8%
		Diversified: 0.8%
34,254		Unibail		6,934,740
		Total Real Estate Investment Trusts (Cost $7,262,749)		6,934,740
		Total Long-Term Investments (Cost $822,625,964)		821,364,318
SHORT-TERM INVESTMENTS: 0.3%
		Securities Lending Collateral(cc): 0.3%
2,375,010		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		2,375,010
		Total Short-Term Investments (Cost $2,375,010)		2,375,010
		Total Investments in Securities (Cost $825,000,974)*	99.2%	$823,739,328
		Other Assets and Liabilities - Net	0.8	6,761,651
		Net Assets	100.0%	$830,500,979

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $825,593,172.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$35,424,388
		Gross Unrealized Depreciation		(37,278,232)
		Net Unrealized Depreciation		$(1,853,844)

PORTFOLIO OF INVESTMENTS
ING Dow Jones Euro STOXX 50® Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$—	$814,429,578	$—	$814,429,578
Real Estate Investment Trusts	—	6,934,740	—	6,934,740
Short-Term Investments	2,375,010	—	—	2,375,010
Total Investments, at value	$2,375,010	$821,364,318	$—	$823,739,328
Other Financial Instruments+:
Futures	88,513	—	—	88,513
Total Assets	$2,463,523	$821,364,318	$—	$823,827,841

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Dow Jones Euro STOXX 50® Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Dow Jones Euro STOXX 50® Index Portfolio Open Futures Contracts on March 31, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Dow Jones Euro STOXX 50®	243	06/18/10	$9,357,262	$88,513
			$9,357,262	$88,513

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 93.7%
		Aerospace/Defense: 1.8%
953,887	S	BAE Systems PLC	$5,377,894
306,759		Cobham PLC	1,196,277
507,290	@	Rolls-Royce Group PLC	4,592,909
			11,167,080
		Agriculture: 4.3%
540,107		British American Tobacco PLC	18,620,417
275,036		Imperial Tobacco Group PLC	8,391,717
			27,012,134
		Airlines: 0.2%
311,090	@, L	British Airways PLC	1,150,474
			1,150,474
		Apparel: 0.2%
117,027		Burberry Group PLC	1,268,343
			1,268,343
		Banks: 14.8%
3,273,387		Barclays PLC	17,824,173
4,703,363		HSBC Holdings PLC	47,663,372
10,805,133		Lloyds TSB Group PLC	10,260,138
4,600,643	@	Royal Bank of Scotland Group PLC	3,047,624
543,916		Standard Chartered PLC	14,825,663
			93,620,970
		Beverages: 3.3%
681,368		Diageo PLC	11,455,728
318,434		SABMiller PLC	9,340,041
			20,795,769
		Commercial Services: 1.7%
69,698		Aggreko PLC	1,259,306
88,767		Bunzl PLC	971,515
168,378		Capita Group PLC	1,933,509
276,015		Experian Group Ltd.	2,714,178
380,946		Group 4 Securicor PLC	1,512,054
42,498		Intertek Group PLC	940,422
132,280		Serco Group PLC	1,206,915
			10,537,899
		Distribution/Wholesale: 0.3%
76,370	@	Wolseley PLC	1,845,357
			1,845,357
		Diversified Financial Services: 0.6%
176,421		ICAP PLC	1,000,073
126,542		Investec PLC	1,034,457
55,269		London Stock Exchange Group PLC	595,954
45,859		Schroders PLC	979,639
16,519		Schroders PLC - Non Voting	288,085
			3,898,208
		Electric: 2.0%
410,846		International Power PLC	1,994,884
662,149		National Grid PLC	6,445,598
248,991		Scottish & Southern Energy PLC	4,163,365
			12,603,847
		Food: 5.0%
107,128		Associated British Foods PLC	1,592,107
499,733		J Sainsbury PLC	2,486,102
2,145,826		Tesco PLC	14,187,248
347,529		Unilever PLC	10,173,774
711,400		WM Morrison Supermarkets PLC	3,166,898
			31,606,129
		Food Service: 0.6%
503,385		Compass Group PLC	4,018,617
			4,018,617
		Gas: 1.0%
1,379,201		Centrica PLC	6,158,307
			6,158,307
		Healthcare - Products: 0.4%
240,137		Smith & Nephew PLC	2,398,003
			2,398,003
		Household Products/Wares: 1.7%
193,870		Reckitt Benckiser PLC	10,651,965
			10,651,965
		Insurance: 3.1%
53,674		Admiral Group PLC	1,076,071
740,946		Aviva PLC	4,328,495
1,585,660		Legal & General Group PLC	2,114,418

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
1,438,738	@	Old Mutual PLC	$2,672,866
682,718		Prudential PLC	5,647,881
911,547		Royal & Sun Alliance Insurance Group	1,764,720
598,662		Standard Life PLC	1,818,167
			19,422,618
		Investment Companies: 0.3%
462,962		Man Group PLC	1,694,712
			1,694,712
		Leisure Time: 0.6%
57,498		Carnival PLC	2,360,334
232,187		Thomas Cook Group PLC	951,163
151,225		TUI Travel PLC	692,798
			4,004,295
		Lodging: 0.2%
77,405	L	Intercontinental Hotels Group PLC	1,211,628
			1,211,628
		Media: 2.0%
355,637		British Sky Broadcasting PLC	3,249,141
217,639		Pearson PLC	3,411,949
327,974		Reed Elsevier PLC	2,612,312
340,452		WPP PLC	3,522,926
			12,796,328
		Metal Fabricate/Hardware: 0.2%
58,075		Johnson Matthey PLC	1,541,675
			1,541,675
		Mining: 13.1%
358,700	@	Anglo American PLC	15,613,870
106,679		Antofagasta PLC	1,684,513
597,042		BHP Billiton PLC	20,405,685
104,510		Eurasian Natural Resources Corp.	1,888,396
58,203		Fresnillo PLC	749,574
57,919		Kazakhmys PLC	1,338,855
51,793	@	Lonmin PLC	1,603,404
24,611		Randgold Resources Ltd.	1,888,541
413,161		Rio Tinto PLC	24,425,522
36,904	L	Vedanta Resources PLC	1,553,796
591,430	@	Xstrata PLC	11,193,573
			82,345,729
		Miscellaneous Manufacturing: 0.5%
215,360		Invensys PLC	1,112,311
104,897		Smiths Group PLC	1,809,567
			2,921,878
		Oil & Gas: 18.8%
911,448		BG Group PLC	15,784,269
5,084,561	S	BP PLC	48,126,067
372,470	@	Cairn Energy PLC	2,358,505
959,645		Royal Dutch Shell PLC - Class A	27,822,792
734,966		Royal Dutch Shell PLC - Class B	20,261,468
237,628		Tullow Oil PLC	4,509,314
			118,862,415
		Oil & Gas Services: 0.4%
89,687		Amec PLC	1,087,417
70,031		Petrofac Ltd.	1,277,172
			2,364,589
		Packaging & Containers: 0.2%
236,794		Rexam PLC	1,052,581
			1,052,581
		Pharmaceuticals: 7.6%
394,795		AstraZeneca PLC	17,602,216
1,417,649		GlaxoSmithKline PLC	27,211,396
151,315		Shire PLC	3,334,750
			48,148,362
		Retail: 1.3%
236,884		Home Retail Group	974,625
633,659		Kingfisher PLC	2,063,146
429,177		Marks & Spencer Group PLC	2,412,015
53,442		Next PLC	1,755,559
47,533		Whitbread PLC	1,064,128
			8,269,473
		Semiconductors: 0.2%
338,929		ARM Holdings PLC	1,214,856
			1,214,856
		Software: 0.5%
64,257	@	Autonomy Corp. PLC	1,775,962
354,007		Sage Group PLC	1,285,281
			3,061,243
		Telecommunications: 6.2%
2,091,949		BT Group PLC	3,926,803
695,186		Cable & Wireless Worldwide	970,547

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Telecommunications (continued)
123,545		Inmarsat PLC		$1,416,826
14,237,326		Vodafone Group PLC		32,929,708
				39,243,884
		Venture Capital: 0.2%
260,676		3i Group PLC		1,150,427
				1,150,427
		Water: 0.4%
63,717		Severn Trent PLC		1,155,268
182,609		United Utilities Group PLC		1,550,094
				2,705,362
		Total Common Stock
		(Cost $543,254,968)		590,745,157
REAL ESTATE INVESTMENT TRUSTS: 1.1%
		Diversified: 1.1%
230,629		British Land Co. PLC		1,681,054
188,565		Hammerson PLC		1,125,241
204,500		Land Securities Group PLC		2,102,766
168,173		Liberty International PLC		1,282,567
198,631		Segro PLC		964,978
		Total Real Estate Investment Trusts (Cost $7,271,163)		7,156,606
MUTUAL FUNDS: 0.2%
		Closed-End Funds: 0.2%
181,767		Alliance Trust PLC		941,962
		Total Mutual Funds (Cost $876,055)		941,962
		Total Long-Term Investments (Cost $551,402,186)		598,843,725
SHORT-TERM INVESTMENTS: 0.5%
		Securities Lending Collateral(cc): 0.5%
2,840,552		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		2,840,552
		Total Short-Term Investments (Cost $2,840,552)		2,840,552
		Total Investments in Securities
		(Cost $554,242,738)*	95.5%	$601,684,277
		Other Assets and Liabilities - Net	4.5	28,575,387
		Net Assets	100.0%	$630,259,664

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $555,139,657.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$56,704,541
		Gross Unrealized Depreciation		(10,159,921)
		Net Unrealized Appreciation		$46,544,620

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Aerospace/Defense	$—	$11,167,080	$—	$11,167,080
Agriculture	—	27,012,134	—	27,012,134
Airlines	—	1,150,474	—	1,150,474
Apparel	—	1,268,343	—	1,268,343
Banks	—	93,620,970	—	93,620,970
Beverages	—	20,795,769	—	20,795,769
Commercial Services	—	10,537,899	—	10,537,899
Distribution/Wholesale	—	1,845,357	—	1,845,357
Diversified Financial Services	—	3,898,208	—	3,898,208
Electric	—	12,603,847	—	12,603,847
Food	—	31,606,129	—	31,606,129
Food Service	—	4,018,617	—	4,018,617
Gas	—	6,158,307	—	6,158,307
Healthcare - Products	—	2,398,003	—	2,398,003
Household Products/Wares	—	10,651,965	—	10,651,965
Insurance	—	19,422,618	—	19,422,618
Investment Companies	—	1,694,712	—	1,694,712
Leisure Time	—	4,004,295	—	4,004,295
Lodging	—	1,211,628	—	1,211,628
Media	—	12,796,328	—	12,796,328
Metal Fabricate/Hardware	—	1,541,675	—	1,541,675
Mining	—	82,345,729	—	82,345,729
Miscellaneous Manufacturing	—	2,921,878	—	2,921,878
Oil & Gas	—	118,862,415	—	118,862,415
Oil & Gas Services	—	2,364,589	—	2,364,589
Packaging & Containers	—	1,052,581	—	1,052,581
Pharmaceuticals	—	48,148,362	—	48,148,362
Retail	—	8,269,473	—	8,269,473
Semiconductors	—	1,214,856	—	1,214,856
Software	—	3,061,243	—	3,061,243
Telecommunications	970,547	38,273,337	—	39,243,884
Venture Capital	—	1,150,427	—	1,150,427
Water	—	2,705,362	—	2,705,362
Total Common Stock	970,547	589,774,610	—	590,745,157
Real Estate Investment Trusts	—	7,156,606	—	7,156,606
Mutual Funds	941,962	—	—	941,962
Short-Term Investments	2,840,552	—	—	2,840,552
Total Investments, at value	$4,753,061	$596,931,216	$—	$601,684,277
Other Financial Instruments+:
Futures	170,398	—	—	170,398
Total Assets	$4,923,459	$596,931,216	$—	$601,854,675

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING FTSE Index Portfolio Open Futures Contracts on March 31, 2010:

	Number of			Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
FTSE 100 Index	393	06/18/10	$33,459,688	$170,398
			$33,459,688	$170,398

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
COMMON STOCK: 96.8%
		China: 36.0%
901,728	@	Aluminum Corp. of China Ltd.		$927,920
13,042,588		Bank of China Ltd.		6,937,726
1,319,780		Bank of Communications Co. Ltd.		1,567,841
12,849,185		China Construction Bank		10,504,670
1,702,911		China Life Insurance Co. Ltd.		8,160,537
3,838,337		China Petroleum & Chemical Corp.		3,152,355
777,341		China Shenhua Energy Co. Ltd.		3,355,005
489,261	@	Foxconn International Holdings Ltd.		515,151
12,350,340		Industrial and Commercial Bank of China Ltd.		9,395,882
4,826,604		PetroChina Co. Ltd.		5,658,342
322,216		Ping An Insurance Group Co. of China Ltd.		2,769,973
229,375		Tencent Holdings Ltd.		4,596,010
				57,541,412
		Hong Kong: 46.8%
392,184		Bank of East Asia Ltd.		1,440,160
846,629		BOC Hong Kong Holdings Ltd.		2,014,452
269,818	@	Cathay Pacific Airways Ltd.		567,555
317,739		Cheung Kong Holdings Ltd.		4,085,819
250,285		China Merchants Holdings International Co. Ltd.		919,610
1,376,601		China Mobile Ltd.		13,237,997
934,991		China Overseas Land & Investment Ltd.		2,107,449
273,286		China Resources Enterprise		1,013,615
460,000		China Resources Land Ltd.		997,596
427,654		China Resources Power Holdings Co.		914,320
1,079,110		China Unicom Ltd.		1,210,839
291,811		Citic Pacific Ltd.		696,103
412,931		CLP Holdings Ltd.		2,951,369
4,086,714	S	CNOOC Ltd.		6,747,170
258,697		Cosco Pacific Ltd.		391,101
263,379		Esprit Holdings Ltd.		2,075,724
473,706		Hang Lung Properties Ltd.		1,906,040
174,943		Hang Seng Bank Ltd.		2,434,128
246,024		Henderson Land Development Co. Ltd.		1,729,432
896,495		Hong Kong & China Gas		2,233,643
233,841		Hong Kong Exchanges and Clearing Ltd.		3,893,888
316,822		HongKong Electric Holdings		1,879,081
487,464		Hutchison Whampoa Ltd.		3,560,103
605,514		Li & Fung Ltd.		2,977,892
327,643		MTR Corp.		1,239,391
580,176		New World Development Ltd.		1,132,929
558,241		Sino Land Co.		1,091,186
352,555		Sun Hung Kai Properties Ltd.		5,290,438
176,091		Swire Pacific Ltd.		2,116,562
314,637		Wharf Holdings Ltd.		1,770,214
				74,625,806
		United Kingdom: 14.0%
2,192,689		HSBC Holdings PLC		22,277,724
				22,277,724
		Total Common Stock
		(Cost $148,317,183)		154,444,942
SHORT-TERM INVESTMENTS: 0.3%
		Affiliated Mutual Fund: 0.3%
517,000		ING Institutional Prime Money Market Fund - Class I		517,000
		Total Short-Term Investments
		(Cost $517,000)		517,000
		Total Investments in Securities
		(Cost $148,834,183)*	97.1%	$154,961,942
		Other Assets and Liabilities - Net	2.9	4,635,019
		Net Assets	100.0%	$159,596,961

	@	Non-income producing security
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $149,635,482.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,061,710
		Gross Unrealized Depreciation		(2,735,250)
		Net Unrealized Appreciation		$5,326,460

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Airlines	0.4%
Banks	35.4
Coal	2.1
Commercial Services	0.2
Distribution/Wholesale	1.9
Diversified Financial Services	2.4
Electric	3.6
Gas	1.4
Holding Companies - Diversified	5.9
Insurance	6.9
Internet	2.9
Iron/Steel	0.4
Mining	0.6
Oil & Gas	9.7
Real Estate	11.5
Retail	1.3
Telecommunications	9.4
Transportation	0.8
Short-Term Investments	0.3
Other Assets and Liabilities - Net	2.9
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
China	$—	$57,541,412	$—	$57,541,412
Hong Kong	1,879,081	72,746,725	—	74,625,806
United Kingdom	—	22,277,724	—	22,277,724
Total Common Stock	1,879,081	152,565,861	—	154,444,942
Short-Term Investments	517,000	—	—	517,000
Total Investments, at value	$2,396,081	$152,565,861	$—	$154,961,942

Liabilities Table
Other Financial Instruments+:
Futures	(4,964)	—	—	(4,964)
Total Liabilities	$(4,964)	$—	$—	$(4,964)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Hang Seng Index Portfolio Open Futures Contracts on March 31, 2010:

	Number of			Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
Hang Seng Index	39	04/29/10	$5,331,938	$(4,964)
			$5,331,938	$(4,964)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.0%
		Aerospace/Defense: 4.2%
17,500		Boeing Co.	$1,270,675
30,200		L-3 Communications Holdings, Inc.	2,767,226
96,132		Lockheed Martin Corp.	8,000,105
20,100		Northrop Grumman Corp.	1,317,957
153,400		Raytheon Co.	8,762,208
190,597		United Technologies Corp.	14,029,845
			36,148,016
		Agriculture: 2.3%
319,300		Altria Group, Inc.	6,552,036
32,986		Archer-Daniels-Midland Co.	953,295
141,217		Philip Morris International, Inc.	7,365,879
95,358		Reynolds American, Inc.	5,147,425
			20,018,635
		Apparel: 0.1%
30,900		Coach, Inc.	1,221,168
			1,221,168
		Auto Manufacturers: 0.6%
352,800	@, L	Ford Motor Co.	4,434,696
10,100		Paccar, Inc.	437,734
			4,872,430
		Auto Parts & Equipment: 0.1%
13,300		Johnson Controls, Inc.	438,767
			438,767
		Banks: 9.4%
741,650		Bank of America Corp.	13,238,453
63,600		Bank of New York Mellon Corp.	1,963,968
28,900		BB&T Corp.	936,071
88,600	L	Capital One Financial Corp.	3,668,926
1,318,400	@	Citigroup, Inc.	5,339,520
79,672		Fifth Third Bancorp.	1,082,742
58,728		Goldman Sachs Group, Inc.	10,020,759
371,651		JPMorgan Chase & Co.	16,631,382
89,100		Morgan Stanley	2,609,739
59,100		PNC Financial Services Group, Inc.	3,528,270
63,647		State Street Corp.	2,873,026
22,000		SunTrust Bank	589,380
111,533		US Bancorp.	2,886,474
516,285		Wells Fargo & Co.	16,066,789
			81,435,499
		Beverages: 2.0%
23,039	L	Brown-Forman Corp.	1,369,669
114,356		Coca-Cola Co.	6,289,580
113,000		Molson Coors Brewing Co.	4,752,780
68,500		PepsiCo, Inc.	4,531,960
			16,943,989
		Biotechnology: 1.1%
127,535	@	Amgen, Inc.	7,621,492
7,100	@	Biogen Idec, Inc.	407,256
16,700	@	Celgene Corp.	1,034,732
18,700	@	Gilead Sciences, Inc.	850,476
			9,913,956
		Chemicals: 1.6%
37,000		Dow Chemical Co.	1,094,090
6,800		Eastman Chemical Co.	433,024
277,100		EI Du Pont de Nemours & Co.	10,319,204
31,200		Monsanto Co.	2,228,304
			14,074,622
		Coal: 0.6%
13,500		Consol Energy, Inc.	575,910
95,100		Peabody Energy Corp.	4,346,070
			4,921,980
		Commercial Services: 1.4%
183,600		H&R Block, Inc.	3,268,080
4,800		Mastercard, Inc.	1,219,200
71,400		Moody’s Corp.	2,124,150
24,700		Visa, Inc.	2,248,441
194,700		Western Union Co.	3,302,112
			12,161,983
		Computers: 7.7%
75,193	@	Apple, Inc.	17,665,091
293,800	@	Dell, Inc.	4,409,938
302,250	@	EMC Corp.	5,452,590
303,676		Hewlett-Packard Co.	16,140,379
156,769		International Business Machines Corp.	20,105,624

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Computers (continued)
22,800	@	Teradata Corp.	$658,692
57,200	@	Western Digital Corp.	2,230,228
			66,662,542
		Cosmetics/Personal Care: 1.6%
216,992	S	Procter & Gamble Co.	13,729,084
			13,729,084
		Diversified Financial Services: 2.0%
171,900		American Express Co.	7,092,594
11,852		CME Group, Inc.	3,746,536
27,600		Discover Financial Services	411,240
7,900	@	IntercontinentalExchange, Inc.	886,222
99,700	@	Nasdaq Stock Market, Inc.	2,105,664
73,400		NYSE Euronext	2,173,374
34,100	@	SLM Corp.	426,932
7,800		T. Rowe Price Group, Inc.	428,454
			17,271,016
		Electric: 1.9%
71,200		Constellation Energy Group, Inc.	2,499,832
32,300		Dominion Resources, Inc.	1,327,853
92,922		DTE Energy Co.	4,144,321
67,000		Duke Energy Corp.	1,093,440
8,000		Entergy Corp.	650,800
47,200		Exelon Corp.	2,067,832
43,300		FirstEnergy Corp.	1,692,597
23,000		FPL Group, Inc.	1,111,590
14,600		PPL Corp.	404,566
30,200		Public Service Enterprise Group, Inc.	891,504
12,700		Southern Co.	421,132
			16,305,467
		Electrical Components & Equipment: 1.3%
218,159		Emerson Electric Co.	10,982,124
			10,982,124
		Electronics: 0.9%
16,800		Amphenol Corp.	708,792
15,700	@	Flir Systems, Inc.	442,740
55,200		Jabil Circuit, Inc.	893,688
104,229	@	Thermo Fisher Scientific, Inc.	5,361,540
			7,406,760
		Energy - Alternate Sources: 0.1%
3,700	@, L	First Solar, Inc.	453,805
			453,805
		Engineering & Construction: 0.5%
104,000	@	Jacobs Engineering Group, Inc.	4,699,760
			4,699,760
		Food: 1.6%
228,700		ConAgra Foods, Inc.	5,733,509
26,500		Kraft Foods, Inc.	801,360
516,500		Sara Lee Corp.	7,194,845
11,500	@	Whole Foods Market, Inc.	415,725
			14,145,439
		Forest Products & Paper: 0.7%
128,031		International Paper Co.	3,150,843
104,500		MeadWestvaco Corp.	2,669,975
			5,820,818
		Gas: 0.9%
157,322		Sempra Energy	7,850,368
			7,850,368
		Healthcare - Products: 1.2%
12,400		Becton Dickinson & Co.	976,252
60,800	@	CareFusion Corp.	1,606,944
1,500	@	Intuitive Surgical, Inc.	522,195
102,423		Johnson & Johnson	6,677,980
17,100		Medtronic, Inc.	770,013
			10,553,384
		Healthcare - Services: 1.2%
32,376	@	Humana, Inc.	1,514,226
122,438		UnitedHealth Group, Inc.	4,000,049
71,700	@	WellPoint, Inc.	4,616,046
			10,130,321
		Home Builders: 0.0%
25,238	@, L	Pulte Homes, Inc.	283,928
			283,928
		Household Products/Wares: 0.8%
104,626		Kimberly-Clark Corp.	6,578,883
			6,578,883
		Insurance: 3.4%
90,795		Aflac, Inc.	4,929,261
12,500	@, L	American International Group, Inc.	426,750
86,600		Berkshire Hathaway, Inc. - Class B	7,037,982
9,900		Metlife, Inc.	429,066
247,400		Progressive Corp.	4,722,866
46,900		Prudential Financial, Inc.	2,837,450

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
146,069		Travelers Cos., Inc.	$7,878,962
37,061		UnumProvident Corp.	918,001
			29,180,338
		Internet: 2.1%
22,400	@	Amazon.com, Inc.	3,040,352
67,207	@	eBay, Inc.	1,811,229
18,500		Expedia, Inc.	461,760
18,280	@	Google, Inc. - Class A	10,364,943
5,400	@	Priceline.com, Inc.	1,377,000
57,300	@	Yahoo!, Inc.	947,169
			18,002,453
		Iron/Steel: 0.2%
8,100		Cliffs Natural Resources, Inc.	574,695
18,900		Nucor Corp.	857,682
			1,432,377
		Lodging: 0.1%
5,700		Wynn Resorts Ltd.	432,231
			432,231
		Machinery - Construction & Mining: 0.1%
13,900		Caterpillar, Inc.	873,615
			873,615
		Machinery - Diversified: 0.0%
7,200		Deere & Co.	428,112
			428,112
		Media: 3.5%
442,130		Comcast Corp. — Class A	8,320,887
187,750	@	DirecTV	6,347,828
441,100		News Corp. - Class A	6,356,251
12,700		Time Warner Cable, Inc.	677,037
183,800	@	Viacom - Class B	6,319,044
62,800		Walt Disney Co.	2,192,348
			30,213,395
		Mining: 0.5%
42,400		Alcoa, Inc.	603,776
30,100		Freeport-McMoRan Copper & Gold, Inc.	2,514,554
29,300		Newmont Mining Corp.	1,492,249
			4,610,579
		Miscellaneous Manufacturing: 4.9%
57,500		3M Co.	4,805,275
36,500		Dover Corp.	1,706,375
82,900		Eaton Corp.	6,281,333
1,064,894		General Electric Co.	19,381,070
89,300		Honeywell International, Inc.	4,042,611
107,741		ITT Corp.	5,775,995
			41,992,659
		Office/Business Equipment: 0.9%
154,000		Pitney Bowes, Inc.	3,765,300
414,700		Xerox Corp.	4,043,325
			7,808,625
		Oil & Gas: 7.4%
11,400		Anadarko Petroleum Corp.	830,262
11,400		Apache Corp.	1,157,100
41,800		Chesapeake Energy Corp.	988,152
226,758		Chevron Corp.	17,195,059
50,400		ConocoPhillips	2,578,968
11,600		Devon Energy Corp.	747,388
13,500		EOG Resources, Inc.	1,254,690
332,739		ExxonMobil Corp.	22,286,858
6,800		Hess Corp.	425,340
208,600	@	Nabors Industries Ltd.	4,094,818
37,000		Occidental Petroleum Corp.	3,127,980
10,400		Questar Corp.	449,280
173,000	@	Rowan Cos., Inc.	5,036,030
25,000	@	Southwestern Energy Co.	1,018,000
48,200		XTO Energy, Inc.	2,274,076
			63,464,001
		Oil & Gas Services: 1.3%
19,500		Halliburton Co.	587,535
124,304		National Oilwell Varco, Inc.	5,044,256
79,900		Schlumberger Ltd.	5,070,454
20,500		Smith International, Inc.	877,810
			11,580,055
		Packaging & Containers: 0.2%
68,933		Bemis Co.	1,979,756
			1,979,756
		Pharmaceuticals: 7.2%
274,734		Abbott Laboratories	14,472,987
117,308	L	AmerisourceBergen Corp.	3,392,547
16,200		Bristol-Myers Squibb Co.	432,540
176,600		Cardinal Health, Inc.	6,362,898
11,800	@	Express Scripts, Inc.	1,200,768
67,900	@	Forest Laboratories, Inc.	2,129,344

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
97,972		McKesson Corp.	$6,438,720
51,000	@	Medco Health Solutions, Inc.	3,292,560
202,862		Merck & Co., Inc.	7,576,896
990,262		Pfizer, Inc.	16,982,993
			62,282,253
		Pipelines: 0.8%
315,300		Williams Cos., Inc.	7,283,430
			7,283,430
		Real Estate: 0.1%
69,900	@	CB Richard Ellis Group, Inc.	1,107,915
			1,107,915
		Retail: 5.9%
123,500		Best Buy Co., Inc.	5,253,690
48,800		CVS Caremark Corp.	1,784,128
50,800	@	GameStop Corp.	1,113,028
181,631		Gap, Inc.	4,197,492
40,300		Home Depot, Inc.	1,303,705
40,100	@	Kohl’s Corp.	2,196,678
144,800		Limited Brands, Inc.	3,564,976
12,800		McDonald’s Corp.	854,016
76,500		Ross Stores, Inc.	4,090,455
60,500	@	Starbucks Corp.	1,468,335
157,134		Target Corp.	8,265,248
125,800		TJX Cos., Inc.	5,349,016
17,700	@	Urban Outfitters, Inc.	673,131
123,300		Walgreen Co.	4,573,197
106,652		Wal-Mart Stores, Inc.	5,929,851
			50,616,946
		Savings & Loans: 0.3%
164,702		Hudson City Bancorp., Inc.	2,332,180
			2,332,180
		Semiconductors: 2.4%
71,200		Broadcom Corp.	2,362,416
286,310		Intel Corp.	6,373,261
260,000		Texas Instruments, Inc.	6,362,200
234,000		Xilinx, Inc.	5,967,000
			21,064,877
		Software: 5.5%
232,162		CA, Inc.	5,448,842
168,900	@	Compuware Corp.	1,418,760
159,000	@	Intuit, Inc.	5,460,060
766,816		Microsoft Corp.	22,444,704
470,226		Oracle Corp.	12,080,106
7,300	@	Salesforce.com, Inc.	543,485
			47,395,957
		Telecommunications: 5.1%
738,256		AT&T, Inc.	19,076,535
485,870	@	Cisco Systems, Inc.	12,647,196
35,935		Harris Corp.	1,706,553
23,200	@	Juniper Networks, Inc.	711,776
57,100	@	Motorola, Inc.	400,842
90,216		Qualcomm, Inc.	3,788,170
259,100		Qwest Communications International, Inc.	1,352,502
172,000	@	Sprint Nextel Corp.	653,600
120,116		Verizon Communications, Inc.	3,725,998
			44,063,172
		Transportation: 0.3%
8,200		CSX Corp.	417,380
11,200		Expeditors International Washington, Inc.	413,504
10,300		Ryder System, Inc.	399,228
14,800		Union Pacific Corp.	1,084,840
			2,314,952
		Total Common Stock
		(Cost $757,479,206)	845,484,622
REAL ESTATE INVESTMENT TRUSTS: 1.1%
		Forestry: 0.1%
21,800	L	Plum Creek Timber Co., Inc.	848,238
			848,238
		Health Care: 0.1%
35,800		HCP, Inc.	1,181,400
			1,181,400
		Regional Malls: 0.7%
69,820		Simon Property Group, Inc.	5,857,898
			5,857,898
		Storage: 0.1%
6,400		Public Storage, Inc.	588,736
			588,736
		Warehouse/Industrial: 0.1%
29,700		ProLogis	392,040
			392,040

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Warehouse/Industrial (continued)
		Total Real Estate Investment Trusts
		(Cost $5,856,330)		$8,868,312
		Total Long-Term Investments
		(Cost $763,335,536)		854,352,934
SHORT-TERM INVESTMENTS: 1.7%
		Affiliated Mutual Fund: 0.8%
7,277,000		ING Institutional Prime Money Market Fund - Class I		7,277,000
		Total Mutual Fund
		(Cost $7,277,000)		7,277,000
		Securities Lending Collateral(cc): 0.9%
6,323,378		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		6,323,378
1,608,803	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,287,042
		Total Securities Lending Collateral
		(Cost $7,932,181)		7,610,420
		Total Short-Term Investments
		(Cost $15,209,181)		14,887,420
		Total Investments in Securities
		(Cost $778,544,717)*	100.8%	$869,240,354
		Other Assets and Liabilities - Net	(0.8)	(6,556,270)
		Net Assets	100.0%	$862,684,084

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid Security
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $810,969,362.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$105,583,584
		Gross Unrealized Depreciation		(47,312,592)
		Net Unrealized Appreciation		$58,270,992

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$845,484,622	$—	$—	$845,484,622
Real Estate Investment Trusts	8,868,312	—	—	8,868,312
Short-Term Investments	13,600,378	—	1,287,042	14,887,420
Total Investments, at value	$867,953,312	$—	$1,287,042	$869,240,354
Other Financial Instruments+:
Futures	52,049	—	—	52,049
Total Assets	$868,005,361	$—	$1,287,042	$869,292,403

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended February 28, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$1,287,042	$—	$—	$—	$—	$—	$—	$—	$1,287,042
Total Investments, at value	$1,287,042	$—	$—	$—	$—	$—	$—	$—	$1,287,042

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Index Plus LargeCap Portfolio Open Futures Contracts on March 31, 2010:

	Number of			Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
S&P 500®	32	06/17/10	$9,321,600	$52,049
			$9,321,600	$52,049

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 90.2%
		Advertising: 0.3%
140,042		Harte-Hanks, Inc.	$1,800,940
			1,800,940
		Aerospace/Defense: 0.1%
28,000	@	BE Aerospace, Inc.	852,600
			852,600
		Agriculture: 0.6%
81,574		Universal Corp.	4,298,134
			4,298,134
		Apparel: 1.2%
164,881	@, L	Timberland Co.	3,518,561
104,144	@	Warnaco Group, Inc.	4,968,710
			8,487,271
		Auto Manufacturers: 0.5%
88,300		Oshkosh Truck Corp.	3,562,022
			3,562,022
		Banks: 4.3%
160,865		Bancorpsouth, Inc.	3,371,730
94,814		Commerce Bancshares, Inc.	3,900,648
94,261		Cullen/Frost Bankers, Inc.	5,259,764
406,500	L	Fulton Financial Corp.	4,142,235
154,000		International Bancshares Corp.	3,540,460
66,700		Prosperity Bancshares, Inc.	2,734,700
131,264		Trustmark Corp.	3,206,780
70,637		Westamerica Bancorp.	4,072,223
			30,228,540
		Beverages: 0.3%
44,200	@	Hansen Natural Corp.	1,917,396
			1,917,396
		Biotechnology: 1.0%
44,785	@	Bio-Rad Laboratories, Inc.	4,636,143
53,750	@	Vertex Pharmaceuticals, Inc.	2,196,763
			6,832,906
		Chemicals: 4.3%
117,500		Ashland, Inc.	6,200,475
32,664		Cytec Industries, Inc.	1,526,715
82,656	S	Lubrizol Corp.	7,581,208
31,846		Olin Corp.	624,819
243,919		RPM International, Inc.	5,205,231
69,400		Terra Industries, Inc.	3,175,744
185,499		Valspar Corp.	5,468,511
			29,782,703
		Coal: 0.3%
114,806	@	Patriot Coal Corp.	2,348,931
			2,348,931
		Commercial Services: 6.0%
110,300	L	Aaron Rents, Inc.	3,677,402
64,857	@, L	Career Education Corp.	2,052,075
178,600	@	Convergys Corp.	2,189,636
282,872	@, L	Corinthian Colleges, Inc.	4,975,718
118,953	@, L	FTI Consulting, Inc.	4,677,232
120,680		Global Payments, Inc.	5,496,974
12,949	@	Hewitt Associates, Inc.	515,111
21,128	@	ITT Educational Services, Inc.	2,376,477
85,400		Lender Processing Services, Inc.	3,223,850
212,500	@	Rent-A-Center, Inc.	5,025,625
26,658		Rollins, Inc.	577,945
581,300	S	Service Corp. International	5,336,334
30,600		Sotheby’s	951,354
25,900		Towers Watson & Co.	1,230,250
			42,305,983
		Computers: 2.0%
152,123		Diebold, Inc.	4,831,426
96,700		DST Systems, Inc.	4,008,215
167,168	@	Micros Systems, Inc.	5,496,484
			14,336,125
		Distribution/Wholesale: 1.4%
118,645	@, S	Fossil, Inc.	4,477,662
283,044	@	Ingram Micro, Inc.	4,967,422
			9,445,084
		Diversified Financial Services: 1.6%
72,076	@, L	Affiliated Managers Group, Inc.	5,694,004
14,493		Eaton Vance Corp.	486,095
184,312		Raymond James Financial, Inc.	4,928,503
			11,108,602

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Electric: 1.6%
135,048		Black Hills Corp.	$4,098,707
77,322	L	Hawaiian Electric Industries	1,735,879
129,936		Idacorp, Inc.	4,498,384
92,759		PNM Resources, Inc.	1,162,270
			11,495,240
		Electrical Components & Equipment: 1.5%
75,955	@	Energizer Holdings, Inc.	4,766,936
108,878		Hubbell, Inc.	5,490,718
			10,257,654
		Electronics: 4.0%
199,687	@	Arrow Electronics, Inc.	6,016,569
218,297	@	Avnet, Inc.	6,548,910
108,433	@	Tech Data Corp.	4,543,343
117,305	@	Thomas & Betts Corp.	4,603,048
319,174	@	Vishay Intertechnology, Inc.	3,265,150
100,300		Woodward Governor Co.	3,207,594
			28,184,614
		Engineering & Construction: 2.1%
98,670		KBR, Inc.	2,186,527
164,389	@	Shaw Group, Inc.	5,658,269
132,988	@	URS Corp.	6,597,536
			14,442,332
		Entertainment: 0.1%
25,283		International Speedway Corp.	651,543
			651,543
		Food: 1.7%
70,362		Lancaster Colony Corp.	4,148,544
95,893	@	Ralcorp Holdings, Inc.	6,499,628
50,643	@	Smithfield Foods, Inc.	1,050,336
			11,698,508
		Gas: 3.1%
143,813		AGL Resources, Inc.	5,558,372
6,644		National Fuel Gas Co.	335,854
245,521		Southern Union Co.	6,228,868
206,553		UGI Corp.	5,481,917
124,280		WGL Holdings, Inc.	4,306,302
			21,911,313
		Hand/Machine Tools: 0.4%
52,709		Regal-Beloit Corp.	3,131,442
			3,131,442
		Healthcare - Products: 2.7%
24,523	@	Henry Schein, Inc.	1,444,405
19,114		Hill-Rom Holdings, Inc.	520,092
286,606	@	Hologic, Inc.	5,313,675
72,948	@	Immucor, Inc.	1,633,306
107,810	@	Kinetic Concepts, Inc.	5,154,396
145,134		Steris Corp.	4,885,210
			18,951,084
		Healthcare - Services: 2.1%
104,862	@	Community Health Systems, Inc.	3,872,554
131,701	@	Kindred Healthcare, Inc.	2,377,203
30,200	@, L	LifePoint Hospitals, Inc.	1,110,756
98,598	@	Lincare Holdings, Inc.	4,425,078
10,700		Universal Health Services, Inc.	375,463
90,812	@	WellCare Health Plans, Inc.	2,706,198
			14,867,252
		Home Builders: 2.2%
191,000	L	KB Home	3,199,250
105,290	L	MDC Holdings, Inc.	3,644,087
7,201	@	NVR, Inc.	5,231,527
84,499		Ryland Group, Inc.	1,896,158
58,600	@	Toll Brothers, Inc.	1,218,880
			15,189,902
		Household Products/Wares: 0.8%
126,093		American Greetings Corp.	2,627,778
55,149		Tupperware Corp.	2,659,285
			5,287,063
		Insurance: 5.5%
171,727		American Financial Group, Inc.	4,885,633
77,994		Everest Re Group Ltd.	6,312,054
84,655	L	Hanover Insurance Group, Inc.	3,691,805
47,317		HCC Insurance Holdings, Inc.	1,305,949
255,622		Protective Life Corp.	5,621,128
125,424		Reinsurance Group of America, Inc.	6,587,268
110,171		Stancorp Financial Group, Inc.	5,247,445
165,796		Unitrin, Inc.	4,650,578
			38,301,860
		Internet: 1.1%
205,257	@	AOL, Inc.	5,188,897
72,967	@	Digital River, Inc.	2,210,900
5,461	@	F5 Networks, Inc.	335,906
			7,735,703

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Investment Companies: 0.1%
71,656		Apollo Investment Corp.	$912,181
			912,181
		Iron/Steel: 0.8%
119,408		Reliance Steel & Aluminum Co.	5,878,456
			5,878,456
		Machinery - Construction & Mining: 1.2%
68,289		Bucyrus International, Inc.	4,506,391
65,232		Joy Global, Inc.	3,692,131
			8,198,522
		Machinery - Diversified: 1.1%
152,400		IDEX Corp.	5,044,440
43,700		Nordson Corp.	2,968,104
			8,012,544
		Media: 1.0%
108,753		John Wiley & Sons, Inc.	4,706,830
84,320		Scholastic Corp.	2,360,960
			7,067,790
		Metal Fabricate/Hardware: 1.9%
185,684		Timken Co.	5,572,377
57,332		Valmont Industries, Inc.	4,748,810
185,554		Worthington Industries	3,208,229
			13,529,416
		Miscellaneous Manufacturing: 5.3%
129,100		Aptargroup, Inc.	5,080,085
137,300		Carlisle Cos., Inc.	5,231,130
130,115		Crane Co.	4,619,083
130,212		Donaldson Co., Inc.	5,875,165
157,174		Harsco Corp.	5,020,138
169,162		Pentair, Inc.	6,025,550
73,941	L	SPX Corp.	4,903,767
			36,754,918
		Oil & Gas: 2.0%
130,244	@	Atwood Oceanics, Inc.	4,510,350
124,607	@	Bill Barrett Corp.	3,826,681
32,579	@	Newfield Exploration Co.	1,695,737
11,154	@	Pride International, Inc.	335,847
83,166	@	Quicksilver Resources, Inc.	1,170,146
50,549	@	Unit Corp.	2,137,212
			13,675,973
		Oil & Gas Services: 1.6%
83,440	@	Exterran Holdings, Inc.	2,016,745
250,549	@	Helix Energy Solutions Group, Inc.	3,264,653
91,014	@	Oceaneering International, Inc.	5,778,479
			11,059,877
		Packaging & Containers: 1.7%
46,094		Packaging Corp. of America	1,134,373
75,309		Silgan Holdings, Inc.	4,535,861
179,892		Sonoco Products Co.	5,538,875
28,332		Temple-Inland, Inc.	578,823
			11,787,932
		Pharmaceuticals: 4.3%
129,240	@	Endo Pharmaceuticals Holdings, Inc.	3,061,696
179,128		Medicis Pharmaceutical Corp.	4,506,860
69,829	@	NBTY, Inc.	3,350,395
201,971		Omnicare, Inc.	5,713,760
128,889		Perrigo Co.	7,568,362
131,488	@, L	Valeant Pharmaceuticals International	5,642,150
			29,843,223
		Real Estate: 0.1%
13,573		Jones Lang LaSalle, Inc.	989,336
			989,336
		Retail: 6.5%
161,700	@	99 Cents Only Stores	2,635,710
122,640		Advance Auto Parts, Inc.	5,141,069
211,803	@	Aeropostale, Inc.	6,106,280
81,892		Barnes & Noble, Inc.	1,770,505
46,642		Bob Evans Farms, Inc.	1,441,704
153,099		Brinker International, Inc.	2,951,749
15,313	@	Carmax, Inc.	384,663
246,200		Chico’s FAS, Inc.	3,550,204
80,539	@	Collective Brands, Inc.	1,831,457
128,435	@	Dollar Tree, Inc.	7,605,921
190,933		Petsmart, Inc.	6,102,219
36,951		Regis Corp.	690,245
757,000	S	Wendy’s/Arby’s Group, Inc. - Class A	3,785,000
60,589		Williams-Sonoma, Inc.	1,592,885
			45,589,611
		Savings & Loans: 1.4%
328,797		New York Community Bancorp., Inc.	5,438,302
329,100		NewAlliance Bancshares, Inc.	4,153,242
			9,591,544

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Semiconductors: 1.2%
24,670	@	Cree, Inc.	$1,732,327
84,505	@	Fairchild Semiconductor International, Inc.	899,978
143,500		Intersil Corp.	2,118,060
214,510	@, L	Semtech Corp.	3,738,909
			8,489,274
		Software: 2.7%
16,404	@	ACI Worldwide, Inc.	338,086
226,563		Broadridge Financial Solutions ADR	4,843,917
10,568	@	Cerner Corp.	898,914
167,620		Fair Isaac Corp.	4,247,491
168,700	@	Quest Software, Inc.	3,001,173
125,825	@	Sybase, Inc.	5,865,962
			19,195,543
		Telecommunications: 3.5%
398,370	@	3Com Corp.	3,063,465
618,678	@	Cincinnati Bell, Inc.	2,109,692
91,185	@	CommScope, Inc.	2,555,004
187,011	@	NeuStar, Inc.	4,712,677
149,540		Plantronics, Inc.	4,677,611
880,527	@, S	RF Micro Devices, Inc.	4,385,024
84,900		Telephone & Data Systems, Inc.	2,873,865
			24,377,338
		Transportation: 1.0%
79,353		Landstar System, Inc.	3,331,239
74,404	L	Tidewater, Inc.	3,517,077
			6,848,316
		Total Common Stock
		(Cost $535,091,628)	631,214,541
REAL ESTATE INVESTMENT TRUSTS: 6.8%
		Apartments: 1.1%
42,236		BRE Properties, Inc.	1,509,937
39,987		Camden Property Trust	1,664,659
15,700		Essex Property Trust, Inc.	1,412,215
160,900		UDR, Inc.	2,838,276
			7,425,087
		Diversified: 0.5%
869	S	Cousins Properties, Inc.	7,221
126,931		Duke Realty Corp.	1,573,944
67,547		Liberty Property Trust	2,292,545
			3,873,710
		Forestry: 0.2%
44,410		Potlatch Corp.	1,556,126
			1,556,126
		Health Care: 0.7%
80,100		Nationwide Health Properties, Inc.	2,815,515
91,700		Senior Housing Properties Trust	2,031,155
			4,846,670
		Hotels: 0.2%
57,300		Hospitality Properties Trust	1,372,335
			1,372,335
		Office Property: 1.4%
44,242		Alexandria Real Estate Equities, Inc.	2,990,759
42,300		Corporate Office Properties Trust SBI MD	1,697,499
35,680		Highwoods Properties, Inc.	1,132,126
38,175		Mack-Cali Realty Corp.	1,345,669
40,900		SL Green Realty Corp.	2,342,343
			9,508,396
		Paper & Related Products: 0.4%
56,716		Rayonier, Inc.	2,576,608
			2,576,608
		Regional Malls: 0.3%
62,524		Macerich Co.	2,395,294
			2,395,294
		Shopping Centers: 1.1%
43,906	L	Equity One, Inc.	829,384
43,000		Federal Realty Investment Trust	3,130,830
42,700		Regency Centers Corp.	1,599,969
114,972	L	Weingarten Realty Investors	2,478,796
			8,038,979
		Single Tenant: 0.4%
94,500		Realty Income Corp.	2,900,205
			2,900,205
		Warehouse/Industrial: 0.5%
117,610		AMB Property Corp.	3,203,696
			3,203,696
		Total Real Estate Investment Trusts
		(Cost $35,116,665)	47,697,106

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Warehouse/Industrial (continued)
		Total Long-Term Investments
		(Cost $570,208,293)		$678,911,647
SHORT-TERM INVESTMENTS: 6.6%
		Affiliated Mutual Fund: 2.9%
20,094,000		ING Institutional Prime Money Market Fund - Class I		20,094,000
		Total Mutual Fund
		(Cost $20,094,000)		20,094,000
		Securities Lending Collateral(cc): 3.7%
23,839,969		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		23,839,969
2,851,192	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		2,280,954
		Total Securities Lending Collateral
		(Cost $26,691,161)		26,120,923
		Total Short-Term Investments
		(Cost $46,785,161)		46,214,923
		Total Investments in Securities
		(Cost $616,993,454)*	103.6%	$725,126,570
		Other Assets and Liabilities - Net	(3.6)	(24,995,617)
		Net Assets	100.0%	$700,130,953

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid Security
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $625,767,390.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$114,905,730
		Gross Unrealized Depreciation		(15,546,550)
		Net Unrealized Appreciation		$99,359,180

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$631,214,541	$—	$—	$631,214,541
Real Estate Investment Trusts	47,697,106	—	—	47,697,106
Short-Term Investments	43,933,969	—	2,280,954	46,214,923
Total Investments, at value	$722,845,616	$—	$2,280,954	$725,126,570
Other Financial Instruments+:
Futures	243,999	—	—	243,999
Total Assets	$723,089,615	$—	$2,280,954	$725,370,569

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended February 28, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$2,280,954	$—	$—	$—	$—	$—	$—	$—	$2,280,954
Total Investments, at value	$2,280,954	$—	$—	$—	$—	$—	$—	$—	$2,280,954

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Index Plus MidCap Portfolio Open Futures Contracts on March 31, 2010:

	Number of			Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
S&P MidCap 400® Index	56	06/17/10	$22,066,800	$243,999
			$22,066,800	$243,999

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 91.3%

		Advertising: 0.2%
24,960	@	inVentiv Health, Inc.	$560,602
			560,602
		Aerospace/Defense: 2.7%
940	@	AAR Corp.	23,331
31,863		Cubic Corp.	1,147,068
6,541		Curtiss-Wright Corp.	227,627
30,321	@	Esterline Technologies Corp.	1,498,767
162,800	@, L	Gencorp, Inc.	937,728
5,225		Kaman Corp.	130,677
12,128	@	Moog, Inc.	429,574
11,304		National Presto Industries, Inc.	1,344,159
42,488	@	Orbital Sciences Corp.	807,697
5,190	@	Teledyne Technologies, Inc.	214,191
27,282		Triumph Group, Inc.	1,912,195
			8,673,014
		Agriculture: 0.5%
81,800	@, L	Alliance One International, Inc.	416,362
38,953		Andersons, Inc.	1,304,146
			1,720,508
		Airlines: 0.8%
22,160	@, L	Allegiant Travel Co.	1,282,178
84,347		Skywest, Inc.	1,204,475
			2,486,653
		Apparel: 3.0%
63,216	@	Carter’s, Inc.	1,905,962
49,108	@	CROCS, Inc.	430,677
18,879	@	Deckers Outdoor Corp.	2,605,302
123,187	@	Iconix Brand Group, Inc.	1,892,152
9,721	@	Skechers USA, Inc.	353,067
52,414	@	True Religion Apparel, Inc.	1,591,289
25,103		Wolverine World Wide, Inc.	732,003
			9,510,452
		Auto Parts & Equipment: 0.9%
53,003	@	ATC Technology Corp.	909,531
82,808	S	Spartan Motors, Inc.	463,725
43,763		Standard Motor Products, Inc.	434,129
69,600		Superior Industries International	1,119,168
			2,926,553
		Banks: 5.7%
89,638		Bank Mutual Corp.	582,647
37,153		Bank of the Ozarks, Inc.	1,307,414
15,164	S	Boston Private Financial Holdings, Inc.	111,759
35,200	L	City Holding Co.	1,207,008
70,867		Community Bank System, Inc.	1,614,350
12,669		First Financial Bancorp.	225,382
24,150	L	First Financial Bankshares, Inc.	1,244,933
36,375		Hancock Holding Co.	1,520,839
42,810		Independent Bank Corp.	1,055,695
19,408		NBT Bancorp., Inc.	443,473
55,738	@	Signature Bank	2,065,093
32,439		Simmons First National Corp.	894,343
33,660		Sterling Bancorp.	338,283
22,630	L	Tompkins Financial Corp.	825,542
166,355	L	Trustco Bank Corp.	1,026,410
23,291		UMB Financial Corp.	945,615
12,308	L	United Bankshares, Inc.	322,716
56,857		Wilshire Bancorp., Inc.	627,133
47,415		Wintrust Financial Corp.	1,764,312
			18,122,947
		Beverages: 0.3%
11,885	@	Boston Beer Co., Inc.	621,110
7,600	@, L	Peet’s Coffee & Tea, Inc.	301,340
			922,450
		Biotechnology: 0.9%
31,200	@, L	Arqule, Inc.	179,712
59,414	@, S	Cambrex Corp.	240,627
16,040	@	Cubist Pharmaceuticals, Inc.	361,542
23,414	@	Enzo Biochem, Inc.	140,952
70,234	@	Martek Biosciences Corp.	1,580,967
9,771	@	Regeneron Pharmaceuticals, Inc.	258,834
			2,762,634
		Building Materials: 2.3%
42,253		AAON, Inc.	955,763
53,405		Apogee Enterprises, Inc.	844,333

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value

		Building Materials (continued)
105,000		Comfort Systems USA, Inc.	$1,311,450
47,271	@	Drew Industries, Inc.	1,040,907
10,224	@	Gibraltar Industries, Inc.	128,925
49,808		NCI Building Systems, Inc.	549,880
65,688		Quanex Building Products Corp.	1,085,823
35,600		Universal Forest Products, Inc.	1,371,312
			7,288,393
		Chemicals: 3.3%
1,983		Arch Chemicals, Inc.	68,195
9,086		Balchem Corp.	223,970
70,162		HB Fuller Co.	1,628,460
16,830		NewMarket Corp.	1,733,322
43,062	@	OM Group, Inc.	1,458,941
153,826	@	PolyOne Corp.	1,575,178
35,336		Quaker Chemical Corp.	957,959
58,426		Schulman A, Inc.	1,429,684
19,969		Stepan Co.	1,116,067
19,678		Zep, Inc.	430,555
			10,622,331
		Commercial Services: 4.4%
66,976		ABM Industries, Inc.	1,419,891
5,349	@	Capella Education Co.	496,601
22,772	@	Consolidated Graphics, Inc.	942,989
40,300	@, L	Forrester Research, Inc.	1,211,821
30,069	@	Geo Group, Inc.	595,968
13,094		Hillenbrand, Inc.	287,937
55,851	@	Kendle International, Inc.	976,275
50,570	@	Live Nation, Inc.	733,265
25,905		MAXIMUS, Inc.	1,578,392
56,888	@	On Assignment, Inc.	405,611
25,866	@	Pre-Paid Legal Services, Inc.	979,028
51,262	S	SFN Group, Inc.	410,609
65,115	@	TeleTech Holdings, Inc.	1,112,164
45,900	@	Universal Technical Institute, Inc.	1,047,438
57,159	@	Wright Express Corp.	1,721,629
			13,919,618
		Computers: 3.0%
65,547		Agilysys, Inc.	732,160
40,421	@	CACI International, Inc.	1,974,566
178,994	@	Ciber, Inc.	669,438
9,000	@, L	Compellent Technologies, Inc.	157,950
34,500	L	Hutchinson Technology, Inc.	215,280
96,105	@	Insight Enterprises, Inc.	1,380,068
52,479	@	Manhattan Associates, Inc.	1,337,165
10,952	@	Mercury Computer Systems, Inc.	150,261
21,080	@	Netscout Systems, Inc.	311,773
36,878	@	Radiant Systems, Inc.	526,249
38,970	@	Radisys Corp.	349,171
28,963	@	SYKES Enterprises, Inc.	661,515
36,556	@, L	Synaptics, Inc.	1,009,311
			9,474,907
		Distribution/Wholesale: 0.9%
175,014	@, S	Brightpoint, Inc.	1,317,855
4,097	@	School Specialty, Inc.	93,043
19,855	@	United Stationers, Inc.	1,168,467
4,899		Watsco, Inc.	278,655
			2,858,020
		Diversified Financial Services: 1.2%
117,732	@	National Financial Partners Corp.	1,660,021
9,907	@	Stifel Financial Corp.	532,501
1,868		SWS Group, Inc.	21,538
40,988	@, L	World Acceptance, Corp.	1,478,847
			3,692,907
		Electric: 0.8%
3,737		Avista Corp.	77,393
2,401	L	CH Energy Group, Inc.	98,057
18,609	@	El Paso Electric Co.	383,345
7,274		UIL Holdings Corp.	200,035
52,886		Unisource Energy Corp.	1,662,736
			2,421,566
		Electrical Components & Equipment: 0.6%
60,078		Belden CDT, Inc.	1,649,742
6,632		Encore Wire Corp.	137,946
			1,787,688
		Electronics: 4.4%
3,763		American Science & Engineering, Inc.	281,924
11,745		Bel Fuse, Inc.	236,662
101,230	@	Benchmark Electronics, Inc.	2,099,510
65,437		Brady Corp.	2,036,399
78,682	@	Checkpoint Systems, Inc.	1,740,446
126,299		CTS Corp.	1,189,737
53,072	L	Daktronics, Inc.	404,409

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value

		Electronics (continued)
1,967	@	Dionex Corp.	$147,092
22,461	@	Electro Scientific Industries, Inc.	287,725
124,422	@, S	Newport Corp.	1,555,275
43,925		Park Electrochemical Corp.	1,262,405
10,844	@	Plexus Corp.	390,709
27,245	S	Technitrol, Inc.	143,854
72,112	@, S	TTM Technologies, Inc.	640,355
46,300		Watts Water Technologies, Inc.	1,438,078
			13,854,580
		Engineering & Construction: 1.4%
51,004	@, S	Dycom Industries, Inc.	447,305
85,292	@	EMCOR Group, Inc.	2,100,742
36,359	@	Exponent, Inc.	1,036,959
29,100	@	Stanley, Inc.	823,239
			4,408,245
		Environmental Control: 0.6%
4,124	@	Calgon Carbon Corp.	70,603
17,553	@, S	Darling International, Inc.	157,275
78,594	@	Tetra Tech, Inc.	1,810,806
			2,038,684
		Food: 1.2%
14,427		Diamond Foods, Inc.	606,511
6,851		J&J Snack Foods Corp.	297,813
33,402		Nash Finch Co.	1,123,977
29,044		Sanderson Farms, Inc.	1,557,049
6,995	@	United Natural Foods, Inc.	196,769
			3,782,119
		Forest Products & Paper: 1.1%
94,047	@	Buckeye Technologies, Inc.	1,230,135
22,200	@	Clearwater Paper Corp.	1,093,350
31,326		Neenah Paper, Inc.	496,204
11,396		Schweitzer-Mauduit International, Inc.	541,994
			3,361,683
		Gas: 1.6%
39,602		Laclede Group, Inc.	1,335,379
15,259		New Jersey Resources Corp.	573,128
86,161		Piedmont Natural Gas Co.	2,376,320
29,016		Southwest Gas Corp.	868,159
			5,152,986
		Healthcare - Products: 2.7%
102,950	@	American Medical Systems Holdings, Inc.	1,912,811
36,400		Cantel Medical Corp.	722,540
7,430		Cooper Cos., Inc.	288,878
47,440	@	Cyberonics	908,950
7,412	@	Haemonetics Corp.	423,596
30,900	@	Hanger Orthopedic Group, Inc.	561,762
53,938		Invacare Corp.	1,431,515
41,870	@	Kensey Nash Corp.	987,713
9,311	@	PSS World Medical, Inc.	218,902
87,117	@, S	Symmetry Medical, Inc.	874,655
6,560		West Pharmaceutical Services, Inc.	275,192
			8,606,514
		Healthcare - Services: 6.6%
4,103	@	Air Methods Corp.	139,502
12,925	@	Almost Family, Inc.	487,143
41,811	@, L	Amedisys, Inc.	2,308,803
64,492	@	AMERIGROUP Corp.	2,143,714
65,643	@	Amsurg Corp.	1,417,232
82,211	@	Centene Corp.	1,976,352
48,279	@	Gentiva Health Services, Inc.	1,365,330
86,550	@	Healthspring, Inc.	1,523,280
32,240	@, L	LHC Group, Inc.	1,081,007
47,950	@	Magellan Health Services, Inc.	2,084,866
52,043	@, S	Mednax, Inc.	3,028,382
31,350	@	Molina Healthcare, Inc.	789,080
81,892	@	Odyssey HealthCare, Inc.	1,483,064
40,839	@	RehabCare Group, Inc.	1,113,680
			20,941,435
		Home Builders: 0.7%
63,900	@, L	M/I Homes, Inc.	936,135
36,684	@	Meritage Homes Corp.	770,364
134,419	@, S	Standard-Pacific Corp.	607,574
			2,314,073
		Home Furnishings: 0.6%
113,162	@	La-Z-Boy, Inc.	1,419,051
24,530	@	Universal Electronics, Inc.	548,000
			1,967,051
		Household Products/Wares: 0.8%
128,075	@, S	Central Garden & Pet Co.	1,173,167
57,414	@	Helen of Troy Ltd.	1,496,209
			2,669,376

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value

		Housewares: 0.4%
26,982		Toro Co.	$1,326,705
			1,326,705
		Insurance: 2.9%
36,243		American Physicians Capital, Inc.	1,157,964
46,745	@	Amerisafe, Inc.	765,216
25,640		Delphi Financial Group	645,102
27,365	L	Infinity Property & Casualty Corp.	1,243,466
42,092	@	ProAssurance Corp.	2,464,066
35,144		Safety Insurance Group, Inc.	1,323,874
65,758		Tower Group, Inc.	1,457,855
			9,057,543
		Internet: 1.7%
11,280	@	Cybersource Corp.	198,979
64,648	@, S	eResearch Technology, Inc.	446,718
58,695	@	Infospace, Inc.	648,580
58,996	@	j2 Global Communications, Inc.	1,380,506
11,469	L	Nutri/System, Inc.	204,263
79,878	@	Perficient, Inc.	900,225
40,442	@	Stamps.com, Inc.	408,464
141,680		United Online, Inc.	1,059,766
2,034	@	Websense, Inc.	46,314
			5,293,815
		Leisure Time: 0.4%
24,131		Polaris Industries, Inc.	1,234,542
			1,234,542
		Machinery - Diversified: 0.7%
44,631		Briggs & Stratton Corp.	870,305
16,871		Gardner Denver, Inc.	742,999
7,241	@	Gerber Scientific, Inc.	44,967
16,443		Lindsay Manufacturing Co.	680,905
			2,339,176
		Metal Fabricate/Hardware: 0.6%
9,718		Lawson Products	150,337
61,655		Mueller Industries, Inc.	1,651,737
			1,802,074
		Mining: 0.2%
7,237		Amcol International Corp.	196,846
43,607	@	Century Aluminum Co.	600,032
			796,878
		Miscellaneous Manufacturing: 3.0%
7,633		Acuity Brands, Inc.	322,189
37,600		AO Smith Corp.	1,976,632
32,489		AZZ, Inc.	1,099,753
8,676	@	Ceradyne, Inc.	196,858
30,489		Clarcor, Inc.	1,051,566
962		ESCO Technologies, Inc.	30,601
105,778	@	Griffon Corp.	1,317,994
31,071		John Bean Technologies Corp.	544,985
77,330		Myers Industries, Inc.	810,418
20,452		Standex International Corp.	527,048
45,851	L	Sturm Ruger & Co., Inc.	549,753
73,100		Tredegar Corp.	1,248,548
			9,676,345
		Oil & Gas: 0.7%
17,628	@	Petroleum Development Corp.	408,441
23,247		St. Mary Land & Exploration Co.	809,228
53,864	@	Stone Energy Corp.	956,086
			2,173,755
		Oil & Gas Services: 1.9%
10,167	@	Dril-Quip, Inc.	618,560
45,133		Gulf Island Fabrication, Inc.	981,643
15,087	@, L	Hornbeck Offshore Services, Inc.	280,166
83,109	@	Matrix Service Co.	894,253
25,412	@	Oil States International, Inc.	1,152,180
7,896	@	SEACOR Holdings, Inc.	636,891
130,652	@	Tetra Technologies, Inc.	1,596,567
			6,160,260
		Packaging & Containers: 0.7%
47,075		Rock-Tenn Co.	2,145,208
			2,145,208
		Pharmaceuticals: 1.2%
10,580	@	Catalyst Health Solutions, Inc.	437,800
61,863	@	Par Pharmaceutical Cos., Inc.	1,534,202
83,008	@, L	PharMerica Corp.	1,512,406
1,800	@	Salix Pharmaceuticals Ltd.	67,050
8,333	@	Viropharma, Inc.	113,579
			3,665,037
		Real Estate: 0.4%
64,772	@	Forestar Real Estate Group, Inc.	1,222,895
			1,222,895
		Retail: 13.1%
50,124		Big 5 Sporting Goods Corp.	762,887

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value

		Retail (continued)
1,551	@, L	BJ’s Restaurants, Inc.	$36,138
34,396	L	Buckle, Inc.	1,264,397
93,762	@, L	Cabela’s, Inc.	1,639,897
6,522	@	California Pizza Kitchen, Inc.	109,504
62,693		Casey’s General Stores, Inc.	1,968,560
44,438		Cash America International, Inc.	1,754,412
68,739		Cato Corp.	1,473,764
41,600	@	Childrens Place Retail Stores, Inc.	1,853,280
35,855		Cracker Barrel Old Country Store	1,662,955
20,585	@, L	DineEquity, Inc.	813,725
43,136	@	Dress Barn, Inc.	1,128,438
84,148	@	Ezcorp, Inc.	1,733,449
86,358		Finish Line	1,409,363
27,826	@	First Cash Financial Services, Inc.	600,207
102,512		Fred’s, Inc.	1,228,094
39,468	@	Genesco, Inc.	1,223,903
49,384	@	Group 1 Automotive, Inc.	1,573,374
36,113	@	Gymboree Corp.	1,864,514
19,774	@	Haverty Furniture Cos., Inc.	322,712
32,130	@	HSN, Inc.	945,907
44,896	@	Jo-Ann Stores, Inc.	1,884,734
29,622	@	JoS. A Bank Clothiers, Inc.	1,618,842
75,888	@, L	Lithia Motors, Inc.	485,683
7,637	@	MarineMax, Inc.	82,174
26,696		Men’s Wearhouse, Inc.	639,102
29,998	@	Papa John’s International, Inc.	771,249
49,064	L	PEP Boys-Manny Moe & Jack	493,093
4,897	L	PetMed Express, Inc.	108,566
30,700	@	PF Chang’s China Bistro, Inc.	1,354,791
75,719	@	Ruby Tuesday, Inc.	800,350
60,283	@	Sonic Automotive, Inc.	663,113
95,506		Stage Stores, Inc.	1,469,837
1,321	@	Steak N Shake Co/The	503,658
36,038	@	Stein Mart, Inc.	325,423
516	@	Texas Roadhouse, Inc.	7,167
45,830		Tractor Supply Co.	2,660,432
64,300	@, S	Tuesday Morning Corp.	423,737
71,380		World Fuel Services Corp.	1,901,563
			41,562,994
		Savings & Loans: 0.6%
61,700		Brookline Bancorp., Inc.	656,488
94,365		Dime Community Bancshares	1,191,830
			1,848,318
		Semiconductors: 3.9%
40,694	@	Cabot Microelectronics Corp.	1,539,454
194,397	@	Cypress Semiconductor Corp.	2,235,566
58,132	@, L	DSP Group, Inc.	484,240
233,299	@	Kopin Corp.	863,206
949		Micrel, Inc.	10,116
46,248	@	Microsemi Corp.	801,940
36,285	@	Pericom Semiconductor Corp.	388,612
68,620	@, L	Sigma Designs, Inc.	804,913
185,548	@, L	Skyworks Solutions, Inc.	2,894,548
35,800	@	Tessera Technologies, Inc.	726,024
24,937	@, S	Triquint Semiconductor, Inc.	174,559
30,672	@	Varian Semiconductor Equipment Associates, Inc.	1,015,857
9,018	@, L	Veeco Instruments, Inc.	392,283
			12,331,318
		Software: 1.1%
18,460		Bowne & Co., Inc.	206,014
8,030	@	Commvault Systems, Inc.	171,441
10,428	@	Concur Technologies, Inc.	427,652
29,148	@	CSG Systems International	610,942
36,139	@	Digi International, Inc.	384,519
4,968	@	Eclipsys Corp.	98,764
49,768	@, S	Smith Micro Software, Inc.	439,949
38,450	@, L	SYNNEX Corp.	1,136,582
			3,475,863
		Telecommunications: 3.6%
11,407	@, S	Adaptec, Inc.	37,301
32,680	@	Anixter International, Inc.	1,531,058
29,421		Applied Signal Technology, Inc.	576,063
158,522	@	Arris Group, Inc.	1,903,849
23,112		Black Box Corp.	710,925
15,379	@	Comtech Telecommunications	491,974
49,800	@	EMS Technologies, Inc.	826,680
65,514	@	Netgear, Inc.	1,709,915
79,714	@	Neutral Tandem, Inc.	1,273,830
79,630	@	Novatel Wireless, Inc.	535,910
27,958		NTELOS Holdings Corp.	497,373
41,059	@	Symmetricom, Inc.	239,374
4,162	@	Tekelec	75,582

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value

		Telecommunications (continued)
83,800	@	USA Mobility, Inc.		$1,061,746
				11,471,580
		Textiles: 0.5%
30,809		Unifirst Corp.		1,586,664
				1,586,664
		Transportation: 0.5%
40,187	@	Bristow Group, Inc.		1,516,256
				1,516,256
		Total Common Stock
		(Cost $247,297,028)		289,535,215

REAL ESTATE INVESTMENT TRUSTS: 5.4%

		Apartments: 0.9%
10,092		Home Properties, Inc.		472,306
40,222		Mid-America Apartment Communities, Inc.		2,083,097
5,346		Post Properties, Inc.		117,719
				2,673,122
		Diversified: 0.6%
99,235		Colonial Properties Trust		1,278,147
6,958		Entertainment Properties Trust		286,183
3,290		PS Business Parks, Inc.		175,686
				1,740,016
		Health Care: 1.3%
84,398		Healthcare Realty Trust, Inc.		1,965,629
42,531		LTC Properties, Inc.		1,150,889
104,924		Medical Properties Trust, Inc.		1,099,604
				4,216,122
		Office Property: 0.7%
63,238		BioMed Realty Trust, Inc.		1,045,957
16,692	L	Franklin Street Properties Corp.		240,866
5,126		Kilroy Realty Corp.		158,086
38,404		Parkway Properties, Inc.		721,227
				2,166,136
		Shopping Centers: 0.4%
3,748		Acadia Realty Trust		66,939
8,644	S	Cedar Shopping Centers, Inc.		68,374
7,754		Tanger Factory Outlet Centers, Inc.		334,663
41,403		Urstadt Biddle Properties, Inc.		654,581
				1,124,557
		Single Tenant: 0.1%
18,691		National Retail Properties, Inc.		426,716
				426,716
		Storage: 0.9%
137,698		Extra Space Storage, Inc.		1,746,011
35,096		Sovran Self Storage, Inc.		1,223,447
				2,969,458
		Warehouse/Industrial: 0.5%
43,006		EastGroup Properties, Inc.		1,623,046
				1,623,046
		Total Real Estate Investment Trusts
		(Cost $15,160,804)		16,939,173

		Total Long-Term Investments
		(Cost $262,457,832)		306,474,388

SHORT-TERM INVESTMENTS: 8.4%

		Affiliated Mutual Fund: 3.2%
10,295,000		ING Institutional Prime Money Market Fund - Class I		10,295,000

		Total Mutual Fund
		(Cost $10,295,000)		10,295,000

		Securities Lending Collateral(cc): 5.2%
15,177,881		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		15,177,881
1,429,266	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,143,413

		Total Securities Lending Collateral
		(Cost $16,607,147)		16,321,294

		Total Short-Term Investments
		(Cost $26,902,147)		26,616,294

		Total Investments in Securities
		(Cost $289,359,979)*	105.1%	$333,090,682
		Other Assets and Liabilities - Net	(5.1)	(16,071,787)
		Net Assets	100.0%	$317,018,895

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid Security
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.

	*	Cost for federal income tax purposes is $296,403,955.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$51,091,521
		Gross Unrealized Depreciation		(14,404,794)
		Net Unrealized Appreciation		$36,686,727

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$289,535,215	$—	$—	$289,535,215
Real Estate Investment Trusts	16,939,173	—	—	16,939,173
Short-Term Investments	25,472,881	—	1,143,413	26,616,294
Total Investments, at value	$331,947,269	$—	$1,143,413	$333,090,682
Other Financial Instruments+:
Futures	94,805	—	—	94,805
Total Assets	$332,042,074	$—	$1,143,413	$333,185,487

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended February 28, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$1,143,413	$—	$—	$—	$—	$—	$—	$—	$1,143,413
Total Investments, at value	$1,143,413	$—	$—	$—	$—	$—	$—	$—	$1,143,413

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.  Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Index Plus SmallCap Portfolio Open Futures Contracts on March 31, 2010:

	Number of			Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)

Long Contracts
Russell 2000® Mini Index	167	06/18/10	$11,307,570	$94,805

			$11,307,570	$94,805

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 92.0%

		Australia: 7.6%
12,636		AGL Energy Ltd.	$174,120
56,947		Alumina Ltd.	89,267
40,739		Amcor Ltd.	238,744
68,064		AMP Ltd.	390,539
22,863	@	Arrow Energy NL	105,429
90,109	@	Asciano Group	156,345
5,238		ASX Ltd.	162,936
80,117		Australia & New Zealand Banking Group Ltd.	1,862,114
32,827		AXA Asia Pacific Holdings Ltd.	190,382
13,579		Bendigo Bank Ltd.	124,489
106,673		BHP Billiton Ltd.	4,278,840
6,214	L	Billabong International Ltd.	64,246
62,185		BlueScope Steel Ltd.	165,800
16,598		Boral Ltd.	85,327
43,961		Brambles Ltd.	296,543
5,743		Caltex Australia Ltd.	59,499
16,051		Coca-Cola Amatil Ltd.	165,589
1,639		Cochlear Ltd.	109,422
48,730		Commonwealth Bank of Australia	2,513,153
12,959		Computershare Ltd.	148,693
13,100		Crown Ltd.	98,215
18,950		CSL Ltd.	632,955
39,170		CSR Ltd.	59,442
40,029	@	Fortescue Metals Group Ltd.	179,732
58,701		Foster’s Group Ltd.	284,582
40,098		Goodman Fielder Ltd.	52,507
17,753		Harvey Norman Holdings Ltd.	58,850
54,961		Incitec Pivot Ltd.	174,608
69,712		Insurance Australia Group	247,925
66,745		John Fairfax Holdings Ltd.	110,117
4,819	L	Leighton Holdings Ltd.	172,123
13,413		Lend Lease Corp. Ltd.	106,493
19,409		Macquarie Airports Management Ltd.	54,970
17,223		Macquarie Atlas Roads Group	14,856
10,963		Macquarie Group Ltd.	474,112
86,115		Macquarie Infrastructure Group	88,228
23,022		Metcash Ltd.	87,383
65,677		National Australia Bank Ltd.	1,657,100
15,159		Newcrest Mining Ltd.	457,041
6,478	L	Nufarm Ltd.	48,836
43,338		OneSteel Ltd.	154,973
11,277		Orica Ltd.	276,792
29,215		Origin Energy Ltd.	443,446
110,402	@	Oxiana Ltd.	116,106
11,974	@	Paladin Resources Ltd.	43,372
35,123		Qantas Airways Ltd.	91,362
33,161		QBE Insurance Group Ltd.	633,043
13,888		Rio Tinto Ltd.	997,671
26,089		Santos Ltd.	351,138
5,113		Sims Group Ltd.	100,754
13,488		Sonic Healthcare Ltd.	177,780
57,749		SP AusNet	47,908
41,467		Suncorp-Metway Ltd.	324,528
15,461		TABCORP Holdings Ltd.	97,771
47,440		Tattersall’s Ltd.	107,017
138,306		Telstra Corp. Ltd.	379,226
18,000		Toll Holdings Ltd.	122,404
40,783		Transurban Group	188,875
32,350		Wesfarmers Ltd.	942,638
5,252		Wesfarmers Ltd. - Price Protected Shares	153,428
94,107		Westpac Banking Corp.	2,400,863
17,543		Woodside Petroleum Ltd.	754,967
38,388		Woolworths Ltd.	986,022
5,667		WorleyParsons Ltd.	132,254
			26,465,890
		Austria: 0.3%
6,082		Erste Bank der Oesterreichischen Sparkassen AG	254,800
15,860	@	Immoeast Immobilien Anlagen AG	86,915
2,564	L	Oesterreichische Elektrizitaetswirtschafts AG	101,586
4,858		OMV AG	182,141
1,372	L	Raiffeisen International Bank Holding AG	65,177
9,642		Telekom Austria AG	134,815
3,814		Voestalpine AG	153,776
1,247		Wiener Staedtische Allgemeine Versicherung AG	65,661
			1,044,871

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value

		Belgium: 0.9%
23,359		Anheuser-Busch InBev NV	$1,174,909
4,599		Belgacom S.A.	179,625
443		Colruyt S.A.	109,036
3,145		Delhaize Group	252,419
18,662	@	Dexia S.A.	110,929
65,769	@	Fortis	232,852
2,532		Groupe Bruxelles Lambert S.A.	223,629
5,182	@	KBC Groep NV	249,593
1,087		Mobistar S.A.	66,898
1,136		Nationale A Portefeuille	59,554
2,096		Solvay S.A.	215,166
3,705		UCB S.A.	158,070
2,970		Umicore	103,603
			3,136,283
		Bermuda: 0.1%
8,022		SeaDrill Ltd. ADR	187,734
			187,734
		China: 0.0%
62,473	@	Foxconn International Holdings Ltd.	65,779
			65,779
		Cyprus: 0.0%
4,390		Bank of Cyprus Public Co. Ltd	27,770
13,353		Bank of Cyprus Public Co. Ltd.	84,234
			112,004
		Denmark: 0.9%
27		AP Moller - Maersk A/S - Class A	196,458
52		AP Moller - Maersk A/S - Class B	396,307
3,560	L	Carlsberg A/S	298,454
822		Coloplast A/S	90,459
14,953	@	Danske Bank A/S	366,904
6,808		DSV A/S	121,558
13,887		Novo-Nordisk A/S	1,072,012
1,602	L	Novozymes A/S	177,228
732		TrygVesta A/S	48,297
6,666	@	Vestas Wind Systems A/S	362,660
840	@	William Demant Holding	59,398
			3,189,735
		Finland: 1.2%
3,430		Elisa OYJ	70,695
13,797		Fortum OYJ	337,665
2,434	L	Kesko OYJ	95,806
4,497		Kone OYJ	185,865
3,426		Metso OYJ	110,573
3,417		Neste Oil OYJ	59,616
118,677		Nokia OYJ	1,849,487
4,112		Nokian Renkaat OYJ	106,769
4,230		OKO Bank	47,472
3,801	L	Orion OYJ	83,979
4,560	L	Outokumpu OYJ	100,208
14,113		Sampo OYJ	374,144
2,587		Sanoma-WSOY OYJ	57,297
22,490	@	Stora Enso OYJ (Euro Denominated Security)	171,215
18,566		UPM-Kymmene OYJ	246,186
2,737		Wartsila OYJ	138,591
			4,035,568
		France: 9.1%
4,705		Accor S.A.	260,357
1,073		ADP	88,282
5,550	@	Air France-KLM	87,671
7,935		Air Liquide	953,186
68,530	@	Alcatel S.A.	215,539
6,486		Alstom	403,844
1,837	@	Atos Origin	92,269
54,040		AXA S.A.	1,198,876
30,272		BNP Paribas	2,320,258
7,161		Bouygues S.A.	359,283
1,657		Bureau Veritas S.A.	87,911
4,702		Capgemini S.A.	231,182
19,972		Carrefour S.A.	962,302
1,832		Casino Guichard Perrachon S.A.	154,832
2,121		Christian Dior S.A.	226,101
12,273		Cie de Saint-Gobain	589,398
6,327		Cie Generale D’Optique Essilor International S.A.	404,042
1,149		CNP Assurances	108,434
3,662	@	Compagnie Generale de Geophysique S.A.	103,686
4,599		Compagnie Generale des Etablissements Michelin	338,713
30,144		Credit Agricole S.A.	526,559
2,328		Dassault Systemes S.A.	137,656
1,127		Eiffage S.A.	58,276
7,437		Electricite de France	405,418
165		Eramet SLN	56,609
1,310		Eurazeo	90,657
2,637		Eutelsat Communications	93,744

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value

		France (continued)
58,686		France Telecom S.A.	$1,405,696
39,908		Gaz de France	1,542,724
17,393		Groupe Danone	1,047,528
14,900		Groupe Eurotunnel S.A.	151,800
1,588		Hermes International	220,613
369		Iliad S.A.	38,001
1,319		Imerys S.A.	81,147
939		Ipsen	45,852
1,942		JC Decaux SA	54,167
6,179		Lafarge S.A.	434,031
3,226	L	Lagardere SCA	130,403
1,974		Legrand S.A.	62,337
7,484		L’Oreal S.A.	787,050
7,970		LVMH Moet Hennessy Louis Vuitton S.A.	931,068
2,177		M6-Metropole Television	56,195
30,059	@, S	Natixis	161,139
1,269		Neopost S.A.	101,409
4,679		PagesJaunes Groupe S.A.	53,692
6,318		Pernod-Ricard S.A.	536,086
4,262	@	Peugeot S.A.	125,209
2,437	S	PPR	323,989
3,713		Publicis Groupe	158,685
5,940	@	Renault S.A.	277,531
4,731		Safran S.A.	123,260
33,467		Sanofi-Aventis	2,497,601
7,513		Schneider Electric S.A.	877,745
5,146		Scor S.A.	130,151
1,206		Societe BIC S.A.	92,423
746		Societe Des Autoroutes Paris-Rhin-Rhone	53,811
20,144		Societe Generale	1,264,238
4,379		Societe Television Francaise (T.F.1)	81,120
2,707		Sodexho Alliance S.A.	161,439
7,468		Suez Environnement S.A.	171,773
3,468		Technip S.A.	281,512
2,783		Thales S.A.	111,747
66,906		Total S.A.	3,883,108
1,894		Vallourec	382,194
12,632		Veolia Environnement	436,921
13,806		Vinci S.A.	812,763
38,364		Vivendi	1,025,880
			31,669,123
		Germany: 7.3%
6,417		Adidas AG	343,072
14,386		Allianz AG	1,800,519
29,059		BASF AG	1,798,693
26,270	S	Bayer AG	1,775,068
1,728	L	Bayerische Motoren Werke AG	61,292
10,338		Bayerische Motoren Werke AG	476,927
3,139		Beiersdorf AG	187,661
3,357		Celesio AG	107,292
19,962	@	Commerzbank AG	170,082
28,700	S	DaimlerChrysler AG	1,348,929
18,515		Deutsche Bank AG	1,421,284
6,182		Deutsche Boerse AG	457,396
5,546		Deutsche Lufthansa AG	91,923
26,721		Deutsche Post AG	462,802
2,971	@	Deutsche Postbank AG	95,074
91,469		Deutsche Telekom AG	1,236,091
60,022		E.ON AG	2,219,062
1,429		Fraport AG Frankfurt Airport Services Worldwide	75,127
1,772		Fresenius AG	131,920
3,088		Fresenius AG PFD	233,202
6,022		Fresenius Medical Care AG & Co. KGaA	339,299
2,728		GEA Group AG	63,194
1,934	@	Hannover Rueckversicheru - Reg	95,358
4,294		HeidelbergCement AG	239,010
5,086		Henkel KGaA	235,437
6,480		Henkel KGaA - Vorzug	349,009
1,373		Hochtief AG	115,211
35,052	@	Infineon Technologies AG	242,752
5,643		K+S AG	341,952
4,792		Linde AG	571,586
3,397	L	MAN AG	284,141
1,802	L	Merck KGaA	146,097
3,411		Metro AG	202,370
6,194		Muenchener Rueckversicherungs AG	1,004,775
2,856		Porsche AG	173,807
158		Puma AG Rudolf Dassler Sport	50,046
13,152		RWE AG	1,166,748
1,249		RWE AG PFD	102,492
1,272		Salzgitter AG	117,859
26,581	S	SAP AG	1,286,896
25,968		Siemens AG	2,594,659

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value

		Germany (continued)
3,322	L	Solarworld AG	$49,947
3,087		Suedzucker AG	68,045
9,939		ThyssenKrupp AG	340,810
12,133	L	TUI AG	136,171
4,652		United Internet AG	70,587
1,379		Volkswagen AG	133,277
3,344		Volkswagen AG PFD	306,488
365		Wacker Chemie AG	54,464
			25,375,903
		Greece: 0.4%
14,476	@	Alpha Bank AE	137,411
6,324		Coca-Cola Hellenic Bottling Co. S.A.	170,230
9,075		EFG Eurobank Ergasias S.A.	83,350
4,149		Hellenic Petroleum S.A.	47,568
7,986		Hellenic Telecommunications Organization S.A.	99,254
20,620	@	Marfin Investment Group S.A.	47,324
19,866	@	National Bank of Greece S.A.	400,663
7,992		OPAP S.A.	181,623
11,763		Piraeus Bank S.A.	102,761
4,573	@	Public Power Corp.	80,317
1,936		Titan Cement Co. S.A.	51,260
			1,401,761
		Guernsey: 0.0%
74,565	@	Resolution Ltd.	92,839
			92,839
		Hong Kong: 2.1%
5,846		ASM Pacific Technology	55,281
41,605	L	Bank of East Asia Ltd.	152,780
115,410		BOC Hong Kong Holdings Ltd.	274,604
49,053	@	Cathay Pacific Airways Ltd.	103,182
44,383		Cheung Kong Holdings Ltd.	570,723
17,236		Cheung Kong Infrastructure Holdings Ltd.	66,676
24,353		Chinese Estates Holdings Ltd.	40,702
64,603		CLP Holdings Ltd.	461,741
38,879		Esprit Holdings Ltd.	306,410
24,617		Hang Lung Group Ltd.	130,387
66,682		Hang Lung Properties Ltd.	268,307
24,073		Hang Seng Bank Ltd.	334,948
34,656		Henderson Land Development Co. Ltd.	243,615
127,316		Hong Kong & China Gas	317,211
3,200		Hong Kong Aircraft Engineerg Co. Ltd.	40,377
31,954		Hong Kong Exchanges and Clearing Ltd.	532,094
42,302		HongKong Electric Holdings	250,894
68,615		Hutchison Whampoa Ltd.	501,117
20,702		Hysan Development Co. Ltd.	59,791
17,818		Kerry Properties Ltd.	95,432
76,361		Li & Fung Ltd.	375,540
114,000	@	Mongolia Energy Corp. Ltd.	52,600
44,658		MTR Corp.	168,930
85,235		New World Development Ltd.	166,441
27,000		Noble Group Ltd.	58,951
32,042		NWS Holdings Ltd.	63,876
185,000	@	PCCW Ltd.	55,052
47,331		Shangri-La Asia Ltd.	92,769
55,858		Sino Land Co.	109,185
44,915		Sun Hung Kai Properties Ltd.	673,994
24,579		Swire Pacific Ltd.	295,432
10,845		Television Broadcasts Ltd.	52,500
40,264		Wharf Holdings Ltd.	226,534
21,882		Wheelock & Co. Ltd.	64,435
4,818		Wing Hang Bank Ltd.	44,016
23,143	I, X	Yue Yuen Industrial Holdings	81,695
			7,388,222
		Ireland: 0.3%
22,445		CRH PLC	559,891
20,941	@	Elan Corp. PLC	158,660
4,042		Kerry Group PLC	125,606
12,718	@	Ryanair Holdings PLC	63,224
			907,381
		Italy: 2.9%
45,157		AEM S.p.A.	84,646
37,825		Assicurazioni Generali S.p.A.	908,366
7,566		Autostrade S.p.A.	176,675
80,229	L	Banca Monte dei Paschi di Siena S.p.A.	118,597
9,971		Banca Popolare di Milano Scrl	61,907
19,814		Banche Popolari Unite Scpa	267,268
22,316	@	Banco Popolare Scarl	154,918
209,327		Enel S.p.A.	1,169,922
82,224		ENI S.p.A.	1,928,672
2,938		Exor S.p.A.	51,047
23,340		Fiat S.p.A	303,726
12,342		Finmeccanica S.p.A.	164,688
2,861		Fondiaria-Sai S.p.A.	42,986

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value

		Italy (continued)
247,277	@	Intesa Sanpaolo S.p.A.	$920,881
24,342		Intesa Sanpaolo S.p.A. - RNC	72,756
3,605		Luxottica Group S.p.A.	96,580
20,739		Mediaset S.p.A.	178,103
16,250	@	Mediobanca S.p.A.	174,615
7,064		Mediolanum S.p.A	41,362
48,636		Parmalat S.p.A	133,228
2,737		Prysmian S.p.A.	53,764
8,496		Saipem S.p.A.	328,657
44,769		Snam Rete Gas S.p.A.	226,858
344,485		Telecom Italia S.p.A.	495,303
202,178		Telecom Italia S.p.A. RNC	228,070
44,565		Terna S.p.A	192,597
524,300	@	UniCredito Italiano S.p.A.	1,545,933
28,784	@	Unipol S.p.A.	32,467
			10,154,592
		Japan: 20.6%
16,000		77 Bank Ltd.	91,481
1,300		ABC-Mart, Inc.	41,552
5,200		Advantest Corp.	130,391
17,600		Aeon Co. Ltd.	200,012
6,000		Aeon Mall Co. Ltd.	126,729
6,500		Aisin Seiki Co. Ltd.	195,182
21,000		Ajinomoto Co., Inc.	208,210
37,000		All Nippon Airways Co. Ltd.	105,755
15,000		Amada Co. Ltd.	125,968
41,000	L	Aozora Bank Ltd.	58,009
12,300		Asahi Breweries Ltd.	230,803
31,000		Asahi Glass Co. Ltd.	349,656
38,000		Asahi Kasei Corp.	204,703
7,000		Asics Corp.	68,531
15,000		Astellas Pharma, Inc.	543,348
10,000		Bank of Kyoto Ltd.	92,209
36,000		Bank of Yokohama Ltd.	176,651
2,100		Benesse Corp.	91,046
20,224		Bridgestone Corp.	346,112
7,200		Brother Industries Ltd.	87,213
3,200		Canon Sales Co., Inc.	43,588
34,200		Canon, Inc.	1,581,929
9,300		Casio Computer Co. Ltd.	71,662
48		Central Japan Railway Co.	365,897
28,000	L	Chiba Bank Ltd.	167,648
5,000		Chiyoda Corp.	49,683
20,900		Chubu Electric Power Co., Inc.	522,752
8,300		Chugai Pharmaceutical Co. Ltd.	155,898
8,000		Chugoku Bank Ltd.	108,143
9,044		Chugoku Electric Power Co., Inc.	179,873
12,800		Citizen Watch Co. Ltd.	87,693
2,200		Coca-Cola West Holdings Co. Ltd.	35,962
20,000		Dai Nippon Printing Co. Ltd.	270,524
7,676		Daihatsu Motor Co. Ltd.	73,376
21,200		Daiichi Sankyo Co. Ltd.	397,475
7,500		Daikin Industries Ltd.	307,360
4,600	L	Dainippon Sumitomo Pharma Co. Ltd.	42,208
2,373		Daito Trust Construction Co. Ltd.	114,741
16,000	L	Daiwa House Industry Co. Ltd.	180,848
55,000		Daiwa Securities Group, Inc.	289,887
18,000		Denki Kagaku Kogyo K K	77,454
15,800		Denso Corp.	471,541
4,800		Dentsu, Inc.	126,303
10,802		East Japan Railway Co.	751,572
8,300	L	Eisai Co. Ltd.	295,960
3,000		Electric Power Development Co.	98,919
6,500	@	Elpida Memory, Inc.	128,273
1,700	L	FamilyMart Co. Ltd.	54,131
6,100		Fanuc Ltd.	648,341
1,500		Fast Retailing Co. Ltd.	260,895
24,000		Fuji Electric Holdings Co. Ltd.	65,566
22,000		Fuji Heavy Industries Ltd.	114,150
14,900		Fuji Photo Film Co. Ltd.	513,240
61,000		Fujitsu Ltd.	400,451
31,000		Fukuoka Financial Group, Inc.	131,913
22,000		Furukawa Electric Co. Ltd.	114,511
14,000		GS Yuasa Corp.	94,662
18,000		Hachijuni Bank Ltd.	102,609
34,000		Hankyu Hanshin Holdings, Inc.	157,691
900		Hirose Electric Co. Ltd.	103,940
3,000		Hisamitsu Pharmaceutical Co., Inc.	111,630
3,900		Hitachi Chemical Co. Ltd.	84,488
4,000		Hitachi Construction Machinery Co. Ltd.	94,678
2,600		Hitachi High-Technologies Corp.	59,707
141,000		Hitachi Ltd.	524,607
6,000		Hitachi Metals Ltd.	63,169

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value

		Japan (continued)
4,400		Hokkaido Electric Power Co., Inc.	$84,452
50,000		Hokugin Financial Group, Inc.	109,921
5,800		Hokuriku Electric Power Co.	127,645
52,500		Honda Motor Co. Ltd.	1,850,556
12,100		Hoya Corp.	333,161
4,200		Ibiden Co. Ltd.	144,964
900		Idemitsu Kosan Co. Ltd.	68,263
28		Inpex Holdings, Inc.	205,633
13,300		Isetan Mitsukoshi Holdings Ltd.	143,080
53,000		Ishikawajima - Harima Heavy Industries Co. Ltd.	97,097
40,000		Isuzu Motors Ltd.	108,436
3,000		Ito En Ltd.	46,494
49,800		Itochu Corp.	437,103
6,401		Iyo Bank Ltd.	60,929
17,000		J Front Retailing Co. Ltd.	100,198
76,000	@, I, X	Japan Airlines Corp.	—
1,100		Japan Petroleum Exploration Co.	55,853
12,000		Japan Steel Works Ltd.	137,697
141		Japan Tobacco, Inc.	524,921
15,700		JFE Holdings, Inc.	633,443
7,000		JGC Corp.	124,955
20,000		Joyo Bank Ltd.	89,378
7,300		JS Group Corp.	148,732
6,300		JSR Corp.	131,551
86		Jupiter Telecommunications Co.	99,454
24,000		Kajima Corp.	58,887
7,000		Kamigumi Co. Ltd.	56,354
9,000		Kaneka Corp.	58,397
25,800		Kansai Electric Power Co., Inc.	591,421
6,304		Kansai Paint Co. Ltd.	51,495
17,017		Kao Corp.	431,579
50,000	L	Kawasaki Heavy Industries Ltd.	138,286
91		KDDI Corp.	471,090
12,000		Keihin Electric Express Railway Co. Ltd.	98,615
16,000		Keio Corp.	108,107
8,000		Keisei Electric Railway Co. Ltd.	48,744
1,270		Keyence Corp.	304,087
5,000		Kikkoman Corp.	58,599
56,000		Kintetsu Corp.	174,397
26,000		Kirin Brewery Co. Ltd.	383,877
77,000		Kobe Steel Ltd.	165,797
4,000		Koito Manufacturing Co. Ltd.	59,541
30,700	L	Komatsu Ltd.	644,991
3,200		Konami Corp.	61,757
16,500		Konica Minolta Holdings, Inc.	192,990
7,700		Koyo Seiko Co. Ltd.	91,155
35,000		Kubota Corp.	319,559
10,500		Kuraray Co. Ltd.	141,490
3,700		Kurita Water Industries Ltd.	104,951
5,200		Kyocera Corp.	507,579
10,000	L	Kyowa Hakko Kogyo Co. Ltd.	103,280
12,000		Kyushu Electric Power Co., Inc.	261,402
2,400		Lawson, Inc.	102,494
3,900		Makita Corp.	128,739
55,000		Marubeni Corp.	342,331
12,400	L	Marui Co. Ltd.	89,953
1,800		Maruichi Steel Tube Ltd.	36,521
62,400		Matsushita Electric Industrial Co. Ltd.	956,657
11,000		Matsushita Electric Works Ltd.	139,054
52,000		Mazda Motor Corp.	146,668
2,248		McDonald’s Holdings Co. Japan Ltd.	45,639
3,800		Mediceo Paltac Holdings Co. Ltd.	45,053
2,600		MEIJI Holdings Co. Ltd.	100,892
47,000		Mitsubishi Chemical Holdings Corp.	240,695
39,900	L	Mitsubishi Corp.	1,047,763
59,000		Mitsubishi Electric Corp.	543,231
38,000		Mitsubishi Estate Co. Ltd.	622,778
15,000		Mitsubishi Gas Chemical Co., Inc.	90,546
91,000		Mitsubishi Heavy Industries Ltd.	377,494
4,000		Mitsubishi Logistics Corp.	49,773
30,000		Mitsubishi Materials Corp.	86,415
123,255	@	Mitsubishi Motors Corp.	167,800
399,221		Mitsubishi UFJ Financial Group, Inc.	2,092,578
55,907		Mitsui & Co. Ltd.	941,325
31,000		Mitsui Chemicals, Inc.	93,983
30,000	L	Mitsui Engineering & Shipbuilding Co. Ltd.	74,880
26,919		Mitsui Fudosan Co. Ltd.	458,184
18,000		Mitsui Mining & Smelting Co. Ltd.	53,999
33,000	L	Mitsui OSK Lines Ltd.	237,305
19,370		Mitsui Sumitomo Insurance Group Holdings, Inc.	538,687
33,000		Mitsui Trust Holdings, Inc.	124,221
3,300		Mitsumi Electric Co. Ltd.	72,351
440,592	L	Mizuho Financial Group, Inc.	871,072

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value

		Japan (continued)
7,100		Murata Manufacturing Co. Ltd.	$404,039
6,300		Namco Bandai Holdings, Inc.	61,442
60,000		NEC Corp.	180,723
9,000	L	NGK Insulators Ltd.	183,980
5,000		NGK Spark Plug Co. Ltd.	68,109
7,000		NHK Spring Co. Ltd.	64,332
3,500		Nidec Corp.	375,276
11,500		Nikon Corp.	251,425
3,200	L	Nintendo Co. Ltd.	1,073,163
12,000		Nippon Electric Glass Co. Ltd.	169,379
24,000		Nippon Express Co. Ltd.	103,366
7,000	L	Nippon Meat Packers, Inc.	88,561
28,500	I, X	Nippon Mining Holdings, Inc.	130,931
40,000	I, X	Nippon Oil Corp.	198,096
4,100		Nippon Paper Group, Inc.	105,497
18,000		Nippon Sheet Glass Co. Ltd.	53,237
163,000		Nippon Steel Corp.	640,954
16,200		Nippon Telegraph & Telephone Corp.	681,656
49,000		Nippon Yusen KK	193,795
20,340	I, X	Nipponkoa Insurance Co. Ltd.	125,969
4,000		Nissan Chemical Industries Ltd.	55,992
79,300	@	Nissan Motor Co. Ltd.	680,991
900		Nissha Printing Co. Ltd.	35,185
6,500		Nisshin Seifun Group, Inc.	83,945
31,000		Nisshin Steel Co. Ltd.	64,732
6,000		Nisshinbo Industries, Inc.	62,213
2,500		Nissin Food Products Co. Ltd.	84,147
1,100		Nitori Co. Ltd.	83,521
5,100		Nitto Denko Corp.	198,048
114,900		Nomura Holdings, Inc.	843,096
3,900		Nomura Real Estate Holdings, Inc.	60,238
3,400		Nomura Research Institute Ltd.	77,504
13,000		NSK Ltd.	102,825
20,000		NTN Corp.	90,474
37		NTT Data Corp.	123,369
480		NTT DoCoMo, Inc.	730,546
22,000		Obayashi Corp.	97,802
250		Obic Co. Ltd.	45,432
23,000		Odakyu Electric Railway Co. Ltd.	191,544
32,000	L	OJI Paper Co. Ltd.	140,447
6,500		Olympus Corp.	208,948
5,800		Omron Corp.	134,914
2,600		Ono Pharmaceutical Co. Ltd.	115,871
1,800		Oracle Corp. Japan	83,547
1,900		Oriental Land Co. Ltd.	132,545
3,500		ORIX Corp.	310,766
65,000		Osaka Gas Co. Ltd.	233,043
161		Rakuten, Inc.	116,473
16,600		Resona Holdings, Inc.	210,382
21,000		Ricoh Co. Ltd.	328,911
1,000		Rinnai Corp.	52,568
3,100		Rohm Co. Ltd.	231,956
1,800		Sankyo Co. Ltd.	89,110
1,400		Santen Pharmaceutical Co. Ltd.	42,109
60,000	@	Sanyo Electric Co. Ltd.	96,348
9,000		Sapporo Holdings Ltd.	47,043
6,500		Secom Co. Ltd.	284,596
7,400		Sega Sammy Holdings, Inc.	89,658
4,700		Seiko Epson Corp.	73,134
10,000		Sekisui Chemical Co. Ltd.	67,806
18,000		Sekisui House Ltd.	180,163
13,500	L	Senshu Ikeda Holdings, Inc.	24,563
24,600		Seven & I Holdings Co. Ltd.	595,101
33,000	L	Sharp Corp.	413,252
4,400		Shikoku Electric Power Co.	124,768
13,115		Shimadzu Corp.	105,234
1,000		Shimamura Co. Ltd.	88,656
2,300		Shimano, Inc.	101,954
20,000	L	Shimizu Corp.	83,598
12,786		Shin-Etsu Chemical Co. Ltd.	744,101
23,000		Shinko Securities Co. Ltd.	72,828
79,000	L	Shinsei Bank Ltd.	95,758
9,300		Shionogi & Co. Ltd.	177,010
12,200	L	Shiseido Co. Ltd.	265,480
22,000		Shizuoka Bank Ltd.	192,088
53,000		Showa Denko KK	119,623
5,700		Showa Shell Sekiyu KK	38,605
1,700		SMC Corp.	231,195
24,600		Softbank Corp.	607,031
606		Softbank Investment Corp.	119,820
50,700		Sojitz Corp.	98,294
29,000	I, X	Sompo Japan Insurance, Inc.	197,283
32,300		Sony Corp.	1,237,619

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value

		Japan (continued)
33		Sony Financial Holdings, Inc.	$108,476
5,500		Stanley Electric Co. Ltd.	106,974
2,900		Sumco Corp.	61,829
51,000		Sumitomo Chemical Co. Ltd.	249,712
36,900		Sumitomo Corp.	424,924
21,900		Sumitomo Electric Industries Ltd.	269,050
21,000		Sumitomo Heavy Industries	126,706
111,000		Sumitomo Metal Industries Ltd.	336,516
15,000		Sumitomo Metal Mining Co. Ltd.	223,170
41,000		Sumitomo Mitsui Financial Group, Inc.	1,358,321
12,000	L	Sumitomo Realty & Development Co. Ltd.	228,982
5,271		Sumitomo Rubber Industries, Inc.	46,561
48,000	L	Sumitomo Trust & Banking Co. Ltd.	282,128
6,590		Suruga Bank Ltd.	59,023
2,900		Suzuken Co. Ltd.	102,370
11,700		Suzuki Motor Corp.	258,336
1,400		Sysmex Corp.	82,181
9,550		T&D Holdings, Inc.	226,607
44,000		Taiheiyo Cement Corp.	63,137
33,000		Taisei Corp.	72,805
5,000		Taisho Pharmaceutical Co. Ltd.	90,866
8,000		Taiyo Nippon Sanso Corp.	78,345
8,000		Takashimaya Co. Ltd.	65,771
24,000	L	Takeda Pharmaceutical Co. Ltd.	1,056,814
7,000		Tanabe Seiyaku Co. Ltd.	98,915
4,000		TDK Corp.	266,660
26,000		Teijin Ltd.	87,397
5,600		Terumo Corp.	298,571
5,200		THK Co. Ltd.	113,684
30,000		Tobu Railway Co. Ltd.	166,635
3,100		Toho Co. Ltd.	49,972
17,777		Toho Gas Co. Ltd.	97,066
14,400		Tohoku Electric Power Co., Inc.	304,622
23,150		Tokio Marine Holdings, Inc.	652,626
11,000		Tokuyama Corp.	60,986
38,300		Tokyo Electric Power Co., Inc.	1,021,518
5,500		Tokyo Electron Ltd.	365,513
73,079		Tokyo Gas Co. Ltd.	322,337
15,000		Tokyo Tatemono Co. Ltd.	54,058
33,000		Tokyu Corp.	138,152
17,000	L	Tokyu Land Corp.	65,072
9,000		TonenGeneral Sekiyu KK	76,064
17,000		Toppan Printing Co. Ltd.	153,751
41,000		Toray Industries, Inc.	239,830
131,000		Toshiba Corp.	678,033
17,000		Tosoh Corp.	43,236
8,000		Toto Ltd.	54,588
5,400		Toyo Seikan Kaisha Ltd.	95,688
3,000		Toyo Suisan Kaisha Ltd.	77,619
5,100		Toyota Industries Corp.	145,974
93,389		Toyota Motor Corp.	3,755,113
7,600		Toyota Tsusho Corp.	119,393
3,700		Trend Micro, Inc.	129,157
34,000		Ube Industries Ltd.	87,280
1,200		Uni-Charm Corp.	115,856
3,600		Ushio, Inc.	61,190
62		West Japan Railway Co.	213,616
422		Yahoo! Japan Corp.	153,925
3,300	L	Yakult Honsha Co. Ltd.	89,041
2,720		Yamada Denki Co. Ltd.	201,000
4,200		Yamaha Corp.	54,300
8,200		Yamaha Motor Co. Ltd.	123,186
11,500		Yamato Holdings Co. Ltd.	161,855
1,800		Yamato Kogyo Co. Ltd.	59,881
9,000		Yaskawa Electric Corp.	82,462
6,400		Yokogawa Electric Corp.	55,902
			71,683,594
		Kazakhstan: 0.1%
7,621		Eurasian Natural Resources Corp.	137,704
			137,704
		Luxembourg: 0.5%
27,333	L	ArcelorMittal	1,198,431
9,298		SES S.A.	234,679
14,420		Tenaris S.A.	310,921
			1,744,031
		Macau: 0.0%
69,600		Sands China Ltd.	110,618
			110,618
		Malaysia: 0.0%
143,600	@	Genting International PLC	90,719
			90,719
		Mauritius: 0.0%
187,265		Golden Agri-Resources Ltd.	77,476
			77,476

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value

		Mexico: 0.0%
6,460		Fresnillo PLC	$83,196
			83,196
		Netherlands: 4.2%
50,083	@	Aegon NV	341,888
7,275		Akzo Nobel NV	414,381
13,596	L	ASML Holding NV	482,049
2,270		Boskalis Westminster	86,840
12,348		European Aeronautic Defence and Space Co. NV	248,055
2,161		Fugro NV	141,027
2,748		Heineken Holding NV	122,262
7,903		Heineken NV	405,885
113,893	@, **	ING Groep NV	1,128,406
13,192	@	James Hardie Industries NV	87,883
37,523		Koninklijke Ahold NV	500,377
4,838	L	Koninklijke DSM NV	215,533
30,483		Koninklijke Philips Electronics NV	978,088
6,162	@	Qiagen NV	142,001
2,812	@	Randstad Holdings NV	133,539
21,655		Reed Elsevier NV	262,803
114,751		Royal Dutch Shell PLC - Class A	3,326,952
87,840		Royal Dutch Shell PLC - Class B	2,421,564
52,368		Royal KPN NV	831,030
5,125		SBM Offshore NV	102,405
11,687		TNT NV	334,685
53,726		Unilever NV	1,625,371
9,487		Wolters Kluwer NV	205,539
			14,538,563
		New Zealand: 0.1%
15,715	@	Contact Energy Ltd.	71,415
22,730		Fletcher Building Ltd.	134,643
61,202		Telecom Corp. of New Zealand Ltd.	94,117
			300,175
		Norway: 0.6%
26,370	@	DnB NOR ASA	301,603
21,157	@	Norsk Hydro ASA	161,517
22,199		Orkla ASA	196,406
10,528	@, L	Renewable Energy Corp. A/S	49,286
36,589		Statoil ASA	851,403
26,980	@	Telenor ASA	366,158
6,487		Yara International ASA	282,030
			2,208,403
		Portugal: 0.3%
68,035		Banco Comercial Portugues S.A.	75,528
14,308		Banco Espirito Santo S.A.	77,207
5,729		Brisa-Auto Estradas de Portugal S.A.	48,550
9,420		Cimpor Cimentos de Portugal SG	71,108
61,004		Energias de Portugal S.A.	242,398
5,099		Galp Energia SGPS S.A.	88,528
8,633		Jeronimo Martins	87,427
15,542		Portugal Telecom SGPS S.A.	173,465
			864,211
		Singapore: 1.2%
82,000		CapitaLand Ltd.	232,164
47,000		CapitaMalls Asia Ltd.	75,928
16,000		City Developments Ltd.	121,020
69,000		ComfortDelgro Corp. Ltd.	76,867
57,000		Cosco Corp. Singapore Ltd.	50,385
53,000		DBS Group Holdings Ltd.	540,375
31,000		Fraser and Neave Ltd.	106,191
5,000		Jardine Cycle & Carriage Ltd.	104,830
38,000		Keppel Corp. Ltd.	247,507
44,000	L	Neptune Orient Lines Ltd.	63,181
46,000	L	Olam International Ltd.	85,000
74,608		Oversea-Chinese Banking Corp.	463,668
35,000		SembCorp Industries Ltd.	103,052
35,000	L	SembCorp Marine Ltd.	104,574
17,000		Singapore Airlines Ltd.	184,517
28,000		Singapore Exchange Ltd.	152,870
45,000		Singapore Press Holdings Ltd.	122,759
26,000		Singapore Technologies Engineering Ltd.	59,199
248,000		Singapore Telecommunications Ltd.	560,988
29,000		StarHub Ltd.	47,463
40,000		United Overseas Bank Ltd.	548,140
19,000		United Overseas Land Ltd.	52,888
43,000	L	Wilmar International Ltd.	205,514
			4,309,080
		Spain: 3.6%
8,811		Abertis Infraestructuras S.A.	169,698
637		Acciona S.A.	70,568
4,097		Acerinox S.A.	80,672
4,340		ACS Actividades de Construccion y Servicios S.A.	200,249

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value

		Spain (continued)
113,746		Banco Bilbao Vizcaya Argentaria S.A.	$1,555,481
31,239	L	Banco De Sabadell S.A.	172,548
7,411		Banco de Valencia S.A.	47,341
27,937		Banco Popular Espanol S.A.	205,470
259,866		Banco Santander Central Hispano S.A.	3,446,885
10,856		Bankinter S.A.	90,480
13,627		Cintra Concesiones DE Infrae	132,408
20,872		Corp. Mapfre S.A.	76,534
21,210		Criteria Caixacorp S.A.	105,234
9,527	@	EDP Renovaveis S.A.	74,439
5,503		Enagas	120,545
1,386	L	Fomento de Construcciones y Contratas S.A.	50,691
6,503		Gamesa Corp. Tecnologica S.A.	89,068
7,630		Gas Natural SDG S.A.	140,726
3,090	L	Gestevision Telecinco S.A.	48,529
3,447		Grifols S.A.	51,476
22,226		Iberdrola Renovables	92,179
114,568		Iberdrola S.A.	970,129
15,874	@	Iberia Lineas Aereas de Espana	55,452
7,067		Inditex S.A.	466,108
3,566		Indra Sistemas S.A.	73,096
3,288		Red Electrica de Espana	176,431
23,228		Repsol YPF S.A.	550,234
136,013		Telefonica S.A.	3,222,780
4,292		Zardoya-Otis S.A.	74,442
			12,609,893
		Sweden: 2.6%
10,939		Alfa Laval AB	160,913
9,293		Assa Abloy AB	181,764
21,531		Atlas Copco AB - Class A	333,699
17,347		Atlas Copco AB - Class B	242,985
7,333		Electrolux AB	167,963
5,345		Getinge AB	128,162
16,185		Hennes & Mauritz AB	1,052,459
2,167	L	Holmen AB	58,375
13,060	@	Husqvarna AB - B Shares	95,064
14,313		Investor AB	274,424
7,300		Kinnevik Investment AB	134,521
5,736	@	Lundin Petroleum AB	48,556
2,443		Millicom International Cellular S.A.	218,575
102,298	L	Nordea Bank AB	1,008,362
2,989		Ratos AB	99,070
31,474		Sandvik AB	393,189
10,394		Scania AB - B Shares	164,527
8,272		Securitas AB	88,184
49,153	@	Skandinaviska Enskilda Banken AB	313,091
12,674		Skanska AB	230,201
11,864		SKF AB - B Shares	210,758
5,831	L	SSAB Svenskt Staal AB - Class A	104,843
4,023	L	SSAB Svenskt Staal AB - Class B	65,330
16,908		Svenska Cellulosa AB - B Shares	238,397
15,126		Svenska Handelsbanken AB	443,812
19,841	@	Swedbank AB	203,197
6,594		Swedish Match AB	157,579
9,763		Tele2 AB - B Shares	162,767
94,106		Telefonaktiebolaget LM Ericsson	986,797
69,043	L	TeliaSonera AB	490,235
15,389		Volvo AB - A Shares	152,501
39,464		Volvo AB - B Shares	397,131
			9,007,431
		Switzerland: 7.8%
68,782	@	ABB Ltd.	1,503,621
3,577	@	Actelion Ltd. - Reg	162,622
3,677		Adecco S.A.	208,749
2,469		Aryzta AG	108,150
1,624		Baloise Holding AG	144,029
720		BKW FMB Energie AG	53,498
16,669		Compagnie Financiere Richemont S.A.	646,345
36,382		Credit Suisse Group	1,872,669
1,168		Geberit AG - Reg	208,967
240		Givaudan	210,466
7,747	@	Holcim Ltd.	577,347
6,479		Julius Baer Group Ltd.	234,507
1,603		Kuehne & Nagel International AG	161,966
32		Lindt & Spruengli AG	75,702
4		Lindt & Spruengli AG - REG	108,252
5,113	@	Logitech International S.A.	84,301
1,612		Lonza Group AG	131,677
109,427	S	Nestle S.A.	5,607,259
3,882		Nobel Biocare Holding AG	103,722
66,967		Novartis AG	3,622,510
618		Pargesa Holding S.A.	52,445
22,298		Roche Holding AG - Genusschein	3,621,430

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value

		Switzerland (continued)
1,679		Schindler Holding AG	$147,700
1,213		Schindler Holding AG - Reg	105,305
172		SGS S.A.	237,399
1,329		Sonova Holding AG - Reg	164,956
21,797		STMicroelectronics NV	216,299
315		Straumann Holding AG	78,319
992	S	Swatch Group AG - BR	316,343
2,317		Swatch Group AG - Reg	137,895
983	@	Swiss Life Holding	128,913
11,031		Swiss Reinsurance	541,241
724		Swisscom AG	264,436
2,963		Syngenta AG	822,763
1,824		Synthes, Inc.	227,881
113,203	@	UBS AG - Reg	1,841,576
61,213	@	Xstrata PLC	1,158,535
4,654		Zurich Financial Services AG	1,193,722
			27,083,517
		United Kingdom: 17.3%
33,430		3i Group PLC	147,535
5,295		Admiral Group PLC	106,156
9,690		Amec PLC	117,487
41,883	@	Anglo American PLC	1,823,127
12,711		Antofagasta PLC	200,713
10,213		Associated British Foods PLC	151,783
45,848		AstraZeneca PLC	2,044,166
6,616	@	Autonomy Corp. PLC	182,856
87,459		Aviva PLC	510,922
111,895		BAE Systems PLC	630,850
22,699		Balfour Beatty PLC	100,816
363,056		Barclays PLC	1,976,904
105,050		BG Group PLC	1,819,234
70,065		BHP Billiton PLC	2,394,680
594,121	S	BP PLC	5,623,429
20,811	@, L	British Airways PLC	76,963
64,143		British American Tobacco PLC	2,211,357
31,938		British Sky Broadcasting PLC	291,789
245,439		BT Group PLC	460,714
10,302		Bunzl PLC	112,751
14,072		Burberry Group PLC	152,513
81,806	S	Cable & Wireless Communications PLC	68,712
81,806		Cable & Wireless Worldwide	114,209
43,178	@	Cairn Energy PLC	273,406
18,441		Capita Group PLC	211,761
5,066		Carnival PLC	207,963
8,214		Carphone Warehouse Group PLC	19,881
164,689		Centrica PLC	735,357
40,809		Cobham PLC	159,144
55,838		Compass Group PLC	445,765
78,615		Diageo PLC	1,321,741
12,800		Drax Group PLC	72,637
31,092		Experian Group Ltd.	305,741
13,175		Firstgroup PLC	71,755
165,456		GlaxoSmithKline PLC	3,175,884
31,034		Group 4 Securicor PLC	123,180
26,472		Home Retail Group	108,915
551,640	S	HSBC Holdings PLC	5,590,260
16,604		ICAP PLC	94,123
31,613		Imperial Tobacco Group PLC	964,555
14,133		Inmarsat PLC	162,079
9,369		Intercontinental Hotels Group PLC	146,654
50,735		International Power PLC	246,346
26,218		Invensys PLC	135,413
14,200		Investec PLC	116,082
41,520		J Sainsbury PLC	206,556
5,902		Johnson Matthey PLC	156,676
5,907		Kazakhmys PLC	136,546
75,791		Kingfisher PLC	246,770
188,464		Legal & General Group PLC	251,310
1,208,775		Lloyds TSB Group PLC	1,147,806
3,789		London Stock Exchange Group PLC	40,856
4,810	@	Lonmin PLC	148,908
54,954		Man Group PLC	201,164
51,505		Marks & Spencer Group PLC	289,463
77,991		National Grid PLC	759,193
6,941		Next PLC	228,010
160,821	@	Old Mutual PLC	298,771
23,051		Pearson PLC	361,373
6,806		Petrofac Ltd.	124,123
78,108		Prudential PLC	646,159
3,060		Randgold Resources Ltd.	234,811
19,228		Reckitt Benckiser PLC	1,056,460
38,141		Reed Elsevier PLC	303,793
30,866		Rexam PLC	137,203

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value

		United Kingdom (continued)
43,539		Rio Tinto PLC	$2,573,967
59,976	@	Rolls-Royce Group PLC	543,012
114,365		Royal & Sun Alliance Insurance Group	221,406
543,392	@	Royal Bank of Scotland Group PLC	359,962
30,057		SABMiller PLC	881,607
40,738		Sage Group PLC	147,906
3,027		Schroders PLC	64,663
28,345		Scottish & Southern Energy PLC	473,955
15,169		Serco Group PLC	138,401
8,034		Severn Trent PLC	145,666
18,008		Shire PLC	396,869
26,557		Smith & Nephew PLC	265,198
9,743		Smiths Group PLC	168,076
63,863		Standard Chartered PLC	1,740,731
67,954		Standard Life PLC	206,380
16,429		TalkTalk Telecom Group PLC	32,161
252,121		Tesco PLC	1,666,912
27,834		Thomas Cook Group PLC	114,023
34,266		Tomkins PLC	122,733
18,320		TUI Travel PLC	83,928
24,462		Tullow Oil PLC	464,200
41,137		Unilever PLC	1,204,269
20,256		United Utilities Group PLC	171,945
4,404	L	Vedanta Resources PLC	185,425
1,668,209		Vodafone Group PLC	3,858,424
6,561		Whitbread PLC	146,882
66,603		WM Morrison Supermarkets PLC	296,493
9,163	@	Wolseley PLC	221,409
38,522		WPP PLC	398,618
			60,279,480
		Total Common Stock
		(Cost $249,597,407)	320,355,776

REAL ESTATE INVESTMENT TRUSTS: 1.2%

		Australia: 0.5%
54,357		CFS Retail Property Trust	93,414
127,843		Dexus Property Group	94,906
266,394		GPT Group	140,459
874,585	@	GPT Group	—
184,610		Macquarie Goodman Group	110,636
83,289		Mirvac Group	112,531
76,608		Stockland	279,855
66,552		Westfield Group	735,404
			1,567,205
		France: 0.3%
1,004		Fonciere Des Regions	110,457
624		Gecina S.A.	69,069
704		ICADE	78,470
3,184		Klepierre	124,753
2,799		Unibail	566,659
			949,408
		Hong Kong: 0.1%
67,827		Link Real Estate Investment Trust	167,128
			167,128
		Japan: 0.1%
15		Japan Real Estate Investment Corp.	127,989
56		Japan Retail Fund Investment Corp.	66,010
17		Nippon Building Fund, Inc.	146,488
11		Nomura Real Estate Office Fund, Inc.	61,853
			402,340
		Netherlands: 0.0%
1,655		Corio NV	110,447
			110,447
		Singapore: 0.0%
49,000		Ascendas Real Estate Investment Trust	67,182
76,000		CapitaMall Trust	95,989
			163,171
		United Kingdom: 0.2%
28,706		British Land Co. PLC	209,238
21,679		Hammerson PLC	129,367
25,436		Land Securities Group PLC	261,545
16,077		Liberty International PLC	122,611
25,472		Segro PLC	123,747
			846,508
		Total Real Estate Investment Trusts
		(Cost $3,628,057)	4,206,207

RIGHTS: 0.0%

		Australia: 0.0%
3,048		Lend Lease Corp., Ltd.	2,517
			2,517

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares		Value

	Germany: 0.0%
4,723	Volkswagen AG	$2,934
		2,934
	Total Rights
	(Cost $-)	5,451

WARRANTS: 0.0%

	France: 0.0%
837	Fonciere Des Regions	938
		938
	Italy: 0.0%
44,800	Mediobanca S.p.A.	5,664
26,395	Unione di Banche Italiane SCPA	1,305
		6,969
	Singapore: 0.0%
17,122	Golden Agri-Resources Ltd.	1,530
		1,530
	Total Warrants
	(Cost $1,997)	9,437

Principal Amount		Value

CORPORATE BONDS/NOTES: 0.0%

	Italy: 0.0%
$19,900	Banca Popolare di Milano Scrl, 6.750%, due 06/01/13	$21,503

	Total Corporate Bonds/Notes
	(Cost $27,688)	21,503

	Total Long-Term Investments
	(Cost $253,255,149)	324,598,374

Shares				Value

SHORT-TERM INVESTMENTS: 5.7%

		Affiliated Mutual Fund: 1.9%
6,606,000		ING Institutional Prime Money Market Fund - Class I		$6,606,000

		Total Mutual Fund
		(Cost $6,606,000)		6,606,000

		Securities Lending Collateral(cc): 3.8%
13,136,411		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		13,136,411
37,727	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		30,182

		Total Securities Lending Collateral
		(Cost $13,174,138)		13,166,593

		Total Short-Term Investments
		(Cost $19,780,138)		19,772,593

		Total Investments in Securities
		(Cost $273,035,287)*	98.9%	$344,370,967
		Other Assets and Liabilities - Net	1.1	3,676,801
		Net Assets	100.0%	$348,047,768

	@	Non-income producing security
	ADR	American Depositary Receipt
	I	Illiquid Security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	**	Investment in affiliate
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $281,661,310.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$73,589,890
		Gross Unrealized Depreciation		(10,880,233)
		Net Unrealized Appreciation		$62,709,657

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	0.6
Agriculture	1.2
Airlines	0.2
Apparel	0.3
Auto Manufacturers	3.2
Auto Parts & Equipment	0.7
Banks	14.8
Beverages	1.8
Biotechnology	0.2
Building Materials	1.2
Chemicals	3.1
Commercial Services	1.0
Computers	0.4
Cosmetics/Personal Care	0.5
Distribution/Wholesale	1.2
Diversified	0.8
Diversified Financial Services	1.1
Electric	4.2
Electrical Components & Equipment	0.9
Electronics	1.4
Energy - Alternate Sources	0.1
Engineering & Construction	1.4
Entertainment	0.2
Environmental Control	0.0
Food	4.9
Food Service	0.2
Forest Products & Paper	0.3
Gas	0.6
Hand/Machine Tools	0.3
Healthcare - Products	0.8
Healthcare - Services	0.1
Holding Companies - Diversified	0.8
Home Builders	0.1
Home Furnishings	0.8
Household Products/Wares	0.5
Insurance	4.4
Internet	0.2
Investment Companies	0.3
Iron/Steel	1.3
Leisure Time	0.3
Lodging	0.3
Machinery - Construction & Mining	0.4
Machinery - Diversified	0.9
Media	1.1
Metal Fabricate/Hardware	0.4
Mining	4.6
Miscellaneous Manufacturing	1.3
Office Property	0.1
Office/Business Equipment	0.6
Oil & Gas	7.0
Oil & Gas Services	0.3
Packaging & Containers	0.1
Pharmaceuticals	6.0
Real Estate	1.4
Retail	2.2
Semiconductors	0.5
Shipbuilding	0.1
Shopping Centers	0.3
Software	0.6
Storage/Warehousing	0.0
Telecommunications	6.2
Textiles	0.1
Toys/Games/Hobbies	0.3
Transportation	1.6
Venture Capital	0.0
Water	0.3
Short-Term Investments	5.7
Other Assets and Liabilities - Net	1.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$205,238	$26,260,652	$—	$26,465,890
Austria	—	1,044,871	—	1,044,871
Belgium	—	3,136,283	—	3,136,283
Bermuda	—	187,734	—	187,734
China	—	65,779	—	65,779
Cyprus	—	112,004	—	112,004
Denmark	—	3,189,735	—	3,189,735
Finland	—	4,035,568	—	4,035,568
France	—	31,669,123	—	31,669,123
Germany	—	25,375,903	—	25,375,903
Greece	—	1,401,761	—	1,401,761
Guernsey	—	92,839	—	92,839
Hong Kong	332,589	7,055,633	—	7,388,222
Ireland	—	907,381	—	907,381
Italy	—	10,154,592	—	10,154,592
Japan	541,342	71,142,252	—	71,683,594
Kazakhstan	—	137,704	—	137,704
Luxembourg	—	1,744,031	—	1,744,031
Macau	110,618	—	—	110,618
Malaysia	—	90,719	—	90,719
Mauritius	—	77,476	—	77,476
Mexico	—	83,196	—	83,196
Netherlands	—	14,538,563	—	14,538,563
New Zealand	—	300,175	—	300,175
Norway	—	2,208,403	—	2,208,403
Portugal	—	864,211	—	864,211
Singapore	75,928	4,233,152	—	4,309,080
Spain	—	12,609,893	—	12,609,893
Sweden	—	9,007,431	—	9,007,431
Switzerland	—	27,083,517	—	27,083,517
United Kingdom	234,963	60,044,517	—	60,279,480
Total Common Stock	1,500,678	318,855,098	—	320,355,776
Real Estate Investment Trusts	—	4,206,207	—	4,206,207
Rights	—	5,451	—	5,451
Warrants	8,132	1,305	—	9,437
Corporate Bonds/Notes	—	—	21,503	21,503
Short-Term Investments	19,742,411	—	30,182	19,772,593
Total Investments, at value	$21,251,221	$323,068,061	$51,685	$344,370,967
Other Financial Instruments+:
Futures	304,819	—	—	304,819
Total Assets	$21,556,040	$323,068,061	$51,685	$344,675,786

Liabilities Table
Other Financial Instruments+:
Futures	(19,902)	—	—	(19,902)
Total Liabilities	$(19,902)	$—	$—	$(19,902)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$—	$—	$—	$—	$—	$21,503	$—	$21,503
Short-Term Investments	30,182	—	—	—	—	—	—	—	30,182
Total Investments, at value	$30,182	$—	$—	$—	$—	$—	$21,503	$—	$51,685

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(6,186).

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING International Index Portfolio Open Futures Contracts on March 31, 2010:

	Number of			Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)

Long Contracts
ASX SPI 200® Index	17	06/17/10	$1,902,816	$(422)
CAC40® 10 Euro	15	04/16/10	804,621	689
DAX Index	5	06/18/10	1,036,883	21,990
Dow Jones Euro STOXX 50®	172	06/18/10	6,623,248	32,827
FTSE 100 Index	57	06/18/10	4,852,932	20,065
FTSE/MIB Index	3	06/18/10	453,618	331
Hang Seng Index	4	04/29/10	546,865	507
IBEX 35® Index	7	04/16/10	1,025,021	(19,480)
OMXS30™ Index	53	04/16/10	746,856	2,310
Tokyo Price Index (TOPIX)	44	06/10/10	4,600,492	226,100

			$22,593,352	$284,917

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.4%
		Advertising: 0.3%
7,000		Asatsu-DK, Inc.	$148,790
36,500	L	Dentsu, Inc.	960,426
5,920		Hakuhodo DY Holdings, Inc.	312,043
5,300		Moshi Moshi Hotline, Inc.	101,400
5,100		Tow Co. Ltd.	28,487
			1,551,146
		Agriculture: 0.7%
5,000		Chubu Shiryo Co. Ltd.	43,774
4,500		Hokuto Corp.	92,354
932		Japan Tobacco, Inc.	3,469,691
7,100		Sakata Seed Corp.	95,356
			3,701,175
		Airlines: 0.3%
524,000		All Nippon Airways Co. Ltd.	1,497,723
			1,497,723
		Apparel: 0.3%
35,000		Asics Corp.	342,656
9,400		Daidoh Ltd.	72,734
17,000		Descente Ltd.	100,577
26,000		Gunze Ltd.	96,056
14,000		Japan Wool Textile Co. Ltd.	109,032
1,200		Katakura Industries Co. Ltd.	12,402
43,200	@	Look, Inc.	46,293
5,000		Nagaileben Co. Ltd.	115,774
11,000	@	Naigai Co. Ltd.	5,185
23,000		Onward Kashiyama Co. Ltd.	179,425
13,300	@	Renown, Inc.	25,197
17,000		Sanyo Shokai Ltd.	64,608
20,000		Shikibo Ltd.	29,563
14,000		Tokai Senko KK	14,081
3,000		Tokyo Style Co. Ltd.	20,877
20,000		Wacoal Holdings Corp.	250,045
			1,484,505
		Auto Manufacturers: 7.8%
36,000		Daihatsu Motor Co. Ltd.	344,130
123,000		Fuji Heavy Industries Ltd.	638,204
41,000		Hino Motors Ltd.	173,356
319,200		Honda Motor Co. Ltd.	11,251,382
246,000		Isuzu Motors Ltd.	666,881
5,300		Kanto Auto Works Ltd.	42,556
231,000		Mazda Motor Corp.	651,545
797,000	@, L	Mitsubishi Motors Corp.	1,085,041
446,800	@	Nissan Motor Co. Ltd.	3,836,906
5,000		Nissan Shatai Co. Ltd.	39,941
5,000		Shinmaywa Industries Ltd.	18,521
73,100	L	Suzuki Motor Corp.	1,614,049
3,000		Toyota Auto Body Co. Ltd.	51,347
509,000		Toyota Motor Corp.	20,466,572
			40,880,431
		Auto Parts & Equipment: 2.8%
21,000		Aichi Machine Industry Co. Ltd.	87,035
7,700		Aisan Industry Co. Ltd.	70,778
32,300		Aisin Seiki Co. Ltd.	969,905
5,400		Akebono Brake Industry Co. Ltd.	29,690
57,000	@	Asahi TEC Corp.	28,684
118,800		Bridgestone Corp.	2,033,134
30,000		Calsonic Kansei Corp.	89,075
5,000		Chuo Spring Co. Ltd.	19,907
86,700		Denso Corp.	2,587,504
13,000		Eagle Industry Co. Ltd.	102,304
4,300		Exedy Corp.	105,252
5,400		FCC Co. Ltd.	107,260
4,900		F-Tech, Inc.	76,289
6,000	@	Fuji Kiko Co. Ltd.	20,588
4,000		Furukawa Battery Co. Ltd.	30,257
13,600	@	Futaba Industrial Co. Ltd.	118,168
20,000		Ichikoh Industries Ltd.	34,943
5,000		Imasen Electric Industrial	63,399
5,000		Kasai Kogyo Co. Ltd.	21,152
32,000	@	Kayaba Industry Co. Ltd.	118,284
5,700		Keihin Corp.	110,177

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Auto Parts & Equipment (continued)
17,000		Koito Manufacturing Co. Ltd.	$253,049
34,800		Koyo Seiko Co. Ltd.	411,972
12,000	@	Mitsuba Corp.	75,933
3,900		Musashi Seimitsu Industry Co. Ltd.	83,278
36,000		NGK Spark Plug Co. Ltd.	490,388
27,000		NHK Spring Co. Ltd.	248,136
4,500		Nifco, Inc.	103,804
8,000	@	Nippon Piston Ring Co. Ltd.	9,405
5,800		Nissin Kogyo Co. Ltd.	94,785
18,500		NOK Corp.	278,675
3,000		Pacific Industrial Co. Ltd.	16,525
3,800		Piolax, Inc.	85,143
31,000		Press Kogyo Co. Ltd.	77,309
20,000		Riken Corp.	78,893
12,000		Sanden Corp.	44,250
1,000		Sawafuji Electric Co. Ltd.	1,553
12,000		Shiroki Corp.	33,905
11,400		Showa Corp.	90,969
25,000		Stanley Electric Co. Ltd.	486,247
124,900		Sumitomo Electric Industries Ltd.	1,534,443
32,400		Sumitomo Rubber Industries, Inc.	286,201
26,000		T RAD Co. Ltd.	74,602
7,600		Tachi-S Co. Ltd.	82,867
7,400		Taiho Kogyo Co. Ltd.	59,372
6,300		Takata Corp.	161,752
23,000		TBK Co. Ltd.	53,188
2,400		Teikoku Piston Ring Co. Ltd.	17,982
8,800		Tokai Rika Co. Ltd.	180,973
12,200		Topre Corp.	97,095
41,000		Toyo Tire & Rubber Co. Ltd.	95,840
10,900		Toyoda Gosei Co. Ltd.	306,074
11,100		Toyota Boshoku Corp.	213,390
31,700	S	Toyota Industries Corp.	907,330
7,000		TS Tech Co. Ltd.	131,406
6,100		Unipres Corp.	86,316
5,400		U-Shin Ltd.	43,151
41,000		Yokohama Rubber Co. Ltd.	193,464
7,700		Yokowo Co. Ltd.	49,802
3,000		Yorozu Corp.	41,046
			14,404,298
		Banks: 9.5%
59,000		77 Bank Ltd.	337,334
1,400		Aichi Bank Ltd.	113,282
26,000		Akita Bank Ltd.	104,659
38,000		Aomori Bank Ltd.	89,509
157,000		Aozora Bank Ltd.	222,131
30,000		Awa Bank Ltd.	178,964
2,600		Bank of Iwate Ltd.	151,111
64,000		Bank of Kyoto Ltd.	590,140
32,000		Bank of Nagoya Ltd.	130,269
4,200		Bank of Okinawa Ltd.	171,347
26,000		Bank of Saga Ltd.	74,571
246,000		Bank of Yokohama Ltd.	1,207,117
138,000	L	Chiba Bank Ltd.	826,263
8,100	@	Chiba Kogyo Bank Ltd.	63,462
32,000		Chugoku Bank Ltd.	432,571
23,000		Chukyo Bank Ltd.	70,166
31,000		Daisan Bank Ltd.	87,614
47,000		Daishi Bank Ltd.	162,992
18,000		Daito Bank Ltd.	12,716
26,000		Ehime Bank Ltd.	73,196
29,000		Eighteenth Bank Ltd.	87,311
31,200		FIDEA Holdings Co. Ltd.	54,412
33,000		Fukui Bank Ltd.	104,902
149,000		Fukuoka Financial Group, Inc.	634,035
73,000		Gunma Bank Ltd.	404,249
69,000		Hachijuni Bank Ltd.	393,335
43,000		Higashi-Nippon Bank Ltd.	90,252
29,000		Higo Bank Ltd.	161,449
85,000		Hiroshima Bank Ltd.	359,836
50,000		Hokkoku Bank Ltd.	185,814
43,000		Hokuetsu Bank Ltd.	70,384
238,000		Hokugin Financial Group, Inc.	523,225
36,000		Hyakugo Bank Ltd.	169,257
42,000		Hyakujushi Bank Ltd.	163,874
44,000		Iyo Bank Ltd.	418,823
129,000		Joyo Bank Ltd.	576,489
51,000		Juroku Bank Ltd.	202,630

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Banks (continued)
20,000		Kagawa Bank Ltd.	$68,243
29,000		Kagoshima Bank Ltd.	203,919
47,000		Kansai Urban Banking Corp.	73,021
18,500		Kanto Tsukuba Bank Ltd.	52,499
32,000		Keiyo Bank Ltd.	154,646
2,200		Kita-Nippon Bank Ltd.	60,839
135,000		Kiyo Holdings, Inc.	179,102
28,000		Michinoku Bank Ltd.	57,557
23,000		Mie Bank Ltd.	63,787
15,000		Minato Bank Ltd.	19,592
2,775,100		Mitsubishi UFJ Financial Group, Inc.	14,546,096
202,000		Mitsui Trust Holdings, Inc.	760,382
18,000		Miyazaki Bank Ltd.	54,527
3,171,300	L	Mizuho Financial Group, Inc.	6,269,814
282,000	L	Mizuho Trust & Banking Co. Ltd.	284,176
2,600		Musashino Bank Ltd.	74,701
24,000		Nagano Bank Ltd.	47,300
37,000		Nanto Bank Ltd.	207,521
108,000		Nishi-Nippon City Bank Ltd.	319,376
24,000		Ogaki Kyoritsu Bank Ltd.	82,991
25,000		Oita Bank Ltd.	92,136
105,800		Resona Holdings, Inc.	1,340,867
23,000		San-In Godo Bank Ltd.	191,974
35,800		Sapporo Hokuyo Holdings, Inc.	163,707
141,850	L	Senshu Ikeda Holdings, Inc.	258,089
35,000		Shiga Bank Ltd.	220,963
28,000		Shikoku Bank Ltd.	93,884
1,800		Shimizu Bank Ltd.	72,461
206,000	L	Shinsei Bank Ltd.	249,699
113,000	L	Shizuoka Bank Ltd.	986,636
277,400	L	Sumitomo Mitsui Financial Group, Inc.	9,190,200
328,000	L	Sumitomo Trust & Banking Co. Ltd.	1,927,873
41,000		Suruga Bank Ltd.	367,215
20,000		Tochigi Bank Ltd.	87,583
32,000		Toho Bank Ltd.	102,058
34,000		Tohoku Bank Ltd.	53,158
5,300		Tokyo Tomin Bank Ltd.	70,519
26,000		Tomato Bank Ltd.	54,806
21,000		Tottori Bank Ltd.	56,660
99,000	@	Towa Bank Ltd.	67,803
2,800		Yachiyo Bank Ltd.	64,866
22,000		Yamagata Bank Ltd.	96,999
28,000		Yamaguchi Financial Group, Inc.	306,736
23,000		Yamanashi Chuo Bank Ltd.	101,293
			49,497,965
		Beverages: 1.1%
72,400		Asahi Breweries Ltd.	1,358,546
5,600		Coca-Cola Central Japan Co. Ltd.	68,489
10,800		Coca-Cola West Holdings Co. Ltd.	176,543
3,000		Dydo Drinco, Inc.	104,028
12,900		Ito En Ltd.	199,925
13,500	L	Kagome Co. Ltd.	230,591
3,600		KEY Coffee, Inc.	61,223
183,000		Kirin Brewery Co. Ltd.	2,701,901
7,600		Mikuni Coca-Cola Bottling Co. Ltd.	60,094
27,000		Oenon Holdings, Inc.	53,172
61,000		Sapporo Holdings Ltd.	318,849
42,000		Takara Holdings, Inc.	235,466
900		Unicafe, Inc.	5,186
5,000		Yomeishu Seizo Co. Ltd.	48,135
			5,622,148
		Building Materials: 1.6%
6,000	@	A&A Material Corp.	4,824
179,000		Asahi Glass Co. Ltd.	2,018,981
33,000		Asahi Organic Chemicals Industry Co. Ltd	79,403
13,000		Bunka Shutter Co. Ltd.	36,190
33,000		Central Glass Co. Ltd.	163,177
4,600		Chofu Seisakusho Co. Ltd.	107,667
3,200		Cleanup Corp.	26,370
29,000		Daiken Corp.	79,860
43,000		Daikin Industries Ltd.	1,762,199
14,800		DC Co. Ltd.	34,194
17,000		Fujitec Co. Ltd.	101,106
51,650		JS Group Corp.	1,052,331
33,000		Krosaki Harima Corp.	134,875
4,000		Marubeni Construction Material Lease Co. Ltd.	4,918
65,000		Matsushita Electric Works Ltd.	821,682
16,000		Nice Holdings, Inc.	35,304

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Building Materials (continued)
23,000		Nichias Corp.	$102,934
6,800		Nichiha Corp.	61,366
12,000		Nichireki Co. Ltd.	56,316
1,200		Nikkato Corp.	5,703
11,000		Nippon Concrete Industries Co. Ltd.	17,071
107,000		Nippon Sheet Glass Co. Ltd.	316,462
4,500		Okabe Co. Ltd.	17,679
6,400		Rinnai Corp.	336,438
11,000		Sanko Metal Industrial Co. Ltd.	27,305
38,000		Sanwa Shutter Corp.	127,045
6,000		Sanyo Industries Ltd.	8,475
74,000		Sumitomo Osaka Cement Co. Ltd.	128,515
187,000		Taiheiyo Cement Corp.	268,332
18,000		Takara Standard Co. Ltd.	111,939
21,000		Takiron Co. Ltd.	62,207
20,000		Toli Corp.	38,112
54,000		Toto Ltd.	368,470
18,000		Wood One Co. Ltd.	53,754
			8,571,204
		Chemicals: 3.7%
10,100		ADEKA Corp.	101,091
11,300		Aica Kogyo Co. Ltd.	126,093
23,000		Air Water, Inc.	263,507
2,800		Arisawa Manufacturing Co. Ltd.	19,999
232,000		Asahi Kasei Corp.	1,249,766
13,000		Chugoku Marine Paints Ltd.	89,577
5,000		Co-Op Chemical Co. Ltd.	8,341
36,000		Dai Nippon Toryo Co. Ltd.	39,268
48,000		Daicel Chemical Industries Ltd.	330,409
8,000		Dai-Ichi Kogyo Seiyaku Co. Ltd.	22,792
4,000		Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	15,364
64,000		Dainippon Ink & Chemicals	138,251
25,000		Daiso Co. Ltd.	63,457
85,000		Denki Kagaku Kogyo K K	365,754
2,600		Earth Chemical Co. Ltd.	78,975
500		Ebara-Udylite Co. Ltd.	8,464
10,300		Fujikura Kasei Co. Ltd.	55,537
1,500		Fujimi, Inc.	26,505
24,000		Gun-Ei Chemical Industry Co. Ltd.	56,639
5,000		Harima Chemicals, Inc.	28,853
18,400		Hitachi Chemical Co. Ltd.	398,608
20,000		Hodogaya Chemical Co. Ltd.	77,612
4,000		Ihara Chemical Industry Co. Ltd.	12,006
55,000	@	Ishihara Sangyo Kaisha Ltd.	45,307
2,700		Japan Carlit Co. Ltd.	12,701
34,300		JSR Corp.	716,224
53,000		Kaneka Corp.	343,895
37,000		Kansai Paint Co. Ltd.	302,237
6,000		Kanto Denka Kogyo Co. Ltd.	46,972
4,000		Koatsu Gas Kogyo Co. Ltd.	23,754
4,800		Konishi Co. Ltd.	55,952
4,000		Kumiai Chemical Industry Co. Ltd.	12,348
6,000		Lintec Corp.	117,408
6,800		MEC Co. Ltd./Japan	37,934
220,500		Mitsubishi Chemical Holdings Corp.	1,129,219
64,000		Mitsubishi Gas Chemical Co., Inc.	386,328
132,000		Mitsui Chemicals, Inc.	400,184
5,000		Nihon Nohyaku Co. Ltd.	28,882
8,000		Nihon Parkerizing Co. Ltd.	108,639
11,400		Nihon Tokushu Toryo Co. Ltd.	45,903
28,000	@	Nippon Carbide Industries Co., Inc.	54,250
24,000		Nippon Carbon Co. Ltd.	78,944
27,000		Nippon Chemical Industrial Co. Ltd.	64,734
5,800		Nippon Fine Chemical Co. Ltd.	44,826
4,000		Nippon Kasei Chemical Co. Ltd.	7,671
29,000		Nippon Kayaku Co. Ltd.	252,213
39,000		Nippon Paint Co. Ltd.	255,977
23,000		Nippon Shokubai Co. Ltd.	207,867
17,000		Nippon Soda Co. Ltd.	75,331
12,000		Nippon Synthetic Chemical Industry Co. Ltd.	82,546
28,000		Nissan Chemical Industries Ltd.	391,946
32,900		Nitto Denko Corp.	1,277,604
14,000		NOF Corp.	55,411
13,000	@	Okura Industrial Co. Ltd.	36,870
25,000	@	Rasa Industries Ltd.	28,052
5,000		Sakata INX Corp.	24,512
14,000		Sanyo Chemical Industries Ltd.	83,734
2,000		Sekisui Jushi Corp.	17,310

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
64,000		Shin-Etsu Chemical Co. Ltd.	$3,724,577
245,000		Showa Denko KK	552,973
4,800		ST Corp.	53,735
1,400		Stella Chemifa Corp.	59,542
38,000		Sumitomo Bakelite Co. Ltd.	218,078
263,000		Sumitomo Chemical Co. Ltd.	1,287,731
13,000		Sumitomo Seika Chemicals Co. Ltd.	51,191
5,100		T Hasegawa Co. Ltd.	77,026
61,000		Taiyo Nippon Sanso Corp.	597,379
15,000		Takasago International Corp.	80,910
17,000		Tayca Corp.	45,120
20,000	@	Titan Kogyo KK	55,516
17,000		Toagosei Co. Ltd.	72,426
4,000		Toda Kogyo Corp.	29,601
25,000	@	Tohpe Corp.	24,058
37,000		Tokai Carbon Co. Ltd.	215,654
60,000		Tokuyama Corp.	332,653
6,400		Tokyo Ohka Kogyo Co. Ltd.	118,911
88,000		Tosoh Corp.	223,810
31,000		Toyo Ink Manufacturing Co. Ltd.	139,310
190,000	L	Ube Industries Ltd.	487,743
5,400		Yushiro Chemical Industry Co. Ltd.	67,968
36,000		Zeon Corp.	210,508
			19,156,973
		Coal: 0.0%
40,000		Mitsui Matsushima Co. Ltd.	80,141
			80,141
		Commercial Services: 1.5%
5,400		Aeon Delight Co. Ltd.	75,924
1,900		Agrex, Inc.	15,150
13,100		Benesse Corp.	567,956
1,100		Central Security Patrols Co. Ltd.	10,689
210		CMIC Co. Ltd.	48,780
8,300		CTI Engineering Co. Ltd.	43,972
115,000		Dai Nippon Printing Co. Ltd.	1,555,512
900		Daiohs Corp.	4,798
1,800		Daiseki Co. Ltd.	37,523
43		Dream Incubator, Inc.	29,334
10,900		Duskin Co. Ltd.	194,031
372	@	FULLCAST Holdings Co. Ltd.	22,582
8,400		Funai Consulting Co. Ltd.	45,484
141		Future Architect, Inc.	53,637
1,200		Gakujo Co. Ltd.	3,931
22		GMO Payment Gateway, Inc.	27,499
7,300		Hakuyosha Co. Ltd.	20,845
2,900		Intage, Inc.	49,663
44,000		Kamigumi Co. Ltd.	354,226
13,400	@	Kosaido Co. Ltd.	26,273
3,000		Kyodo Printing Co. Ltd.	8,885
4,100		Kyoritsu Maintenance Co. Ltd.	60,172
9,000		Meiko Network Japan Co. Ltd.	55,003
3,700		Meitec Corp.	72,549
18,000		Mitsumura Printing Co. Ltd.	63,188
5,200		NAC Co. Ltd.	48,692
8,400		Nichii Gakkan Co.	73,965
14		Nihon M&A Center, Inc.	48,033
3,400		Nippon Kanzai Co. Ltd.	54,952
3,700	L	Nippon Kucho Service Co. Ltd.	29,927
21,000		Nissin Corp.	48,550
7,000		Nohmi Bosai Ltd.	44,279
17,000		Nomura Co. Ltd.	49,130
13,300		Park24 Co. Ltd.	136,073
15,000	@	Pasco Corp.	29,229
78		Pasona Group, Inc.	51,395
1,300	@	PIA Corp.	16,965
5,400		Pronexus, Inc.	31,653
1,400		San Holdings, Inc.	22,800
38,500		Secom Co. Ltd.	1,685,684
10,500		Shingakukai Co. Ltd.	36,196
3,500		Shuei Yobiko Co. Ltd.	20,573
16,500		Sohgo Security Services Co. Ltd.	191,257
10,000		Subaru Enterprise Co. Ltd.	29,121
5,800		Tac Co. Ltd.	22,772
5,600		Takara Printing Co. Ltd.	44,967
267		Take And Give Needs Co. Ltd.	24,639
3,000	@	Tanseisha Co. Ltd.	7,033
6,600		Temp Holdings Co. Ltd.	53,454
3,800	L	TKC Corp.	70,308

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
5,700		Tokyo Individualized Educational Institute, Inc.	$10,002
7,300		Toppan Forms Co. Ltd.	80,680
108,000		Toppan Printing Co. Ltd.	976,769
20,000		Tosho Printing Co. Ltd.	38,297
6,700		Unimat Life Corp.	96,338
8,700		Utoc Corp.	26,066
132,300	@	Venture Link Co. Ltd.	21,168
4,400		Watabe Wedding Corp.	48,693
3,500		Weathernews, Inc.	42,924
			7,660,190
		Computers: 1.1%
7,700		CAC Corp.	55,150
10,800	@	CSK Corp.	47,012
390,000		Fujitsu Ltd.	2,560,259
8,100		Ines Corp.	60,308
1,600		I-Net Corp.	8,091
7,400		Information Services International-Dentsu Ltd.	39,707
14,400		Itfor, Inc.	51,601
2,200		Itochu Techno-Solutions Corp.	72,295
3,100		Japan Digital Laboratory Co.	33,099
8,300		JBCC Holdings, Inc.	50,785
9,200		JBIS Holdings, Inc.	31,130
3,300		Melco Holdings, Inc.	73,211
82		Net One systems Co. Ltd.	104,465
232		NTT Data Corp.	773,560
1,200		Obic Co. Ltd.	218,073
2,800		Otsuka Corp.	178,077
400		Panasonic Electric Works Information systems Co. Ltd.	10,134
4,100		Roland DG Corp.	72,982
18,800		TDK Corp.	1,253,302
1,000		Toukei Computer Co. Ltd.	12,398
			5,705,639
		Cosmetics/Personal Care: 1.1%
4,900		Aderans Co. Ltd.	58,157
5,000		Combi Corp.	37,135
41		Dr Ci:Labo Co. Ltd.	96,149
6,400		Fancl Corp.	121,219
1,700		House of Rose Co. Ltd.	23,118
106,800		Kao Corp.	2,708,620
5,700		Kose Corp.	133,802
31,000		Lion Corp.	156,182
1,800		Mandom Corp.	49,092
1,500		Milbon Co. Ltd.	34,348
2,200		Pigeon Corp.	81,943
66,700	L	Shiseido Co. Ltd.	1,451,433
7,700		Uni-Charm Corp.	743,412
			5,694,610
		Distribution/Wholesale: 4.5%
6,800		Advan Co. Ltd.	48,134
14,800		Ai Holdings Corp.	50,031
13,600		Canon Sales Co., Inc.	185,250
34,000		Chori Co. Ltd.	40,800
26,000		Daiwabo Holdings Co. Ltd.	54,025
4,600		Doshisha Co. Ltd.	119,360
2,300		Echo Trading Co. Ltd.	22,039
1,300		Elematec Corp.	15,803
5,600		F&A Aqua Holdings, Inc.	55,857
33,000	@	Fuji Kosan Co. Ltd.	25,420
49,000	@	GSI Creos Corp.	59,242
3,600		Happinet Corp.	43,983
13,300		Hitachi High-Technologies Corp.	305,425
5,000		Inaba Denki Sangyo Co. Ltd.	115,993
7,400		Inabata & Co. Ltd.	34,954
255,000		Itochu Corp.	2,238,180
8,700		Itochu Enex Co. Ltd.	45,938
2,300		Itochu-Shokuhin Co. Ltd.	72,939
36,000		Iwatani International Corp.	105,579
800		Jalux, Inc.	6,401
20,000		Japan Pulp & Paper Co. Ltd.	71,716
9,000		JK Holdings Co. Ltd.	35,055
58,000	@	Kanematsu Corp.	47,850
7,500		Kitazawa Sangyo Co. Ltd.	15,405
2,100		Kohsoku Corp.	15,101
302,000		Marubeni Corp.	1,879,710
2,400		Matsuda Sangyo Co. Ltd.	44,649
5,200	@	Meiwa Corp.	11,345
291,800	L	Mitsubishi Corp.	7,662,584
315,000		Mitsui & Co. Ltd.	5,303,762

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Distribution/Wholesale (continued)
8,000		Mitsuuroko Co. Ltd.	$59,364
20,000		Nagase & Co. Ltd.	250,408
5,600		Nakayamafuku Co. Ltd.	34,884
4,800		Nippon Gas Co. Ltd.	71,377
8,100		Ohashi Technica, Inc.	51,841
3,400		Ryoshoku Ltd.	79,711
7,700		Ryoyo Electro Corp.	73,784
7,000		Sala Corp.	42,393
4,000		San-Ai Oil Co. Ltd.	16,054
32,100		Sankyo Seiko Co. Ltd.	99,270
8,500		Satori Electric Co. Ltd.	55,680
10,000		Seika Corp.	22,897
3,900		Shimojima Co. Ltd.	54,974
3,600		Shinwa Co. Ltd./Nagoya	39,152
6,000		Shinyei Kaisha	9,630
102		SHIP HEALTHCARE HOLDINGS, Inc.	58,185
18,000		Sinanen Co. Ltd.	74,563
9,400		SK Japan Co. Ltd.	32,186
4,000		Soda Nikka Co. Ltd.	15,247
254,900		Sojitz Corp.	494,182
3,900		Sugimoto & Co. Ltd.	36,735
201,300		Sumitomo Corp.	2,318,083
9,000		Tachibana Eletech Co. Ltd.	72,067
40,000		Taiheiyo Kouhatsu, Inc.	33,808
18,000	@	Takashima & Co. Ltd.	27,001
2,000		Takihyo Co. Ltd.	10,123
1,100		Tanaka Co. Ltd./Tokyo	4,028
12,000		Tokai Corp.	66,788
300		Tomen Devices Corp.	5,823
4,100		Tomen Electronics Corp.	49,866
35,300		Toyota Tsusho Corp.	554,549
7,000		Trusco Nakayama Corp.	110,589
16,000		Tsubakimoto Kogyo Co. Ltd.	34,960
12,000	@	Tsukamoto Corp. Co. Ltd.	10,402
10,300		Yamazen Corp.	43,785
31,000		Yuasa Trading Co. Ltd.	29,540
			23,776,459
		Diversified Financial Services: 2.3%
8,890		Acom Co. Ltd.	145,640
17,200	L	Aeon Credit Service Co. Ltd.	204,455
45,950		Aiful Corp.	67,366
39,300	@	Cedyna Financial Corp.	69,791
5,600		Century Leasing System, Inc.	77,637
28,100		Credit Saison Co. Ltd.	436,080
8,700		Daiko Clearing Services Corp.	37,302
343,000		Daiwa Securities Group, Inc.	1,807,840
10,320		Diamond Lease Co. Ltd.	376,007
370	@, L	Fidec Corp.	46,320
2,300		Fuyo General Lease Co. Ltd.	65,149
8,300		Hitachi Capital Corp.	118,284
6,100		IBJ Leasing Co. Ltd.	121,857
13,900		Ichinen Holdings Co. Ltd.	60,107
12,000		Ichiyoshi Securities Co. Ltd.	82,171
7,300		Iwai Securities Co. Ltd.	45,972
19,000		Jaccs Co. Ltd.	40,263
10,300		Japan Securities Finance Co. Ltd.	75,836
50	@	Kenedix, Inc.	14,674
2,000		Kosei Securities Co. Ltd.	2,208
9,400		Kyokuto Securities Co. Ltd.	88,730
14,500		Marusan Securities Co. Ltd.	88,358
11,000		Mito Securities Co. Ltd.	27,795
56,000		Mizuho Investors Securities Co. Ltd.	58,795
94,100	@	NIS Group Co. Ltd.	23,150
729,500		Nomura Holdings, Inc.	5,352,814
33,000		Okasan Securities Group, Inc.	158,001
19,170	L	ORIX Corp.	1,702,107
16,100		Osaka Securities Finance Co. Ltd.	33,267
4,900		Pocket Card Co. Ltd.	13,688
13,950		Promise Co. Ltd.	129,698
1,100		Ricoh Leasing Co. Ltd.	25,733
57		Risa Partners, Inc.	30,801
26		Secured Capital Japan Co. Ltd.	21,282
100,000		Shinko Securities Co. Ltd.	316,644
15,010		Takefuji Corp.	63,989
46,000		Tokai Tokyo Financial Holdings	192,166
19,000		Toyo Securities Co. Ltd.	39,473
			12,261,450

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Electric: 4.1%
124,600		Chubu Electric Power Co., Inc.	$3,116,505
54,300		Chugoku Electric Power Co., Inc.	1,079,956
27,300		Electric Power Development Co.	900,160
33,100	L	Hokkaido Electric Power Co., Inc.	635,311
38,700		Hokuriku Electric Power Co.	851,698
155,300	L	Kansai Electric Power Co., Inc.	3,559,990
79,800	L	Kyushu Electric Power Co., Inc.	1,738,321
1,700		Okinawa Electric Power Co., Inc.	88,807
37,900	L	Shikoku Electric Power Co.	1,074,702
94,100	L	Tohoku Electric Power Co., Inc.	1,990,621
236,000		Tokyo Electric Power Co., Inc.	6,294,474
			21,330,545
		Electrical Components & Equipment: 2.0%
46,200		Brother Industries Ltd.	559,614
40,000		Casio Computer Co. Ltd.	308,222
52,000		Fujikura Ltd.	300,084
2,000		Funai Electric Co. Ltd.	84,387
113,000		Furukawa Electric Co. Ltd.	588,173
70,000	L	GS Yuasa Corp.	473,312
3,100		Helios Techno Holdings Co. Ltd.	10,100
3,800		Hirakawa Hewtech Corp.	29,801
17,000		Hitachi Cable Ltd.	50,807
863,146		Hitachi Ltd.	3,211,433
3,600		Icom, Inc.	92,271
39,000	@	Ikegami Tsushinki Co. Ltd.	31,767
7,000		Iwasaki Electric Co. Ltd.	13,185
345,000		Mitsubishi Electric Corp.	3,176,520
1,600		Nihon Trim Co. Ltd.	31,833
6,000		Nippon Seisen Co. Ltd.	18,951
6,000		Nissin Electric Co. Ltd.	31,724
387,000	@	Sanyo Electric Co. Ltd.	621,445
5,000		Shin-Kobe Electric Machinery Co. Ltd.	48,628
27,000		Sinfonia Technology Co.	63,036
33,000	@	SWCC Showa Holdings Co. Ltd.	33,607
13,000		Takaoka Electric Manufacturing Co. Ltd.	45,002
29,000		Tokyo Rope Manufacturing Co. Ltd.	80,515
15,000		Toshiba Tec Corp.	59,445
18,400		Ushio, Inc.	312,747
			10,276,609
		Electronics: 5.5%
7,000		A&D Co. Ltd	29,879
26,800	L	Advantest Corp.	672,018
3,000		Aichi Tokei Denki Co. Ltd	9,019
6,400		Alpha Corp.	63,022
35,200	@	Alps Electric Co. Ltd.	243,349
4,800		Chiyoda Integre Co. Ltd.	64,770
6,100		CMK Corp.	45,912
6,800		Cosel Co. Ltd.	98,243
41,000	@	Dainippon Screen Manufacturing Co. Ltd.	192,066
2,700		Daito Electron Co. Ltd.	15,020
2,200		Eizo Nanao Corp.	54,295
4,400		Enplas Corp.	86,683
2,200		ESPEC Corp.	18,775
3,800		Excel Co. Ltd.	50,904
19,000		Fujitsu General Ltd.	86,570
4,100		Futaba Corp.	81,080
11,200		Hamamatsu Photonics KK	316,952
2,700		Hioki EE Corp.	49,825
6,000		Hirose Electric Co. Ltd.	692,932
10,000		Hochiki Corp.	54,463
33,000		Hokuriku Electric Industry Co. Ltd.	63,604
6,700		Horiba Ltd.	192,694
9,100		Hosiden Corp.	119,347
84,900		Hoya Corp.	2,337,637
26,100		Ibiden Co. Ltd.	900,849
2,000		Idec Corp.	17,976
12,000		Japan Aviation Electronics Industry Ltd.	90,949
21,000		Jeol Ltd.	80,927
1,300		Kaga Electronics Co. Ltd.	14,010
6,000		Kanaden Corp.	31,836
7,500		Keyence Corp.	1,795,788
2,200		Kuroda Electric Co. Ltd.	30,326
31,500		Kyocera Corp.	3,074,758
2,000		Kyoei Sangyo Co. Ltd./Tokyo	3,965
5,500		Mabuchi Motor Co. Ltd.	317,183
900		Macnica, Inc.	14,743
6,100		Marubun Corp.	37,030
900		Maruwa Co. Ltd./Aichi	19,121

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
55,000		Minebea Co. Ltd.	$335,074
12,100		Mitsumi Electric Co. Ltd.	265,287
900	@	Moritex Corp.	2,749
41,600		Murata Manufacturing Co. Ltd.	2,367,327
15,200	@	Mutoh Holdings Co. Ltd.	25,395
5,400		Nagano Keiki Co. Ltd.	35,958
478,000		NEC Corp.	1,439,761
46,000	L	NGK Insulators Ltd.	940,343
6,900		Nichicon Corp.	85,177
2,100		Nichiden Corp.	57,336
9,900		Nidec Copal Electronics Corp.	75,225
17,600		Nidec Corp.	1,887,104
3,400		Nihon Dempa Kogyo Co. Ltd.	71,178
4,300		Nippon Ceramic Co. Ltd.	52,311
22,000	@	Nippon Chemi-Con Corp.	86,721
67,000		Nippon Electric Glass Co. Ltd.	945,701
6,300	L	Nissha Printing Co. Ltd.	246,293
4,900		Nitto Kogyo Corp.	51,268
1,100		Okaya Electric Industries Co. Ltd.	3,827
39,100		Omron Corp.	909,509
1,300		Optex Co. Ltd.	15,651
2,000		Osaki Electric Co. Ltd.	17,712
5,800		Ryosan Co. Ltd.	147,794
1,800	L	Sanshin Electronics Co. Ltd.	15,227
1,500		Sato Corp.	21,412
6,200		Shinko Shoji Co. Ltd.	53,568
3,400		Siix Corp.	43,804
12,000		SMK Corp.	61,768
8,100		Soshin Electric Co. Ltd.	37,857
4,200		Star Micronics Co. Ltd.	46,255
800		Suzuden Corp.	4,406
15,000		Taiyo Yuden Co. Ltd.	237,342
10,000		Tamura Corp.	34,625
12,000		Tokimec, Inc.	21,187
1,500		Tokyo Denpa Co. Ltd.	10,692
7,500	L	Tokyo Seimitsu Co. Ltd.	129,729
836,000		Toshiba Corp.	4,326,989
22,500	@	Totoku Electric Co. Ltd.	24,324
8,000		Toyo Corp./Chuo-ku	70,312
3,500		UKC Holdings Corp.	46,785
6,400		Ulvac, Inc.	166,383
3,300		Unidux, Inc.	16,943
63		Wacom Co. Ltd.	96,241
14,100		Yamaichi Electronics Co. Ltd.	60,582
6,700		Yamatake Corp.	156,912
42,000		Yaskawa Electric Corp.	384,824
40,000		Yokogawa Electric Corp.	349,385
			28,550,773
		Engineering & Construction: 1.2%
9,500		Airport Facilities Co. Ltd.	52,281
3,600		Asahi Kogyosha Co. Ltd	15,012
26,000	@	Asanuma Corp.	19,184
1,500		Asunaro Aoki Construction Co. Ltd.	6,948
32,000		Chiyoda Corp.	317,969
5,700		Chudenko Corp.	72,776
6,000		Commuture Corp.	34,679
13,300		COMSYS Holdings Corp.	128,983
10,000		Dai-Dan Co. Ltd.	50,266
16,000		Daiho Corp.	14,030
49,900		Fudo Tetra Corp.	30,950
3,000		Haltec Corp.	4,366
52,700		Hazama Corp.	47,385
10,800		Hibiya Engineering Ltd.	93,368
8,800		Japan Airport Terminal Co. Ltd.	122,285
39,000		JGC Corp.	696,180
195,000	L	Kajima Corp.	478,460
5,000		Kandenko Co. Ltd.	31,809
2,900		Kawada Technologies, Inc.	50,546
25,000		Kinden Corp.	219,380
15,000		Kitano Construction Corp.	33,866
5,000		Komai Tekko, Inc.	11,400
38,000	@	Kumagai Gumi Co. Ltd.	26,459
15,500		Kyowa Exeo Corp.	128,244
6,000		Kyudenko Corp.	36,034
19,000		Maeda Corp.	56,566
11,000		Maeda Road Construction Co. Ltd.	89,675
6,000		Matsui Construction Co. Ltd.	22,885
27,000		Mitsubishi Kakoki Kaisha Ltd.	73,994

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Engineering & Construction (continued)
5,000	@	Miyaji Engineering Group, Inc.	$5,885
5,000		Nakano Corp.	10,387
6,000		NEC Networks & System Integration Corp.	79,577
14,000		Nippo Corp.	107,526
10,000		Nippon Densetsu Kogyo Co. Ltd.	78,336
2,000		Nippon Road Co. Ltd.	5,053
82,000		Nishimatsu Construction Co. Ltd.	107,171
115,000		Obayashi Corp.	511,239
3,000		Obayashi Road Corp.	6,837
39,000		Okumura Corp.	136,660
30,500		Penta-Ocean Construction Co. Ltd.	42,150
6,100	@	PS Mitsubishi Construction Co. Ltd.	20,900
5,800		Raito Kogyo Co. Ltd.	13,721
38,000	@	Sakurada Co. Ltd.	11,375
24,800	@, L	Sanix, Inc.	45,710
2,000		Sanki Engineering Co. Ltd.	14,092
18,000	@	Sata Construction Co. Ltd.	7,129
86,000	@	Seikitokyu Kogyo Co. Ltd.	53,227
131,000	L	Shimizu Corp.	547,569
8,500		Shinko Plantech Co. Ltd.	75,370
26,500		Shinnihon Corp.	46,223
4,600		SHO-BOND Holdings Co. Ltd.	90,252
2,700		Sumitomo Densetsu Co. Ltd.	13,094
26,700	@	Sumitomo Mitsui Construction Co. Ltd.	23,161
1,000		Taihei Dengyo Kaisha Ltd.	9,172
17,000		Taihei Kogyo Co. Ltd.	72,959
2,300		Taikisha Ltd.	37,140
188,500		Taisei Corp.	415,868
7,000		Takasago Thermal Engineering Co. Ltd.	55,543
12,000	@	Takuma Co. Ltd.	28,880
12,000	@	Tekken Corp.	10,280
13,000		Toa Corp.	14,762
7,000		TOA Road Corp.	12,956
50,000	@	Tobishima Corp.	14,428
38,000		Toda Corp.	137,156
5,000		Todentsu Corp.	8,394
11,000		Toenec Corp.	59,805
2,000		Tokyo Energy & Systems, Inc.	13,779
18,720		Tokyu Construction Co. Ltd.	56,313
13,100		Tomoe Corp.	33,532
1,000		Toshiba Plant Systems & Services Corp.	11,263
10,000		Totetsu Kogyo Co. Ltd.	55,433
73,000		Toyo Construction Co. Ltd.	37,486
27,000		Toyo Engineering Corp.	103,832
4,000		Tsukishima Kikai Co. Ltd.	27,913
8,100		Ueki Corp.	11,262
62,000	@	Wakachiku Construction Co. Ltd.	36,495
10,000		Yahagi Construction Co. Ltd.	57,576
11,000		Yamato Corp.	38,144
8,000		Yondenko Corp.	37,305
4,000		Yurtec Corp.	20,249
			6,436,549
		Entertainment: 0.4%
1,300		Aeon Fantasy Co. Ltd.	15,400
2,200		Avex Group Holdings, Inc.	19,028
82,000	@	Columbia Music Entertainment, Inc.	29,000
3,400		Heiwa Corp.	34,969
1,700		Horipro, Inc.	12,735
3,000		Mars Engineering Corp.	61,313
9,900		Oriental Land Co. Ltd.	690,627
6,000		Resort Solution Co. Ltd.	10,976
9,300		Sankyo Co. Ltd.	460,399
21,000		Shochiku Co. Ltd.	174,807
8,000		Toei Co. Ltd.	40,953
27,700		Toho Co. Ltd.	446,521
33,000		Tokyo Theatres Co., Inc.	50,105
9,000		Tokyotokeiba Co. Ltd.	12,814
15,000		Yomiuri Land Co. Ltd.	50,274
			2,109,921
		Environmental Control: 0.2%
1,400		Airtech Japan Ltd.	7,571
8,200		Asahi Holdings, Inc.	141,561
167,000	L	Hitachi Zosen Corp.	245,102
21,300		Kurita Water Industries Ltd.	604,177
6,500		Oyo Corp.	56,054
			1,054,465
		Food: 1.6%
108,000		Ajinomoto Co., Inc.	1,070,794

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Food (continued)
4,400		Ariake Japan Co. Ltd.	$64,286
3,200		Belc Co. Ltd.	28,599
8,100		Eco’s Co. Ltd.	51,524
10,000		Ezaki Glico Co. Ltd.	116,728
10,700		Fuji Oil Co. Ltd.	151,280
5,000		Fujicco Co. Ltd.	57,516
6,000	@	Fujiya Co. Ltd.	13,669
5,000		Harashin Narus Holdings Co. Ltd.	58,116
37,000	@	Hayashikane Sangyo Co. Ltd.	46,740
6,000		Hohsui Corp.	8,093
12,400		House Foods Corp.	180,313
2,200		Hurxley Corp.	15,128
5,000		Inageya Co. Ltd.	51,945
25,000		Itoham Foods, Inc.	94,965
21,000		J-Oil Mills, Inc.	65,842
5,100		Kato Sangyo Co. Ltd.	83,695
41,000	L	Kikkoman Corp.	480,515
6,000		Kyodo Shiryo Co. Ltd.	7,705
20,000		Marudai Food Co. Ltd.	57,154
81,000	L	Maruha Nichiro Holdings, Inc.	115,228
7,100		Megmilk Snow Brand Co. Ltd.	110,582
13,400		MEIJI Holdings Co. Ltd.	519,981
2,300		Meito Sangyo Co. Ltd.	32,150
20,000		Mitsui Sugar Co. Ltd.	66,755
32,000		Miyoshi Oil & Fat Co. Ltd.	50,033
36,000		Morinaga & Co. Ltd.	80,143
36,000		Morinaga Milk Industry Co. Ltd.	141,834
19,000		Morozoff Ltd.	61,596
3,000		Nagatanien Co. Ltd.	28,266
8,000		Nakamuraya Co. Ltd.	39,865
5,100		Natori Co. Ltd.	44,564
54,000		Nichirei Corp.	202,254
28,000		Nippon Beet Sugar Manufacturing Co. Ltd.	68,306
15,000		Nippon Flour Mills Co. Ltd.	74,816
10,000	@	Nippon Formula Feed Manufacturing Co. Ltd.	12,096
33,000		Nippon Meat Packers, Inc.	417,502
45,600		Nippon Suisan Kaisha Ltd.	132,316
13,000		Nisshin Oillio Group Ltd.	62,983
35,500		Nisshin Seifun Group, Inc.	458,468
13,100		Nissin Food Products Co. Ltd.	440,929
600		OIE Sangyo Co. Ltd.	5,575
12,000		Prima Meat Packers Ltd.	12,704
22,600		QP Corp.	245,432
3,600		Rock Field Co. Ltd.	52,578
6,500		S Foods, Inc.	53,841
11,000		Showa Sangyo Co. Ltd.	33,883
15,000		Starzen Co. Ltd.	39,965
16,000		Toho Co. Ltd./Hyogo	56,835
32,000		Tohto Suisan Co. Ltd.	56,157
7,300		Torigoe Co. Ltd.	57,692
7,000		Toyo Sugar Refining Co. Ltd.	9,131
19,000		Toyo Suisan Kaisha Ltd.	491,589
2,900		Unicharm Petcare Corp.	92,026
1,600		Universe Co. Ltd.	21,340
6,000		Yaizu Suisankagaku Industry Co. Ltd.	73,787
24,300	L	Yakult Honsha Co. Ltd.	655,665
31,000		Yamazaki Baking Co. Ltd.	383,995
4,100		Yamazawa Co. Ltd.	55,981
1,300		Yaoko Co. Ltd.	38,393
4,000		Yokohama Reito Co. Ltd.	28,678
6,500		Yonekyu Corp.	54,967
			8,385,488
		Food Service: 0.0%
5,400		Warabeya Nichiyo Co. Ltd.	63,874
			63,874
		Forest Products & Paper: 0.4%
9,000		Chuetsu Pulp & Paper Co. Ltd.	16,173
17,000		Daio Paper Corp.	139,609
28,000		Hokuetsu Kishu Paper Co. Ltd.	139,959
19,800	@	Kanematsu-NNK Corp.	30,495
97,000		Mitsubishi Paper Mills Ltd.	116,327
19,429		Nippon Paper Group, Inc.	499,925
168,000	L	OJI Paper Co. Ltd.	737,345
3,900		Pack Corp.	58,572
26,800		Sumitomo Forestry Co. Ltd.	219,054
43,000		Tokushu Tokai Holdings Co. Ltd.	114,545
22,000		Tomoegawa Co. Ltd.	46,369
27,000		Tomoku Co. Ltd.	61,815
			2,180,188

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Gas: 0.8%
18,000		Hokkaido Gas Co. Ltd.	$47,376
394,000		Osaka Gas Co. Ltd.	1,412,596
36,000		Saibu Gas Co. Ltd.	100,910
7,000		Shizuoka Gas Co. Ltd.	40,081
87,000		Toho Gas Co. Ltd.	475,037
477,000		Tokyo Gas Co. Ltd.	2,103,953
			4,179,953
		Hand/Machine Tools: 0.8%
3,000		Asahi Diamond Industrial Co. Ltd	27,576
2,000		Dijet Industrial Co. Ltd.	3,103
3,600		Disco Corp.	221,875
76,000		Fuji Electric Holdings Co. Ltd.	207,626
10,900		Hitachi Koki Co. Ltd.	117,623
1,200		Hitachi Tool Engineering Ltd.	12,460
24,100		Makita Corp.	795,543
31,000		Meidensha Corp.	138,251
14,600		Mori Seiki Co. Ltd.	180,564
9,000		Nitto Seiko Co. Ltd.	27,364
12,300		OSG Corp.	129,963
11,600		SMC Corp.	1,577,564
24,600		THK Co. Ltd.	537,811
8,000		Toyo Electric Manufacturing Co. Ltd.	58,341
2,600		Union Tool Co.	72,831
			4,108,495
		Healthcare - Products: 0.5%
3,500		Aloka Co. Ltd.	27,658
3,600		As One Corp.	63,323
1,200		Create Medic Co. Ltd.	11,302
4,000		Hitachi Medical Corp.	34,179
1,800		Hogy Medical Co. Ltd.	83,002
4,000		Japan Medical Dynamic Marketing, Inc.	11,810
8,200		Nihon Kohden Corp.	151,025
5,100		Nipro Corp.	98,615
3,700		Paramount Bed Co. Ltd.	72,474
38,000		Shimadzu Corp.	304,910
5,200		Sysmex Corp.	305,244
28,500		Terumo Corp.	1,519,512
6,700		Topcon Corp.	37,089
			2,720,143
		Healthcare - Services: 0.0%
2,900		BML, Inc.	73,288
4,100		Falco Biosystems Ltd.	40,873
523	@	I’rom Holdings Co. Ltd.	11,825
			125,986
		Holding Companies - Diversified: 0.0%
29,600	@	Sumiseki Holdings, Inc.	29,150
			29,150
		Home Builders: 0.6%
7,000	@	Daisue Construction Co. Ltd.	2,771
108,000		Daiwa House Industry Co. Ltd.	1,220,727
233,000	@	Haseko Corp.	216,665
9,600	@	Misawa Homes Co. Ltd.	33,405
2,000		Mitsui Home Co. Ltd.	10,957
43,000		Nissei Build Kogyo Co. Ltd.	29,408
2,000		PanaHome Corp.	13,360
71,000		Sekisui Chemical Co. Ltd.	481,421
115,000		Sekisui House Ltd.	1,151,039
23,000	@	SxL Corp.	14,038
4,900		Takamatsu Construction Group Co. Ltd.	60,204
540		Token Corp.	15,439
			3,249,434
		Home Furnishings: 3.1%
7,200	@	Alpine Electronics, Inc.	87,785
1,500		Canon Electronics, Inc.	33,199
60,000	@, L	Clarion Co. Ltd.	145,891
2,000		Corona Corp.	25,462
1,900		Dainichi Co. Ltd.	13,175
3,600		Foster Electric Co. Ltd.	100,212
9,000		France Bed Holdings Co. Ltd.	12,997
7,100		Hoshizaki Electric Co. Ltd.	106,310
52,000	@	Janome Sewing Machine Co. Ltd.	38,347
99,200	@	JVC Kenwood Holdings, Inc.	41,437
361,400		Matsushita Electric Industrial Co. Ltd.	5,540,637
3,200	@	Miyakoshi Corp.	20,152
6,000		Nidec Sankyo Corp.	53,133
6,000		Noritz Corp.	92,512

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Home Furnishings (continued)
36,000		Pioneer Corp.	$132,304
595,000	@	Sansui Electric Co. Ltd.	31,822
176,000	L	Sharp Corp.	2,204,009
581,000	@	Silver Seiko Ltd.	37,287
197,500		Sony Corp.	7,567,485
71,000	@	Teac Corp.	34,232
			16,318,388
		Household Products/Wares: 0.1%
5,600		King Jim Co. Ltd.	42,408
16,100		Kokuyo Co. Ltd.	134,250
5,100		Mitsubishi Pencil Co. Ltd.	75,807
80		Pilot Corp.	118,811
			371,276
		Housewares: 0.0%
36,000		Danto Holdings Corp.	36,998
4,000		Noritake Co. Ltd.	11,588
7,200		Sangetsu Co. Ltd.	163,528
			212,114
		Insurance: 2.2%
32,000		Fuji Fire & Marine Insurance Co.	42,796
109,411		Mitsui Sumitomo Insurance Group Holdings, Inc.	3,042,804
134,000	I, X	Nipponkoa Insurance Co. Ltd.	829,886
166,000	I, X	Sompo Japan Insurance, Inc.	1,129,276
131		Sony Financial Holdings, Inc.	430,617
66,700		T&D Holdings, Inc.	1,582,689
148,900		Tokio Marine Holdings, Inc.	4,197,666
			11,255,734
		Internet: 0.6%
6,000		Asahi Net, Inc.	18,422
73		Cybozu, Inc.	29,672
46		Dena Co. Ltd.	340,607
27		Dwango Co. Ltd.	45,578
190		eAccess Ltd.	138,889
421		Faith, Inc.	49,774
9,900		GMO internet, Inc.	37,822
9		Gourmet Navigator, Inc.	17,386
33	L	Internet Initiative Japan, Inc.	73,065
16,800		kabu.com Securities Co. Ltd.	90,683
10		Kakaku.com, Inc.	36,283
14		Macromill, Inc.	20,264
19,200		Matsui Securities Co. Ltd.	137,504
143		Monex Beans Holdings, Inc.	70,506
3,572		Softbank Investment Corp.	706,263
65	@	Softbrain Co. Ltd.	4,066
31		So-net Entertainment Corp.	77,251
20		So-net M3, Inc.	68,432
15,200		Trend Micro, Inc.	530,591
2,175	L	Yahoo! Japan Corp.	793,336
			3,286,394
		Iron/Steel: 2.5%
21,000		Aichi Steel Corp.	94,248
7,000		Daido Metal Co. Ltd.	25,776
55,000		Daido Steel Co. Ltd.	231,566
41,000		Godo Steel Ltd.	92,223
22,000		Hitachi Metals Ltd.	231,619
83,500		JFE Holdings, Inc.	3,368,950
544,000		Kobe Steel Ltd.	1,171,347
35,000	@	Kurimoto Ltd.	70,057
3,700		Kyoei Steel Ltd.	78,136
20,000		Mitsubishi Steel Manufacturing Co. Ltd.	49,052
17,000		Nakayama Steel Works Ltd.	26,583
31,000		Nippon Kinzoku Co. Ltd.	58,671
25,000		Nippon Koshuha Steel Co. Ltd.	27,032
41,000		Nippon Metal Industry Co. Ltd.	66,730
1,064,000		Nippon Steel Corp.	4,183,899
22,500		Nippon Yakin Kogyo Co. Ltd.	89,289
160,000		Nisshin Steel Co. Ltd.	334,101
4,800		Osaka Steel Co. Ltd.	76,507
25,000		Sanyo Special Steel Co. Ltd.	108,148
707,000		Sumitomo Metal Industries Ltd.	2,143,392
14,700		Tokyo Steel Manufacturing Co. Ltd.	184,292
12,000		Tokyo Tekko Co. Ltd.	36,592
36,000		Topy Industries Ltd.	81,770
5,000		Toyo Kohan Co. Ltd.	30,212
8,000		Yamato Kogyo Co. Ltd.	266,136
20,000		Yodogawa Steel Works Ltd.	89,741
			13,216,069

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Leisure Time: 0.5%
72		Accordia Golf Co. Ltd.	$72,338
2,500		Central Sports Co. Ltd.	23,273
2,900		Daikoku Denki Co. Ltd.	51,124
11,000		Daiwa Seiko, Inc.	13,901
4,500		HIS Co. Ltd.	92,244
7,000		Kawai Musical Instruments Manufacturing Co. Ltd.	15,534
56,000	@	Kinki Nippon Tourist Co. Ltd.	51,598
3,000		Mizuno Corp.	13,259
69		Pacific Golf Group International Holdings KK	45,537
7,700		Renaissance, Inc.	26,379
5,300		Roland Corp.	63,646
5,400		Round One Corp.	35,549
42,400		Sega Sammy Holdings, Inc.	513,716
15,400		Shimano, Inc.	682,650
39		SRI Sports Ltd.	37,178
20,000		Tokyo Dome Corp.	56,936
26,300		Yamaha Corp.	340,018
45,800		Yamaha Motor Co. Ltd.	688,040
			2,822,920
		Lodging: 0.0%
24,000		Fujita Kanko, Inc.	96,342
7,100		Resorttrust, Inc.	104,216
33,000	@	Tokai Kanko Co. Ltd.	10,948
			211,506
		Machinery - Construction & Mining: 0.9%
12,200		Aichi Corp.	52,891
18,600		Hitachi Construction Machinery Co. Ltd.	440,252
32,000		Kato Works Co. Ltd.	68,205
12,000		Kitagawa Iron Works Co. Ltd.	19,389
172,500	L	Komatsu Ltd.	3,624,136
3,100		Maezawa Kyuso Industries Co. Ltd.	42,325
4,100		Modec, Inc.	73,620
54,300		Nippon Conveyor Co. Ltd.	52,900
17,000		Sakai Heavy Industries Ltd.	27,827
19,000		Tadano Ltd.	102,915
			4,504,460
		Machinery - Diversified: 2.8%
5,200		Aida Engineering Ltd.	21,732
62,000		Amada Co. Ltd.	520,667
9,000		Anest Iwata Corp.	31,131
22,000		Chugai Ro Co. Ltd.	64,752
7,000		CKD Corp.	58,663
10,500		Daifuku Co. Ltd.	82,791
13,000		Daihen Corp.	61,877
2,600		Denyo Co. Ltd.	20,093
76,000		Ebara Corp.	388,617
36,000	@	Enshu Ltd.	34,697
38,200		Fanuc Ltd.	4,060,103
19,000		Furukawa Co. Ltd.	23,194
6,000		Hisaka Works Ltd.	58,238
15,000		Hosokawa Micron Corp.	61,535
43,000		Howa Machinery Ltd.	26,700
43,000	@, L	Iseki & Co. Ltd.	127,610
5,000	@	Ishikawa Seisakusho Ltd.	3,268
270,000		Ishikawajima - Harima Heavy Industries Co. Ltd.	494,646
60,000		Japan Steel Works Ltd.	688,484
55,000	@, L	Juki Corp.	103,792
291,000	L	Kawasaki Heavy Industries Ltd.	804,822
5,800		Kimura Chemical Plants Co. Ltd.	54,696
8,000		Kinki Sharyo Co. Ltd.	52,534
3,000		Komori Corp.	37,227
160,000		Kubota Corp.	1,460,840
5,800	@	Maezawa Industries, Inc.	13,283
22,000	@	Makino Milling Machine Co.	142,854
14,000		Maruyama Manufacturing Co., Inc.	30,740
2,000		Max Co. Ltd.	21,375
626,000	L	Mitsubishi Heavy Industries Ltd.	2,596,830
6,000		Miura Co. Ltd.	156,497
2,400		Miyachi Corp.	17,697
15,000		Nabtesco Corp.	200,298
2,700		Nidec-Tosok Corp.	38,636
8,000		Nippon Sharyo Ltd.	47,897
10,000		Nippon Thompson Co. Ltd.	69,701
18,000		Nippon Yusoki Co. Ltd.	37,760
17,800	@	Nissei Plastic Industrial Co. Ltd.	63,088
800		Nitto Kohki Co. Ltd.	17,875
5,600		Obara Corp.	62,115
33,000	@	OKK Corp.	33,915

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified (continued)
27,000		Okuma Corp.	$197,199
15,000		O-M Ltd.	61,200
6,000		Organo Corp.	40,285
5,200	@	Pegasus Sewing Machine Manufacturing Co. Ltd.	14,517
3,200		Rheon Automatic Machinery Co. Ltd.	8,154
8,300		Shibuya Kogyo Co. Ltd.	65,820
2,200		Shima Seiki Manufacturing Ltd.	49,278
3,200		Sintokogio Ltd.	26,638
84,000		Sumitomo Heavy Industries	506,825
2,700		Teikoku Electric Manufacturing Co. Ltd.	57,806
4,100		Torishima Pump Manufacturing Co. Ltd.	82,544
25,000		Toshiba Machine Co. Ltd.	106,599
23,000		Toyo Kanetsu K K	46,555
1,300		Toyo Machinery & Metal Co. Ltd.	3,220
19,000		Tsubakimoto Chain Co.	91,397
17,000	@	Tsudakoma Corp.	30,777
9,000		Tsugami Corp.	58,296
8,000		Tsurumi Manufacturing Co. Ltd.	56,302
5,800		YAMABIKO Corp.	71,471
8,000		Yuken Kogyo Co. Ltd.	14,299
2,800		Yushin Precision Equipment Co. Ltd.	42,186
			14,524,638
		Media: 0.3%
400		Amuse, Inc.	4,142
359		Fuji Television Network, Inc.	532,432
12,000		Gakken Holdings Co. Ltd.	26,576
2,100		Kadokawa Group Holdings, Inc.	47,581
3,840		Nippon Television Network Corp.	523,345
4,700		Shobunsha Publications, Inc.	34,274
88		Sky Perfect Jsat Corp.	37,851
19,100		Tokyo Broadcasting System, Inc.	289,687
74		TV Asahi Corp.	112,477
2,300		TV Tokyo Corp.	45,656
			1,654,021
		Metal Fabricate/Hardware: 0.5%
21,000	@	Advanex, Inc.	17,324
26,000		Araya Industrial Co. Ltd.	36,195
14,000		Daido Kogyo Co. Ltd.	24,124
6,000		Daiichi Jitsugyo Co. Ltd.	15,800
23,000		Furukawa-Sky Aluminum Corp.	56,662
4,000		Hakudo Co. Ltd.	34,037
27,000		Hanwa Co. Ltd.	114,476
29,000		JFE Shoji Holdings, Inc.	122,304
20,000		Kitz Corp.	116,788
5,100		Maezawa Kasei Industries Co. Ltd.	50,987
13,300		Maruichi Steel Tube Ltd.	269,847
9,100		MISUMI Group, Inc.	187,063
4,600	@	Mitsui High-Tec, Inc.	39,505
41,000		Nachi-Fujikoshi Corp.	134,372
9,200		Neturen Co. Ltd.	70,621
16,000		Nihon Spindle Manufacturing Co. Ltd.	25,346
3,000		Nippon Chutetsukan KK	4,562
2,800		Nippon Filcon Co. Ltd./Tokyo	13,702
73,000	L	NSK Ltd.	577,400
83,000		NTN Corp.	375,466
2,600		Oiles Corp.	42,305
1,800		Onoken Co. Ltd.	16,220
13,000	@	Ryobi Ltd.	43,882
2,700		Sato Shoji Corp.	15,547
32,000		Shinsho Corp.	74,061
13,000		Sumikin Bussan Corp.	29,777
9,500		Sumitomo Pipe & Tube Co. Ltd.	56,336
4,400		Tocalo Co. Ltd.	92,041
22,000		Toho Zinc Co. Ltd.	108,172
			2,764,922
		Mining: 0.7%
12,000	@	Daiki Aluminium Industry Co. Ltd.	33,548
43,000		Dowa Holdings Co. Ltd.	259,295
222,520		Mitsubishi Materials Corp.	640,966
117,000		Mitsui Mining & Smelting Co. Ltd.	350,992
33,000		Mitsui Mining Co. Ltd.	49,435
12,000		Nippon Denko Co. Ltd.	89,614
58,000	@	Nippon Light Metal Co. Ltd.	84,446
9,000		Nittetsu Mining Co. Ltd.	39,809
25,000		Pacific Metals Co. Ltd.	208,133
63,000	@	Sumitomo Light Metal Industries Ltd.	68,093
99,000		Sumitomo Metal Mining Co. Ltd.	1,472,921
4,100		Sumitomo Titanium Corp.	170,355

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Mining (continued)
7,200		Toho Titanium Co. Ltd.	$178,732
			3,646,339
		Miscellaneous Manufacturing: 1.7%
12,000	@	ABILIT Corp.	14,523
13,000		Achilles Corp.	19,889
12,300		Amano Corp.	112,081
38,000	@	Arrk Corp.	34,572
4,000		Bando Chemical Industries Ltd.	12,720
84,900		Fuji Photo Film Co. Ltd.	2,924,433
2,400		Fujikura Rubber Ltd.	9,947
1,300		Fukushima Industries Corp.	12,341
10,600		Glory Ltd.	263,604
9,900		Japan Cash Machine Co. Ltd.	87,779
6,500		JSP Corp.	77,908
3,000		Kimoto Co. Ltd.	27,046
15,000		Kinugawa Rubber Industrial Co. Ltd.	61,472
86,500		Konica Minolta Holdings, Inc.	1,011,735
26,000		Kureha Corp	126,023
2,700		LEC, Inc.	47,991
13,000		Mitsuboshi Belting Co. Ltd.	59,710
2,000		Morita Holdings Corp.	9,842
13,000		Nikkiso Co. Ltd.	95,210
68,600	L	Nikon Corp.	1,499,804
15,000		Nippon Pillar Packing Co. Ltd.	99,876
15,000		Nippon Valqua Industries Ltd.	32,835
4,600		Nitta Corp.	73,418
6,700		Noritsu Koki Co. Ltd.	47,757
3,700		Ohara, Inc.	68,157
1,100		Oizumi Corp.	2,423
27,000		Okamoto Industries, Inc.	112,919
43,200	L	Olympus Corp.	1,388,700
4,000		Sekisui Plastics Co. Ltd.	19,135
6,000		Shinagawa Refractories Co. Ltd.	18,888
8,200		Shin-Etsu Polymer Co. Ltd.	62,436
5,100		Tamron Co. Ltd.	85,572
5,400		Tenma Corp.	62,803
4,600		Tokai Rubber Industries, Inc.	63,017
9,100	L	Towa Corp.	70,443
1,800		Toyo Tanso Co. Ltd.	102,222
4,000		TYK Corp.	9,464
			8,828,695
		Office Furnishings: 0.0%
3,900		Inaba Seisakusho Co. Ltd.	39,218
1,600		Itoki Corp.	4,109
3,300		Komatsu Wall Industry Co. Ltd.	35,213
14,000		Okamura Corp.	89,464
1,400		Takano Co. Ltd.	8,246
			176,250
		Office/Business Equipment: 2.5%
5,700		Canon Finetech, Inc.	99,734
229,600		Canon, Inc.	10,620,205
112,000		Ricoh Co. Ltd.	1,754,194
5,600		Riso Kagaku Corp.	66,746
25,100		Seiko Epson Corp.	390,566
17,000		Uchida Yoko Co. Ltd.	56,601
			12,988,046
		Oil & Gas: 0.9%
8,800		AOC Holdings, Inc.	54,501
81,000	L	Cosmo Oil Co. Ltd.	196,223
3,600		Idemitsu Kosan Co. Ltd.	273,053
203		Inpex Holdings, Inc.	1,490,839
5,200		Japan Petroleum Exploration Co.	264,032
145,500	I, X	Nippon Mining Holdings, Inc.	668,438
253,000	I, X	Nippon Oil Corp.	1,252,958
33,900		Showa Shell Sekiyu KK	229,600
54,000		TonenGeneral Sekiyu KK	456,387
			4,886,031
		Oil & Gas Services: 0.0%
5,000		Ishii Iron Works Co. Ltd.	10,001
			10,001
		Packaging & Containers: 0.2%
21,000		Chugokukogyo Co. Ltd.	25,418
1,900		FP Corp.	86,926
5,700		Fuji Seal International, Inc.	117,907
3,100		Fujimori Kogyo Co. Ltd.	45,500
28,000		Hokkan Holdings Ltd.	77,899
23,000		Nihon Yamamura Glass Co. Ltd.	76,334
29,000		Rengo Co. Ltd.	170,793

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Packaging & Containers (continued)
3,000		Taisei Lamick Co. Ltd.	$73,249
31,600		Toyo Seikan Kaisha Ltd.	559,953
			1,233,979
		Pharmaceuticals: 4.3%
8,500		Alfresa Holdings Corp.	366,674
15,000		ASKA Pharmaceutical Co. Ltd.	101,668
84,600		Astellas Pharma, Inc.	3,064,482
42,300		Chugai Pharmaceutical Co. Ltd.	794,516
117,300		Daiichi Sankyo Co. Ltd.	2,199,235
26,800	L	Dainippon Sumitomo Pharma Co. Ltd.	245,907
900		Eiken Chemical Co. Ltd.	9,036
47,600	L	Eisai Co. Ltd.	1,697,314
6		EPS Co. Ltd.	14,569
2,000		Fuso Pharmaceutical Industries Ltd.	6,546
10,300		Hisamitsu Pharmaceutical Co., Inc.	383,263
10,000		Kaken Pharmaceutical Co. Ltd.	82,482
5,000		Kissei Pharmaceutical Co. Ltd.	103,829
5,700		Kobayashi Pharmaceutical Co. Ltd.	235,107
10,000		Kyorin Co. Ltd.	144,774
48,000	L	Kyowa Hakko Kogyo Co. Ltd.	495,744
42,300		Mediceo Paltac Holdings Co. Ltd.	501,512
8,700		Miraca Holdings, Inc.	265,597
10,000		Mochida Pharmaceutical Co. Ltd.	95,144
16,000		Nippon Chemiphar Co. Ltd.	44,529
5,000		Nippon Shinyaku Co. Ltd.	56,691
6,100		Nissui Pharmaceutical Co. Ltd.	45,787
19,300		Ono Pharmaceutical Co. Ltd.	860,121
17,000		Rohto Pharmaceutical Co. Ltd.	186,987
10,800		Santen Pharmaceutical Co. Ltd.	324,840
2,600		Sawai Pharmaceutical Co. Ltd.	169,750
7,200		Seikagaku Corp.	75,346
4,600	L	Shin Nippon Biomedical Laboratories Ltd.	28,150
56,400		Shionogi & Co. Ltd.	1,073,479
15,000		SSP Co. Ltd.	113,651
13,600		Suzuken Co. Ltd.	480,079
33,000		Taisho Pharmaceutical Co. Ltd.	599,712
143,300	L	Takeda Pharmaceutical Co. Ltd.	6,310,063
41,000		Tanabe Seiyaku Co. Ltd.	579,358
11,700		Toho Pharmaceutical Co. Ltd.	153,388
4,100		Torii Pharmaceutical Co. Ltd.	80,469
1,200		Towa Pharmaceutical Co. Ltd.	61,070
11,300		Tsumura & Co.	328,203
9,100		VITAL KSK HOLDINGS, Inc.	59,404
6,000		Wakamoto Pharmaceutical Co. Ltd.	20,988
4,000		ZERIA Pharmaceutical Co. Ltd.	42,600
			22,502,064
		Real Estate: 2.3%
17,600		Aeon Mall Co. Ltd.	371,737
8,300		Arnest One Corp.	76,532
17,000		Daibiru Corp.	143,508
47,000	@	Daikyo, Inc.	91,729
16,900		Daito Trust Construction Co. Ltd.	817,164
10,900	@	Daiwasystem Co. Ltd.	21,479
12,000	@	Econach Co. Ltd.	5,782
2,970		Goldcrest Co. Ltd.	78,739
16,000		Heiwa Real Estate Co. Ltd.	48,148
98	@	Hoosiers Corp.	17,409
11,100		Hulic Co. Ltd.	81,825
2,000		Iida Home Max	32,879
10,800		Keihanshin Real Estate Co. Ltd.	51,442
116		Land Business Co. Ltd.	22,360
45,000	@	LAND Co. Ltd.	19,266
23,600		Leopalace21 Corp.	122,818
2,700		Meiwa Estate Co. Ltd.	15,610
257,000		Mitsubishi Estate Co. Ltd.	4,211,949
163,000		Mitsui Fudosan Co. Ltd.	2,774,398
3,100		Nihon Eslead Corp.	26,845
6,700		Nisshin Fudosan Co	37,153
16,400		Nomura Real Estate Holdings, Inc.	253,307
240	L	NTT Urban Development Corp.	203,195
8,400		Sankei Building Co. Ltd.	52,375
8,700		Shoei Co. Ltd./Chiyoda-ku	65,984
2,110		Sumitomo Real Estate Sales	91,754
89,000	L	Sumitomo Realty & Development Co. Ltd.	1,698,286
115	@	Sun Frontier Fudousan Co. Ltd.	14,813
1,016	@	Suncity Co. Ltd.	22,285
100		Tact Home Co. Ltd.	76,913
3,800		Takara Leben Co. Ltd.	17,055

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Real Estate (continued)
19,900		TOC Co. Ltd.	$75,432
11,000		Tokyo Rakutenchi Co. Ltd.	42,826
57,000		Tokyo Tatemono Co. Ltd.	205,422
5,000		Tokyo Tatemono Real Estate Sales Co. Ltd.	15,148
900		Tokyu Community Corp.	21,087
67,000	L	Tokyu Land Corp.	256,459
4,600		Tokyu Livable, Inc.	41,951
2,200		Touei Housing Corp.	20,660
4,239	@	Zecs Co. Ltd.	45,069
			12,288,793
		Retail: 3.7%
4,400		ABC-Mart, Inc.	140,636
129,400		Aeon Co. Ltd.	1,470,541
3,200	@	Aeon Hokkaido Corp.	9,210
8,600		Aigan Co. Ltd.	44,938
4,100		Alpen Co. Ltd.	65,557
21		Amiyaki Tei Co. Ltd.	60,281
1,800		AOKI Holdings, Inc.	24,139
4,900		Aoyama Trading Co. Ltd.	80,937
4,500		Arc Land Sakamoto Co. Ltd.	48,404
2,100		Arcs Co. Ltd.	28,339
3,000		Asahi Co. Ltd.	49,565
1,700		ASKUL Corp.	32,304
4,300		Autobacs Seven Co. Ltd.	137,391
4,500		Best Denki Co. Ltd.	11,031
87		BIC Camera, Inc.	30,129
49		Can Do Co. Ltd.	49,812
2,800		Cawachi Ltd.	53,697
9,000	L	CFS Corp.	54,349
2,600		CHI Group Co., Ltd.	9,956
6,500		Chiyoda Co. Ltd.	80,306
4,900		Circle K Sunkus Co. Ltd.	60,786
51,500		Citizen Watch Co. Ltd.	352,826
3,120		Cocokara Fine Holdings, Inc.	55,275
15,000		Colowide Co. Ltd.	74,640
1,900		Cosmos Pharmaceutical Corp.	40,988
3,100		Create SD Holdings	58,125
16,300		Culture Convenience Club Co. Ltd.	79,357
24,300	@, L	Daiei, Inc.	104,263
4,100		Daisyo Corp.	50,235
3,200		Daiyu Eight Co. Ltd.	20,157
5,000		DCM Japan Holdings Co. Ltd.	28,697
5,500		Don Quijote Co. Ltd.	137,408
6,100		Doutor Nichires Holdings Co. Ltd.	80,860
19,500	L	EDION Corp.	200,636
12,300	L	FamilyMart Co. Ltd.	391,653
7,800		Fast Retailing Co. Ltd.	1,356,652
2,900		Felissimo Corp.	39,924
4,000		Fuji Co. Ltd.	77,456
1,000		Genki Sushi Co. Ltd.	12,541
26		Geo Co. Ltd.	25,714
12,000	@	Goldwin, Inc.	24,490
6,000		Gourmet Kineya Co. Ltd.	33,716
680		Gulliver International Co.	23,957
9,000		H2O Retailing Corp.	61,580
6,200		Hard Off Corp. Co. Ltd.	28,536
5,200		Haruyama Trading Co. Ltd.	24,001
3,000		Heiwado Co. Ltd.	38,541
4,000		Hiday Hidaka Corp.	43,439
8,360		Honeys Co. Ltd.	71,746
2,300		Ichibanya Co. Ltd.	56,106
16,900	@	Image Holdings Co. Ltd.	47,515
63,000	L	Isetan Mitsukoshi Holdings Ltd.	677,747
10,600		Izumi Co. Ltd.	139,040
15,000		Izumiya Co. Ltd.	65,767
9,000	@	Izutsuya Co. Ltd.	4,529
88,000		J Front Retailing Co. Ltd.	518,672
11,000	L	Joshin Denki Co. Ltd.	99,345
3,250	L	Kappa Create Co. Ltd.	64,483
12,300		Kasumi Co. Ltd.	59,759
9,900	L	Keiyo Co. Ltd.	48,741
800		Kirindo Co. Ltd.	3,449
3,900		Kisoji Co. Ltd.	79,877
5,700		Kohnan Shoji Co. Ltd.	65,084
12,000		Kojima Co. Ltd.	107,465
4,800		Komeri Co. Ltd.	125,141
4,200		Kourakuen Corp.	54,647
7,560		K’S Holdings Corp.	185,611

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Retail (continued)
18		Kura Corp.	$64,528
2,500		Kuraudia Co. Ltd.	33,972
10,500		Lawson, Inc.	448,409
3,700		Life Corp.	64,001
1,200		Marche Corp.	9,013
6,000		Maruetsu, Inc.	24,850
37,400	L	Marui Co. Ltd.	271,309
5,100		Matsumotokiyoshi Holdings Co. Ltd.	115,399
2,500		Matsuya Co. Ltd.	23,520
5,800		Matsuya Foods Co. Ltd.	84,881
1,700		Megane TOP Co. Ltd.	11,242
2,200		Ministop Co. Ltd.	25,558
5,200		MOS Food Services, Inc.	85,164
12,800		Mr Max Corp.	56,755
1,170		Nihon Chouzai Co. Ltd.	34,867
9,300		Nishimatsuya Chain Co. Ltd.	96,741
16,400		Nissen Holdings Co. Ltd.	63,540
7,100		Nitori Co. Ltd.	539,089
5,000		Okuwa Co. Ltd.	50,390
5,000		Olympic Corp.	34,350
2,350		Pal Co. Ltd.	47,188
10,300		Parco Co. Ltd.	86,882
7,400		Paris Miki Holdings, Inc.	71,232
3,520		Point, Inc.	211,104
5,800		Poplar Co. Ltd.	33,513
7,800		Right On Co. Ltd.	59,337
4,500		Ringer Hut Co. Ltd.	48,189
4,200		Royal Holdings Co. Ltd.	41,799
4,100		Ryohin Keikaku Co. Ltd.	173,164
7,000	@	Sagami Chain Co. Ltd.	38,658
19,000	@	Sagami Co. Ltd.	28,058
6,300		Saizeriya Co. Ltd.	113,681
2,000		San-A Co. Ltd.	75,247
2,400		Sanei-International Co. Ltd.	32,612
13,000		Scroll Corp.	48,418
17,000		Seiko Holdings Corp.	44,803
9,300		Senshukai Co. Ltd.	50,166
152,800		Seven & I Holdings Co. Ltd.	3,696,398
8,700		Shimachu Co. Ltd.	185,931
4,100		Shimamura Co. Ltd.	363,488
1,100		Sogo Medical Co. Ltd.	24,190
500		St. Marc Holdings Co. Ltd.	16,962
4,900		Studio Alice Co. Ltd.	43,695
6,000		Sugi Pharmacy Co. Ltd.	143,553
7,800		Sundrug Co. Ltd.	185,501
50,000		Takashimaya Co. Ltd.	411,071
9,000	@	Tasaki Shinju Co. Ltd.	9,728
400		Taya Co. Ltd.	2,969
4,000		Tobu Store Co. Ltd.	11,551
9,000	@	Tonichi Carlife Group, Inc.	10,309
2,000		Totenko Co. Ltd.	3,127
2,300		Tsuruha Holdings, Inc.	82,466
32,400		UNY Co. Ltd.	268,387
4,950		USS Co. Ltd.	336,723
2,700		Valor Co. Ltd.	22,050
1,400		Warehouse Co. Ltd.	5,186
4,400	L	WATAMI Co. Ltd.	80,504
4,100		Xebio Co. Ltd.	82,875
17,250		Yamada Denki Co. Ltd.	1,274,723
9,600		Yamato International, Inc.	35,947
1,100		Yamaya Corp.	9,289
2,000		Yellow Hat Ltd.	13,743
62		Yoshinoya D&C Co. Ltd.	66,090
5,900		Zensho Co. Ltd.	44,129
			19,254,913
		Semiconductors: 1.0%
38,100	@	Elpida Memory, Inc.	751,879
5,300		Megachips Corp.	79,493
4,400		Mimasu Semiconductor Industry Co. Ltd.	65,795
9,200	@	NEC Electronics Corp.	93,460
11,000		New Japan Radio Co. Ltd.	41,782
14,600	@	Nihon Inter Electronics Corp.	39,063
18,800		Rohm Co. Ltd.	1,406,699
27,000		Sanken Electric Co. Ltd.	103,332
10,000		Shindengen Electric Manufacturing Co. Ltd.	37,274
2,300		Shinkawa Ltd.	35,379
10,200		Shinko Electric Industries	158,361
22,100		Sumco Corp.	471,183

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
31,000		Tokyo Electron Ltd.	$2,060,166
3,000		Y.A.C. Co. Ltd.	24,092
			5,367,958
		Shipbuilding: 0.1%
152,000	L	Mitsui Engineering & Shipbuilding Co. Ltd.	379,390
38,000		Sasebo Heavy Industries Co. Ltd.	79,757
			459,147
		Software: 0.4%
3,000		Alpha Systems, Inc.	53,836
700		Argo Graphics, Inc.	7,760
8,800		Capcom Co. Ltd.	166,467
2,200		Computer Engineering & Consulting Ltd.	11,595
6,100		Computer Institute of Japan Ltd.	19,720
6,200		Cresco Ltd.	30,279
121		Cybernet Systems Co. Ltd.	47,867
900		Fuji Soft, Inc.	15,066
200		Fukui Computer, Inc.	671
1,000		Hitachi Business Solution Co. Ltd.	7,146
12,400		IT Holdings Corp.	151,167
8,700		Jastec Co. Ltd.	51,036
15,300		Konami Corp.	295,275
2,000		NEC Fielding Ltd.	48,062
5,000		Nihon Unisys Ltd.	33,575
900		Nippon Systemware Co. Ltd.	3,149
17,800		Nomura Research Institute Ltd.	405,756
3,700		NSD CO. Ltd.	44,494
1,550		OBIC Business Consultants Ltd.	75,828
6,000		Oracle Corp. Japan	278,489
4,100	@	Pixela Corp.	14,846
69		Simplex Technology, Inc.	35,736
116	@	Sourcenext Corp.	42,767
7,700		Square Enix Co. Ltd.	168,595
4,900		Sumisho Computer Systems Corp.	71,162
54		SystemPro Co. Ltd.	39,456
500		TDC Software Engineering, Inc.	4,058
8,200		TECMO KOEI HOLDINGS CO Ltd.	58,659
700		Tose Co. Ltd.	4,904
4,700	@	Trans Cosmos, Inc.	38,856
6,100		Zenrin Co. Ltd.	73,147
			2,299,424
		Storage/Warehousing: 0.1%
27,000	L	Mitsubishi Logistics Corp.	335,966
5,000		Mitsui-Soko Co. Ltd.	18,739
25,000		Shibusawa Warehouse Co. Ltd.	85,464
29,000		Sumitomo Warehouse Co. Ltd.	128,913
4,000		Toyo Logistics Co. Ltd.	8,562
8,000		Toyo Wharf & Warehouse Co. Ltd.	13,613
25,000		Yamatane Corp.	34,515
7,300		Yasuda Warehouse Co. Ltd.	44,309
			670,081
		Telecommunications: 3.7%
3,600		Aiphone Co. Ltd.	62,957
4,000		Denki Kogyo Co. Ltd.	20,808
4,600		Hikari Tsushin, Inc.	74,808
10,000		Hitachi Kokusai Electric, Inc.	100,068
1,320	@	Invoice, Inc.	20,474
36,000	@	Iwatsu Electric Co. Ltd.	31,197
5,000		Japan Radio Co. Ltd.	10,974
605		KDDI Corp.	3,131,974
5,500		Maspro Denkoh Corp.	51,763
154,400		Nippon Telegraph & Telephone Corp.	6,496,773
3,252	L	NTT DoCoMo, Inc.	4,949,451
148,000	@	Oki Electric Industry Ltd.	123,617
8,000		Saxa Holdings, Inc.	14,037
3,000		Seibu Electric Industry Co. Ltd.	11,746
159,500		Softbank Corp.	3,935,831
16		Telepark Corp.	23,686
16,000	@	Uniden Corp.	46,431
			19,106,595
		Textiles: 0.8%
43,000	@	Daito Woolen Spinning & Weaving Co. Ltd.	39,634
17,000		Dynic Corp.	32,713
19,000		Fujibo Holdings, Inc.	30,668
14,000		Ichikawa Co. Ltd.	26,237
16,000	@	Kawashima Selkon Textiles Co. Ltd.	13,196
20,000		Komatsu Seiren Co. Ltd.	78,974
19,000		Kurabo Industries Ltd.	32,293
54,500		Kuraray Co. Ltd.	734,401

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Textiles (continued)
36,000		Mitsubishi Rayon Co. Ltd.	$152,138
2,300		Nippon Felt Co. Ltd.	10,335
27,000		Nisshinbo Industries, Inc.	279,958
39,000		Nitto Boseki Co. Ltd.	83,105
27,000		Nitto Seimo Co. Ltd.	32,682
41,000		Sakai Ovex Co. Ltd.	42,571
1,600		Seiren Co. Ltd.	9,940
36,000		Suminoe Textile Co. Ltd.	75,927
153,000		Teijin Ltd.	514,300
10,000		Teikoku Sen-I Co. Ltd.	49,630
63,000		Toabo Corp.	49,214
245,000	L	Toray Industries, Inc.	1,433,131
119,000		Toyobo Co. Ltd.	189,667
98,000	@	Unitika Ltd.	79,683
			3,990,397
		Toys/Games/Hobbies: 1.4%
37,500		Namco Bandai Holdings, Inc.	365,728
20,900	L	Nintendo Co. Ltd.	7,009,099
8,000		Sanrio Co. Ltd.	76,108
8,800		Tomy Co. Ltd.	68,611
			7,519,546
		Transportation: 4.4%
3,000		Art Corp.	46,589
316		Central Japan Railway Co.	2,408,823
23,000	@	Daiichi Chuo KK	72,696
68,700		East Japan Railway Co.	4,779,951
21,000		Fuji Kyuko Co. Ltd.	102,226
34,000		Fukuyama Transporting Co. Ltd.	169,967
400		Hamakyorex Co. Ltd.	10,469
250,000		Hankyu Hanshin Holdings, Inc.	1,159,493
7,100		Hitachi Transport System Ltd.	100,141
18,500		Iino Kaiun Kaisha Ltd.	123,476
5,300		Inui Steamship Co. Ltd.	40,106
3,000		Japan Oil Transportation Co. Ltd.	6,548
17,000		Japan Transcity Corp.	51,357
7,000		Kanagawa Chuo Kotsu Co. Ltd.	37,521
93,000		Kawasaki Kisen Kaisha Ltd.	371,521
81,000	L	Keihan Electric Railway Co. Ltd.	336,441
100,000		Keihin Electric Express Railway Co. Ltd.	821,794
101,000		Keio Corp.	682,424
56,000		Keisei Electric Railway Co. Ltd.	341,205
600		Kimura Unity Co. Ltd.	5,059
334,000	L	Kintetsu Corp.	1,040,151
3,600		Kintetsu World Express, Inc.	93,085
2,500		KRS Corp.	23,726
15,000		Kyoei Tanker Co. Ltd.	35,678
3,700		Maruwn Corp.	9,629
28,000		Maruzen Showa Unyu Co. Ltd.	102,547
5,800		Meiji Shipping Co. Ltd.	30,105
4,000		Meito Transportation Co. Ltd.	34,401
180,000	L	Mitsui OSK Lines Ltd.	1,294,391
126,000		Nagoya Railroad Co. Ltd.	361,399
75,000	L	Nankai Electric Railway Co. Ltd.	297,933
157,000		Nippon Express Co. Ltd.	676,186
11,000		Nippon Konpo Unyu Soko Co. Ltd.	124,611
270,880		Nippon Yusen KK	1,071,331
49,000		Nishi-Nippon Railroad Co. Ltd.	189,308
116,000	L	Odakyu Electric Railway Co. Ltd.	966,046
1,900		Sakai Moving Service Co. Ltd.	40,422
44,000		Sankyu, Inc.	217,159
20,000		Seino Holdings Co. Ltd.	142,628
19,000		Senko Co. Ltd.	69,821
11,000		Shin-Keisei Electric Railway Co. Ltd.	44,129
24,000		Shinwa Kaiun Kaisha Ltd.	75,583
53,000		Sotetsu Holdings, Inc.	224,008
156,000	L	Tobu Railway Co. Ltd.	866,501
203,000		Tokyu Corp.	849,842
17,000		Tonami Holdings Co. Ltd.	36,222
317		West Japan Railway Co.	1,092,196
74,800		Yamato Holdings Co. Ltd.	1,052,759
3,100		Yusen Air & Sea Service Co. Ltd.	46,773
			22,776,377
		Venture Capital: 0.0%
5,800		Jafco Co. Ltd.	152,607
100,000		Japan Asia Investment Co. Ltd.	54,624
			207,231
		Total Common Stock
		(Cost $479,002,314)	515,701,939

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
RIGHTS: 0.0%
		Real Estate: 0.0%
3,800		Takara Leben Co. Ltd.		$5,074
		Total Rights
		(Cost $3,038)		5,074
		Total Long-Term Investments
		(Cost $479,005,352)		515,707,013
SHORT-TERM INVESTMENTS: 19.0%
		Securities Lending Collateral(cc): 19.0%
99,286,436		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		99,286,436
		Total Short-Term Investments
		(Cost $99,286,436)		99,286,436
		Total Investments in Securities
		(Cost $578,291,788)*	117.4%	$614,993,449
		Other Assets and Liabilities - Net	(17.4)	(91,185,812)
		Net Assets	100.0%	$523,807,637

	@	Non-income producing security
	I	Illiquid Security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $579,468,761.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$47,839,875
		Gross Unrealized Depreciation		(12,315,187)
		Net Unrealized Appreciation		$35,524,688

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Advertising	$—	$1,551,146	$—	$1,551,146
Agriculture	—	3,701,175	—	3,701,175
Airlines	—	1,497,723	—	1,497,723
Apparel	—	1,484,505	—	1,484,505
Auto Manufacturers	—	40,880,431	—	40,880,431
Auto Parts & Equipment	2,033,134	12,371,164	—	14,404,298
Banks	—	49,497,965	—	49,497,965
Beverages	—	5,622,148	—	5,622,148
Building Materials	—	8,571,204	—	8,571,204
Chemicals	—	19,156,973	—	19,156,973
Coal	—	80,141	—	80,141
Commercial Services	—	7,660,190	—	7,660,190
Computers	—	5,705,639	—	5,705,639
Cosmetics/Personal Care	—	5,694,610	—	5,694,610
Distribution/Wholesale	6,401	23,770,058	—	23,776,459
Diversified Financial Services	23,150	12,238,300	—	12,261,450
Electric	—	21,330,545	—	21,330,545
Electrical Components & Equipment	—	10,276,609	—	10,276,609
Electronics	317,183	28,233,590	—	28,550,773
Engineering & Construction	—	6,436,549	—	6,436,549
Entertainment	—	2,109,921	—	2,109,921
Environmental Control	—	1,054,465	—	1,054,465
Food	383,995	8,001,493	—	8,385,488
Food Service	—	63,874	—	63,874
Forest Products & Paper	—	2,180,188	—	2,180,188
Gas	—	4,179,953	—	4,179,953
Hand/Machine Tools	—	4,108,495	—	4,108,495
Healthcare - Products	—	2,720,143	—	2,720,143
Healthcare - Services	—	125,986	—	125,986
Holding Companies - Diversified	—	29,150	—	29,150
Home Builders	—	3,249,434	—	3,249,434
Home Furnishings	69,109	16,249,279	—	16,318,388
Household Products/Wares	—	371,276	—	371,276
Housewares	—	212,114	—	212,114
Insurance	—	11,255,734	—	11,255,734
Internet	29,672	3,256,722	—	3,286,394
Iron/Steel	—	13,216,069	—	13,216,069
Leisure Time	—	2,822,920	—	2,822,920
Lodging	—	211,506	—	211,506
Machinery - Construction & Mining	—	4,504,460	—	4,504,460
Machinery - Diversified	14,517	14,510,121	—	14,524,638
Media	—	1,654,021	—	1,654,021
Metal Fabricate/Hardware	—	2,764,922	—	2,764,922
Mining	—	3,646,339	—	3,646,339
Miscellaneous Manufacturing	—	8,828,695	—	8,828,695
Office Furnishings	—	176,250	—	176,250
Office/Business Equipment	—	12,988,046	—	12,988,046
Oil & Gas	229,600	4,656,431	—	4,886,031
Oil & Gas Services	—	10,001	—	10,001
Packaging & Containers	—	1,233,979	—	1,233,979
Pharmaceuticals	—	22,502,064	—	22,502,064
Real Estate	—	12,288,793	—	12,288,793
Retail	850,018	18,404,895	—	19,254,913
Semiconductors	—	5,367,958	—	5,367,958
Shipbuilding	—	459,147	—	459,147
Software	—	2,299,424	—	2,299,424
Storage/Warehousing	—	670,081	—	670,081
Telecommunications	—	19,106,595	—	19,106,595
Textiles	—	3,990,397	—	3,990,397
Toys/Games/Hobbies	—	7,519,546	—	7,519,546
Transportation	—	22,776,377	—	22,776,377
Venture Capital	—	207,231	—	207,231
Total Common Stock	3,956,779	511,745,160	—	515,701,939
Rights	5,074	—	—	5,074
Short-Term Investments	99,286,436	—	—	99,286,436
Total Investments, at value	$103,248,289	$511,745,160	$—	$614,993,449
Other Financial Instruments+:
Futures	432,031	—	—	432,031
Total Assets	$103,680,320	$511,745,160	$—	$615,425,480

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Japan Equity Index Portfolio Open Futures Contracts on March 31, 2010:

	Number of			Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	72	06/10/10	$7,528,078	$432,031
			$7,528,078	$432,031

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.2%
		Aerospace/Defense: 4.1%
14,800		Lockheed Martin Corp.	$1,231,656
32,900		Raytheon Co.	1,879,248
47,800		United Technologies Corp.	3,518,558
			6,629,462
		Agriculture: 1.8%
53,000		Reynolds American, Inc.	2,860,940
			2,860,940
		Apparel: 1.0%
42,300		Coach, Inc.	1,671,696
			1,671,696
		Banks: 7.1%
66,700		Capital One Financial Corp.	2,762,047
9,700		Goldman Sachs Group, Inc.	1,655,111
62,600		JPMorgan Chase & Co.	2,801,350
28,600		PNC Financial Services Group, Inc.	1,707,420
80,100		Wells Fargo & Co.	2,492,712
			11,418,640
		Beverages: 1.2%
45,200		Molson Coors Brewing Co.	1,901,112
			1,901,112
		Biotechnology: 2.0%
55,600	@	Amgen, Inc.	3,322,656
			3,322,656
		Chemicals: 1.6%
68,100		EI Du Pont de Nemours & Co.	2,536,044
			2,536,044
		Computers: 8.7%
126,000	@	Dell, Inc.	1,891,260
207,100	@	EMC Corp.	3,736,084
42,400		International Business Machines Corp.	5,437,800
75,600	@	Western Digital Corp.	2,947,644
			14,012,788
		Diversified Financial Services: 5.0%
69,500		American Express Co.	2,867,570
11,900		Blackrock, Inc.	2,591,344
8,200		CME Group, Inc.	2,592,102
			8,051,016
		Electric: 3.7%
77,100		Constellation Energy Group, Inc.	2,706,981
72,200		DTE Energy Co.	3,220,120
			5,927,101
		Electrical Components & Equipment: 1.5%
49,100		Emerson Electric Co.	2,471,694
			2,471,694
		Electronics: 0.6%
26,700	L	Garmin Ltd.	1,027,416
			1,027,416
		Engineering & Construction: 0.8%
29,500	@	Jacobs Engineering Group, Inc.	1,333,105
			1,333,105
		Food: 5.2%
112,400		ConAgra Foods, Inc.	2,817,868
206,400		Sara Lee Corp.	2,875,152
90,700		Unilever NV ADR	2,735,512
			8,428,532
		Forest Products & Paper: 2.2%
49,000		International Paper Co.	1,205,890
90,600		MeadWestvaco Corp.	2,314,830
			3,520,720
		Healthcare - Products: 1.0%
31,800		Covidien PLC	1,598,904
			1,598,904
		Healthcare - Services: 1.9%
94,100		UnitedHealth Group, Inc.	3,074,247
			3,074,247
		Household Products/Wares: 0.8%
20,700		Kimberly-Clark Corp.	1,301,616
			1,301,616
		Insurance: 3.5%
55,300		Travelers Cos., Inc.	2,982,882
106,600		UnumProvident Corp.	2,640,482
			5,623,364
		Media: 2.5%
214,900		Comcast Corp. — Class A	4,044,418
			4,044,418

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Miscellaneous Manufacturing: 3.4%
66,000	@	Cooper Industries PLC		$3,164,040
43,600		ITT Corp.		2,337,396
				5,501,436
		Office/Business Equipment: 1.1%
70,400		Pitney Bowes, Inc.		1,721,280
				1,721,280
		Oil & Gas: 6.0%
35,700		ExxonMobil Corp.		2,391,186
70,300	@	Nabors Industries Ltd.		1,379,989
73,400		Noble Corp.		3,069,588
33,700	@	Transocean Ltd.		2,911,006
				9,751,769
		Oil & Gas Services: 1.8%
71,900		National Oilwell Varco, Inc.		2,917,702
				2,917,702
		Packaging & Containers: 0.9%
54,500	@	Crown Holdings, Inc.		1,469,320
				1,469,320
		Pharmaceuticals: 6.6%
92,300		AmerisourceBergen Corp.		2,669,316
75,900		Cardinal Health, Inc.		2,734,677
105,100	@	Forest Laboratories, Inc.		3,295,936
48,700	@	Watson Pharmaceuticals, Inc.		2,034,199
				10,734,128
		Retail: 6.5%
55,800		Best Buy Co., Inc.		2,373,732
120,600		Gap, Inc.		2,787,066
40,900		Ross Stores, Inc.		2,186,923
61,300		Target Corp.		3,224,380
				10,572,101
		Savings & Loans: 1.6%
177,700		Hudson City Bancorp., Inc.		2,516,232
				2,516,232
		Semiconductors: 2.0%
159,000	@	Marvell Technology Group Ltd.		3,240,420
				3,240,420
		Software: 7.5%
114,100		CA, Inc.		2,677,927
35,600	@	Intuit, Inc.		1,222,504
162,500		Microsoft Corp.		4,756,375
136,700		Oracle Corp.		3,511,823
				12,168,629
		Telecommunications: 4.6%
81,800	@	Amdocs Ltd.		2,462,998
192,400		AT&T, Inc.		4,971,616
				7,434,614
		Total Common Stock (Cost $142,570,953)		158,783,102
EXCHANGE-TRADED FUNDS: 0.8%
		Exchange-Traded Funds: 0.8%
10,800		SPDR Trust Series 1		1,263,492
		Total Exchange-Traded Funds (Cost $1,102,099)		1,263,492
		Total Long-Term Investments (Cost $143,673,052)		160,046,594
SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 0.2%
259,000		ING Institutional Prime Money Market Fund - Class I		259,000
		Total Mutual Fund (Cost $259,000)		259,000
		Securities Lending Collateral(cc): 0.8%
1,030,405		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		1,030,405
400,919	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		320,735
		Total Securities Lending Collateral (Cost $1,431,324)		1,351,140
		Total Short-Term Investments (Cost $1,690,324)		1,610,140
		Total Investments in Securities (Cost $145,363,376)*	100.0%	$161,656,734
		Other Assets and Liabilities - Net	0.0	32,910
		Net Assets	100.0%	$161,689,644

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

@	Non-income producing security
I	Illiquid Security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
*	Cost for federal income tax purposes is $145,570,516.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$17,449,980
	Gross Unrealized Depreciation	(1,363,762)
	Net Unrealized Appreciation	$16,086,218

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$158,783,102	$—	$—	$158,783,102
Exchange-Traded Funds	1,263,492	—	—	1,263,492
Short-Term Investments	1,289,405	—	320,735	1,610,140
Total Investments, at value	$161,335,999	$—	$320,735	$161,656,734

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$320,735	$—	$—	$—	$—	$—	$—	$—	$320,735
Total Investments, at value	$320,735	$—	$—	$—	$—	$—	$—	$—	$320,735

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 74.0%
		Australia: 2.6%
1,642		AGL Energy Ltd.	$22,626
5,324		Amcor Ltd.	31,200
6,749		AMP Ltd.	38,725
2,611		Aquarius Platinum Ltd.	16,537
2,623	@	Asciano Group	4,551
747		ASX Ltd.	23,237
5,273		Australia & New Zealand Banking Group Ltd.	122,557
7,267		BHP Billiton Ltd.	291,492
1,505		Billabong International Ltd.	15,560
3,180		Boral Ltd.	16,348
3,106		Brambles Ltd.	20,952
3,158		Commonwealth Bank of Australia	162,868
1,821		Crown Ltd.	13,653
1,293		CSL Ltd.	43,188
4,745	@	Fortescue Metals Group Ltd.	21,305
6,859		Foster’s Group Ltd.	33,252
4,484		Incitec Pivot Ltd.	14,245
4,811		Insurance Australia Group	17,110
705		Leighton Holdings Ltd.	25,181
557		Macquarie Group Ltd.	24,088
3,867		National Australia Bank Ltd.	97,569
1,007		Newcrest Mining Ltd.	30,361
4,608		OneSteel Ltd.	16,478
1,202		Orica Ltd.	29,503
2,288		Origin Energy Ltd.	34,729
11,857	@	Oxiana Ltd.	12,470
2,327	@	Paladin Resources Ltd.	8,429
4,545		Qantas Airways Ltd.	11,822
2,649		QBE Insurance Group Ltd.	50,569
832		Rio Tinto Ltd.	59,768
2,107		Santos Ltd.	28,359
772		Sims Group Ltd.	15,213
1,135		Sonic Healthcare Ltd.	14,960
5,433		Suncorp-Metway Ltd.	42,520
2,898		TABCORP Holdings Ltd.	18,326
9,854		Telstra Corp. Ltd.	27,019
3,994		Toll Holdings Ltd.	27,160
110		Transurban Group	509
1,783		Wesfarmers Ltd.	51,954
6,435		Westpac Banking Corp.	164,170
807		Woodside Petroleum Ltd.	34,729
3,052		Woolworths Ltd.	78,393
758		WorleyParsons Ltd.	17,690
			1,831,375
		Austria: 0.2%
470		Andritz AG	27,747
992		Erste Bank der Oesterreichischen Sparkassen AG	41,559
702		Evn AG	12,174
777		OMV AG	29,132
255		Raiffeisen International Bank Holding AG	12,114
			122,726
		Barbados: 0.1%
200		Everest Re Group Ltd.	16,186
1,050	@	Nabors Industries Ltd.	20,612
			36,798
		Belgium: 0.3%
1,314		Anheuser-Busch InBev NV	66,091
778		Belgacom S.A.	30,387
414		Delhaize Group	33,228
1,259	@	Dexia S.A.	7,484
4,941	@	Fortis	17,493
521	@	KBC Groep NV	25,094
402		UCB S.A.	17,151
682		Umicore	23,790
			220,718
		Bermuda: 0.3%
200	@	Arch Capital Group Ltd.	15,250
200	@	Central European Media Enterprises Ltd.	5,862
300		Lazard Ltd.	10,710
1,000	@	Marvell Technology Group Ltd.	20,380

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Bermuda (continued)
200		PartnerRe Ltd.	$15,944
200		RenaissanceRe Holdings Ltd.	11,352
1,000		SeaDrill Ltd. ADR	23,402
1,350		Tyco Electronics Ltd.	37,098
1,100		Tyco International Ltd.	42,075
			182,073
		Brazil: 1.3%
2,255		Banco Bradesco S.A.	33,032
2,640		Banco Bradesco S.A.	48,336
2,600		Banco do Brasil S.A.	43,481
3,200		Banco Itau Holding Financeira S.A.	70,069
5,200		BM&F Bovespa S.A.	34,913
1,000		Centrais Eletricas Brasileiras S.A.	14,789
200		Cia de Bebidas das Americas	18,378
1,612		CIA Energetica de Minas Gerais	26,659
2,200		Cia Siderurgica Nacional S.A.	43,843
2,400		CIA Vale do Rio Doce	76,682
3,150		Cia Vale do Rio Doce	87,414
900		CPFL Energia S.A.	18,062
2,050		Gerdau S.A.	33,384
5,961		Investimentos Itau S.A.	40,827
1,350		Metalurgica Gerdau S.A.	27,367
600		Perdigao S.A.	16,218
4,500		Petroleo Brasileiro S.A.	100,180
6,720		Petroleo Brasileiro S.A.	133,164
950		Usinas Siderurgicas de Minas Gerais S.A.	32,709
			899,507
		Canada: 3.4%
300		Agnico-Eagle Mines Ltd.	16,760
200		Agrium, Inc.	14,143
1,064		ARC Energy Trust	21,476
950		Bank of Montreal	57,665
2,000		Bank of Nova Scotia	100,192
1,750		Barrick Gold Corp.	67,147
850		BCE, Inc.	24,982
2,900		Bombardier, Inc. - Class B	17,789
850		Bonavista Energy Trust	19,542
1,350		Brookfield Asset Management, Inc. - Class A	34,360
950		Brookfield Properties Co.	14,638
1,100		Cameco Corp.	30,120
800		Canadian Imperial Bank of Commerce	58,445
800		Canadian National Railway Co.	48,552
1,200		Canadian Natural Resources Ltd.	88,814
300		Canadian Pacific Railway Ltd.	16,907
600		Canadian Utilities Ltd.	29,006
1,750		Cenovus Energy, Inc.	45,712
1,950	@	CGI Group, Inc. - Class A	29,183
700		Cresent Point Energy Corp.	26,859
814		Enbridge, Inc.	38,823
1,750		EnCana Corp.	54,448
700		Enerplus Resources Fund	16,589
1,350		Ensign Energy Services, Inc.	19,539
850		Finning International, Inc.	15,399
200		First Quantum Minerals Ltd.	16,456
600	@	Gildan Activewear, Inc.	15,785
1,400		GoldCorp, Inc.	52,311
950		Great-West Lifeco, Inc.	27,275
900		Husky Energy, Inc.	25,813
800		Imperial Oil Ltd.	30,900
700		Industrial Alliance Insurance	24,122
200	@	Inmet Mining Corp.	11,620
1,850	@	Ivanhoe Mines Ltd.	32,332
1,550		Kinross Gold Corp.	26,509
3,580		Manulife Financial Corp.	70,638
300		National Bank of Canada	18,266
952		Nexen, Inc.	23,555
1,792		Pengrowth Energy Trust	20,732
1,436		Penn West Energy Trust	30,412
750		Potash Corp. of Saskatchewan	89,558
1,050		Power Corp. of Canada	31,697
2,503		Provident Energy Trust	19,420
900	@	Research In Motion Ltd.	66,681
150		Ritchie Brothers Auctioneers, Inc.	3,236
1,200		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	40,987
2,764		Royal Bank of Canada	161,761
700		Saputo, Inc.	20,387
1,050		Shaw Communications, Inc. - Class B	20,790

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Canada (continued)
2,600		Sherritt International Corp.	$20,633
750		Shoppers Drug Mart Corp.	32,226
1,050		Sun Life Financial, Inc.	33,775
3,230		Suncor Energy, Inc.	105,043
1,650		Talisman Energy, Inc.	28,219
600	@	Teck Cominco Ltd. - Class A	26,578
1,423	@	Teck Cominco Ltd. - Class B	61,997
600		TELUS Corp.	22,331
827		Thomson Corp.	30,095
900		Tim Hortons, Inc.	29,331
1,752		Toronto Dominion Bank	130,583
300		Transalta Corp.	6,637
1,214		TransCanada Corp.	44,489
600		TSX Group, Inc.	17,675
2,050		Yamana Gold, Inc. (Canadian Denominated Security)	20,285
			2,398,230
		Chile: 0.0%
2,723		S.A.C.I. Falabella, S.A.	15,983
			15,983
		China: 1.1%
14,000	@	Aluminum Corp. of China Ltd.	14,407
6,000		Angang New Steel Co. Ltd.	10,971
70,000		Bank of China Ltd.	37,235
20,000	@	Beijing Capital International Airport Co. Ltd.	11,930
10,000		China Coal Energy Co. - Class H	15,569
127,000		China Construction Bank	103,827
14,000		China COSCO Holdings Co. Ltd.	18,480
14,000		China Life Insurance Co. Ltd.	67,090
12,000		China Oilfield Services Ltd.	17,601
36,000		China Petroleum & Chemical Corp.	29,566
9,000		China Shenhua Energy Co. Ltd.	38,844
6,000		China Shipping Development Co. Ltd.	9,775
48,000		China Telecom Corp. Ltd.	23,611
28,000		Datang International Power Generation Co. Ltd.	12,667
16,000		Fujian Zijin Mining Industry Co. Ltd.	12,572
32,000		Huaneng Power International, Inc.	18,603
113,000		Industrial and Commercial Bank of China Ltd.	85,968
3,000		Jiangxi Copper Co. Ltd.	6,758
14,000		Parkson Retail Group Ltd.	24,149
36,000		PetroChina Co. Ltd.	42,204
28,000	@	PICC Property & Casualty Insurance	28,466
3,500		Ping An Insurance Group Co. of China Ltd.	30,088
300	@	Suntech Power Holdings Co. Ltd. ADR	4,206
1,400		Tencent Holdings Ltd.	28,052
14,000		Tingyi Cayman Islands Holding Corp.	33,127
47,000		Want Want China Holdings Ltd.	33,313
16,000		Yanzhou Coal Mining Co. Ltd.	38,498
			797,577
		Czech Republic: 0.0%
339		CEZ A/S	16,063
			16,063
		Denmark: 0.3%
1		AP Moller - Maersk A/S - Class A	7,276
170		Coloplast A/S	18,708
283		D/S Norden	12,281
904	@	Danske Bank A/S	22,182
1,356		DSV A/S	24,212
255	@	Genmab A/S	3,212
791		Novo-Nordisk A/S	61,062
226		Novozymes A/S	25,002
339		TDC A/S	14,953
452	@	Vestas Wind Systems A/S	24,591
339	@	William Demant Holding	23,971
			237,450
		Finland: 0.5%
1,262		Elisa OYJ	26,011
1,033		Fortum OYJ	25,281
884		Kone OYJ	36,537
648		Metso OYJ	20,914
963		Neste Oil OYJ	16,801
6,636		Nokia OYJ	103,417
1,083		Orion OYJ	23,928
857		Rautaruukki OYJ	18,526
1,610		Sampo OYJ	42,682
1,082		UPM-Kymmene OYJ	14,347
518		Wartsila OYJ	26,230
			354,674

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		France: 3.1%
568		Accor S.A.	$31,431
799	@	Air France-KLM	12,621
414		Air Liquide	49,731
5,441	@	Alcatel S.A.	17,113
386		Alstom	24,034
3,315		AXA S.A.	73,543
1,716		BNP Paribas	131,526
413		Bourbon S.A.	17,823
938		Bouygues S.A.	47,062
593		Capgemini S.A.	29,156
1,070		Carrefour S.A.	51,555
291		Casino Guichard Perrachon S.A.	24,594
226		Christian Dior S.A.	24,092
1,188		Cie de Saint-Gobain	57,052
588		Cie Generale D’Optique Essilor International S.A.	37,550
622	@	Compagnie Generale de Geophysique S.A.	17,611
474		Compagnie Generale des Etablissements Michelin	34,910
1,769		Credit Agricole S.A.	30,901
440		Dassault Systemes S.A.	26,017
572		Electricite de France	31,182
977		Eutelsat Communications	34,732
3,510		France Telecom S.A.	84,074
2,223		Gaz de France	85,935
1,168		Groupe Danone	70,345
196		Hermes International	27,229
507		Lafarge S.A.	35,613
370		L’Oreal S.A.	38,911
533		LVMH Moet Hennessy Louis Vuitton S.A.	62,266
3,761	@	Natixis	20,162
217		Neopost S.A.	17,341
228		Nexans S.A.	19,399
443		Pernod-Ricard S.A.	37,589
278		PPR	36,959
308		Remy Cointreau S.A.	15,895
435	@	Renault S.A.	20,324
951	@	Rhodia S.A.	19,638
1,384		Safran S.A.	36,058
1,846		Sanofi-Aventis	137,765
469		Schneider Electric S.A.	54,793
1,240		Societe Generale	77,822
415		Sodexho Alliance S.A.	24,750
1,153		Suez Environnement S.A.	26,520
404		Thales S.A.	16,222
3,925		Total S.A.	227,800
355	@	Valeo S.A.	12,654
111		Vallourec	22,399
1,043		Veolia Environnement	36,076
787		Vinci S.A.	46,331
2,710		Vivendi	72,467
238		Wendel Investissement	14,143
328		Zodiac S.A.	16,138
			2,217,854
		Germany: 2.4%
404		Adidas AG	21,599
830		Allianz AG	103,881
107		AMB Generali Holding AG	12,186
164		Axel Springer AG	18,949
1,796		BASF AG	111,169
1,415		Bayer AG	95,612
1,013		Bayerische Motoren Werke AG	46,733
414		Celesio AG	13,232
1,229	@	Commerzbank AG	10,471
1,697		DaimlerChrysler AG	79,761
1,168		Deutsche Bank AG	89,660
348		Deutsche Boerse AG	25,748
1,961		Deutsche Post AG	33,964
5,497		Deutsche Telekom AG	74,285
3,213		E.ON AG	118,787
226		EnBW Energie Baden-Wuerttemberg AG	11,935
344		Fresenius AG	25,978
633		Fresenius Medical Care AG & Co. KGaA	35,665
697		Henkel KGaA	32,265
705		Henkel KGaA - Vorzug	37,971
274		Hochtief AG	22,992
4,134	@	Infineon Technologies AG	28,630
386		K+S AG	23,391

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Germany (continued)
307		Linde AG	$36,619
395		MAN AG	33,040
173		Merck KGaA	14,026
301		MTU Aero Engines Holding AG	17,508
377		Muenchener Rueckversicherungs AG	61,156
159		Porsche AG	9,676
914		Rhoen Klinikum AG	23,391
810		RWE AG	71,857
229		Salzgitter AG	21,218
1,503		SAP AG	72,766
1,533		Siemens AG	153,174
390		Solarworld AG	5,864
799		ThyssenKrupp AG	27,398
197		Volkswagen AG ORD NPV	19,040
250		Volkswagen AG PFD	22,913
92		Wacker Chemie AG	13,728
			1,678,238
		Greece: 0.1%
1,074	@	Emporiki Bank of Greece S.A.	5,830
1,631	@	National Bank of Greece S.A.	32,894
1,320		Piraeus Bank S.A.	11,532
841	@	Public Power Corp.	14,771
			65,027
		Guernsey: 0.0%
950	@	Amdocs Ltd.	28,605
			28,605
		Hong Kong: 1.1%
12,000		Agile Property Holdings Ltd.	16,339
7,604		BOC Hong Kong Holdings Ltd.	18,093
2,000		Cheung Kong Holdings Ltd.	25,718
10,000		China Everbright Ltd.	26,710
2,000		China Merchants Holdings International Co. Ltd.	7,349
10,500		China Mobile Ltd.	100,973
10,320		China Overseas Land & Investment Ltd.	23,261
6,000		China Resources Enterprise	22,254
4,000		China Resources Land Ltd.	8,675
6,600		China Resources Power Holdings Co.	14,111
16,294		China Unicom Ltd.	18,283
5,000		Citic Pacific Ltd.	11,927
4,000		CLP Holdings Ltd.	28,589
32,000		CNOOC Ltd.	52,832
12,000		Cosco Pacific Ltd.	18,142
2,700		Dairy Farm International Holdings Ltd.	17,820
4,188		Esprit Holdings Ltd.	33,006
2,000		Hang Seng Bank Ltd.	27,828
14,000		Hong Kong & China Gas	34,881
2,300		Hong Kong Exchanges and Clearing Ltd.	38,299
4,500		HongKong Electric Holdings	26,690
4,700		Hongkong Land Holdings Ltd.	23,795
400		Hopewell Highway Infrastructure Ltd.	273
5,000		Hopewell Holdings	14,799
3,000		Hutchison Whampoa Ltd.	21,910
6,000		Hysan Development Co. Ltd.	17,329
400		Jardine Matheson Holdings Ltd.	13,314
500		Jardine Strategic Holdings Ltd.	9,612
4,000		Li & Fung Ltd.	19,672
34,000	@	PCCW Ltd.	10,118
2,000		Sun Hung Kai Properties Ltd.	30,012
1,356		Swire Pacific Ltd.	16,299
3,000		Wharf Holdings Ltd.	16,879
			765,792
		Hungary: 0.1%
226	@	Mol Magyar Olaj- es Gazipari Rt	23,179
678	@	OTP Bank Nyrt	23,719
113		Richter Gedeon Nyrt	24,454
			71,352
		Indonesia: 0.2%
36,500		Bank Rakyat Indonesia	33,014
49,000		Bumi Resources Tbk PT	12,070
57,500		Perusahaan Gas Negara PT	26,797
38,500		Telekomunikasi Indonesia Tbk PT	34,312
			106,193
		Ireland: 0.3%
1,150		Accenture PLC	48,243
3,232	@	Bank of Ireland - London Exchange	7,044
1,100		Covidien PLC	55,308
205		CRH PLC	5,122

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Ireland (continued)
1,577		CRH PLC Euro 0.32	$39,338
650		Ingersoll-Rand PLC	22,666
2,360		Irish Life & Permanent Group Holdings PLC	9,378
			187,099
		Israel: 0.2%
600	@	Check Point Software Technologies	21,036
1,736		Teva Phaemaceutical Industries Ltd.	109,775
			130,811
		Italy: 1.0%
1,063		ACEA S.p.A.	10,796
6,996		AEM S.p.A.	13,114
2,756		Assicurazioni Generali S.p.A.	66,185
1,638		Banca Popolare dell’Emilia Romagna Scrl	22,227
2,203		Banca Popolare di Sondrio Scarl	22,112
1,183		Banche Popolari Unite Scpa	15,957
2,122		Bulgari S.p.A.	17,292
531		Credito Bergamasco S.p.A	17,273
13,427		Enel S.p.A.	75,043
4	@	Eni Certificate S.p.A.	—
4,519		ENI S.p.A.	105,999
2,146		Fiat S.p.A	27,926
1,070		Finmeccanica S.p.A.	14,278
708		Fondiaria-Sai S.p.A.	10,638
18,076	@	Intesa Sanpaolo S.p.A.	67,317
876		Luxottica Group S.p.A.	23,468
9,046		Parmalat S.p.A	24,780
748		Saipem S.p.A.	28,935
2,496		Snam Rete Gas S.p.A.	12,648
18,472		Telecom Italia S.p.A.	26,559
25,067		Telecom Italia S.p.A. RNC	28,277
28,082	@	UniCredito Italiano S.p.A.	82,802
			713,626
		Japan: 5.8%
800		Advantest Corp.	20,060
2,700		Aeon Co. Ltd.	30,684
1,000		Ajinomoto Co., Inc.	9,915
3,000		All Nippon Airways Co. Ltd.	8,575
2,000		Amada Co. Ltd.	16,796
1,800		Asahi Breweries Ltd.	33,776
2,000		Asahi Glass Co. Ltd.	22,558
1,000		Asics Corp.	9,790
1,100		Astellas Pharma, Inc.	39,846
100		Benesse Corp.	4,336
1,400		Bridgestone Corp.	23,959
2,000		Canon, Inc.	92,510
1,100		Casio Computer Co. Ltd.	8,476
5		Central Japan Railway Co.	38,114
1,200		Chubu Electric Power Co., Inc.	30,014
800		Chugai Pharmaceutical Co. Ltd.	15,026
800		Chugoku Electric Power Co., Inc.	15,911
2,300		Citizen Watch Co. Ltd.	15,757
1,000		Dai Nippon Printing Co. Ltd.	13,526
1,400		Daiichi Sankyo Co. Ltd.	26,248
300		Daito Trust Construction Co. Ltd.	14,506
2,000		Daiwa Securities Group, Inc.	10,541
1,100		Denso Corp.	32,829
800		East Japan Railway Co.	55,662
700		Eisai Co. Ltd.	24,961
300		Fanuc Ltd.	31,886
100		Fast Retailing Co. Ltd.	17,393
800		Fuji Photo Film Co. Ltd.	27,557
3,400		Fujitsu Ltd.	22,320
3,000		Furukawa Electric Co. Ltd.	15,615
800		Hitachi Construction Machinery Co. Ltd.	18,936
3,000		Hitachi Ltd.	11,162
2,000		Hitachi Metals Ltd.	21,056
800		Hokkaido Electric Power Co., Inc.	15,355
800		Hokuriku Electric Power Co.	17,606
3,200		Honda Motor Co. Ltd.	112,796
1,000		Hoya Corp.	27,534
700		Ibiden Co. Ltd.	24,161
14,000		Ishikawajima - Harima Heavy Industries Co. Ltd.	25,648
7,000		Isuzu Motors Ltd.	18,976
2,000		Itochu Corp.	17,554
2,000		J Front Retailing Co. Ltd.	11,788
9,000	@, I, X	Japan Airlines Corp.	—
200		Japan Petroleum Exploration Co.	10,155

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
11		Japan Tobacco, Inc.	$40,951
1,200		JFE Holdings, Inc.	48,416
300		JSR Corp.	6,264
3,000		Kajima Corp.	7,361
1,600		Kansai Electric Power Co., Inc.	36,677
1,100		Kao Corp.	27,898
9,000		Kawasaki Heavy Industries Ltd.	24,891
7		KDDI Corp.	36,238
2,000		Keio Corp.	13,513
110		Keyence Corp.	26,338
6,000		Kintetsu Corp.	18,685
2,000		Kirin Brewery Co. Ltd.	29,529
1,900		Komatsu Ltd.	39,918
1,000		Konica Minolta Holdings, Inc.	11,696
2,000		Kubota Corp.	18,261
1,500		Kuraray Co. Ltd.	20,213
600		Kurita Water Industries Ltd.	17,019
600		Kyocera Corp.	58,567
1,000		Kyowa Hakko Kogyo Co. Ltd.	10,328
800		Kyushu Electric Power Co., Inc.	17,427
300		Lawson, Inc.	12,812
900		Makita Corp.	29,709
6,000		Marubeni Corp.	37,345
3,400		Matsushita Electric Industrial Co. Ltd.	52,126
4,500		Mitsubishi Chemical Holdings Corp.	23,045
2,300		Mitsubishi Corp.	60,397
3,000		Mitsubishi Electric Corp.	27,622
2,000		Mitsubishi Estate Co. Ltd.	32,778
8,000		Mitsubishi Heavy Industries Ltd.	33,186
18,900		Mitsubishi UFJ Financial Group, Inc.	99,067
3,400		Mitsui & Co. Ltd.	57,247
8,000		Mitsui Engineering & Shipbuilding Co. Ltd.	19,968
1,000		Mitsui Fudosan Co. Ltd.	17,021
2,000		Mitsui OSK Lines Ltd.	14,382
900		Mitsui Sumitomo Insurance Group Holdings, Inc.	25,030
23,400		Mizuho Financial Group, Inc.	46,263
600		Murata Manufacturing Co. Ltd.	34,144
5,200		Nagoya Railroad Co. Ltd.	14,915
1,600		Namco Bandai Holdings, Inc.	15,604
1,000		NGK Insulators Ltd.	20,442
200		Nidec Corp.	21,444
200		Nintendo Co. Ltd.	67,073
1,000		Nippon Electric Glass Co. Ltd.	14,115
3,000		Nippon Express Co. Ltd.	12,921
800		Nippon Paper Group, Inc.	20,585
3,000		Nippon Sheet Glass Co. Ltd.	8,873
8,000		Nippon Steel Corp.	31,458
1,600		Nippon Telegraph & Telephone Corp.	67,324
5,600	@	Nissan Motor Co. Ltd.	48,090
600		Nissin Food Products Co. Ltd.	20,195
3,800		Nomura Holdings, Inc.	27,883
800		Nomura Research Institute Ltd.	18,236
6		NTT Data Corp.	20,006
20		NTT DoCoMo, Inc.	30,439
2,000		OJI Paper Co. Ltd.	8,778
300		Ono Pharmaceutical Co. Ltd.	13,370
200		Oriental Land Co. Ltd.	13,952
200		ORIX Corp.	17,758
6,000		Osaka Gas Co. Ltd.	21,512
2,000		Resona Holdings, Inc.	25,347
1,000		Ricoh Co. Ltd.	15,662
9,000	@	Sanyo Electric Co. Ltd.	14,452
300		Secom Co. Ltd.	13,135
700		Seiko Epson Corp.	10,892
1,700		Seven & I Holdings Co. Ltd.	41,125
1,000		Sharp Corp.	12,523
700		Shikoku Electric Power Co.	19,849
800		Shin-Etsu Chemical Co. Ltd.	46,557
1,100		Shionogi & Co. Ltd.	20,937
1,100		Shiseido Co. Ltd.	23,937
100		SMC Corp.	13,600
1,700		Softbank Corp.	41,949
134		Softbank Investment Corp.	26,495
8,200		Sojitz Corp.	15,898
2,000	I, X	Sompo Japan Insurance, Inc.	13,606
1,800		Sony Corp.	68,969
7		Sony Financial Holdings, Inc.	23,010

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
800		Stanley Electric Co. Ltd.	$15,560
2,400		Sumitomo Corp.	27,637
1,500		Sumitomo Electric Industries Ltd.	18,428
9,000		Sumitomo Metal Industries Ltd.	27,285
1,000		Sumitomo Metal Mining Co. Ltd.	14,878
1,700		Sumitomo Mitsui Financial Group, Inc.	56,321
1,000		Sumitomo Realty & Development Co. Ltd.	19,082
5,000		Sumitomo Trust & Banking Co. Ltd.	29,388
500		T&D Holdings, Inc.	11,864
1,200		Takeda Pharmaceutical Co. Ltd.	52,841
300		TDK Corp.	20,000
300		Terumo Corp.	15,995
2,000		Tobu Railway Co. Ltd.	11,109
700		Toho Co. Ltd.	11,284
2,000		Toho Gas Co. Ltd.	10,920
1,000		Tohoku Electric Power Co., Inc.	21,154
1,600		Tokio Marine Holdings, Inc.	45,106
2,100		Tokyo Electric Power Co., Inc.	56,010
200		Tokyo Electron Ltd.	13,291
6,000		Tokyo Gas Co. Ltd.	26,465
3,000		Tokyu Corp.	12,559
2,000		Tokyu Land Corp.	7,656
8,000		Toshiba Corp.	41,407
800		Toyo Seikan Kaisha Ltd.	14,176
1,000		Toyota Boshoku Corp.	19,224
4,400		Toyota Motor Corp.	176,921
900		Toyota Tsusho Corp.	14,139
600		Trend Micro, Inc.	20,944
8		West Japan Railway Co.	27,563
290		Yamada Denki Co. Ltd.	21,430
1,400		Yamaha Motor Co. Ltd.	21,032
1,100		Yamato Holdings Co. Ltd.	15,482
			4,074,273
		Luxembourg: 0.2%
1,692		ArcelorMittal	74,187
200		Millicom International Cellular S.A.	17,830
150	@	Reinet Investments S.A.	2,426
693		SES S.A.	17,491
1,300		Tenaris S.A.	28,030
			139,964
		Malaysia: 0.1%
17,800		Astro All Asia Networks PLC	23,318
10,300		Malayan Banking BHD	23,566
21,500		Resorts World BHD	18,894
12,775	@	TM International Bhd	15,061
			80,839
		Mauritius: 0.0%
51,680		Golden Agri-Resources Ltd.	21,381
			21,381
		Mexico: 0.4%
38,710	@	America Movil SA de CV - Series L	97,528
16,772	@	Cemex SAB de C.V.	17,215
5,750	@	Fomento Economico Mexicano SA de CV ADR	27,351
6,235	@	Grupo Financiero Inbursa S.A.	21,685
14,733	@	Grupo Mexico SA de CV	39,610
4,000	@	Grupo Modelo S.A.	23,617
4,850	@	Grupo Televisa S.A.	20,492
5,900	@	Wal-Mart de Mexico SA de CV	30,231
			277,729
		Morocco: 0.0%
795		Douja Promotion Groupe Addoha S.A.	10,840
			10,840
		Netherlands: 1.4%
2,688	@	Aegon NV	18,349
588		Akzo Nobel NV	33,492
1,130		ASML Holding NV	40,064
700	@	Chicago Bridge & Iron Co. NV	16,282
1,249		European Aeronautic Defence and Space Co. NV	25,091
789		Heineken NV	40,522
390		Hunter Douglas NV	19,921
6,761	@, **	ING Groep NV	66,985
2,665		Koninklijke Ahold NV	35,538
280		Koninklijke BAM Groep NV	2,174
1,959		Koninklijke Philips Electronics NV	62,857
793	@	Qiagen NV	18,274
1,830		Reed Elsevier NV	22,209
6,657		Royal Dutch Shell PLC - Class A	193,005

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Netherlands (continued)
5,475		Royal Dutch Shell PLC - Class B	$150,934
3,393		Royal KPN NV	53,844
1,059		SBM Offshore NV	21,160
1,330	@	SNS Reaal	8,291
1,537		TNT NV	44,016
3,280		Unilever NV	99,230
251		Van Lanschot NV	11,863
			984,101
		Norway: 0.3%
1,550		Acergy S.A.	28,446
1,150		Aker Kvaerner ASA	18,062
1,800	@	DnB NOR ASA	20,587
1,400	@	Petroleum Geo-Services ASA	18,390
1,477	@	Renewable Energy Corp. A/S	6,914
2,350		Statoil ASA	54,683
600	@	Storebrand ASA	4,748
1,050	@	Subsea 7, Inc.	21,317
1,600	@	Telenor ASA	21,714
			194,861
		Philippines: 0.1%
460		Philippine Long Distance Telephone Co.	24,620
2,940		SM Investments Corp.	24,048
			48,668
		Poland: 0.2%
342	@	Bank Pekao S.A.	19,884
238	@	Bank Zachodni WBK S.A.	17,158
3,841	@	Getin Holding S.A.	14,460
1,638	@	Globe Trade Centre S.A.	14,233
752		KGHM Polska Miedz S.A.	28,263
1,074	@	Polski Koncern Naftowy S.A.	14,575
2,505		Telekomunikacja Polska S.A.	14,230
			122,803
		Portugal: 0.0%
7,639		Energias de Portugal S.A.	30,353
			30,353
		Russia: 0.3%
800	@	Lukoil-Spon ADR	45,360
4,844		OAO Gazprom ADR	113,689
3,000		Surgutneftegaz ADR	29,717
300	@	Vostok Gas Ltd.	—
			188,766
		Singapore: 0.4%
6,000		CapitaLand Ltd.	16,988
2,000		City Developments Ltd.	15,128
16,000		Cosco Corp. Singapore Ltd.	14,143
3,000		DBS Group Holdings Ltd.	30,587
7,000		Fraser and Neave Ltd.	23,979
1,000		Great Eastern Holdings Ltd.	11,140
1,000		Jardine Cycle & Carriage Ltd.	20,966
2,000		Keppel Corp. Ltd.	13,027
6,630		Oversea-Chinese Banking Corp.	41,204
2,000		Singapore Exchange Ltd.	10,919
8,000		Singapore Press Holdings Ltd.	21,824
16,000		Singapore Telecommunications Ltd.	36,193
2,000		United Overseas Bank Ltd.	27,407
6,000		Wilmar International Ltd.	28,676
			312,181
		South Africa: 0.8%
1,028		ABSA Group Ltd.	20,036
3,903		African Bank Investments Ltd.	19,063
228	@	Anglo Platinum Ltd.	23,132
678		Anglogold Ashanti Ltd. ADR	25,735
1,406		Exxaro Resources Ltd.	24,280
10,830		FirstRand Ltd.	30,056
1,301		Gold Fields Ltd.	16,450
1,309		Impala Platinum Holdings Ltd.	38,428
3,163		MTN Group Ltd.	48,554
1,074		Naspers Ltd.	46,567
1,452		Nedcor Ltd.	27,977
1,069		Remgro Ltd.	14,362
5,541		RMB Holdings Ltd.	24,647
8,355		Sanlam Ltd.	28,480
904		Sasol Ltd.	37,467
3,317		Shoprite Holdings Ltd.	32,984
2,625		Standard Bank Group Ltd.	41,113
8,416	@	Steinhoff International Holdings Ltd.	23,076
864		Vodacom Group Pty Ltd.	6,584
			528,991

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		South Korea: 1.2%
159		CJ CheilJedang Corp.	$31,613
233		Daelim Industrial Co.	15,438
1,980		Daewoo Engineering & Construction Co. Ltd.	19,254
630	@	Daewoo Securities Co. Ltd.	11,350
680		Daewoo Shipbuilder & Marine Engine Co. Ltd.	13,042
234		Hanjin Heavy Industries & Construction	5,327
29		Hite Brewery Co. Ltd.	3,652
1,070	@	Hynix Semiconductor, Inc.	25,252
80		Hyundai Mipo Dockyard Co. Ltd.	10,992
113		Hyundai Mobis	14,975
325		Hyundai Motor Co.	33,141
1,470		Industrial Bank of Korea	19,219
975		KB Financial Group, Inc.	46,957
570		Korea Electric Power Corp.	18,496
106	@	Korea Express Co. Ltd.	6,191
530	@	Korea Investment Holdings Co. Ltd.	14,561
341		KT Corp.	14,114
286		KT&G Corp.	15,822
179		LG Chem Ltd.	38,042
850		LG Display Co. Ltd.	30,037
226		LG Electronics, Inc.	22,974
213	@	Mirae Asset Securities Co. Ltd.	10,732
136		Posco	63,565
588		Samsung Card Co.	26,670
249		Samsung Electronics Co. Ltd.	180,026
850		Samsung Heavy Industries Co. Ltd.	19,793
226		Samsung SDI Co. Ltd.	28,359
1,088		Shinhan Financial Group Ltd.	42,885
129		SK Telecom Co. Ltd.	19,815
283		S-Oil Corp.	14,262
1,120		Woori Finance Holdings Co. Ltd.	16,416
			832,972
		Spain: 1.2%
1,567		Abertis Infraestructuras S.A.	30,180
183		Acciona S.A.	20,273
378		ACS Actividades de Construccion y Servicios S.A.	17,441
7,042		Banco Bilbao Vizcaya Argentaria S.A.	96,300
4,817		Banco De Sabadell S.A.	26,607
1,977		Banco Popular Espanol S.A.	14,540
14,709		Banco Santander Central Hispano S.A.	195,101
1,567		Bankinter S.A.	13,060
21		Corporacion Financiera Alba S.A.	1,051
4,173		Criteria Caixacorp S.A.	20,704
438		Endesa S.A.	12,513
2,327		Faes Farma S.A.	10,725
657		Gamesa Corp. Tecnologica S.A.	8,999
856		Grifols S.A.	12,783
4,344		Iberdrola Renovables	18,016
8,660		Iberdrola S.A.	73,330
693		Inditex S.A.	45,707
1,863		Repsol YPF S.A.	44,132
7,447		Telefonica S.A.	176,454
			837,916
		Sweden: 0.9%
1,040	@	Alliance Oil Co. Ltd.	16,483
1,808		Atlas Copco AB - Class A	28,021
1,582		Atlas Copco AB - Class B	22,160
1,074		Hennes & Mauritz AB	69,839
1,130		Hexagon AB	16,095
3,785	@	Husqvarna AB - B Shares	27,551
2,034	@	Lundin Petroleum AB	17,218
1,280		Meda AB	14,052
6,801		Nordea Bank AB	67,038
2,818		Sandvik AB	35,204
2,034		Scania AB - B Shares	32,196
2,712		Securitas AB	28,911
3,841	@	Skandinaviska Enskilda Banken AB	24,466
2,034		Svenska Cellulosa AB - B Shares	28,679
1,356		Svenska Handelsbanken AB	39,786
678		Swedish Match AB	16,202
1,356		Tele2 AB - B Shares	22,607
5,651		Telefonaktiebolaget LM Ericsson - Series B	59,256
2,204		Telefonaktiebolaget LM Ericsson	22,816
2,824		TeliaSonera AB	20,052
3,389		Volvo AB - B Shares	34,104
			642,736

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Switzerland: 2.6%
4,746	@	ABB Ltd.	$103,751
650		ACE Ltd.	33,995
298	@	Actelion Ltd. - Reg	13,548
623		Adecco S.A.	35,369
100		Alcon, Inc.	16,156
200		Aryzta AG	8,685
170		Basler Kantonalbank	20,257
1,298		Compagnie Financiere Richemont S.A.	50,330
1,901		Credit Suisse Group	97,849
668	@	Holcim Ltd.	49,783
609		Julius Baer Group Ltd.	22,043
539		Julius Baer Holding AG - Reg	6,610
1,049	@	Logitech International S.A.	17,296
215		Lonza Group AG	17,562
100	@	Mettler Toledo International, Inc.	10,920
6,677		Nestle S.A.	342,143
692		Nobel Biocare Holding AG	18,489
4,250		Novartis AG	229,899
268	@	PSP Swiss Property AG	17,206
113		Roche Holding AG - Bearer	18,841
1,360		Roche Holding AG - Genusschein	220,878
1,963		STMicroelectronics NV	19,480
46		Straumann Holding AG	11,437
133		Swatch Group AG - BR	42,413
688		Swiss Reinsurance	33,757
52		Swisscom AG	18,993
229		Syngenta AG	63,588
186		Synthes, Inc.	23,238
5,459	@	UBS AG - Reg	88,806
103		Valiant Holding	20,081
3,797	@	Xstrata PLC	71,863
235		Zurich Financial Services AG	60,276
			1,805,542
		Taiwan: 0.9%
38,000		Advanced Semiconductor Engineering, Inc.	34,577
8,830		Asustek Computer, Inc.	15,376
23,600		AU Optronics Corp.	26,731
9,000	@	Cathay Financial Holding Co. Ltd.	15,026
26,989		China Steel Corp.	27,927
10,830		Chunghwa Telecom Co. Ltd.	21,165
19,000		Far EasTone Telecommunications Co. Ltd.	22,740
18,480		Formosa Chemicals & Fibre Co.	43,250
7,180		Formosa Petrochemical Corp.	18,917
10,630		Formosa Plastics Corp.	23,437
2,100		High Tech Computer Corp.	24,534
12,500		HON HAI Precision Industry Co. Ltd.	54,125
2,004		MediaTek, Inc.	34,782
43,000		Mega Financial Holdings Co. Ltd.	24,928
22,570		Nan Ya Plastics Corp.	46,056
9,040		Novatek Microelectronics Corp. Ltd.	28,175
17,000		Siliconware Precision Industries Co.	20,473
50,000		Sinopac Financial Holdings, Co.	17,796
31,000		Taiwan Cooperative Bank	18,738
53,234		Taiwan Semiconductor Manufacturing Co. Ltd.	103,154
17,660		Uni-President Enterprises Corp.	20,110
23,000		Yuanta Financial Holding Co. Ltd.	13,799
			655,816
		Thailand: 0.1%
5,100		Advanced Info Service PCL	13,597
1,700		Banpu Public Co. Ltd.	32,020
3,100		PTT PLC	25,081
8,000		Siam Commercial Bank PCL	22,733
			93,431
		Turkey: 0.2%
3,942		Akbank TAS	25,597
3,947	@	Eregli Demir ve Celik Fabrikalari TAS	11,911
5,426		Haci Omer Sabanci Holding A/S	23,414
5,259	@	KOC Holding A/S	18,071
6,382		Turkiye Garanti Bankasi A/S	29,918
2,690		Turkiye Halk Bankasi	19,527
6,326	@	Turkiye Vakiflar Bankasi Tao	17,008
			145,446
		United Kingdom: 5.9%
2,011		Amec PLC	24,383
2,464	@	Anglo American PLC	107,256

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
1,319		Antofagasta PLC	$20,828
8,256		ARM Holdings PLC	29,593
1,905		Associated British Foods PLC	28,312
2,504		AstraZeneca PLC	111,643
388	@	Autonomy Corp. PLC	10,724
5,926		Aviva PLC	34,619
7,049		BAE Systems PLC	39,741
20,063		Barclays PLC	109,247
5,753		BG Group PLC	99,629
3,849		BHP Billiton PLC	131,551
33,925		BP PLC	321,105
3,641		British American Tobacco PLC	125,525
3,712		British Sky Broadcasting PLC	33,913
16,407		BT Group PLC	30,798
1,750		Bunzl PLC	19,153
2,840		Burberry Group PLC	30,780
5,494		Cable & Wireless Communications PLC	4,615
5,494		Cable & Wireless Worldwide	7,670
2,863	I, X	Cadbury PLC	37,930
7,020	@	Cairn Energy PLC	44,451
2,037		Capita Group PLC	23,391
517		Carnival PLC	21,223
10,898		Centrica PLC	48,661
3,903		Cobham PLC	15,221
4,980		Compass Group PLC	39,756
5,268		Diageo PLC	88,570
3,320		Experian Group Ltd.	32,647
2,548		Firstgroup PLC	13,877
9,353		GlaxoSmithKline PLC	179,528
8,674		Group 4 Securicor PLC	34,429
14,645		Hays PLC	24,123
31,217		HSBC Holdings PLC	316,350
1,996		ICAP PLC	11,315
1,998		Imperial Tobacco Group PLC	60,962
36,884	@	Inchcape PLC	16,499
2,309		Inmarsat PLC	26,480
1,271		Intercontinental Hotels Group PLC	19,895
3,277		International Power PLC	15,912
5,286		Invensys PLC	27,302
2,759		Investec PLC	22,554
3,207		J Sainsbury PLC	15,954
1,261		Johnson Matthey PLC	33,475
1,436		Kazakhmys PLC	33,195
6,645		Kingfisher PLC	21,636
5,458		Ladbrokes PLC	13,173
16,127		Legal & General Group PLC	21,505
74,394		Lloyds TSB Group PLC	70,642
9,605		LogicaCMG PLC	19,897
465	@	Lonmin PLC	14,395
3,163		Man Group PLC	11,578
3,383		Marks & Spencer Group PLC	19,013
2,053	@	Mitchells & Butlers PLC	9,892
4,798		National Grid PLC	46,705
3,153		Northumbrian Water Group PLC	13,550
11,648	@	Old Mutual PLC	21,639
2,190		Pearson PLC	34,333
1,634		Pennon Group PLC	12,974
2,395	@	Persimmon PLC	16,954
4,693		Prudential PLC	38,824
5,307		QinetiQ PLC	10,797
212		Randgold Resources Ltd.	16,268
1,194		Reckitt Benckiser PLC	65,603
3,425		Reed Elsevier PLC	27,280
11,518	@	Rentokil Initial PLC	22,849
2,436		Rio Tinto PLC	144,013
3,957	@	Rolls-Royce Group PLC	35,826
7,172		Royal & Sun Alliance Insurance Group	13,885
37,539	@	Royal Bank of Scotland Group PLC	24,867
1,654		SABMiller PLC	48,514
7,182		Sage Group PLC	26,075
709		Schroders PLC	15,146
1,680		Scottish & Southern Energy PLC	28,091
657		Severn Trent PLC	11,912
1,383		Shire PLC	30,479
2,134		Smith & Nephew PLC	21,310
1,249		Smiths Group PLC	21,546
3,200		Stagecoach Group PLC	8,889

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
2,766		Standard Chartered PLC	$75,394
5,463		Standard Life PLC	16,591
1,790		Tate & Lyle PLC	12,332
15,825		Tesco PLC	104,628
2,053		Tullow Oil PLC	38,958
2,635		Unilever PLC	77,139
3,347		United Utilities Group PLC	28,411
772		Vedanta Resources PLC	32,504
94,531		Vodafone Group PLC	218,642
7,349		WM Morrison Supermarkets PLC	32,715
1,115	@	Wolseley PLC	26,942
4,000		WPP PLC	41,391
			4,190,492
		United States: 32.4%
1,530		3M Co.	127,862
2,960		Abbott Laboratories	155,933
1,650		Activision Blizzard, Inc.	19,899
800	@	Adobe Systems, Inc.	28,296
800	@	Aecom Technology Corp.	22,696
2,600	@	AES Corp.	28,600
1,100		Aetna, Inc.	38,621
900		Aflac, Inc.	48,861
700	@	Agilent Technologies, Inc.	24,073
500		Air Products & Chemicals, Inc.	36,975
600		AK Steel Holding Corp.	13,716
650	@	Akamai Technologies, Inc.	20,417
850		Alberto-Culver Co.	22,228
2,700		Alcoa, Inc.	38,448
300		Allegheny Energy, Inc.	6,900
600		Allegheny Technologies, Inc.	32,394
800		Allergan, Inc.	52,256
300	@	Alliance Data Systems Corp.	19,197
100	@	Alliant Techsystems, Inc.	8,130
300		Allied World Assurance Holdings Ltd.	13,455
1,100		Allstate Corp.	35,541
200	@	Alpha Natural Resources, Inc.	9,978
1,050		Altera Corp.	25,526
3,820		Altria Group, Inc.	78,386
650	@	Amazon.com, Inc.	88,225
600		Ameren Corp.	15,648
750		American Electric Power Co., Inc.	25,635
1,700		American Express Co.	70,142
750	@	American Tower Corp.	31,958
600		Ameriprise Financial, Inc.	27,216
1,500		AmerisourceBergen Corp.	43,380
2,100	@	Amgen, Inc.	125,496
1,000		Anadarko Petroleum Corp.	72,830
850		Analog Devices, Inc.	24,497
224	@	AOL, Inc.	5,663
750		AON Corp.	32,033
650		Apache Corp.	65,975
200	@	Apollo Group, Inc. - Class A	12,258
1,650	@	Apple, Inc.	387,635
2,400		Applied Materials, Inc.	32,352
300		Aptargroup, Inc.	11,805
950		Aqua America, Inc.	16,692
600		Arch Coal, Inc.	13,710
1,200		Archer-Daniels-Midland Co.	34,680
750		Arthur J. Gallagher & Co.	18,413
300		Assurant, Inc.	10,314
10,370		AT&T, Inc.	267,961
4,000	@	Atmel Corp.	20,120
700	@	Autodesk, Inc.	20,594
1,200		Automatic Data Processing, Inc.	53,364
100	@	Autozone, Inc.	17,309
600		Avery Dennison Corp.	21,846
700	@	Avnet, Inc.	21,000
950		Avon Products, Inc.	32,177
900		Baker Hughes, Inc.	42,156
300		Ball Corp.	16,014
15,742		Bank of America Corp.	280,995
200		Bank of Hawaii Corp.	8,990
2,370		Bank of New York Mellon Corp.	73,186
1,380		Baxter International, Inc.	80,316
1,450		BB&T Corp.	46,966
850	@	BE Aerospace, Inc.	25,883
300		Becton Dickinson & Co.	23,619

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		United States (continued)
750	@	Bed Bath & Beyond, Inc.	$32,820
600		Bemis Co.	17,232
1,100		Best Buy Co., Inc.	46,794
600	@	Big Lots, Inc.	21,852
300	@	Biogen Idec, Inc.	17,208
300	@	BJ’s Wholesale Club, Inc.	11,097
900	@	BMC Software, Inc.	34,200
1,550		Boeing Co.	112,546
200		BOK Financial Corp.	10,488
3,200	@	Boston Scientific Corp.	23,104
3,600		Bristol-Myers Squibb Co.	96,120
1,150		Broadcom Corp.	38,157
1,050		Broadridge Financial Solutions ADR	22,449
1,000	@	Brocade Communications Systems, Inc.	5,710
950		Brown & Brown, Inc.	17,024
150		Brown-Forman Corp.	8,918
300		Bucyrus International, Inc.	19,797
300	@	Bunge Ltd.	18,489
1,350		CA, Inc.	31,685
600		Cabot Corp.	18,240
1,450	@	Calpine Corp.	17,241
500	@	Cameron International Corp.	21,430
750		Campbell Soup Co.	26,513
900		Capital One Financial Corp.	37,269
1,150		CapitalSource, Inc.	6,429
300		Capitol Federal Financial	11,238
600		Cardinal Health, Inc.	21,618
700	@	Career Education Corp.	22,148
250	@	CareFusion Corp.	6,608
600		Carlisle Cos., Inc.	22,860
1,050	@	Carmax, Inc.	26,376
750		Carnival Corp.	29,160
1,200		Caterpillar, Inc.	75,420
1,050	@	CB Richard Ellis Group, Inc.	16,643
1,950		CBS Corp. - Class B	27,183
800	@	Celgene Corp.	49,568
342		CenturyTel, Inc.	12,127
200	@	Cephalon, Inc.	13,556
200	@	Cerner Corp.	17,012
600		CH Robinson Worldwide, Inc.	33,510
1,750		Charles Schwab Corp.	32,708
1,450		Chesapeake Energy Corp.	34,278
3,720		Chevron Corp.	282,088
100	@	Chipotle Mexican Grill, Inc.	11,267
900		Chubb Corp.	46,665
600		Cigna Corp.	21,948
900		Cincinnati Financial Corp.	26,010
10,840	@	Cisco Systems, Inc.	282,165
27,580	@	Citigroup, Inc.	111,699
200		City National Corp.	10,794
200		Cliffs Natural Resources, Inc.	14,190
200		Clorox Co.	12,828
100		CME Group, Inc.	31,611
550		Coach, Inc.	21,736
4,290		Coca-Cola Co.	235,950
750	@	Cognizant Technology Solutions Corp.	38,235
1,160		Colgate-Palmolive Co.	98,902
5,520		Comcast Corp. – Class A	103,886
330		Commerce Bancshares, Inc.	13,576
850		Commercial Metals Co.	12,801
250	@	Computer Sciences Corp.	13,623
1,450		ConAgra Foods, Inc.	36,352
2,960		ConocoPhillips	151,463
600		Consol Energy, Inc.	25,596
900		Consolidated Edison, Inc.	40,086
600		Constellation Energy Group, Inc.	21,066
1,450	@	Continental Airlines, Inc.	31,857
1,450	@	Convergys Corp.	17,777
300		Con-way, Inc.	10,536
900	@	Cooper Industries PLC	43,146
600		Corn Products International, Inc.	20,796
3,150		Corning, Inc.	63,662
800		Costco Wholesale Corp.	47,768
100	@	Covance, Inc.	6,139
200		CR Bard, Inc.	17,324
1,050	@	Crown Castle International Corp.	40,142
750	@	Crown Holdings, Inc.	20,220

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		United States (continued)
800		CSX Corp.	$40,720
200		Cullen/Frost Bankers, Inc.	11,160
600		Cummins, Inc.	37,170
2,810		CVS Caremark Corp.	102,734
1,450		D.R. Horton, Inc.	18,270
300		Danaher Corp.	23,973
200	@	DaVita, Inc.	12,680
900		Deere & Co.	53,514
3,600	@	Dell, Inc.	54,036
2,875	@	Delta Airlines, Inc.	41,946
1,050	@	Denbury Resources, Inc.	17,714
1,110		Devon Energy Corp.	71,517
200		DeVry, Inc.	13,040
750		Diebold, Inc.	23,820
2,100	@	DirecTV	71,001
1,650		Discover Financial Services	24,585
300	@	Discovery Communications, Inc. - Class C	8,823
950	@	Dish Network Corp.	19,779
1,200		Dominion Resources, Inc.	49,332
300		Donaldson Co., Inc.	13,536
900		Dover Corp.	42,075
1,750		Dow Chemical Co.	51,748
650		Dr Pepper Snapple Group, Inc.	22,861
750	@	DreamWorks Animation SKG, Inc.	29,543
300		DTE Energy Co.	13,380
2,100		Duke Energy Corp.	34,272
200		Dun & Bradstreet Corp.	14,884
300		Eastman Chemical Co.	19,104
600		Eaton Corp.	45,462
600		Eaton Vance Corp.	20,124
2,650	@	eBay, Inc.	71,418
750		Ecolab, Inc.	32,963
900		Edison International	30,753
200	@	Edwards Lifesciences Corp.	19,776
1,750		EI Du Pont de Nemours & Co.	65,170
1,650		El Paso Corp.	17,886
950	@	Electronic Arts, Inc.	17,727
1,800		Eli Lilly & Co.	65,196
4,150	@	EMC Corp.	74,866
1,400		Emerson Electric Co.	70,476
200	@	Energizer Holdings, Inc.	12,552
200		Entergy Corp.	16,270
750		EOG Resources, Inc.	69,705
300		EQT Corp.	12,300
750		Equifax, Inc.	26,850
300		Erie Indemnity Co.	12,939
600		Estee Lauder Cos., Inc.	38,922
1,600		Exelon Corp.	70,096
750		Expeditors International Washington, Inc.	27,690
500	@	Express Scripts, Inc.	50,880
8,860		ExxonMobil Corp.	593,443
600		Family Dollar Stores, Inc.	21,966
800		FedEx Corp.	74,720
1,050		Fidelity National Information Services, Inc.	24,612
1,050		Fidelity National Title Group, Inc.	15,561
1,350		Fifth Third Bancorp.	18,347
600		First American Corp.	20,304
100	@	First Solar, Inc.	12,265
750		FirstEnergy Corp.	29,318
600	@	Fiserv, Inc.	30,456
900	@	Flir Systems, Inc.	25,380
700		Fluor Corp.	32,557
200		FMC Corp.	12,108
300	@	FMC Technologies, Inc.	19,389
5,550	@	Ford Motor Co.	69,764
600	@	Forest City Enterprises, Inc.	8,646
1,000	@	Forest Laboratories, Inc.	31,360
300		Fortune Brands, Inc.	14,553
600	@	Foster Wheeler AG	16,284
800		FPL Group, Inc.	38,664
200		Franklin Resources, Inc.	22,180
900		Freeport-McMoRan Copper & Gold, Inc.	75,186
850		Frontier Oil Corp.	11,475
1,350		Fulton Financial Corp.	13,757
1,350		Gap, Inc.	31,199
800		General Dynamics Corp.	61,760
18,790		General Electric Co.	341,978

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		United States (continued)
800		General Mills, Inc.	$56,632
200	@	Gen-Probe, Inc.	10,000
300		Genuine Parts Co.	12,672
1,550	@	Genworth Financial, Inc.	28,427
750	@	Genzyme Corp.	38,873
1,700	@	Gilead Sciences, Inc.	77,316
600		Global Payments, Inc.	27,330
940		Goldman Sachs Group, Inc.	160,392
950	@	Goodyear Tire & Rubber Co.	12,008
450	@	Google, Inc. - Class A	255,155
600		Graco, Inc.	19,200
950		Great Plains Energy, Inc.	17,642
200		Greif, Inc. - Class A	10,984
300		Guess ?, Inc.	14,094
700		H&R Block, Inc.	12,460
1,850		Halliburton Co.	55,741
600	@	Hansen Natural Corp.	26,028
600		Harley-Davidson, Inc.	16,842
600		Harris Corp.	28,494
600		Hartford Financial Services Group, Inc.	17,052
600		Hasbro, Inc.	22,968
850		Hawaiian Electric Industries	19,083
900		HCC Insurance Holdings, Inc.	24,840
850	@	Health Net, Inc.	21,140
200	@	Henry Schein, Inc.	11,780
600		Hershey Co.	25,686
1,850	@	Hertz Global Holdings, Inc.	18,482
300		Hess Corp.	18,765
4,530		Hewlett-Packard Co.	240,770
800		HJ Heinz Co.	36,488
700	@	Hologic, Inc.	12,978
3,300		Home Depot, Inc.	106,755
1,600		Honeywell International, Inc.	72,432
750	@	Hospira, Inc.	42,488
1,050		Hudson City Bancorp., Inc.	14,868
750	@	Humana, Inc.	35,078
1,850		Huntington Bancshares, Inc.	9,935
900		Illinois Tool Works, Inc.	42,624
1,350	@	Ingram Micro, Inc.	23,693
200		Integrys Energy Group, Inc.	9,476
11,060		Intel Corp.	246,196
200	@	IntercontinentalExchange, Inc.	22,436
2,410		International Business Machines Corp.	309,083
600		International Flavors & Fragrances, Inc.	28,602
1,150		International Paper Co.	28,302
600		International Speedway Corp.	15,462
850		Intersil Corp.	12,546
750	@	Intuit, Inc.	25,755
100	@	Intuitive Surgical, Inc.	34,813
1,050		Invesco Ltd.	23,006
300		ITT Corp.	16,083
1,650		Jabil Circuit, Inc.	26,714
600	@	Jacobs Engineering Group, Inc.	27,114
850		Janus Capital Group, Inc.	12,147
300		JB Hunt Transport Services, Inc.	10,764
500		JC Penney Co., Inc.	16,085
950		Jefferies Group, Inc.	22,487
600		JM Smucker Co.	36,156
600		John Wiley & Sons, Inc.	25,968
5,100		Johnson & Johnson	332,520
1,350		Johnson Controls, Inc.	44,537
200		Joy Global, Inc.	11,320
6,950		JPMorgan Chase & Co.	311,013
950	@	Juniper Networks, Inc.	29,146
600		Kellogg Co.	32,058
800		Kimberly-Clark Corp.	50,304
700		KLA-Tencor Corp.	21,644
800	@	Kohl’s Corp.	43,824
2,780		Kraft Foods, Inc.	84,067
1,200		Kroger Co.	25,992
200		L-3 Communications Holdings, Inc.	18,326
200	@	Laboratory Corp. of America Holdings	15,142
600	@	Lam Research Corp.	22,392
200		Landstar System, Inc.	8,396
300	@	Leap Wireless International, Inc.	4,908
850		Leggett & Platt, Inc.	18,394
600		Lender Processing Services, Inc.	22,650

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		United States (continued)
1,050		Lennar Corp.	$18,071
5,800	@	Level 3 Communications, Inc.	9,396
95	@	Liberty Media Corp. - Starz	5,195
132	@	Life Technologies Corp.	6,900
600	@	LifePoint Hospitals, Inc.	22,068
950		Limited Brands, Inc.	23,389
750	@	Lincare Holdings, Inc.	33,660
800		Lincoln National Corp.	24,560
750		Linear Technology Corp.	21,210
1,450	@	LKQ Corp.	29,435
790		Lockheed Martin Corp.	65,744
800		Loews Corp.	29,824
300		Lorillard, Inc.	22,572
3,200		Lowe’s Cos., Inc.	77,568
300		Lubrizol Corp.	27,516
200		M&T Bank Corp.	15,876
900		Macy’s, Inc.	19,593
1,400		Marathon Oil Corp.	44,296
700	@	Mariner Energy, Inc.	10,479
1,361		Marriott International, Inc.	42,899
1,450		Marsh & McLennan Cos., Inc.	35,409
1,350		Masco Corp.	20,952
200		Mastercard, Inc.	50,800
1,450		Mattel, Inc.	32,973
550	@	McAfee, Inc.	22,072
300		McCormick & Co., Inc.	11,508
850	@	McDermott International, Inc.	22,882
2,070		McDonald’s Corp.	138,110
850		McGraw-Hill Cos., Inc.	30,303
600		McKesson Corp.	39,432
850		MDU Resources Group, Inc.	18,343
900	@	Medco Health Solutions, Inc.	58,104
2,070		Medtronic, Inc.	93,212
700	@	MEMC Electronic Materials, Inc.	10,731
5,521		Merck & Co., Inc.	206,209
300		Mercury General Corp.	13,116
1,200		Metlife, Inc.	52,008
850		Microchip Technology, Inc.	23,936
13,810		Microsoft Corp.	404,177
200	@	Mohawk Industries, Inc.	10,876
200		Molson Coors Brewing Co.	8,412
1,160		Monsanto Co.	82,847
950	@	Monster Worldwide, Inc.	15,780
2,600		Morgan Stanley	76,154
600		Mosaic Co.	36,462
4,250	@	Motorola, Inc.	29,835
300		Murphy Oil Corp.	16,857
800		National Oilwell Varco, Inc.	32,464
1,050		National Semiconductor Corp.	15,173
950	@	NetApp, Inc.	30,932
1,050		New York Community Bancorp., Inc.	17,367
900		Newmont Mining Corp.	45,837
5,050		News Corp. - Class A	72,771
600	@	NII Holdings, Inc.	24,996
800		Nike, Inc.	58,800
1,650		NiSource, Inc.	26,070
850		Noble Corp.	35,547
650		Noble Energy, Inc.	47,450
900		Norfolk Southern Corp.	50,301
600		Northeast Utilities	16,584
500		Northern Trust Corp.	27,630
800		Northrop Grumman Corp.	52,456
850	@	Novellus Systems, Inc.	21,250
900	@	NRG Energy, Inc.	18,810
750		NSTAR	26,565
850	@	Nuance Communications, Inc.	14,144
700		Nucor Corp.	31,766
1,950	@	Nvidia Corp.	33,891
750		NYSE Euronext	22,208
1,650		Occidental Petroleum Corp.	139,491
200	@	Oceaneering International, Inc.	12,698
300		Omnicare, Inc.	8,487
800		Omnicom Group	31,048
2,250	@	ON Semiconductor Corp.	18,000
950		OneBeacon Insurance Group Ltd.	16,388
7,170		Oracle Corp.	184,197
900		Paccar, Inc.	39,006

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		United States (continued)
750		Pacific Gas & Electric Co.	$31,815
300		Pall Corp.	12,147
200	@	Panera Bread Co.	15,298
600		Parker Hannifin Corp.	38,844
900		Paychex, Inc.	27,630
600		Peabody Energy Corp.	27,420
850		People’s United Financial, Inc.	13,294
3,077		PepsiCo, Inc.	203,574
700		PerkinElmer, Inc.	16,730
300		Perrigo Co.	17,616
850	@	PetroHawk Energy Corp.	17,238
700		Petsmart, Inc.	22,372
15,121		Pfizer, Inc.	259,325
300		Pharmaceutical Product Development, Inc.	7,125
3,670		Philip Morris International, Inc.	191,427
300		Pinnacle West Capital Corp.	11,319
750		Pitney Bowes, Inc.	18,338
950		PNC Financial Services Group, Inc.	56,715
300		PPG Industries, Inc.	19,620
750		PPL Corp.	20,783
650		Praxair, Inc.	53,950
300		Precision Castparts Corp.	38,013
950		Principal Financial Group, Inc.	27,750
5,170		Procter & Gamble Co.	327,106
300		Progress Energy, Inc.	11,808
1,750		Progressive Corp.	33,408
900		Prudential Financial, Inc.	54,450
1,200		Public Service Enterprise Group, Inc.	35,424
1,978	@	Pulte Homes, Inc.	22,253
700	@	QLogic Corp.	14,210
3,080		Qualcomm, Inc.	129,329
300		Quest Diagnostics	17,487
600		Questar Corp.	25,920
4,400		Qwest Communications International, Inc.	22,968
300		Range Resources Corp.	14,061
800		Raytheon Co.	45,696
1,950		Regions Financial Corp.	15,308
300		Reinsurance Group of America, Inc.	15,756
1,400		Republic Services, Inc.	40,628
600		Reynolds American, Inc.	32,388
600		Rockwell Collins, Inc.	37,554
600		Ross Stores, Inc.	32,082
700	@	Royal Caribbean Cruises Ltd.	23,093
1,050		RPM International, Inc.	22,407
200		Ryder System, Inc.	7,752
1,400		Safeway, Inc.	34,804
950	@	SAIC, Inc.	16,815
800	@	Sandisk Corp.	27,704
950	@	SandRidge Energy, Inc.	7,315
2,250		Sara Lee Corp.	31,343
2,270		Schlumberger Ltd.	144,054
300		Scripps Networks Interactive - Class A	13,305
1,000	@	Seagate Technology, Inc.	18,260
950		Sealed Air Corp.	20,026
200		Sempra Energy	9,980
2,250		Service Corp. International	20,655
300	@	Shaw Group, Inc.	10,326
200		Sherwin-Williams Co.	13,536
300		Sigma-Aldrich Corp.	16,098
800		Smith International, Inc.	34,256
700		Sonoco Products Co.	21,553
1,850		Southern Co.	61,346
950		Southern Copper Corp.	30,087
1,850		Southwest Airlines Co.	24,457
900	@	Southwestern Energy Co.	36,648
1,850		Spectra Energy Corp.	41,681
5,600	@	Sprint Nextel Corp.	21,280
300	@	St. Joe Co.	9,705
750	@	St. Jude Medical, Inc.	30,788
1,150		Staples, Inc.	26,899
1,750	@	Starbucks Corp.	42,473
900		State Street Corp.	40,626
950		Steel Dynamics, Inc.	16,597
200	@	Stericycle, Inc.	10,900
100		Strayer Education, Inc.	24,352
750		Stryker Corp.	42,915
600		Sunoco, Inc.	17,826

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		United States (continued)
750		SunTrust Bank	$20,093
950		Supervalu, Inc.	15,846
1,850	@	Symantec Corp.	31,302
1,650		Synovus Financial Corp.	5,429
1,200		Sysco Corp.	35,400
600		T. Rowe Price Group, Inc.	32,958
1,600		Target Corp.	84,160
950		TCF Financial Corp.	15,143
600	@	Terex Corp.	13,626
950		Tesoro Corp.	13,205
2,600		Texas Instruments, Inc.	63,622
900	@	Thermo Fisher Scientific, Inc.	46,296
896		Time Warner Cable, Inc.	47,766
2,373		Time Warner, Inc.	74,204
750		TJX Cos., Inc.	31,890
700	@	Toll Brothers, Inc.	14,560
300		Torchmark Corp.	16,053
200		Transatlantic Holdings, Inc.	10,560
750	@	Transocean Ltd.	64,785
1,200		Travelers Cos., Inc.	64,728
600		Trinity Industries, Inc.	11,976
300	@	Ultra Petroleum Corp.	13,989
900		Union Pacific Corp.	65,970
1,530		United Parcel Service, Inc. - Class B	98,547
200		United States Steel Corp.	12,704
1,570		United Technologies Corp.	115,568
2,300		UnitedHealth Group, Inc.	75,141
400		Universal Health Services, Inc.	14,036
1,450		UnumProvident Corp.	35,917
600	@	Urban Outfitters, Inc.	22,818
3,230		US Bancorp.	83,592
1,450		Valero Energy Corp.	28,565
887		Valley National Bancorp.	13,633
200	@	Varian Medical Systems, Inc.	11,066
350	@	Varian Semiconductor Equipment Associates, Inc.	11,592
700	@	VeriSign, Inc.	18,207
5,300		Verizon Communications, Inc.	164,406
600	@	Vertex Pharmaceuticals, Inc.	24,522
200		VF Corp.	16,030
1,150	@	Viacom - Class B	39,537
1,000		Visa, Inc.	91,030
200		Vulcan Materials Co.	9,448
300		WABCO Holdings, Inc.	8,976
1,850		Walgreen Co.	68,617
3,990		Wal-Mart Stores, Inc.	221,844
3,820		Walt Disney Co.	133,356
200		Walter Industries, Inc.	18,454
850		Washington Federal, Inc.	17,272
1,200		Waste Management, Inc.	41,316
1,450	@	Weatherford International Ltd.	22,997
1,100	@	WellPoint, Inc.	70,818
8,616		Wells Fargo & Co.	268,130
500	@	Western Digital Corp.	19,495
1,450		Western Union Co.	24,592
900		Weyerhaeuser Co.	40,743
1,750		Williams Cos., Inc.	40,425
750	@	Willis Group Holdings Ltd.	23,468
600		Wisconsin Energy Corp.	29,646
200		WW Grainger, Inc.	21,624
950		Wyndham Worldwide Corp.	24,444
1,650		Xcel Energy, Inc.	34,980
4,280		Xerox Corp.	41,730
950		Xilinx, Inc.	24,225
1,200		XTO Energy, Inc.	56,616
2,300	@	Yahoo!, Inc.	38,019
900		Yum! Brands, Inc.	34,497
750	@	Zimmer Holdings, Inc.	44,400
			22,877,386
		Total Common Stock
		(Cost $46,475,295)	52,175,258
REAL ESTATE INVESTMENT TRUSTS: 0.8%
		Australia: 0.2%
10,596		CFS Retail Property Trust	18,209
10,968		Stockland	40,067
4,476		Westfield Group	49,460
			107,736

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		France: 0.0%
32		Mercialys	$1,149
156		Unibail	31,582
			32,731
		Hong Kong: 0.0%
11,241		Link Real Estate Investment Trust	27,698
			27,698
		Netherlands: 0.0%
39		Wereldhave NV	3,741
			3,741
		United Kingdom: 0.1%
4,161		British Land Co. PLC	30,330
1,005		Land Securities Group PLC	10,334
2,408		Liberty International PLC	18,365
			59,029
		United States: 0.5%
1,350		Annaly Capital Management, Inc.	23,193
720		Apartment Investment & Management Co.	13,255
103		AvalonBay Communities, Inc.	8,894
200		Boston Properties, Inc.	15,088
300		BRE Properties, Inc.	10,725
300		Camden Property Trust	12,489
850		Douglas Emmett, Inc.	13,065
750		Equity Residential	29,363
100		Essex Property Trust, Inc.	8,995
200		Federal Realty Investment Trust	14,562
600		HCP, Inc.	19,800
200		Health Care Real Estate Investment Trust, Inc.	9,046
2,250		HRPT Properties Trust	17,505
300		Liberty Property Trust	10,182
300		Mack-Cali Realty Corp.	10,575
300		Plum Creek Timber Co., Inc.	11,673
200		Public Storage, Inc.	18,398
314		Simon Property Group, Inc.	26,345
740		UDR, Inc.	13,054
300		Ventas, Inc.	14,244
205		Vornado Realty Trust	15,519
600		Weingarten Realty Investors	12,936
			328,906
		Total Real Estate Investment Trusts
		(Cost $573,566)	559,841
EXCHANGE-TRADED FUNDS: 25.5%
		Developed Markets: 0.2%
2,300		iShares MSCI EAFE Index Fund	128,800
			128,800
		Emerging Markets: 0.1%
1,000		iShares MSCI Emerging Markets Index Fund	42,120
			42,120
		United States: 25.2%
169,300		iShares Barclays Aggregate Bond Fund	17,641,060
1,400		iShares S&P 500 Index Fund	164,276
			17,805,336
		Total Exchange-Traded Funds
		(Cost $17,517,232)	17,976,256
PREFERRED STOCK: 0.0%
		Australia: 0.0%
256	@	Insurance Australia Group	23,421
		Total Preferred Stock
		(Cost $19,410)	23,421
RIGHTS: 0.0%
		Germany: 0.0%
447		Volkswagen AG	278
		Total Rights
		(Cost $-)	278
WARRANTS: 0.0%
		Italy: 0.0%
1,047		Unione di Banche Italiane SCPA	52
			52

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Singapore: 0.0%
4,224		Golden Agri-Resources Ltd.		$377
				377
		Total Warrants
		(Cost $-)		429
		Total Investments in Securities
		(Cost $64,585,503)*	100.3%	$70,735,483
		Other Assets and Liabilities - Net	(0.3)	(187,394)
		Net Assets	100.0%	$70,548,089

	@	Non-income producing security
	ADR	American Depositary Receipt
	I	Illiquid Security
	**	Investment in affiliate
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $65,629,245.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,179,399
		Gross Unrealized Depreciation		(3,073,161)
		Net Unrealized Appreciation		$5,106,238

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.0%
Aerospace/Defense	1.1
Agriculture	1.0
Airlines	0.2
Apartments	0.1
Apparel	0.3
Auto Manufacturers	1.1
Auto Parts & Equipment	0.3
Banks	8.8
Beverages	1.4
Biotechnology	0.6
Building Materials	0.4
Chemicals	1.9
Coal	0.4
Commercial Services	1.2
Computers	2.2
Cosmetics/Personal Care	0.9
Distribution/Wholesale	0.6
Diversified	0.2
Diversified Financial Services	1.5
Electric	2.7
Electrical Components & Equipment	0.4
Electronics	1.0
Energy - Alternate Sources	0.0
Engineering & Construction	0.7
Entertainment	0.1
Environmental Control	0.2
Food	2.6
Food Service	0.1
Forest Products & Paper	0.2
Forestry	0.0
Gas	0.4
Hand/Machine Tools	0.1
Health Care	0.1
Healthcare - Products	1.6
Healthcare - Services	0.7
Holding Companies - Diversified	0.5
Home Builders	0.1
Home Furnishings	0.2
Household Products/Wares	0.4
Housewares	0.0
Insurance	3.2
Internet	0.9
Investment Companies	0.0
Iron/Steel	1.0
Leisure Time	0.2
Lodging	0.2
Machinery - Construction & Mining	0.3
Machinery - Diversified	0.6
Media	1.6
Metal Fabricate/Hardware	0.2
Mining	2.8
Miscellaneous Manufacturing	1.8
Mortgage	0.0
Office Property	0.1
Office/Business Equipment	0.3
Oil & Gas	6.8
Oil & Gas Services	0.8
Packaging & Containers	0.2
Pharmaceuticals	3.6
Pipelines	0.3
Real Estate	0.6
Regional Malls	0.1
Retail	3.0
Savings & Loans	0.1
Semiconductors	1.8
Shipbuilding	0.1
Shopping Centers	0.2
Software	1.5
Storage	0.0
Telecommunications	4.5
Textiles	0.0
Toys/Games/Hobbies	0.2
Transportation	1.3
Water	0.2
Other Long-Term Investments	25.5
Other Assets and Liabilities - Net	(0.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$1,831,375	$—	$1,831,375
Austria	—	122,726	—	122,726
Barbados	36,798	—	—	36,798
Belgium	—	220,718	—	220,718
Bermuda	158,671	23,402	—	182,073
Brazil	566,050	333,457	—	899,507
Canada	2,398,230	—	—	2,398,230
Chile	15,983	—	—	15,983
China	4,206	793,371	—	797,577
Czech Republic	—	16,063	—	16,063
Denmark	—	237,450	—	237,450
Finland	—	354,674	—	354,674
France	—	2,217,854	—	2,217,854
Germany	24,121	1,654,117	—	1,678,238
Greece	—	65,027	—	65,027
Guernsey	28,605	—	—	28,605
Hong Kong	44,510	721,282	—	765,792
Hungary	—	71,352	—	71,352
Indonesia	—	106,193	—	106,193
Ireland	126,217	60,882	—	187,099
Israel	21,036	109,775	—	130,811
Italy	—	713,626	—	713,626
Japan	36,771	4,037,502	—	4,074,273
Luxembourg	17,830	122,134	—	139,964
Malaysia	—	80,839	—	80,839
Mauritius	—	21,381	—	21,381
Mexico	277,729	—	—	277,729
Morocco	—	10,840	—	10,840
Netherlands	16,282	967,819	—	984,101
Norway	—	194,861	—	194,861
Philippines	—	48,668	—	48,668
Poland	—	122,803	—	122,803
Portugal	—	30,353	—	30,353
Russia	159,049	29,717	—	188,766
Singapore	—	312,181	—	312,181
South Africa	—	528,991	—	528,991
South Korea	153,753	679,219	—	832,972
Spain	—	837,916	—	837,916
Sweden	—	642,736	—	642,736
Switzerland	61,071	1,744,471	—	1,805,542
Taiwan	—	655,816	—	655,816
Thailand	—	93,431	—	93,431
Turkey	—	145,446	—	145,446
United Kingdom	12,285	4,178,207	—	4,190,492
United States	22,877,386	—	—	22,877,386
Total Common Stock	27,036,583	25,138,675	—	52,175,258
Real Estate Investment Trusts	328,906	230,935	—	559,841
Exchange-Traded Funds	17,976,256	—	—	17,976,256
Preferred Stock	—	23,421	—	23,421
Rights	—	278	—	278
Warrants	377	52	—	429
Total Investments, at value	$45,342,122	$25,393,361	$—	$70,735,483

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.2%
		Advertising: 0.3%
28,300		Omnicom Group	$1,098,323
			1,098,323
		Aerospace/Defense: 2.6%
5,310		Boeing Co.	385,559
2,990		General Dynamics Corp.	230,828
28,720		Lockheed Martin Corp.	2,390,078
3,480		Northrop Grumman Corp.	228,184
27,520		Raytheon Co.	1,571,942
69,560		United Technologies Corp.	5,120,312
			9,926,903
		Agriculture: 3.7%
187,230		Altria Group, Inc.	3,841,960
32,640		Archer-Daniels-Midland Co.	943,296
177,580		Philip Morris International, Inc.	9,262,573
			14,047,829
		Apparel: 0.6%
32,730		Nike, Inc.	2,405,655
			2,405,655
		Auto Manufacturers: 0.3%
30,420	L	Paccar, Inc.	1,318,403
			1,318,403
		Auto Parts & Equipment: 0.3%
33,250		Johnson Controls, Inc.	1,096,918
			1,096,918
		Banks: 1.8%
22,210	L	Bank of New York Mellon Corp.	685,845
11,490		Capital One Financial Corp.	475,801
2,800		Goldman Sachs Group, Inc.	477,764
28,580		Morgan Stanley	837,108
21,920		Northern Trust Corp.	1,211,299
23,850		State Street Corp.	1,076,589
63,730		Wells Fargo & Co.	1,983,278
			6,747,684
		Beverages: 4.8%
164,730		Coca-Cola Co.	9,060,150
144,980		PepsiCo, Inc.	9,591,877
			18,652,027
		Biotechnology: 3.8%
91,640	@	Amgen, Inc.	5,476,406
26,170	@	Biogen Idec, Inc.	1,501,111
41,620	@	Celgene Corp.	2,578,775
24,430	@	Genzyme Corp.	1,266,207
82,180	@	Gilead Sciences, Inc.	3,737,546
			14,560,045
		Chemicals: 2.1%
6,640		Air Products & Chemicals, Inc.	491,028
27,140		EI Du Pont de Nemours & Co.	1,010,694
49,285		Monsanto Co.	3,519,935
14,290		Mosaic Co.	868,403
27,950		Praxair, Inc.	2,319,850
			8,209,910
		Coal: 0.3%
24,240		Peabody Energy Corp.	1,107,768
			1,107,768
		Commercial Services: 2.3%
45,280		Automatic Data Processing, Inc.	2,013,602
7,715		Mastercard, Inc.	1,959,610
40,675		Visa, Inc.	3,702,645
63,540	L	Western Union Co.	1,077,638
			8,753,495
		Computers: 11.9%
80,775	@	Apple, Inc.	18,976,471
155,080	@	Dell, Inc.	2,327,751
18,920	@	EMC Corp.	341,317
167,530		Hewlett-Packard Co.	8,904,220
119,600		International Business Machines Corp.	15,338,700
			45,888,459
		Cosmetics/Personal Care: 3.8%
45,240		Colgate-Palmolive Co.	3,857,162
172,840		Procter & Gamble Co.	10,935,587
			14,792,749
		Diversified Financial Services: 0.9%
16,854		American Express Co.	695,396
920		Blackrock, Inc.	200,339

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
85,840		Charles Schwab Corp.	$1,604,350
377		CME Group, Inc.	119,173
6,100		Franklin Resources, Inc.	676,490
			3,295,748
		Electric: 0.1%
5,120		Exelon Corp.	224,307
4,830		FPL Group, Inc.	233,434
			457,741
		Electrical Components & Equipment: 0.9%
67,980		Emerson Electric Co.	3,422,113
			3,422,113
		Electronics: 0.0%
3,090	@	Thermo Fisher Scientific, Inc.	158,950
			158,950
		Energy - Alternate Sources: 0.1%
4,552	@, L	First Solar, Inc.	558,303
			558,303
		Environmental Control: 0.4%
40,080		Waste Management, Inc.	1,379,954
			1,379,954
		Food: 1.4%
12,210		General Mills, Inc.	864,346
23,080		Kellogg Co.	1,233,164
21,700		Kraft Foods, Inc.	656,208
49,630		Kroger Co.	1,074,986
53,400		Sysco Corp.	1,575,300
			5,404,004
		Healthcare - Products: 6.6%
54,850		Baxter International, Inc.	3,192,270
21,800		Becton Dickinson & Co.	1,716,314
48,570	@	Boston Scientific Corp.	350,675
193,120		Johnson & Johnson	12,591,424
101,290	S	Medtronic, Inc.	4,561,089
31,380	@	St. Jude Medical, Inc.	1,288,149
30,710		Stryker Corp.	1,757,226
			25,457,147
		Healthcare - Services: 0.1%
8,590		Aetna, Inc.	301,595
3,090	@	WellPoint, Inc.	198,934
			500,529
		Household Products/Wares: 0.5%
32,640		Kimberly-Clark Corp.	2,052,403
			2,052,403
		Insurance: 0.9%
42,190		Aflac, Inc.	2,290,495
21,730		Prudential Financial, Inc.	1,314,665
			3,605,160
		Internet: 5.2%
29,771	@	Amazon.com, Inc.	4,040,818
23,561	@	eBay, Inc.	634,969
21,727	@	Google, Inc. - Class A	12,319,426
74,350	@	Symantec Corp.	1,258,002
100,564	@	Yahoo!, Inc.	1,662,323
			19,915,538
		Leisure Time: 0.2%
18,060		Carnival Corp.	702,173
			702,173
		Machinery - Construction & Mining: 0.4%
27,230		Caterpillar, Inc.	1,711,406
			1,711,406
		Machinery - Diversified: 0.2%
9,560		Deere & Co.	568,438
			568,438
		Media: 0.5%
19,500		Comcast Corp. – Class A	366,990
41,620	@	DirecTV	1,407,172
			1,774,162
		Mining: 1.3%
40,850		Alcoa, Inc.	581,704
22,590		Freeport-McMoRan Copper & Gold, Inc.	1,887,169
43,360		Newmont Mining Corp.	2,208,325
11,680		Southern Copper Corp.	369,906
			5,047,104
		Miscellaneous Manufacturing: 2.5%
62,960		3M Co.	5,261,567
14,550		Danaher Corp.	1,162,691
67,300		Honeywell International, Inc.	3,046,671
			9,470,929
		Oil & Gas: 2.3%
114,010		ExxonMobil Corp.	7,636,390
31,127	@	Southwestern Energy Co.	1,267,491
			8,903,881

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services: 0.8%
49,050		Schlumberger Ltd.	$3,112,713
			3,112,713
		Pharmaceuticals: 6.1%
139,970		Abbott Laboratories	7,373,620
27,649		Allergan, Inc.	1,806,033
85,860		Bristol-Myers Squibb Co.	2,292,462
48,190		Eli Lilly & Co.	1,745,442
24,920	@	Express Scripts, Inc.	2,535,859
12,070		McKesson Corp.	793,240
43,640	@	Medco Health Solutions, Inc.	2,817,398
106,890		Merck & Co., Inc.	3,992,342
			23,356,396
		Retail: 9.9%
30,510		Best Buy Co., Inc.	1,297,895
39,250		Costco Wholesale Corp.	2,343,618
40,170		CVS Caremark Corp.	1,468,615
38,630		Gap, Inc.	892,739
10,430	L	Home Depot, Inc.	337,411
25,880	@, L	Kohl’s Corp.	1,417,706
41,900		Lowe’s Cos., Inc.	1,015,656
99,980		McDonald’s Corp.	6,670,666
64,590	L	Staples, Inc.	1,510,760
66,574	@	Starbucks Corp.	1,615,751
68,180		Target Corp.	3,586,268
89,900		Walgreen Co.	3,334,391
200,070		Wal-Mart Stores, Inc.	11,123,892
41,810		Yum! Brands, Inc.	1,602,577
			38,217,945
		Semiconductors: 2.9%
44,420		Broadcom Corp.	1,473,856
311,790		Intel Corp.	6,940,445
115,390		Texas Instruments, Inc.	2,823,593
			11,237,894
		Software: 8.2%
29,350		Activision Blizzard, Inc.	353,961
47,410	@	Adobe Systems, Inc.	1,676,892
697,700		Microsoft Corp.	20,421,679
346,080		Oracle Corp.	8,890,795
4,661	@	VMware, Inc.	248,431
			31,591,758
		Telecommunications: 6.6%
35,920	@, L	American Tower Corp.	1,530,551
522,223	@	Cisco Systems, Inc.	13,593,462
120,220	L	Corning, Inc.	2,429,646
47,410	@	Juniper Networks, Inc.	1,454,539
13,330	@	Motorola, Inc.	93,577
149,757		Qualcomm, Inc.	6,288,297
			25,390,072
		Transportation: 1.6%
4,350		Norfolk Southern Corp.	243,122
24,240		Union Pacific Corp.	1,776,792
62,670		United Parcel Service, Inc. - Class B	4,036,575
			6,056,489
		Total Common Stock
		(Cost $306,358,117)	381,955,118

REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Regional Malls: 0.2%
9,206		Simon Property Group, Inc.	772,383
		Total Real Estate Investment Trusts
		(Cost $432,771)	772,383
		Total Long-Term Investments
		(Cost $306,790,888)	382,727,501
SHORT-TERM INVESTMENTS: 1.1%
		Affiliated Mutual Fund: 0.5%
1,908,000		ING Institutional Prime Money Market Fund - Class I	1,908,000
		Total Mutual Fund
		(Cost $1,908,000)	1,908,000
		Securities Lending Collateral(cc): 0.6%
1,303,186		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)	1,303,186
1,230,638	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)	984,510
		Total Securities Lending Collateral
		(Cost $2,533,824)	2,287,696
		Total Short-Term Investments
		(Cost $4,441,824)	4,195,696

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Total Investments in Securities
		(Cost $311,232,712)*	100.5%	$386,923,197
		Other Assets and Liabilities - Net	(0.5)	(2,050,651)
		Net Assets	100.0%	$384,872,546

	@	Non-income producing security
	I	Illiquid Security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $311,371,361.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$80,368,879
		Gross Unrealized Depreciation		(4,817,043)
		Net Unrealized Appreciation		$75,551,836

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$381,955,118	$—	$—	$381,955,118
Real Estate Investment Trusts	772,383	—	—	772,383
Short-Term Investments	3,211,186	—	984,510	4,195,696
Total Investments, at value	$385,938,687	$—	$984,510	$386,923,197
Other Financial Instruments+:
Futures	136,873	—	—	136,873
Total Assets	$386,075,560	$—	$984,510	$387,060,070

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$984,510	$—	$—	$—	$—	$—	$—	$—	$984,510
Total Investments, at value	$984,510	$—	$—	$—	$—	$—	$—	$—	$984,510

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Russell™ Large Cap Growth Index Portfolio Open Futures Contracts on March 31, 2010:

	Number			Unrealized Appreciation/
Contract Description	of Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
S&P 500 E-Mini	47	06/18/10	$2,738,220	$136,873

			$2,738,220	$136,873

			PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio			as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 96.3%
		Advertising: 0.1%
28,550		Omnicom Group	$1,108,026
			1,108,026
		Aerospace/Defense: 2.5%
66,600		Boeing Co.	4,835,826
31,650		General Dynamics Corp.	2,443,380
29,150		Lockheed Martin Corp.	2,425,863
29,650		Northrop Grumman Corp.	1,944,151
36,150		Raytheon Co.	2,064,888
76,700		United Technologies Corp.	5,645,887
			19,359,995
		Agriculture: 2.0%
189,550		Altria Group, Inc.	3,889,566
58,850		Archer-Daniels-Midland Co.	1,700,765
179,800		Philip Morris International, Inc.	9,378,368
15,450		Reynolds American, Inc.	833,991
			15,802,690
		Apparel: 0.3%
33,200		Nike, Inc.	2,440,200
			2,440,200
		Auto Manufacturers: 0.6%
286,400	@	Ford Motor Co.	3,600,048
33,350		Paccar, Inc.	1,445,389
			5,045,437
		Auto Parts & Equipment: 0.3%
61,500		Johnson Controls, Inc.	2,028,885
			2,028,885
		Banks: 10.5%
906,343		Bank of America Corp.	16,178,223
109,550	L	Bank of New York Mellon Corp.	3,382,904
63,000		BB&T Corp.	2,040,570
41,400		Capital One Financial Corp.	1,714,374
1,719,950	@, S	Citigroup, Inc.	6,965,798
46,100		Goldman Sachs Group, Inc.	7,866,043
344,585		JPMorgan Chase & Co.	15,420,179
124,550		Morgan Stanley	3,648,070
22,100		Northern Trust Corp.	1,221,246
44,950		PNC Financial Services Group, Inc.	2,683,515
45,250		State Street Corp.	2,042,585
173,900		US Bancorp.	4,500,532
473,271		Wells Fargo & Co.	14,728,194
			82,392,233
		Beverages: 2.7%
212,250		Coca-Cola Co.	11,673,750
146,300		PepsiCo, Inc.	9,679,208
			21,352,958
		Biotechnology: 1.9%
92,800	@	Amgen, Inc.	5,545,728
26,400	@	Biogen Idec, Inc.	1,514,304
42,250	@	Celgene Corp.	2,617,810
24,750	@	Genzyme Corp.	1,282,793
83,100	@	Gilead Sciences, Inc.	3,779,388
			14,740,023
		Chemicals: 1.8%
19,300		Air Products & Chemicals, Inc.	1,427,235
101,900		Dow Chemical Co.	3,013,183
82,850		EI Du Pont de Nemours & Co.	3,085,334
50,000		Monsanto Co.	3,571,000
14,500		Mosaic Co.	881,165
28,200		Praxair, Inc.	2,340,600
			14,318,517
		Coal: 0.1%
24,550		Peabody Energy Corp.	1,121,935
			1,121,935
		Commercial Services: 1.1%
46,000		Automatic Data Processing, Inc.	2,045,620
7,850		Mastercard, Inc.	1,993,900
41,150		Visa, Inc.	3,745,885
64,300		Western Union Co.	1,090,528
			8,875,933
		Computers: 6.6%
81,700	@	Apple, Inc.	19,193,781
157,100	@	Dell, Inc.	2,358,071
184,550	@	EMC Corp.	3,329,282
219,200		Hewlett-Packard Co.	11,650,480
121,150		International Business Machines Corp.	15,537,488
			52,069,102

			PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio			as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Cosmetics/Personal Care: 2.6%
45,850		Colgate-Palmolive Co.	$3,909,171
267,232		Procter & Gamble Co.	16,907,769
			20,816,940
		Diversified Financial Services: 1.2%
93,000		American Express Co.	3,837,180
2,950		Blackrock, Inc.	642,392
87,000		Charles Schwab Corp.	1,626,030
6,100		CME Group, Inc.	1,928,271
13,850		Franklin Resources, Inc.	1,535,965
			9,569,838
		Electric: 2.3%
43,700		American Electric Power Co., Inc.	1,493,666
54,150		Dominion Resources, Inc.	2,226,107
117,950		Duke Energy Corp.	1,924,944
18,000		Entergy Corp.	1,464,300
60,400		Exelon Corp.	2,646,124
28,000		FirstEnergy Corp.	1,094,520
37,650		FPL Group, Inc.	1,819,625
33,800		Pacific Gas & Electric Co.	1,433,796
46,350		Public Service Enterprise Group, Inc.	1,368,252
71,750		Southern Co.	2,379,230
			17,850,564
		Electrical Components & Equipment: 0.4%
68,900		Emerson Electric Co.	3,468,426
			3,468,426
		Electronics: 0.2%
38,300	@	Thermo Fisher Scientific, Inc.	1,970,152
			1,970,152
		Energy - Alternate Sources: 0.1%
4,700	@, L	First Solar, Inc.	576,455
			576,455
		Environmental Control: 0.2%
45,100		Waste Management, Inc.	1,552,793
			1,552,793
		Food: 1.4%
30,100		General Mills, Inc.	2,130,779
23,300		Kellogg Co.	1,244,919
159,150		Kraft Foods, Inc.	4,812,696
59,850	L	Kroger Co.	1,296,351
54,050		Sysco Corp.	1,594,475
			11,079,220
		Healthcare - Products: 4.0%
55,400		Baxter International, Inc.	3,224,280
22,000		Becton Dickinson & Co.	1,732,060
138,050	@, L	Boston Scientific Corp.	996,721
16,575	@	CareFusion Corp.	438,077
252,600		Johnson & Johnson	16,469,520
102,600		Medtronic, Inc.	4,620,078
31,700	@	St. Jude Medical, Inc.	1,301,285
31,050		Stryker Corp.	1,776,681
19,750	@	Zimmer Holdings, Inc.	1,169,200
			31,727,902
		Healthcare - Services: 1.0%
40,950		Aetna, Inc.	1,437,755
109,050		UnitedHealth Group, Inc.	3,562,664
42,100	@	WellPoint, Inc.	2,710,398
			7,710,817
		Household Products/Wares: 0.3%
38,000		Kimberly-Clark Corp.	2,389,440
			2,389,440
		Insurance: 1.8%
42,900		Aflac, Inc.	2,329,041
49,200		Allstate Corp.	1,589,652
32,250		Chubb Corp.	1,672,163
29,967		Loews Corp.	1,117,170
52,900		Metlife, Inc.	2,292,686
42,250		Prudential Financial, Inc.	2,556,125
50,000		Travelers Cos., Inc.	2,697,000
			14,253,837
		Internet: 2.9%
30,100	@, L	Amazon.com, Inc.	4,085,473
9,925	@	AOL, Inc.	250,904
102,500	@	eBay, Inc.	2,762,375
22,000	@	Google, Inc. - Class A	12,474,220
75,200	@	Symantec Corp.	1,272,384
108,850	@, L	Yahoo!, Inc.	1,799,291
			22,644,647
		Iron/Steel: 0.2%
28,800		Nucor Corp.	1,306,944
			1,306,944

			PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio			as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Leisure Time: 0.2%
40,200		Carnival Corp.	$1,562,976
			1,562,976
		Machinery - Construction & Mining: 0.4%
55,150		Caterpillar, Inc.	3,466,178
			3,466,178
		Machinery - Diversified: 0.3%
38,700		Deere & Co.	2,301,102
			2,301,102
		Media: 3.1%
263,450		Comcast Corp. — Class A	4,958,129
89,657	@	DirecTV	3,031,303
4,800	@	Liberty Media Corp. - Starz	262,464
208,650		News Corp. - Class A	3,006,647
32,293		Time Warner Cable, Inc.	1,721,540
109,683		Time Warner, Inc.	3,429,787
49,750	@	Viacom - Class B	1,710,405
173,500		Walt Disney Co.	6,056,885
			24,177,160
		Mining: 0.9%
89,350		Alcoa, Inc.	1,272,344
37,750		Freeport-McMoRan Copper & Gold, Inc.	3,153,635
43,850		Newmont Mining Corp.	2,233,281
16,200		Southern Copper Corp.	513,054
			7,172,314
		Miscellaneous Manufacturing: 3.8%
63,600		3M Co.	5,315,052
23,700		Danaher Corp.	1,893,867
970,650		General Electric Co.	17,665,815
68,200		Honeywell International, Inc.	3,087,414
41,150		Illinois Tool Works, Inc.	1,948,864
			29,911,012
		Oil & Gas: 9.9%
45,800		Anadarko Petroleum Corp.	3,335,614
30,750		Apache Corp.	3,121,125
57,400		Chesapeake Energy Corp.	1,356,936
183,794		Chevron Corp.	13,937,099
135,800		ConocoPhillips	6,948,886
40,700		Devon Energy Corp.	2,622,301
22,950		EOG Resources, Inc.	2,132,973
447,300	S	ExxonMobil Corp.	29,960,154
26,550		Hess Corp.	1,660,703
64,950		Marathon Oil Corp.	2,055,018
74,350		Occidental Petroleum Corp.	6,285,549
31,500	@	Southwestern Energy Co.	1,282,680
51,600		Valero Energy Corp.	1,016,520
53,100		XTO Energy, Inc.	2,505,258
			78,220,816

		Oil & Gas Services: 1.6%
28,400		Baker Hughes, Inc.	1,330,256
82,250		Halliburton Co.	2,478,193
38,350		National Oilwell Varco, Inc.	1,556,243
109,650		Schlumberger Ltd.	6,958,389
			12,323,081

		Pharmaceuticals: 6.1%
141,600		Abbott Laboratories	7,459,488
27,900		Allergan, Inc.	1,822,428
156,800		Bristol-Myers Squibb Co.	4,186,560
32,950		Cardinal Health, Inc.	1,187,189
92,900	L	Eli Lilly & Co.	3,364,838
25,200	@	Express Scripts, Inc.	2,564,352
24,950		McKesson Corp.	1,639,714
44,150	@	Medco Health Solutions, Inc.	2,850,324
279,585		Merck & Co., Inc.	10,442,500
738,939		Pfizer, Inc.	12,672,804
			48,190,197
		Pipelines: 0.2%
53,100		Williams Cos., Inc.	1,226,610
			1,226,610
		Retail: 6.2%
30,850		Best Buy Co., Inc.	1,312,359
39,850		Costco Wholesale Corp.	2,379,444
133,450		CVS Caremark Corp.	4,878,932
44,200		Gap, Inc.	1,021,462
155,500		Home Depot, Inc.	5,030,425
28,000	@	Kohl’s Corp.	1,533,840
135,150		Lowe’s Cos., Inc.	3,276,036
101,100		McDonald’s Corp.	6,745,392
65,550		Staples, Inc.	1,533,215
67,400	@	Starbucks Corp.	1,635,798
68,900		Target Corp.	3,624,140
90,950		Walgreen Co.	3,373,336
202,650		Wal-Mart Stores, Inc.	11,267,340
42,300		Yum! Brands, Inc.	1,621,359
			49,233,078

			PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio			as of March 31, 2010 (Unaudited) (continued)

Shares				Value
			Semiconductors: 2.2%
121,800			Applied Materials, Inc.	$1,641,864
45,100			Broadcom Corp.	1,496,418
512,000			Intel Corp.	11,397,120
116,800			Texas Instruments, Inc.	2,858,096
				17,393,498
			Software: 4.1%
51,200			Activision Blizzard, Inc.	617,472
48,050	@		Adobe Systems, Inc.	1,699,529
706,480			Microsoft Corp.	20,678,670
350,445			Oracle Corp.	9,002,932
4,700	@, L		VMware, Inc.	250,510
				32,249,113
			Telecommunications: 6.4%
36,500	@		American Tower Corp.	1,555,265
540,800			AT&T, Inc.	13,974,272
528,800	@		Cisco Systems, Inc.	13,764,664
142,350			Corning, Inc.	2,876,894
48,000	@		Juniper Networks, Inc.	1,472,640
210,100	@		Motorola, Inc.	1,474,902
151,700			Qualcomm, Inc.	6,369,883
261,187	@		Sprint Nextel Corp.	992,511
260,350			Verizon Communications, Inc.	8,076,057
				50,557,088
			Transportation: 1.8%
35,850			CSX Corp.	1,824,765
28,550			FedEx Corp.	2,666,570
33,700			Norfolk Southern Corp.	1,883,493
46,250			Union Pacific Corp.	3,390,125
63,350			United Parcel Service, Inc. - Class B	4,080,374
				13,845,327
			Total Common Stock (Cost $ 579,888,428)	759,403,459
REAL ESTATE INVESTMENT TRUSTS: 0.3%
			Regional Malls: 0.3%
22,062			Simon Property Group, Inc.	1,851,002
			Total Real Estate Investment Trusts (Cost $ 1,107,267)	1,851,002
			Total Long-Term Investments (Cost $580,995,695)	761,254,461
SHORT-TERM INVESTMENTS: 3.2%
			Affiliated Mutual Fund: 3.1%
24,581,000			ING Institutional Prime Money Market Fund - Class I	24,581,000
			Total Mutual Fund (Cost $24,581,000)	24,581,000
			Securities Lending Collateral(cc): 0.1%
538,880			Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)	538,880
522,936	I		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)	418,349
			Total Securities Lending Collateral
			(Cost $1,061,816)	957,229
			Total Short-Term Investments
			(Cost $25,642,816)	25,538,229
			Total Investments in Securities
		(Cost $606,638,511) *	99.8%	$786,792,690
		Other Assets and Liabilities - Net	0.2	1,637,888
		Net Assets	100.0%	$788,430,578

	@		Non-income producing security
	I		Illiquid Security
	cc		Securities purchased with cash collateral for securities loaned.
	(1)		Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	L		Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*		Cost for federal income tax purposes is $651,174,185.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$181,798,256
			Gross Unrealized Depreciation	(46,179,751)
			Net Unrealized Appreciation	$135,618,505

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$759,403,459	$—	$—	$759,403,459
Real Estate Investment Trusts	1,851,002	—	—	1,851,002
Short-Term Investments	25,119,880	—	418,349	25,538,229
Total Investments, at value	$786,374,341	$—	$418,349	$786,792,690
Other Financial Instruments+:
Futures	1,008,374	—	—	1,008,374
Total Assets	$787,382,715	$—	$418,349	$787,801,064

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$418,349	$—	$—	$—	$—	$—	$—	$—	$418,349
Total Investments, at value	$418,349	$—	$—	$—	$—	$—	$—	$—	$418,349

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Russell™ Large Cap Index Portfolio Open Futures Contracts on March 31, 2010:

	Number of			Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
S&P 500®	96	06/17/10	$27,964,800	$1,008,374
			$27,964,800	$1,008,374

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.5%
		Aerospace/Defense: 2.4%
13,050		Boeing Co.	$947,561
6,100		General Dynamics Corp.	470,920
5,600		Northrop Grumman Corp.	367,192
1,850		Raytheon Co.	105,672
1,385		United Technologies Corp.	101,950
			1,993,295
		Agriculture: 0.4%
5,450		Archer-Daniels-Midland Co.	157,505
3,350		Reynolds American, Inc.	180,833
			338,338
		Auto Manufacturers: 1.0%
61,200	@	Ford Motor Co.	769,284
650		Paccar, Inc.	28,171
			797,455
		Auto Parts & Equipment: 0.2%
6,035		Johnson Controls, Inc.	199,095
			199,095
		Banks: 19.8%
194,593		Bank of America Corp.	3,473,478
18,600		Bank of New York Mellon Corp.	574,368
13,940		BB&T Corp.	451,517
6,400		Capital One Financial Corp.	265,024
369,250	@	Citigroup, Inc.	1,495,463
9,400		Goldman Sachs Group, Inc.	1,603,922
73,750		JPMorgan Chase & Co.	3,300,313
20,115		Morgan Stanley	589,168
9,950		PNC Financial Services Group, Inc.	594,015
4,520		State Street Corp.	204,033
37,210		US Bancorp.	962,995
86,346		Wells Fargo & Co.	2,687,088
			16,201,384
		Beverages: 0.7%
9,695		Coca-Cola Co.	533,225
			533,225
		Chemicals: 1.6%
2,800		Air Products & Chemicals, Inc.	207,060
21,860		Dow Chemical Co.	646,400
11,860		EI Du Pont de Nemours & Co.	441,666
			1,295,126
		Computers: 1.5%
35,350	@	EMC Corp.	637,714
10,630		Hewlett-Packard Co.	564,985
			1,202,699
		Cosmetics/Personal Care: 1.5%
19,685		Procter & Gamble Co.	1,245,470
			1,245,470
		Diversified Financial Services: 1.6%
16,150		American Express Co.	666,349
450		Blackrock, Inc.	97,992
1,250		CME Group, Inc.	395,138
1,650		Franklin Resources, Inc.	182,985
			1,342,464
		Electric: 4.5%
9,390		American Electric Power Co., Inc.	320,950
11,550		Dominion Resources, Inc.	474,821
25,300		Duke Energy Corp.	412,896
3,750		Entergy Corp.	305,063
11,715		Exelon Corp.	513,234
6,000		FirstEnergy Corp.	234,540
7,000		FPL Group, Inc.	338,310
7,140		Pacific Gas & Electric Co.	302,879
9,910		Public Service Enterprise Group, Inc.	292,543
15,400		Southern Co.	510,664
			3,705,900
		Electronics: 0.5%
7,550	@	Thermo Fisher Scientific, Inc.	388,372
			388,372
		Environmental Control: 0.0%
950		Waste Management, Inc.	32,709
			32,709
		Food: 1.4%
3,680		General Mills, Inc.	260,507
28,900		Kraft Foods, Inc.	873,936
2,100		Kroger Co.	45,486
			1,179,929

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Healthcare - Products: 1.6%
19,000	@	Boston Scientific Corp.	$137,180
3,440	@	CareFusion Corp.	90,919
12,250		Johnson & Johnson	798,700
4,200	@	Zimmer Holdings, Inc.	248,640
			1,275,439
		Healthcare - Services: 1.9%
6,830		Aetna, Inc.	239,801
23,500		UnitedHealth Group, Inc.	767,745
8,370	@	WellPoint, Inc.	538,861
			1,546,407
		Household Products/Wares: 0.1%
1,050		Kimberly-Clark Corp.	66,024
			66,024
		Insurance: 2.7%
10,400		Allstate Corp.	336,024
6,800		Chubb Corp.	352,580
6,300		Loews Corp.	234,864
11,300		Metlife, Inc.	489,742
4,480		Prudential Financial, Inc.	271,040
10,345		Travelers Cos., Inc.	558,009
			2,242,259
		Internet: 0.7%
2,195	@	AOL, Inc.	55,490
16,750	@	eBay, Inc.	451,413
1,600	@	Yahoo!, Inc.	26,448
			533,351
		Iron/Steel: 0.3%
6,150		Nucor Corp.	279,087
			279,087
		Leisure Time: 0.2%
4,600		Carnival Corp.	178,848
			178,848
		Machinery - Construction & Mining: 0.5%
5,900		Caterpillar, Inc.	370,815
			370,815
		Machinery - Diversified: 0.4%
6,150		Deere & Co.	365,679
			365,679
		Media: 5.9%
52,250		Comcast Corp. – Class A	983,345
10,351	@	DirecTV	349,967
1,065	@	Liberty Media Corp. - Starz	58,234
44,700		News Corp. - Class A	644,127
6,826		Time Warner Cable, Inc.	363,894
23,448		Time Warner, Inc.	733,219
10,600	@	Viacom - Class B	364,428
37,105		Walt Disney Co.	1,295,336
			4,792,550
		Mining: 0.6%
10,300		Alcoa, Inc.	146,672
3,265		Freeport-McMoRan Copper & Gold, Inc.	272,758
950		Southern Copper Corp.	30,087
			449,517
		Miscellaneous Manufacturing: 5.3%
2,000		Danaher Corp.	159,820
207,805		General Electric Co.	3,782,051
8,850		Illinois Tool Works, Inc.	419,136
			4,361,007
		Oil & Gas: 18.1%
9,785		Anadarko Petroleum Corp.	712,642
6,560		Apache Corp.	665,840
12,350		Chesapeake Energy Corp.	291,954
39,285	S	Chevron Corp.	2,978,982
29,100		ConocoPhillips	1,489,047
8,810		Devon Energy Corp.	567,628
4,750		EOG Resources, Inc.	441,465
71,060		ExxonMobil Corp.	4,759,599
5,590		Hess Corp.	349,655
14,050		Marathon Oil Corp.	444,542
15,830		Occidental Petroleum Corp.	1,338,268
11,350		Valero Energy Corp.	223,595
11,300		XTO Energy, Inc.	533,134
			14,796,351
		Oil & Gas Services: 2.4%
5,700		Baker Hughes, Inc.	266,988
17,545		Halliburton Co.	528,631
8,300		National Oilwell Varco, Inc.	336,814
12,845		Schlumberger Ltd.	815,144
			1,947,577

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Pharmaceuticals: 6.4%
15,050		Bristol-Myers Squibb Co.		$401,835
7,030		Cardinal Health, Inc.		253,291
9,400		Eli Lilly & Co.		340,468
2,860		McKesson Corp.		187,959
36,700		Merck & Co., Inc.		1,370,745
157,907		Pfizer, Inc.		2,708,105
				5,262,403
		Pipelines: 0.3%
11,320		Williams Cos., Inc.		261,492
				261,492
		Retail: 2.8%
19,835		CVS Caremark Corp.		725,168
1,200		Gap, Inc.		27,732
31,100		Home Depot, Inc.		1,006,085
450	@	Kohl’s Corp.		24,651
19,800		Lowe’s Cos., Inc.		479,952
				2,263,588
		Semiconductors: 1.6%
26,050		Applied Materials, Inc.		351,154
42,000		Intel Corp.		934,920
				1,286,074
		Software: 0.1%
4,550		Activision Blizzard, Inc.		54,873
				54,873
		Telecommunications: 6.5%
115,800		AT&T, Inc.		2,992,272
4,465		Corning, Inc.		90,238
42,100	@	Motorola, Inc.		295,542
54,850	@	Sprint Nextel Corp.		208,430
55,695		Verizon Communications, Inc.		1,727,659
				5,314,141
		Transportation: 2.0%
7,680		CSX Corp.		390,912
6,050		FedEx Corp.		565,070
6,175		Norfolk Southern Corp.		345,121
4,590		Union Pacific Corp.		336,447
				1,637,550
		Total Common Stock
		(Cost $56,875,673)		79,740,493
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Regional Malls: 0.3%
2,758		Simon Property Group, Inc.		231,396
		Total Real Estate Investment Trusts
		(Cost $130,108)		231,396
		Total Long-Term Investments
		(Cost $57,005,781)		79,971,889
SHORT-TERM INVESTMENTS: 2.0%
		Affiliated Mutual Fund: 2.0%
1,680,000		ING Institutional Prime Money Market Fund - Class I		1,680,000
		Total Short-Term Investments
		(Cost $1,680,000)		1,680,000
		Total Investments in Securities
		(Cost $58,685,781) *	99.8%	$81,651,889
		Other Assets and Liabilities - Net	0.2	134,490
		Net Assets	100.0%	$81,786,379

	@	Non-income producing security
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $63,953,350.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$23,160,018
		Gross Unrealized Depreciation		(5,461,479)
		Net Unrealized Appreciation		$17,698,539

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$79,740,493	$—	$—	$79,740,493
Real Estate Investment Trusts	231,396	—	—	231,396
Short-Term Investments	1,680,000	—	—	1,680,000
Total Investments, at value	$81,651,889	$—	$—	$81,651,889
Other Financial Instruments+:
Futures	59,725	—	—	59,725
Total Assets	$81,711,614	$—	$—	$81,711,614

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Russell™ Large Cap Value Index Portfolio Open Futures Contracts on March 31, 2010:

				Unrealized
	Number of			Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
S&P 500 E-Mini	34	06/18/10	$1,980,840	$59,725
			$1,980,840	$59,725

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 95.3%
		Aerospace/Defense: 1.6%
5,980	@	Alliant Techsystems, Inc.	$486,174
8,560	@	BE Aerospace, Inc.	260,652
22,520		Goodrich Corp.	1,588,110
29,000		Rockwell Collins, Inc.	1,815,110
6,100	@	Spirit Aerosystems Holdings, Inc.	142,618
7,160	@	TransDigm Group, Inc.	379,766
			4,672,430
		Agriculture: 0.6%
25,680		Lorillard, Inc.	1,932,163
			1,932,163
		Airlines: 1.3%
51,960	@	AMR Corp.	473,356
21,875	@, L	Continental Airlines, Inc.	480,594
5,440		Copa Holdings S.A.	330,752
140,880	@	Delta Airlines, Inc.	2,055,439
42,220		Southwest Airlines Co.	558,148
			3,898,289
		Apparel: 1.3%
58,040		Coach, Inc.	2,293,741
17,240	@	Hanesbrands, Inc.	479,617
9,460		Polo Ralph Lauren Corp.	804,478
3,640		VF Corp.	291,746
			3,869,582
		Auto Manufacturers: 0.2%
11,520	@	Navistar International Corp.	515,290
			515,290
		Auto Parts & Equipment: 0.6%
19,740	@	BorgWarner, Inc.	753,673
1,220	@	Federal Mogul Corp.	22,399
44,100	@	Goodyear Tire & Rubber Co.	557,424
2,260	@	TRW Automotive Holdings Corp.	64,591
10,260		WABCO Holdings, Inc.	306,979
			1,705,066
		Banks: 0.1%
1,300		BOK Financial Corp.	68,172
7,160	S	CapitalSource, Inc.	40,024
3,974		Commerce Bancshares, Inc.	163,490
			271,686
		Beverages: 1.1%
13,600		Brown-Forman Corp.	808,520
47,980		Coca-Cola Enterprises, Inc.	1,327,127
6,260	@	Green Mountain Coffee Roasters, Inc.	606,093
12,560	@	Hansen Natural Corp.	544,853
1,380		Molson Coors Brewing Co.	58,043
			3,344,636
		Biotechnology: 3.2%
1,400	@	Abraxis Bioscience, Inc.	72,450
15,740	@	Alexion Pharmaceuticals, Inc.	855,784
25,720	@	Amylin Pharmaceuticals, Inc.	578,443
3,480	@	Bio-Rad Laboratories, Inc.	360,250
8,120	@	Charles River Laboratories International, Inc.	319,197
24,220	@, L	Dendreon Corp.	883,303
22,380	@, L	Illumina, Inc.	870,582
28,420	@	Life Technologies Corp.	1,485,513
10,040	@	Millipore Corp.	1,060,224
17,400	@	Myriad Genetics, Inc.	418,470
10,600	@	OSI Pharmaceuticals, Inc.	631,230
8,600	@	Talecris Biotherapeutics Holdings Corp.	171,312
8,460	@	United Therapeutics Corp.	468,092
35,540	@	Vertex Pharmaceuticals, Inc.	1,452,520
			9,627,370
		Building Materials: 0.5%
1,680	@	Armstrong World Industries, Inc.	61,001
8,040		Eagle Materials, Inc.	213,382
8,560		Lennox International, Inc.	379,379
3,200	L	Martin Marietta Materials, Inc.	267,360
30,860		Masco Corp.	478,947
6,800	@	Owens Corning, Inc.	172,992
			1,573,061
		Chemicals: 3.0%
980		Albemarle Corp.	41,777
1,080		Ashland, Inc.	56,992
26,180		Celanese Corp.	833,833
7,340		CF Industries Holdings, Inc.	669,261

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
43,120		Ecolab, Inc.	$1,895,124
11,260		FMC Corp.	681,680
13,440		International Flavors & Fragrances, Inc.	640,685
7,060	@, L	Intrepid Potash, Inc.	214,130
10,740		Lubrizol Corp.	985,073
12,420		RPM International, Inc.	265,043
15,520		Sherwin-Williams Co.	1,050,394
22,220		Sigma-Aldrich Corp.	1,192,325
12,500		Terra Industries, Inc.	572,000
220	L	Valhi, Inc.	4,330
			9,102,647
		Coal: 1.3%
21,870	@	Alpha Natural Resources, Inc.	1,091,094
32,900		Consol Energy, Inc.	1,403,514
12,480		Massey Energy Co.	652,579
9,700		Walter Industries, Inc.	895,019
			4,042,206
		Commercial Services: 5.9%
8,800		Aaron Rents, Inc.	293,392
9,780	@, L	Alliance Data Systems Corp.	625,822
24,100	@	Apollo Group, Inc. - Class A	1,477,089
8,420	@	Brink’s Home Security Holdings, Inc.	358,271
12,440	@	Career Education Corp.	393,602
2,460	@	Convergys Corp.	30,160
2,520	@	Corrections Corp. of America	50,047
11,340		DeVry, Inc.	739,368
2,600	@, L	Education Management Corp.	56,940
18,000		Equifax, Inc.	644,400
9,480	@	FTI Consulting, Inc.	372,754
11,420	@	Genpact Ltd.	191,513
14,580		Global Payments, Inc.	664,119
62,060		H&R Block, Inc.	1,104,668
15,200	@	Hewitt Associates, Inc.	604,656
4,200		Hillenbrand, Inc.	92,358
3,200		Interactive Data Corp.	102,400
32,900		Iron Mountain, Inc.	901,460
6,990	@	ITT Educational Services, Inc.	786,235
17,380		Lender Processing Services, Inc.	656,095
13,460	@	Monster Worldwide, Inc.	223,571
34,280		Moody’s Corp.	1,019,830
3,560	@	Morningstar, Inc.	171,200
58,700		Paychex, Inc.	1,802,090
19,120		Pharmaceutical Product Development, Inc.	454,100
27,920		Robert Half International, Inc.	849,606
9,700		RR Donnelley & Sons Co.	207,095
53,160	@	SAIC, Inc.	940,932
22,100		SEI Investments Co.	485,537
2,680	L	Strayer Education, Inc.	652,634
21,340		Total System Services, Inc.	334,184
13,100	@	Verisk Analytics, Inc.	369,420
620		Weight Watchers International, Inc.	15,829
			17,671,377
		Computers: 3.9%
24,800	@, S	Brocade Communications Systems, Inc.	141,608
48,120	@, S	Cadence Design Systems, Inc.	320,479
53,340	@	Cognizant Technology Solutions Corp.	2,719,273
10,600		Diebold, Inc.	336,656
6,120		DST Systems, Inc.	253,674
8,800	@	IHS, Inc.	470,536
14,680	@	Micros Systems, Inc.	482,678
28,980	@	NCR Corp.	399,924
60,660	@	NetApp, Inc.	1,975,090
20,080	@	Sandisk Corp.	695,370
80,800	@	Seagate Technology, Inc.	1,475,408
16,500	@	Synopsys, Inc.	369,105
25,740	@	Teradata Corp.	743,629
36,700	@	Western Digital Corp.	1,430,933
			11,814,363
		Cosmetics/Personal Care: 1.4%
13,240		Alberto-Culver Co.	346,226
77,920		Avon Products, Inc.	2,639,152
20,380		Estee Lauder Cos., Inc.	1,322,051
			4,307,429
		Distribution/Wholesale: 1.0%
24,040	L	Fastenal Co.	1,153,680
25,560	@	LKQ Corp.	518,868
4,100	@	Wesco International, Inc.	142,311
11,280		WW Grainger, Inc.	1,219,594
			3,034,453
		Diversified Financial Services: 3.4%
7,480	@	Affiliated Managers Group, Inc.	590,920
4,800	@	AmeriCredit Corp.	114,048

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
3,520		Ameriprise Financial, Inc.	$159,667
21,360		Eaton Vance Corp.	716,414
15,060	L	Federated Investors, Inc.	397,283
34,740	@, L	GLG Partners, Inc.	106,652
3,800	L	Greenhill & Co., Inc.	311,942
13,320	@	IntercontinentalExchange, Inc.	1,494,238
6,040		Invesco Ltd.	132,336
680	@	Investment Technology Group, Inc.	11,349
28,000		Janus Capital Group, Inc.	400,120
16,040	L	Jefferies Group, Inc.	379,667
13,900		Lazard Ltd.	496,230
10,960	@	Nasdaq Stock Market, Inc.	231,475
12,280		NYSE Euronext	363,611
18,440	@	SLM Corp.	230,869
80		Student Loan Corp.	2,842
46,700		T. Rowe Price Group, Inc.	2,565,231
47,640	@	TD Ameritrade Holding Corp.	908,018
15,740		Waddell & Reed Financial, Inc.	567,270
			10,180,182
		Electric: 1.9%
97,940	@, S	AES Corp.	1,077,340
18,920		Allegheny Energy, Inc.	435,160
32,960	@, S	Calpine Corp.	391,894
28,160		Constellation Energy Group, Inc.	988,698
2,840		DPL, Inc.	77,220
3,220	L	Integrys Energy Group, Inc.	152,564
9,180		ITC Holdings Corp.	504,900
18,320		NV Energy, Inc.	225,886
3,540		Ormat Technologies, Inc.	99,616
68,620		PPL Corp.	1,901,460
			5,854,738
		Electrical Components & Equipment: 0.7%
4,200	@, L	A123 Systems, Inc.	57,708
19,700		Ametek, Inc.	816,762
10,580	@	Energizer Holdings, Inc.	664,001
1,320		Hubbell, Inc.	66,568
2,140		Molex, Inc.	44,640
17,640	@, L	Sunpower Corp. - Class A	333,396
			1,983,075
		Electronics: 3.5%
62,560	@	Agilent Technologies, Inc.	2,151,438
31,240		Amphenol Corp.	1,318,016
9,180	@	Arrow Electronics, Inc.	276,593
9,320	@	Avnet, Inc.	279,600
1,980		AVX Corp.	28,116
9,620	@	Dolby Laboratories, Inc.	564,405
27,480	@	Flir Systems, Inc.	774,936
16,680	L	Garmin Ltd.	641,846
25,120		Gentex Corp.	487,830
6,740	@	Itron, Inc.	489,122
17,020		Jabil Circuit, Inc.	275,554
6,020	@	Mettler Toledo International, Inc.	657,384
10,260		National Instruments Corp.	342,171
4,420		PerkinElmer, Inc.	105,638
3,220	@	Thomas & Betts Corp.	126,353
21,880	@	Trimble Navigation Ltd.	628,394
7,160	@, S	Vishay Intertechnology, Inc.	73,247
17,640	@	Waters Corp.	1,191,406
			10,412,049
		Engineering & Construction: 1.6%
17,110	@	Aecom Technology Corp.	485,411
32,840		Fluor Corp.	1,527,388
22,440	@	Jacobs Engineering Group, Inc.	1,014,064
41,580	@	McDermott International, Inc.	1,119,334
12,420	@	Shaw Group, Inc.	427,496
1,980	@	URS Corp.	98,228
			4,671,921
		Entertainment: 0.4%
44,920		International Game Technology	828,774
7,560		Regal Entertainment Group	132,829
11,640	@	Scientific Games Corp.	163,891
780	@, L	Warner Music Group Corp.	5,390
			1,130,884
		Environmental Control: 0.8%
25,180		Nalco Holding Co.	612,629
18,700		Republic Services, Inc.	542,674
15,520	@	Stericycle, Inc.	845,840
10,640	@	Waste Connections, Inc.	361,334
			2,362,477
		Food: 2.2%
24,340		Campbell Soup Co.	860,419
32,840	@	Dean Foods Co.	515,260

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Food (continued)
11,640		Flowers Foods, Inc.	$287,974
16,420		Hershey Co.	702,940
46,540		HJ Heinz Co.	2,122,689
1,300		Hormel Foods Corp.	54,613
23,640		McCormick & Co., Inc.	906,830
31,460		Sara Lee Corp.	438,238
1,680	@	Smithfield Foods, Inc.	34,843
19,100	@	Whole Foods Market, Inc.	690,465
			6,614,271
		Gas: 0.3%
59,260		CenterPoint Energy, Inc.	850,974
			850,974
		Hand/Machine Tools: 0.0%
3,080		Snap-On, Inc.	133,487
			133,487
		Healthcare - Products: 4.8%
12,480		Beckman Coulter, Inc.	783,744
18,060		CR Bard, Inc.	1,564,357
27,180		Densply International, Inc.	947,223
10,220	@	Edwards Lifesciences Corp.	1,010,554
9,440	@	Gen-Probe, Inc.	472,000
16,400	@	Henry Schein, Inc.	965,960
4,420		Hill-Rom Holdings, Inc.	120,268
4,420	@	Hologic, Inc.	81,947
29,280	@	Hospira, Inc.	1,658,712
10,740	@, L	Idexx Laboratories, Inc.	618,087
6,880	@	Intuitive Surgical, Inc.	2,395,134
6,720	@	Inverness Medical Innovations, Inc.	261,744
3,920	@	Kinetic Concepts, Inc.	187,415
18,300		Patterson Cos., Inc.	568,215
13,780	@, L	Resmed, Inc.	877,097
6,720		Techne Corp.	427,997
3,200		Teleflex, Inc.	205,024
22,840	@	Varian Medical Systems, Inc.	1,263,737
			14,409,215
		Healthcare - Services: 2.5%
3,260		Cigna Corp.	119,251
8,480	@	Community Health Systems, Inc.	313,166
11,640	@, L	Covance, Inc.	714,580
7,640	@	Coventry Health Care, Inc.	188,861
18,920	@	DaVita, Inc.	1,199,528
45,120	@, S	Health Management Associates, Inc.	388,032
11,340	@	Humana, Inc.	530,372
19,840	@	Laboratory Corp. of America Holdings	1,502,086
10,040	@	Lincare Holdings, Inc.	450,595
2,840	@	Mednax, Inc.	165,260
28,380		Quest Diagnostics	1,654,270
59,460	@, S	Tenet Healthcare Corp.	340,111
1,400		Universal Health Services, Inc.	49,126
			7,615,238
		Holding Companies - Diversified: 0.1%
12,500	@	Leucadia National Corp.	310,125
			310,125
		Home Builders: 0.2%
1,060		KB Home	17,755
2,760		MDC Holdings, Inc.	95,524
240	@	NVR, Inc.	174,360
6,500	@, S	Pulte Homes, Inc.	73,125
3,320		Thor Industries, Inc.	100,297
			461,061
		Home Furnishings: 0.1%
5,780		Harman International Industries, Inc.	270,388
			270,388
		Household Products/Wares: 0.9%
3,860		Avery Dennison Corp.	140,543
12,880		Church & Dwight Co., Inc.	862,316
22,460		Clorox Co.	1,440,584
8,180		Scotts Miracle-Gro Co.	379,143
			2,822,586
		Housewares: 0.1%
8,160		Newell Rubbermaid, Inc.	124,032
6,500		Toro Co.	319,605
			443,637
		Insurance: 1.8%
8,395	@	American International Group, Inc.	286,605
16,940		Arthur J. Gallagher & Co.	415,877
7,340		Axis Capital Holdings Ltd.	229,448
15,760		Brown & Brown, Inc.	282,419
2,380	@	CNA Financial Corp.	63,594
3,220		Endurance Specialty Holdings Ltd.	119,623
3,780		Erie Indemnity Co.	163,031
6,280		Fidelity National Title Group, Inc.	93,070

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
37,180	@	Genworth Financial, Inc.	$681,881
780	L	Hanover Insurance Group, Inc.	34,016
16,320		Lincoln National Corp.	501,024
7,100		Marsh & McLennan Cos., Inc.	173,382
56,660		Principal Financial Group, Inc.	1,655,039
12,620		Progressive Corp.	240,916
1,060		Reinsurance Group of America, Inc.	55,671
2,600		Validus Holdings Ltd.	71,578
8,120		WR Berkley Corp.	211,851
			5,279,025
		Internet: 2.9%
31,440	@	Akamai Technologies, Inc.	987,530
6,880	@	Equinix, Inc.	669,699
30,480		Expedia, Inc.	760,781
14,280	@	F5 Networks, Inc.	878,363
9,140	@	IAC/InterActiveCorp	207,844
28,380	@	McAfee, Inc.	1,138,889
7,720	@, L	NetFlix, Inc.	569,273
7,660	@	Priceline.com, Inc.	1,953,300
5,340	@	Sohucom, Inc.	291,564
35,180	@	VeriSign, Inc.	915,032
9,972	@, L	WebMD Health Corp.	462,501
			8,834,776
		Iron/Steel: 0.1%
2,360		Cliffs Natural Resources, Inc.	167,442
3,220		Schnitzer Steel Industries, Inc.	169,147
			336,589
		Leisure Time: 0.2%
7,420	@, L	Royal Caribbean Cruises Ltd.	244,786
9,540	@	WMS Industries, Inc.	400,108
			644,894
		Lodging: 0.9%
1,640		Choice Hotels International, Inc.	57,088
4,400	@	Hyatt Hotels Corp.	171,424
41,300	@, L	Las Vegas Sands Corp.	873,495
25,820		Marriott International, Inc.	813,846
16,480	@	MGM Mirage, Inc.	197,760
5,420		Starwood Hotels & Resorts Worldwide, Inc.	252,789
14,380		Wyndham Worldwide Corp.	369,997
			2,736,399
		Machinery - Construction & Mining: 0.4%
3,200		Bucyrus International, Inc.	211,168
16,340		Joy Global, Inc.	924,844
			1,136,012
		Machinery - Diversified: 1.3%
12,280		Cummins, Inc.	760,746
10,200		Flowserve Corp.	1,124,754
4,800		Graco, Inc.	153,600
8,800		IDEX Corp.	291,280
2,760		Rockwell Automation, Inc.	155,554
14,140		Roper Industries, Inc.	817,858
8,800		Wabtec Corp.	370,656
9,920	@	Zebra Technologies Corp.	293,632
			3,968,080
		Media: 1.6%
6,100	@	CTC Media, Inc.	105,042
47,740	@	Discovery Communications, Inc. - Class C	1,404,033
7,640		Factset Research Systems, Inc.	560,547
7,480		John Wiley & Sons, Inc.	323,734
57,420		McGraw-Hill Cos., Inc.	2,047,023
1,380	@, S	New York Times Co.	15,359
9,640		Scripps Networks Interactive - Class A	427,534
			4,883,272
		Metal Fabricate/Hardware: 1.2%
25,480	S	Precision Castparts Corp.	3,228,571
3,860		Valmont Industries, Inc.	319,724
			3,548,295
		Mining: 0.1%
3,280		Compass Minerals International, Inc.	263,154
1,980		Royal Gold, Inc.	91,496
			354,650
		Miscellaneous Manufacturing: 1.4%
8,320		Brink’s Co.	234,874
3,120		Carlisle Cos., Inc.	118,872
4,400		Crane Co.	156,200
14,060		Donaldson Co., Inc.	634,387
23,960		Dover Corp.	1,120,130
10,660		Harsco Corp.	340,480
3,340		ITT Corp.	179,057
17,780		Leggett & Platt, Inc.	384,759
21,600		Pall Corp.	874,584
4,800		Pentair, Inc.	170,976
			4,214,319

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Office/Business Equipment: 0.2%
49,400	S	Xerox Corp.	$481,650
			481,650
		Oil & Gas: 2.4%
8,800	@	Atwood Oceanics, Inc.	304,744
4,460	@	CNX Gas Corp.	169,703
680	@	Comstock Resources, Inc.	21,624
2,740	@	Continental Resources, Inc.	116,587
12,560	L	Diamond Offshore Drilling	1,115,454
23,820		EQT Corp.	976,620
22,380		EXCO Resources, Inc.	411,344
7,500	@	Forest Oil Corp.	193,650
15,060		Frontier Oil Corp.	203,310
5,960		Helmerich & Payne, Inc.	226,957
7,800		Holly Corp.	217,698
13,960	@	Mariner Energy, Inc.	208,981
4,100		Patterson-UTI Energy, Inc.	57,277
55,240	@	PetroHawk Energy Corp.	1,120,267
13,780	@	Plains Exploration & Production Co.	413,262
14,840	@	Pride International, Inc.	446,832
21,420	@	Quicksilver Resources, Inc.	301,379
4,140		Range Resources Corp.	194,042
3,640	@	Rowan Cos., Inc.	105,960
1,040	@	Seahawk Drilling, Inc.	19,604
3,000		St. Mary Land & Exploration Co.	104,430
10,300		Tesoro Corp.	143,170
			7,072,895
		Oil & Gas Services: 1.8%
39,660	@	Cameron International Corp.	1,699,828
15,060	@	Dresser-Rand Group, Inc.	473,185
5,100	@	Exterran Holdings, Inc.	123,267
22,440	@	FMC Technologies, Inc.	1,450,297
9,980	@	Oceaneering International, Inc.	633,630
26,440		Smith International, Inc.	1,132,161
			5,512,368
		Packaging & Containers: 0.9%
11,220		Ball Corp.	598,924
29,200	@	Crown Holdings, Inc.	787,232
25,040	@	Owens-Illinois, Inc.	889,922
2,000		Packaging Corp. of America	49,220
19,760	@	Pactiv Corp.	497,557
			2,822,855
		Pharmaceuticals: 2.5%
45,460		AmerisourceBergen Corp.	1,314,703
18,220	@	BioMarin Pharmaceuticals, Inc.	425,801
13,410	@	Cephalon, Inc.	908,930
11,280		Herbalife Ltd.	520,234
18,580		Mead Johnson Nutrition Co.	966,717
39,800	@, L	Mylan Laboratories	903,858
6,720	@	NBTY, Inc.	322,426
9,160		Omnicare, Inc.	259,136
14,520		Perrigo Co.	852,614
12,500	@, L	Valeant Pharmaceuticals International	536,375
15,520	@, L	VCA Antech, Inc.	435,026
			7,445,820
		Pipelines: 0.1%
35,560	S	El Paso Corp.	385,470
			385,470
		Real Estate: 0.4%
39,020	@	CB Richard Ellis Group, Inc.	618,467
16,760	@, L	St. Joe Co.	542,186
			1,160,653
		Retail: 8.3%
8,040		Abercrombie & Fitch Co.	366,946
17,300		Advance Auto Parts, Inc.	725,216
18,510	@	Aeropostale, Inc.	533,643
31,180		American Eagle Outfitters	577,454
1,380	@	Autonation, Inc.	24,950
5,340	@	Autozone, Inc.	924,301
1,440		Barnes & Noble, Inc.	31,133
47,580	@	Bed Bath & Beyond, Inc.	2,082,101
1,760	@	Big Lots, Inc.	64,099
1,840	@	BJ’s Wholesale Club, Inc.	68,062
18,700		Brinker International, Inc.	360,536
19,460		Burger King Holdings, Inc.	413,720
28,600	@	Carmax, Inc.	718,432
30,240		Chico’s FAS, Inc.	436,061
5,720	@	Chipotle Mexican Grill, Inc.	644,472
12,280	@	Copart, Inc.	437,168
25,040		Darden Restaurants, Inc.	1,115,282
15,760	@	Dick’s Sporting Goods, Inc.	411,494

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Retail (continued)
4,200	@	Dollar General Corp.	$106,050
16,420	@	Dollar Tree, Inc.	972,392
25,560		Family Dollar Stores, Inc.	935,752
12,560		Foot Locker, Inc.	188,902
26,400	@	GameStop Corp.	578,424
10,580		Guess ?, Inc.	497,048
32,520		Limited Brands, Inc.	800,642
7,780		MSC Industrial Direct Co.	394,602
30,020		Nordstrom, Inc.	1,226,317
9,160	@, S	Office Depot, Inc.	73,097
24,740	@	O’Reilly Automotive, Inc.	1,031,905
4,980	@	Panera Bread Co.	380,920
2,700	@	Penske Auto Group, Inc.	38,934
22,900		Petsmart, Inc.	731,884
6,040		Phillips-Van Heusen	346,454
3,140		RadioShack Corp.	71,058
23,160		Ross Stores, Inc.	1,238,365
20,840		Tiffany & Co.	989,692
75,520		TJX Cos., Inc.	3,211,110
23,360	@	Urban Outfitters, Inc.	888,381
26,780	S	Wendy’s/Arby’s Group, Inc. - Class A	133,900
6,960		Williams-Sonoma, Inc.	182,978
			24,953,877
		Savings & Loans: 0.3%
3,620		Capitol Federal Financial	135,605
47,360		Hudson City Bancorp., Inc.	670,618
1,840		TFS Financial Corp.	24,564
			830,787
		Semiconductors: 6.2%
53,720	@	Advanced Micro Devices, Inc.	497,984
53,560		Altera Corp.	1,302,044
53,200		Analog Devices, Inc.	1,533,224
19,040	@	Cree, Inc.	1,336,989
23,120	@, S	Cypress Semiconductor Corp.	265,880
6,340	@, S	Integrated Device Technology, Inc.	38,864
5,720	@	International Rectifier Corp.	130,988
11,040		Intersil Corp.	162,950
22,980	@	Lam Research Corp.	857,614
40,540		Linear Technology Corp.	1,146,471
84,580	@	Marvell Technology Group Ltd.	1,723,740
46,680		Maxim Integrated Products	905,125
40,780	@	MEMC Electronic Materials, Inc.	625,157
30,300	L	Microchip Technology, Inc.	853,248
27,240	@, S	Micron Technology, Inc.	283,024
41,920		National Semiconductor Corp.	605,744
10,720	@	Novellus Systems, Inc.	268,000
99,620	@	Nvidia Corp.	1,731,396
76,720	@, S	ON Semiconductor Corp.	613,760
21,720	@	QLogic Corp.	440,916
19,060	@, L	Rambus, Inc.	416,461
12,780	@	Rovi Corp.	474,521
8,178	@	Silicon Laboratories, Inc.	389,845
31,540	@, S	Teradyne, Inc.	352,302
13,300	@	Varian Semiconductor Equipment Associates, Inc.	440,496
49,900		Xilinx, Inc.	1,272,450
			18,669,193
		Software: 6.0%
11,440	@	Allscripts Healthcare Solutions, Inc.	223,766
15,960	@	Ansys, Inc.	688,514
28,220	@	Autodesk, Inc.	830,232
33,840	@	BMC Software, Inc.	1,285,920
15,780		Broadridge Financial Solutions ADR	337,376
55,400		CA, Inc.	1,300,238
12,360	@, L	Cerner Corp.	1,051,342
32,980	@	Citrix Systems, Inc.	1,565,561
9,680		Dun & Bradstreet Corp.	720,386
58,940	@	Electronic Arts, Inc.	1,099,820
3,800	@, L	Emdeon, Inc.	62,776
35,555		Fidelity National Information Services, Inc.	833,409
28,460	@	Fiserv, Inc.	1,444,630
58,920	@	Intuit, Inc.	2,023,313
18,320	@	MSCI, Inc. - Class A	661,352
28,700	@, S	Novell, Inc.	171,913
36,100	@	Nuance Communications, Inc.	600,704
34,545	@	Red Hat, Inc.	1,011,132
19,840	@	Salesforce.com, Inc.	1,477,088
15,220	@	Sybase, Inc.	709,556
			18,099,028
		Telecommunications: 1.6%
4,880	@	Amdocs Ltd.	146,937
1,920	@	Ciena Corp.	29,261
19,060	@	Crown Castle International Corp.	728,664

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
24,720	L	Frontier Communications Corp.	$183,917
19,020		Harris Corp.	903,260
20,140	@, S	JDS Uniphase Corp.	252,354
8,340	@, L	Leap Wireless International, Inc.	136,442
46,220	@, L	MetroPCS Communications, Inc.	327,238
13,260	@	NeuStar, Inc.	334,152
1,680	@	NII Holdings, Inc.	69,989
21,260	@	SBA Communications Corp.	766,848
27,240	@	TW Telecom, Inc.	494,406
37,000	S	Windstream Corp.	402,930
			4,776,398
		Textiles: 0.0%
4,200		Cintas Corp.	117,978
			117,978
		Toys/Games/Hobbies: 0.6%
13,520		Hasbro, Inc.	517,546
50,660		Mattel, Inc.	1,152,008
			1,669,554
		Transportation: 1.6%
30,940		CH Robinson Worldwide, Inc.	1,727,999
2,940		Con-way, Inc.	103,253
38,720		Expeditors International Washington, Inc.	1,429,542
15,860		JB Hunt Transport Services, Inc.	569,057
7,660	@	Kansas City Southern	277,062
2,140	@	Kirby Corp.	81,641
9,480		Landstar System, Inc.	397,970
3,320	L	Teekay Shipping Corp.	75,497
16,780		UTI Worldwide, Inc.	257,070
			4,919,091
		Trucking & Leasing: 0.0%
3,800		GATX Corp.	108,870
			108,870
		Water: 0.0%
1,600		American Water Works Co., Inc.	34,816
			34,816
		Total Common Stock
		(Cost $222,564,095)	286,905,970
REAL ESTATE INVESTMENT TRUSTS: 1.8%
		Diversified: 0.3%
13,820	L	Digital Realty Trust, Inc.	749,044
			749,044
		Forestry: 0.1%
10,580		Plum Creek Timber Co., Inc.	411,668
			411,668
		Health Care: 0.5%
19,120		HCP, Inc.	630,960
9,960		Health Care Real Estate Investment Trust, Inc.	450,491
14,160		Nationwide Health Properties, Inc.	497,724
			1,579,175
		Office Property: 0.0%
1,600		Alexandria Real Estate Equities, Inc.	108,160
			108,160
		Paper & Related Products: 0.1%
6,500		Rayonier, Inc.	295,295
			295,295
		Shopping Centers: 0.0%
1,440		Federal Realty Investment Trust	104,846
			104,846
		Storage: 0.8%
24,400		Public Storage, Inc.	2,244,556
			2,244,556
		Total Real Estate Investment Trusts
		(Cost $4,323,993)	5,492,744

		Total Long-Term Investments
		(Cost $226,888,088)	292,398,714

SHORT-TERM INVESTMENTS: 8.3%
		Affiliated Mutual Fund: 2.8%
8,343,000		ING Institutional Prime Money Market Fund - Class I	8,343,000
		Total Mutual Fund
		(Cost $8,343,000)	8,343,000
		Securities Lending Collateral(cc): 5.5%
15,844,313		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)	15,844,313
1,077,859	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)	862,287
		Total Securities Lending Collateral
		(Cost $16,922,172)	16,706,600
		Total Short-Term Investments
		(Cost $25,265,172)	25,049,600

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Total Investments in Securities
		(Cost $252,153,260)*	105.4%	$317,448,314
		Other Assets and Liabilities - Net	(5.4)	(16,314,310)
		Net Assets	100.0%	$301,134,004

	@	Non-income producing security
	I	Illiquid Security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $253,358,493.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$67,891,540
		Gross Unrealized Depreciation		(3,801,719)
		Net Unrealized Appreciation		$64,089,821

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$286,905,970	$—	$—	$286,905,970
Real Estate Investment Trusts	5,492,744	—	—	5,492,744
Short-Term Investments	24,187,313	—	862,287	25,049,600
Total Investments, at value	$316,586,027	$—	$862,287	$317,448,314
Other Financial Instruments+:
Futures	106,590	—	—	106,590
Total Assets	$316,692,617	$—	$862,287	$317,554,904

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$862,287	$—	$—	$—	$—	$—	$—	$—	$862,287
Total Investments, at value	$862,287	$—	$—	$—	$—	$—	$—	$—	$862,287

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Russell™ Mid Cap Growth Index Portfolio Open Futures Contracts on March 31, 2010:

	Number			Unrealized Appreciation/
Contract Description	of Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
S&P Mid 400 E-Mini	116	06/18/10	$9,141,960	$106,590

			$9,141,960	$106,590

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 93.6%
		Advertising: 0.2%
17,750	@	Clear Channel Outdoor Holdings, Inc.	$188,328
207,750	@	Interpublic Group of Cos., Inc.	1,728,480
24,700	@	Lamar Advertising Co.	848,445
			2,765,253
		Aerospace/Defense: 1.2%
14,200	@	Alliant Techsystems, Inc.	1,154,460
41,450	@	BE Aerospace, Inc.	1,262,153
53,650		Goodrich Corp.	3,783,398
50,550		L-3 Communications Holdings, Inc.	4,631,897
68,550		Rockwell Collins, Inc.	4,290,545
45,750	@	Spirit Aerosystems Holdings, Inc.	1,069,635
17,200	@	TransDigm Group, Inc.	912,288
			17,104,376
		Agriculture: 0.6%
55,150	@	Bunge Ltd.	3,398,895
72,750		Lorillard, Inc.	5,473,710
			8,872,605
		Airlines: 0.9%
123,800	@	AMR Corp.	1,127,818
56,600	@	Continental Airlines, Inc.	1,243,502
13,100		Copa Holdings S.A.	796,480
335,262	@	Delta Airlines, Inc.	4,891,473
321,400		Southwest Airlines Co.	4,248,908
			12,308,181
		Apparel: 0.8%
138,000		Coach, Inc.	5,453,760
41,300	@	Hanesbrands, Inc.	1,148,966
24,000		Polo Ralph Lauren Corp.	2,040,960
38,350		VF Corp.	3,073,753
			11,717,439
		Auto Manufacturers: 0.2%
27,400	@	Navistar International Corp.	1,225,602
35,600		Oshkosh Truck Corp.	1,436,104
			2,661,706
		Auto Parts & Equipment: 0.5%
37,000	L	Autoliv, Inc.	1,906,610
50,550	@	BorgWarner, Inc.	1,929,999
9,050	@	Federal Mogul Corp.	166,158
105,050	@	Goodyear Tire & Rubber Co.	1,327,832
23,350	@	TRW Automotive Holdings Corp.	667,343
27,700		WABCO Holdings, Inc.	828,784
			6,826,726
		Banks: 2.8%
55,250		Associated Banc-Corp.	762,450
36,150		Bancorpsouth, Inc.	757,704
20,800	L	Bank of Hawaii Corp.	934,960
8,750		BOK Financial Corp.	458,850
103,650	S	CapitalSource, Inc.	579,404
18,550		City National Corp.	1,001,144
65,200		Comerica, Inc.	2,480,208
27,405		Commerce Bancshares, Inc.	1,127,442
22,300		Cullen/Frost Bankers, Inc.	1,244,340
346,450		Fifth Third Bancorp.	4,708,256
2,600		First Citizens BancShares, Inc.	516,776
97,410	@	First Horizon National Corp.	1,368,611
76,150		Fulton Financial Corp.	775,969
335,100		Huntington Bancshares, Inc.	1,799,487
362,750		Keycorp	2,811,313
32,000	L	M&T Bank Corp.	2,540,160
226,850		Marshall & Ilsley Corp.	1,826,143
281,100		Popular, Inc.	818,001
492,250		Regions Financial Corp.	3,864,163
215,300		SunTrust Bank	5,767,887
170,600	L	Synovus Financial Corp.	561,274
55,550		TCF Financial Corp.	885,467
61,564		Valley National Bancorp.	946,239
29,300		Whitney Holding Corp.	404,047
30,150		Wilmington Trust Corp.	499,586
52,650	L	Zions Bancorp.	1,148,823
			40,588,704
		Beverages: 1.2%
38,812		Brown-Forman Corp.	2,307,373
21,050	@	Central European Distribution Corp.	736,961
133,600		Coca-Cola Enterprises, Inc.	3,695,376
81,950	@	Constellation Brands, Inc.	1,347,258

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Beverages (continued)
109,350		Dr Pepper Snapple Group, Inc.	$3,845,840
14,000	@	Green Mountain Coffee Roasters, Inc.	1,355,480
29,800	@	Hansen Natural Corp.	1,292,724
55,250		Molson Coors Brewing Co.	2,323,815
			16,904,827
		Biotechnology: 1.6%
3,000	@	Abraxis Bioscience, Inc.	155,250
37,200	@	Alexion Pharmaceuticals, Inc.	2,022,564
61,150	@	Amylin Pharmaceuticals, Inc.	1,375,264
8,300	@	Bio-Rad Laboratories, Inc.	859,216
28,600	@	Charles River Laboratories International, Inc.	1,124,266
59,400	@, L	Dendreon Corp.	2,166,318
53,450	@, L	Illumina, Inc.	2,079,205
75,661	@	Life Technologies Corp.	3,954,800
24,100	@	Millipore Corp.	2,544,960
41,300	@	Myriad Genetics, Inc.	993,265
25,000	@	OSI Pharmaceuticals, Inc.	1,488,750
21,500	@	Talecris Biotherapeutics Holdings Corp.	428,280
20,000	@	United Therapeutics Corp.	1,106,600
83,600	@	Vertex Pharmaceuticals, Inc.	3,416,732
			23,715,470
		Building Materials: 0.5%
8,800	@	Armstrong World Industries, Inc.	319,528
19,050		Eagle Materials, Inc.	505,587
20,150		Lennox International, Inc.	893,048
19,350	L	Martin Marietta Materials, Inc.	1,616,693
156,800		Masco Corp.	2,433,536
36,900	@	Owens Corning, Inc.	938,736
17,950	@, L	USG Corp.	308,022
			7,015,150
		Chemicals: 2.8%
35,150		Airgas, Inc.	2,236,243
39,700		Albemarle Corp.	1,692,411
32,200		Ashland, Inc.	1,699,194
28,300		Cabot Corp.	860,320
62,150		Celanese Corp.	1,979,478
20,900		CF Industries Holdings, Inc.	1,905,662
20,600		Cytec Industries, Inc.	962,844
31,500		Eastman Chemical Co.	2,005,920
102,350		Ecolab, Inc.	4,498,283
31,500		FMC Corp.	1,907,010
69,950		Huntsman Corp.	842,898
34,200		International Flavors & Fragrances, Inc.	1,630,314
17,900	@, L	Intrepid Potash, Inc.	542,907
29,300		Lubrizol Corp.	2,687,396
71,550		PPG Industries, Inc.	4,679,370
55,850		RPM International, Inc.	1,191,839
43,050		Sherwin-Williams Co.	2,913,624
53,050		Sigma-Aldrich Corp.	2,846,663
42,850		Terra Industries, Inc.	1,960,816
2,400		Valhi, Inc.	47,232
43,450		Valspar Corp.	1,280,906
			40,371,330
		Coal: 0.8%
51,991	@	Alpha Natural Resources, Inc.	2,593,831
66,500		Arch Coal, Inc.	1,519,525
78,450		Consol Energy, Inc.	3,346,677
37,200		Massey Energy Co.	1,945,188
23,000		Walter Industries, Inc.	2,122,210
			11,527,431
		Commercial Services: 3.8%
20,900		Aaron Rents, Inc.	696,806
24,150	@, L	Alliance Data Systems Corp.	1,545,359
57,450	@	Apollo Group, Inc. - Class A	3,521,111
19,750	@	Brink’s Home Security Holdings, Inc.	840,363
31,000	@	Career Education Corp.	980,840
42,450	@	Convergys Corp.	520,437
49,750	@	Corrections Corp. of America	988,035
26,900		DeVry, Inc.	1,753,880
54,750		Equifax, Inc.	1,960,050
22,150	@	FTI Consulting, Inc.	870,938
27,200	@	Genpact Ltd.	456,144
34,800		Global Payments, Inc.	1,585,140
146,700		H&R Block, Inc.	2,611,260
80,950	@	Hertz Global Holdings, Inc.	808,691
36,050	@	Hewitt Associates, Inc.	1,434,069
26,800		Hillenbrand, Inc.	589,332
15,700		Interactive Data Corp.	502,400
78,150		Iron Mountain, Inc.	2,141,310
16,550	@	ITT Educational Services, Inc.	1,861,544
41,200		Lender Processing Services, Inc.	1,555,300
34,000		Manpower, Inc.	1,942,080
54,650	@	Monster Worldwide, Inc.	907,737

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
81,350		Moody’s Corp.	$2,420,163
8,400	@	Morningstar, Inc.	403,956
139,400		Paychex, Inc.	4,279,580
45,450		Pharmaceutical Product Development, Inc.	1,079,438
85,950	@	Quanta Services, Inc.	1,646,802
66,300		Robert Half International, Inc.	2,017,509
88,850		RR Donnelley & Sons Co.	1,896,948
169,800	@	SAIC, Inc.	3,005,460
52,350		SEI Investments Co.	1,150,130
108,800		Service Corp. International	998,784
6,000	L	Strayer Education, Inc.	1,461,120
69,950		Total System Services, Inc.	1,095,417
42,100	@	Verisk Analytics, Inc.	1,187,220
2,620		Washington Post	1,163,752
14,500		Weight Watchers International, Inc.	370,185
			54,249,290
		Computers: 2.6%
168,000	@, S	Brocade Communications Systems, Inc.	959,280
114,250	@, S	Cadence Design Systems, Inc.	760,905
126,500	@	Cognizant Technology Solutions Corp.	6,448,970
65,600	@	Computer Sciences Corp.	3,574,544
28,600		Diebold, Inc.	908,336
16,650		DST Systems, Inc.	690,143
20,650	@	IHS, Inc.	1,104,156
33,800	@	Lexmark International, Inc.	1,219,504
34,800	@	Micros Systems, Inc.	1,144,224
68,800	@	NCR Corp.	949,440
144,550	@	NetApp, Inc.	4,706,548
98,500	@	Sandisk Corp.	3,411,055
213,650	@	Seagate Technology, Inc.	3,901,249
62,500	@	Synopsys, Inc.	1,398,125
74,950	@	Teradata Corp.	2,165,306
96,900	@	Western Digital Corp.	3,778,131
			37,119,916
		Cosmetics/Personal Care: 0.7%
36,950		Alberto-Culver Co.	966,243
184,950		Avon Products, Inc.	6,264,257
48,350		Estee Lauder Cos., Inc.	3,136,465
			10,366,965
		Distribution/Wholesale: 0.8%
57,250	L	Fastenal Co.	2,747,428
68,950		Genuine Parts Co.	2,912,448
69,800	@	Ingram Micro, Inc.	1,224,990
60,750	@	LKQ Corp.	1,233,225
18,350	@	Wesco International, Inc.	636,929
26,600		WW Grainger, Inc.	2,875,992
			11,631,012
		Diversified Financial Services: 3.2%
18,050	@	Affiliated Managers Group, Inc.	1,425,950
38,850	@	AmeriCredit Corp.	923,076
110,700		Ameriprise Financial, Inc.	5,021,352
224,650		Discover Financial Services	3,347,285
50,650		Eaton Vance Corp.	1,698,801
38,250	L	Federated Investors, Inc.	1,009,035
82,650	@, L	GLG Partners, Inc.	253,736
8,800		Greenhill & Co., Inc.	722,392
17,700	@, L	Interactive Brokers Group, Inc.	285,855
31,600	@	IntercontinentalExchange, Inc.	3,544,888
181,400		Invesco Ltd.	3,974,474
18,750	@	Investment Technology Group, Inc.	312,938
76,350		Janus Capital Group, Inc.	1,091,042
50,450	L	Jefferies Group, Inc.	1,194,152
33,200		Lazard Ltd.	1,185,240
70,350		Legg Mason, Inc.	2,016,935
58,750	@	Nasdaq Stock Market, Inc.	1,240,800
112,800		NYSE Euronext	3,340,008
42,600		Raymond James Financial, Inc.	1,139,124
202,600	@	SLM Corp.	2,536,552
1,700		Student Loan Corp.	60,401
110,750		T. Rowe Price Group, Inc.	6,083,498
113,450	@	TD Ameritrade Holding Corp.	2,162,357
37,450		Waddell & Reed Financial, Inc.	1,349,698
			45,919,589
		Electric: 4.9%
288,700	@	AES Corp.	3,175,700
73,400		Allegheny Energy, Inc.	1,688,200
48,000		Alliant Energy Corp.	1,596,480
104,850		Ameren Corp.	2,734,488
144,200	@	Calpine Corp.	1,714,538
98,150		CMS Energy Corp.	1,517,399
118,550		Consolidated Edison, Inc.	5,280,217
78,750		Constellation Energy Group, Inc.	2,764,913
50,050		DPL, Inc.	1,360,860

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Electric (continued)
70,850		DTE Energy Co.	$3,159,910
216,550	@, S	Dynegy, Inc. - Class A	272,853
140,400		Edison International	4,797,468
58,350		Great Plains Energy, Inc.	1,083,560
39,550		Hawaiian Electric Industries	887,898
33,200		Integrys Energy Group, Inc.	1,573,016
21,500		ITC Holdings Corp.	1,182,500
79,550		MDU Resources Group, Inc.	1,716,689
62,350	@	Mirant Corp.	677,121
75,600		Northeast Utilities	2,089,584
114,350	@	NRG Energy, Inc.	2,389,915
46,150		NSTAR	1,634,633
101,400		NV Energy, Inc.	1,250,262
41,600		OGE Energy Corp.	1,619,904
8,400		Ormat Technologies, Inc.	236,376
94,950		Pepco Holdings, Inc.	1,628,393
43,850		Pinnacle West Capital Corp.	1,654,461
163,000		PPL Corp.	4,516,730
120,600		Progress Energy, Inc.	4,746,816
151,150	@	RRI Energy, Inc.	557,744
52,650		SCANA Corp.	1,979,114
92,150		TECO Energy, Inc.	1,464,264
47,000		Westar Energy, Inc.	1,048,100
50,550		Wisconsin Energy Corp.	2,497,676
197,350		Xcel Energy, Inc.	4,183,820
			70,681,602
		Electrical Components & Equipment: 0.5%
46,650		Ametek, Inc.	1,934,109
29,900	@	Energizer Holdings, Inc.	1,876,524
22,500	@	General Cable Corp.	607,500
24,500		Hubbell, Inc.	1,235,535
57,050		Molex, Inc.	1,190,063
41,900	@, L	Sunpower Corp. - Class A	791,910
			7,635,641
		Electronics: 2.2%
148,900	@	Agilent Technologies, Inc.	5,120,671
74,350		Amphenol Corp.	3,136,827
51,750	@	Arrow Electronics, Inc.	1,559,228
65,500	@	Avnet, Inc.	1,965,000
21,250		AVX Corp.	301,750
22,700	@	Dolby Laboratories, Inc.	1,331,809
65,350	@	Flir Systems, Inc.	1,842,870
49,350	L	Garmin Ltd.	1,898,988
59,700		Gentex Corp.	1,159,374
17,200	@	Itron, Inc.	1,248,204
81,550		Jabil Circuit, Inc.	1,320,295
14,600	@	Mettler Toledo International, Inc.	1,594,320
24,500		National Instruments Corp.	817,075
50,550		PerkinElmer, Inc.	1,208,145
21,800	@	Tech Data Corp.	913,420
23,000	@	Thomas & Betts Corp.	902,520
51,850	@	Trimble Navigation Ltd.	1,489,132
80,450	@	Vishay Intertechnology, Inc.	823,004
41,850	@	Waters Corp.	2,826,549
			31,459,181
		Energy - Alternate Sources: 0.1%
55,650	@	Covanta Holding Corp.	927,129
			927,129
		Engineering & Construction: 1.0%
41,050	@	Aecom Technology Corp.	1,164,589
78,250		Fluor Corp.	3,639,408
53,650	@	Jacobs Engineering Group, Inc.	2,424,444
69,400		KBR, Inc.	1,537,904
99,250	@	McDermott International, Inc.	2,671,810
36,250	@	Shaw Group, Inc.	1,247,725
35,950	@	URS Corp.	1,783,480
			14,469,360
		Entertainment: 0.4%
31,400	@	DreamWorks Animation SKG, Inc.	1,236,846
128,800		International Game Technology	2,376,360
13,000		International Speedway Corp.	335,010
25,375		Madison Square Garden, Inc.	551,399
28,900	@	Penn National Gaming, Inc.	803,420
34,900		Regal Entertainment Group	613,193
27,800	@	Scientific Games Corp.	391,424
19,400	@	Warner Music Group Corp.	134,054
			6,441,706
		Environmental Control: 0.6%
59,900		Nalco Holding Co.	1,457,367
139,510		Republic Services, Inc.	4,048,580
36,650	@	Stericycle, Inc.	1,997,425
34,800	@	Waste Connections, Inc.	1,181,808
			8,685,180

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Food: 3.1%
85,100		Campbell Soup Co.	$3,008,285
194,100		ConAgra Foods, Inc.	4,866,087
32,400		Corn Products International, Inc.	1,122,984
77,950	@	Dean Foods Co.	1,223,036
85,650		Del Monte Foods Co.	1,250,490
33,400		Flowers Foods, Inc.	826,316
66,600		Hershey Co.	2,851,146
136,000		HJ Heinz Co.	6,202,960
30,100		Hormel Foods Corp.	1,264,501
51,250		JM Smucker Co.	3,088,325
56,250		McCormick & Co., Inc.	2,157,750
24,600	@	Ralcorp Holdings, Inc.	1,667,388
184,600		Safeway, Inc.	4,589,156
301,150		Sara Lee Corp.	4,195,020
56,150	@	Smithfield Foods, Inc.	1,164,551
95,550		Supervalu, Inc.	1,593,774
129,900		Tyson Foods, Inc.	2,487,585
47,450	@	Whole Foods Market, Inc.	1,715,318
			45,274,672
		Forest Products & Paper: 0.7%
188,350		International Paper Co.	4,635,294
74,450		MeadWestvaco Corp.	1,902,198
92,050		Weyerhaeuser Co.	4,167,104
			10,704,596
		Gas: 1.3%
33,300		AGL Resources, Inc.	1,287,045
39,900		Atmos Energy Corp.	1,139,943
173,500		CenterPoint Energy, Inc.	2,491,460
31,100		Energen Corp.	1,447,083
30,700		National Fuel Gas Co.	1,551,885
118,850		NiSource, Inc.	1,877,830
105,650		Sempra Energy	5,271,935
48,150		Southern Union Co.	1,221,566
46,850		UGI Corp.	1,243,399
35,000		Vectren Corp.	865,200
			18,397,346
		Hand/Machine Tools: 0.5%
34,200		Kennametal, Inc.	961,704
18,450		Lincoln Electric Holdings, Inc.	1,002,389
25,000		Snap-On, Inc.	1,083,500
67,577		Stanley Black & Decker, Inc.	3,879,596
			6,927,189
		Healthcare - Products: 2.7%
30,500		Beckman Coulter, Inc.	1,915,400
19,450		Cooper Cos., Inc.	756,216
42,950		CR Bard, Inc.	3,720,329
64,400		Densply International, Inc.	2,244,340
24,300	@	Edwards Lifesciences Corp.	2,402,784
22,500	@	Gen-Probe, Inc.	1,125,000
39,000	@	Henry Schein, Inc.	2,297,100
27,100		Hill-Rom Holdings, Inc.	737,391
110,650	@	Hologic, Inc.	2,051,451
69,550	@	Hospira, Inc.	3,940,008
25,500	@, L	Idexx Laboratories, Inc.	1,467,525
16,450	@	Intuitive Surgical, Inc.	5,726,739
34,700	@	Inverness Medical Innovations, Inc.	1,351,565
26,600	@	Kinetic Concepts, Inc.	1,271,746
43,550		Patterson Cos., Inc.	1,352,228
32,500	@	Resmed, Inc.	2,068,625
16,150		Techne Corp.	1,028,594
17,250		Teleflex, Inc.	1,105,208
54,350	@	Varian Medical Systems, Inc.	3,007,186
			39,569,435
		Healthcare - Services: 2.2%
18,100	@	Brookdale Senior Living, Inc.	377,023
118,100		Cigna Corp.	4,320,098
40,150	@	Community Health Systems, Inc.	1,482,740
27,700	@	Covance, Inc.	1,700,503
64,600	@	Coventry Health Care, Inc.	1,596,912
44,850	@	DaVita, Inc.	2,843,490
107,650	@, S	Health Management Associates, Inc.	925,790
44,750	@	Health Net, Inc.	1,112,933
73,400	@	Humana, Inc.	3,432,918
46,900	@	Laboratory Corp. of America Holdings	3,550,799
23,500	@	LifePoint Hospitals, Inc.	864,330
29,800	@	Lincare Holdings, Inc.	1,337,424
19,750	@	Mednax, Inc.	1,149,253
67,250		Quest Diagnostics	3,920,003
204,750	@	Tenet Healthcare Corp.	1,171,170
39,500		Universal Health Services, Inc.	1,386,055
			31,171,441

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Holding Companies - Diversified: 0.1%
81,350	@	Leucadia National Corp.	$2,018,294
			2,018,294
		Home Builders: 0.6%
120,900		D.R. Horton, Inc.	1,523,340
33,400		KB Home	559,450
62,850		Lennar Corp.	1,081,649
16,300		MDC Holdings, Inc.	564,143
2,520	@	NVR, Inc.	1,830,780
145,590	@	Pulte Homes, Inc.	1,637,888
15,300		Thor Industries, Inc.	462,213
59,050	@	Toll Brothers, Inc.	1,228,240
			8,887,703
		Home Furnishings: 0.3%
25,500		Harman International Industries, Inc.	1,192,890
32,100		Whirlpool Corp.	2,800,725
			3,993,615
		Household Products/Wares: 0.9%
48,350		Avery Dennison Corp.	1,760,424
30,450		Church & Dwight Co., Inc.	2,038,628
60,250		Clorox Co.	3,864,435
65,100		Fortune Brands, Inc.	3,158,001
38,300		Jarden Corp.	1,275,007
19,350		Scotts Miracle-Gro Co.	896,873
			12,993,368
		Housewares: 0.2%
120,600		Newell Rubbermaid, Inc.	1,833,120
15,500		Toro Co.	762,135
			2,595,255
		Insurance: 5.7%
2,271	@	Alleghany Corp.	660,267
21,550		Allied World Assurance Holdings Ltd.	966,518
37,300		American Financial Group, Inc.	1,061,185
52,550	@, L	American International Group, Inc.	1,794,057
7,000		American National Insurance	794,780
119,900		AON Corp.	5,120,929
22,750	@	Arch Capital Group Ltd.	1,734,688
43,400		Arthur J. Gallagher & Co.	1,065,470
35,900		Aspen Insurance Holdings Ltd.	1,035,356
50,950		Assurant, Inc.	1,751,661
61,600		Axis Capital Holdings Ltd.	1,925,616
50,550		Brown & Brown, Inc.	905,856
62,550		Cincinnati Financial Corp.	1,807,695
11,650	@	CNA Financial Corp.	311,288
21,400		Endurance Specialty Holdings Ltd.	795,010
12,800		Erie Indemnity Co.	552,064
26,600		Everest Re Group Ltd.	2,152,738
101,550		Fidelity National Title Group, Inc.	1,504,971
40,500		First American Corp.	1,370,520
211,800	@	Genworth Financial, Inc.	3,884,412
22,100	L	Hanover Insurance Group, Inc.	963,781
165,100	S	Hartford Financial Services Group, Inc.	4,692,142
48,550		HCC Insurance Holdings, Inc.	1,339,980
124,250		Lincoln National Corp.	3,814,475
4,280	@	Markel Corp.	1,603,545
225,950		Marsh & McLennan Cos., Inc.	5,517,699
57,050	@	MBIA, Inc.	357,704
11,550		Mercury General Corp.	504,966
104,600		Old Republic International Corp.	1,326,328
10,050		OneBeacon Insurance Group Ltd.	173,363
30,400		PartnerRe Ltd.	2,423,488
135,150		Principal Financial Group, Inc.	3,947,732
295,300		Progressive Corp.	5,637,277
37,200		Protective Life Corp.	818,028
31,500		Reinsurance Group of America, Inc.	1,654,380
27,000		RenaissanceRe Holdings Ltd.	1,532,520
21,350		Stancorp Financial Group, Inc.	1,016,901
35,900		Torchmark Corp.	1,921,009
11,850		Transatlantic Holdings, Inc.	625,680
18,250		Unitrin, Inc.	511,913
143,850		UnumProvident Corp.	3,563,165
42,100		Validus Holdings Ltd.	1,159,013
600		Wesco Financial Corp.	231,300
3,330		White Mountains Insurance Group Ltd.	1,182,150
58,200		WR Berkley Corp.	1,518,438
147,600		XL Capital Ltd.	2,789,640
			82,021,698
		Internet: 1.8%
74,900	@	Akamai Technologies, Inc.	2,352,609
16,400	@	Equinix, Inc.	1,596,376
79,850		Expedia, Inc.	1,993,056
34,050	@	F5 Networks, Inc.	2,094,416
44,350	@	IAC/InterActiveCorp	1,008,519
258,500	@	Liberty Media Corp. - Interactive - Class A	3,957,635

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Internet (continued)
67,500	@	McAfee, Inc.	$2,708,775
18,400	@, L	NetFlix, Inc.	1,356,816
18,050	@	Priceline.com, Inc.	4,602,750
13,050	@	Sohucom, Inc.	712,530
82,850	@	VeriSign, Inc.	2,154,929
23,510	@, L	WebMD Health Corp.	1,090,394
			25,628,805
		Iron/Steel: 1.1%
47,650		AK Steel Holding Corp.	1,089,279
42,650		Allegheny Technologies, Inc.	2,302,674
19,150		Carpenter Technology Corp.	700,890
56,950		Cliffs Natural Resources, Inc.	4,040,603
27,200		Reliance Steel & Aluminum Co.	1,339,056
9,250		Schnitzer Steel Industries, Inc.	485,903
86,150		Steel Dynamics, Inc.	1,505,041
62,200		United States Steel Corp.	3,950,944
			15,414,390
		Leisure Time: 0.4%
101,800		Harley-Davidson, Inc.	2,857,526
56,850	@, L	Royal Caribbean Cruises Ltd.	1,875,482
18,900	@, L	WMS Industries, Inc.	792,666
			5,525,674
		Lodging: 1.2%
23,900	@, L	Boyd Gaming Corp.	236,132
12,400		Choice Hotels International, Inc.	431,644
18,700	@	Hyatt Hotels Corp.	728,552
130,300	@, L	Las Vegas Sands Corp.	2,755,845
130,225		Marriott International, Inc.	4,104,692
84,350	@	MGM Mirage, Inc.	1,012,200
81,150		Starwood Hotels & Resorts Worldwide, Inc.	3,784,836
77,350		Wyndham Worldwide Corp.	1,990,216
29,300		Wynn Resorts Ltd.	2,221,819
			17,265,936
		Machinery - Construction & Mining: 0.4%
32,800		Bucyrus International, Inc.	2,164,472
44,650		Joy Global, Inc.	2,527,190
45,950	@	Terex Corp.	1,043,525
			5,735,187
		Machinery - Diversified: 1.4%
40,200	@	AGCO Corp.	1,441,974
88,000		Cummins, Inc.	5,451,600
24,400		Flowserve Corp.	2,690,588
22,400		Gardner Denver, Inc.	986,496
26,000		Graco, Inc.	832,000
34,950		IDEX Corp.	1,156,845
56,650		Manitowoc Co., Inc.	736,450
61,600		Rockwell Automation, Inc.	3,471,776
39,300		Roper Industries, Inc.	2,273,112
20,800		Wabtec Corp.	876,096
25,700	@	Zebra Technologies Corp.	760,720
			20,677,657
		Media: 1.9%
101,600		Cablevision Systems Corp.	2,452,624
262,900		CBS Corp. - Class B	3,664,826
15,000	@	Central European Media Enterprises Ltd.	439,650
14,800	@	CTC Media, Inc.	254,856
121,700	@	Discovery Communications, Inc. - Class C	3,579,197
87,100	@	Dish Network Corp.	1,813,422
18,050		Factset Research Systems, Inc.	1,324,329
100,250		Gannett Co., Inc.	1,656,130
17,950		John Wiley & Sons, Inc.	776,876
115,700	@	Liberty Global, Inc.	3,373,812
34,950	@	Liberty Media Corp. - Capital Shares A	1,271,132
136,450		McGraw-Hill Cos., Inc.	4,864,443
14,750		Meredith Corp.	507,548
45,000	@	New York Times Co.	500,850
38,050		Scripps Networks Interactive - Class A	1,687,518
			28,167,213
		Metal Fabricate/Hardware: 0.7%
48,750		Commercial Metals Co.	734,175
60,650		Precision Castparts Corp.	7,684,962
41,950		Timken Co.	1,258,920
9,100		Valmont Industries, Inc.	753,753
			10,431,810
		Mining: 0.3%
14,100		Compass Minerals International, Inc.	1,131,243
15,700		Royal Gold, Inc.	725,497
37,050	@, L	Titanium Metals Corp.	614,660
51,200		Vulcan Materials Co.	2,418,688
			4,890,088
		Miscellaneous Manufacturing: 2.3%
29,400		Aptargroup, Inc.	1,156,890
19,750		Brink’s Co.	557,543

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
26,600		Carlisle Cos., Inc.	$1,013,460
21,400		Crane Co.	759,700
33,600		Donaldson Co., Inc.	1,516,032
80,650		Dover Corp.	3,770,388
71,850		Eaton Corp.	5,444,075
34,950		Harsco Corp.	1,116,303
78,850		ITT Corp.	4,227,149
68,150		Leggett & Platt, Inc.	1,474,766
51,150		Pall Corp.	2,071,064
69,600		Parker Hannifin Corp.	4,505,904
42,750		Pentair, Inc.	1,522,755
21,200		SPX Corp.	1,405,984
121,650		Textron, Inc.	2,582,630
34,200	L	Trinity Industries, Inc.	682,632
			33,807,275
		Office/Business Equipment: 0.5%
89,550		Pitney Bowes, Inc.	2,189,498
568,517		Xerox Corp.	5,543,041
			7,732,539
		Oil & Gas: 4.3%
24,400	@	Atwood Oceanics, Inc.	844,972
44,950		Cabot Oil & Gas Corp.	1,654,160
36,150		Cimarex Energy Co.	2,146,587
10,750	@	CNX Gas Corp.	409,038
20,300	@	Comstock Resources, Inc.	645,540
33,100	@	Concho Resources, Inc.	1,666,916
13,300	@	Continental Resources, Inc.	565,915
189,425	@	Denbury Resources, Inc.	3,195,600
30,000	L	Diamond Offshore Drilling	2,664,300
56,550		EQT Corp.	2,318,550
60,200		EXCO Resources, Inc.	1,106,476
48,500	@	Forest Oil Corp.	1,252,270
45,650		Frontier Oil Corp.	616,275
45,950		Helmerich & Payne, Inc.	1,749,776
18,350		Holly Corp.	512,149
41,650	@	Mariner Energy, Inc.	623,501
82,550		Murphy Oil Corp.	4,638,485
123,100	@	Nabors Industries Ltd.	2,416,453
57,650	@	Newfield Exploration Co.	3,000,683
75,150		Noble Energy, Inc.	5,485,950
66,700		Patterson-UTI Energy, Inc.	931,799
124,800	@	PetroHawk Energy Corp.	2,530,944
49,550		Pioneer Natural Resources Co.	2,790,656
56,250	@	Plains Exploration & Production Co.	1,686,938
75,400	@	Pride International, Inc.	2,270,294
75,550		Questar Corp.	3,263,760
50,950	@	Quicksilver Resources, Inc.	716,867
67,700		Range Resources Corp.	3,173,099
49,150	@	Rowan Cos., Inc.	1,430,757
53,750	@, L	SandRidge Energy, Inc.	413,875
5,040	@	Seahawk Drilling, Inc.	95,004
27,000		St. Mary Land & Exploration Co.	939,870
50,650		Sunoco, Inc.	1,504,812
59,750		Tesoro Corp.	830,525
17,950	@	Unit Corp.	758,926
22,050	@	Whiting Petroleum Corp.	1,782,522
			62,634,244
		Oil & Gas Services: 1.5%
126,900		BJ Services Co.	2,715,660
104,000	@	Cameron International Corp.	4,457,440
35,750	@	Dresser-Rand Group, Inc.	1,123,265
27,200	@	Exterran Holdings, Inc.	657,424
53,750	@	FMC Technologies, Inc.	3,473,863
43,800	@	Helix Energy Solutions Group, Inc.	570,714
23,700	@	Oceaneering International, Inc.	1,504,713
21,550	@	Oil States International, Inc.	977,077
8,700	@	SEACOR Holdings, Inc.	701,742
106,750		Smith International, Inc.	4,571,035
33,900	@	Superior Energy Services	712,578
			21,465,511
		Packaging & Containers: 1.0%
40,750		Ball Corp.	2,175,235
45,850		Bemis Co.	1,316,812
69,150	@	Crown Holdings, Inc.	1,864,284
14,500		Greif, Inc. - Class A	796,340
73,050	@	Owens-Illinois, Inc.	2,596,197
44,750		Packaging Corp. of America	1,101,298
57,250	@	Pactiv Corp.	1,441,555
69,050		Sealed Air Corp.	1,455,574
43,350		Sonoco Products Co.	1,334,747
46,750		Temple-Inland, Inc.	955,103
			15,037,145

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 2.2%
130,700		AmerisourceBergen Corp.	$3,779,844
43,250	@	BioMarin Pharmaceuticals, Inc.	1,010,753
32,000	@	Cephalon, Inc.	2,168,960
50,850	@	Endo Pharmaceuticals Holdings, Inc.	1,204,637
130,700	@	Forest Laboratories, Inc.	4,098,752
26,600		Herbalife Ltd.	1,226,792
107,750	@	King Pharmaceuticals, Inc.	1,267,140
87,700		Mead Johnson Nutrition Co.	4,563,031
132,300	@, L	Mylan Laboratories	3,004,533
23,300	@	NBTY, Inc.	1,117,934
51,050		Omnicare, Inc.	1,444,205
34,500		Perrigo Co.	2,025,840
29,500	@, L	Valeant Pharmaceuticals International	1,265,845
36,750	@	VCA Antech, Inc.	1,030,103
45,550	@	Watson Pharmaceuticals, Inc.	1,902,624
			31,110,993
		Pipelines: 0.8%
305,300		El Paso Corp.	3,309,452
45,550		Oneok, Inc.	2,079,358
279,800		Spectra Energy Corp.	6,303,800
			11,692,610
		Real Estate: 0.3%
98,750	@	CB Richard Ellis Group, Inc.	1,565,188
47,600	@, L	Forest City Enterprises, Inc.	685,916
16,700		Jones Lang LaSalle, Inc.	1,217,263
40,100	@, L	St. Joe Co.	1,297,235
			4,765,602
		Retail: 5.6%
37,750		Abercrombie & Fitch Co.	1,722,910
41,300		Advance Auto Parts, Inc.	1,731,296
43,950	@	Aeropostale, Inc.	1,267,079
74,250		American Eagle Outfitters	1,375,110
31,750	@, L	Autonation, Inc.	574,040
13,550	@	Autozone, Inc.	2,345,370
16,400		Barnes & Noble, Inc.	354,568
113,450	@	Bed Bath & Beyond, Inc.	4,964,572
35,700	@	Big Lots, Inc.	1,300,194
23,800	@	BJ’s Wholesale Club, Inc.	880,362
44,350		Brinker International, Inc.	855,068
46,000		Burger King Holdings, Inc.	977,960
95,900	@	Carmax, Inc.	2,409,008
76,800		Chico’s FAS, Inc.	1,107,456
13,900	@	Chipotle Mexican Grill, Inc.	1,566,113
28,900	@	Copart, Inc.	1,028,840
59,050		Darden Restaurants, Inc.	2,630,087
37,350	@	Dick’s Sporting Goods, Inc.	975,209
14,700	@	Dollar General Corp.	371,175
39,000	@	Dollar Tree, Inc.	2,309,580
61,050		Family Dollar Stores, Inc.	2,235,041
67,600		Foot Locker, Inc.	1,016,704
71,250	@	GameStop Corp.	1,561,088
25,500		Guess ?, Inc.	1,197,990
97,400		JC Penney Co., Inc.	3,133,358
115,150		Limited Brands, Inc.	2,834,993
183,750		Macy’s, Inc.	4,000,238
18,550		MSC Industrial Direct Co.	940,856
72,250		Nordstrom, Inc.	2,951,413
119,950	@	Office Depot, Inc.	957,201
58,950	@	O’Reilly Automotive, Inc.	2,458,805
11,850	@	Panera Bread Co.	906,407
16,450	@	Penske Auto Group, Inc.	237,209
54,550		Petsmart, Inc.	1,743,418
22,200		Phillips-Van Heusen	1,273,392
54,550		RadioShack Corp.	1,234,467
251,750	@	Rite Aid Corp.	377,625
54,950		Ross Stores, Inc.	2,938,177
21,600	@, L	Sears Holding Corp.	2,342,088
36,850	@	Signet Jewelers Ltd.	1,191,729
53,450		Tiffany & Co.	2,538,341
178,850		TJX Cos., Inc.	7,604,702
55,950	@	Urban Outfitters, Inc.	2,127,779
158,500		Wendy’s/Arby’s Group, Inc. - Class A	792,500
41,400		Williams-Sonoma, Inc.	1,088,406
			80,429,924
		Savings & Loans: 0.8%
8,650		Capitol Federal Financial	324,029
64,700		First Niagara Financial Group, Inc.	920,034
202,800		Hudson City Bancorp., Inc.	2,871,648
182,400		New York Community Bancorp., Inc.	3,016,896
149,750		People’s United Financial, Inc.	2,342,090
35,850		TFS Financial Corp.	478,598
43,350		Washington Federal, Inc.	880,872
			10,834,167

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Semiconductors: 4.0%
241,400	@	Advanced Micro Devices, Inc.	$2,237,778
127,400		Altera Corp.	3,097,094
126,300		Analog Devices, Inc.	3,639,966
195,600	@	Atmel Corp.	983,868
45,600	@	Cree, Inc.	3,202,032
64,800	@	Cypress Semiconductor Corp.	745,200
53,850	@	Fairchild Semiconductor International, Inc.	573,503
71,650	@	Integrated Device Technology, Inc.	439,215
31,200	@	International Rectifier Corp.	714,480
53,150		Intersil Corp.	784,494
74,000		KLA-Tencor Corp.	2,288,080
55,050	@	Lam Research Corp.	2,054,466
96,400		Linear Technology Corp.	2,726,192
280,050	@	LSI Logic Corp.	1,713,906
224,350	@	Marvell Technology Group Ltd.	4,572,253
132,500		Maxim Integrated Products	2,569,175
96,950	@	MEMC Electronic Materials, Inc.	1,486,244
79,250	L	Microchip Technology, Inc.	2,231,680
369,100	@	Micron Technology, Inc.	3,834,949
99,750		National Semiconductor Corp.	1,441,388
42,550	@	Novellus Systems, Inc.	1,063,750
237,550	@	Nvidia Corp.	4,128,619
182,500	@	ON Semiconductor Corp.	1,460,000
96,900	@	PMC - Sierra, Inc.	864,348
51,550	@	QLogic Corp.	1,046,465
44,250	@, L	Rambus, Inc.	966,863
43,700	@	Rovi Corp.	1,622,581
19,450	@	Silicon Laboratories, Inc.	927,182
75,250	@	Teradyne, Inc.	840,543
31,700	@	Varian Semiconductor Equipment Associates, Inc.	1,049,904
119,100		Xilinx, Inc.	3,037,050
			58,343,268
		Software: 3.3%
27,200	@	Allscripts Healthcare Solutions, Inc.	532,032
37,950	@	Ansys, Inc.	1,637,163
97,800	@	Autodesk, Inc.	2,877,276
80,050	@	BMC Software, Inc.	3,041,900
60,450		Broadridge Financial Solutions ADR	1,292,421
169,900		CA, Inc.	3,987,553
29,000	@, L	Cerner Corp.	2,466,740
78,350	@	Citrix Systems, Inc.	3,719,275
105,100	@, S	Compuware Corp.	882,840
23,000		Dun & Bradstreet Corp.	1,711,660
139,300	@	Electronic Arts, Inc.	2,599,338
5,900	@, L	Emdeon, Inc.	97,468
135,155		Fidelity National Information Services, Inc.	3,168,033
67,450	@	Fiserv, Inc.	3,423,762
140,150	@	Intuit, Inc.	4,812,751
43,350	@	MSCI, Inc. - Class A	1,564,935
149,400	@	Novell, Inc.	894,906
94,750	@	Nuance Communications, Inc.	1,576,640
82,250	@	Red Hat, Inc.	2,407,458
47,050	@	Salesforce.com, Inc.	3,502,873
36,000	@	Sybase, Inc.	1,678,320
			47,875,344
		Telecommunications: 2.7%
83,950	@	Amdocs Ltd.	2,527,735
128,435		CenturyTel, Inc.	4,554,305
39,350	@, L	Ciena Corp.	599,694
28,100	@, L	Clearwire Corp.	200,915
38,300	@	CommScope, Inc.	1,073,166
126,200	@	Crown Castle International Corp.	4,824,626
16,350	@	EchoStar Holding Corp.	331,578
135,300	L	Frontier Communications Corp.	1,006,632
57,450		Harris Corp.	2,728,301
91,550	@	JDS Uniphase Corp.	1,147,122
25,600	@, L	Leap Wireless International, Inc.	418,816
706,050	@	Level 3 Communications, Inc.	1,143,801
109,750	@	MetroPCS Communications, Inc.	777,030
31,400	@	NeuStar, Inc.	791,280
72,000	@	NII Holdings, Inc.	2,999,520
641,300		Qwest Communications International, Inc.	3,347,586
50,400	@	SBA Communications Corp.	1,817,928
39,350		Telephone & Data Systems, Inc.	1,331,998
172,250		Tellabs, Inc.	1,303,933
64,500	@	TW Telecom, Inc.	1,170,675
6,700	@	US Cellular Corp.	277,246
125,200		Virgin Media, Inc.	2,160,952
189,000		Windstream Corp.	2,058,210
			38,593,049
		Textiles: 0.2%
57,150		Cintas Corp.	1,605,344

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Textiles (continued)
24,300	@	Mohawk Industries, Inc.	$1,321,434
			2,926,778
		Toys/Games/Hobbies: 0.4%
54,250		Hasbro, Inc.	2,076,690
155,150		Mattel, Inc.	3,528,111
			5,604,801
		Transportation: 1.2%
17,850		Alexander & Baldwin, Inc.	589,943
73,550		CH Robinson Worldwide, Inc.	4,107,768
20,750		Con-way, Inc.	728,740
92,150		Expeditors International Washington, Inc.	3,402,178
22,350	L	Frontline Ltd.	684,581
38,100		JB Hunt Transport Services, Inc.	1,367,028
39,600	@	Kansas City Southern	1,432,332
23,400	@	Kirby Corp.	892,710
22,400		Landstar System, Inc.	940,352
10,150		Overseas Shipholding Group	398,185
24,300		Ryder System, Inc.	941,868
18,250		Teekay Shipping Corp.	415,005
22,400		Tidewater, Inc.	1,058,848
43,350		UTI Worldwide, Inc.	664,122
			17,623,660
		Trucking & Leasing: 0.0%
20,550		GATX Corp.	588,758
			588,758
		Water: 0.1%
27,500		American Water Works Co., Inc.	598,400
58,750		Aqua America, Inc.	1,032,238
			1,630,638
		Total Common Stock
		(Cost $1,115,965,212)	1,352,953,447

		REAL ESTATE INVESTMENT TRUSTS: 5.6%
		Apartments: 0.9%
50,912		Apartment Investment & Management Co.	937,290
34,640		AvalonBay Communities, Inc.	2,991,164
22,200		BRE Properties, Inc.	793,650
28,800		Camden Property Trust	1,198,944
118,850		Equity Residential	4,652,978
11,850		Essex Property Trust, Inc.	1,065,908
65,068		UDR, Inc.	1,147,800
			12,787,734
		Diversified: 0.7%
33,100	L	Digital Realty Trust, Inc.	1,794,020
97,050		Duke Realty Corp.	1,203,420
47,000		Liberty Property Trust	1,595,180
66,650		Vornado Realty Trust	5,045,405
			9,638,025
		Forestry: 0.2%
70,650	L	Plum Creek Timber Co., Inc.	2,748,992
			2,748,992
		Health Care: 0.8%
122,550		HCP, Inc.	4,044,150
49,850		Health Care Real Estate Investment Trust, Inc.	2,254,716
44,550		Nationwide Health Properties, Inc.	1,565,933
53,200		Senior Housing Properties Trust	1,178,380
67,450		Ventas, Inc.	3,202,526
			12,245,705
		Hotels: 0.3%
46,600		Hospitality Properties Trust	1,116,070
266,124		Host Hotels & Resorts, Inc.	3,898,717
			5,014,787
		Mortgage: 0.3%
235,250		Annaly Capital Management, Inc.	4,041,595
291,400	S	Chimera Investment Corp.	1,133,546
			5,175,141
		Office Property: 0.8%
17,000		Alexandria Real Estate Equities, Inc.	1,149,200
59,650		Boston Properties, Inc.	4,499,996
55,850		Brandywine Realty Trust	681,929
24,900		Corporate Office Properties Trust SBI MD	999,237
52,550		Douglas Emmett, Inc.	807,694
96,650	S	HRPT Properties Trust	751,937
33,800		Mack-Cali Realty Corp.	1,191,450
33,400		SL Green Realty Corp.	1,912,818
			11,994,261
		Paper & Related Products: 0.1%
34,100		Rayonier, Inc.	1,549,163
			1,549,163
		Regional Malls: 0.2%
35,998		Macerich Co.	1,379,083
23,000		Taubman Centers, Inc.	918,160
			2,297,243

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Shopping Centers: 0.5%
25,600		Federal Realty Investment Trust		$1,863,936
163,650		Kimco Realty Corp.		2,559,486
34,800		Regency Centers Corp.		1,303,956
45,300		Weingarten Realty Investors		976,668
				6,704,046
		Single Tenant: 0.1%
45,200		Realty Income Corp.		1,387,188
				1,387,188
		Storage: 0.4%
58,250		Public Storage, Inc.		5,358,418
				5,358,418
		Warehouse/Industrial: 0.3%
63,150		AMB Property Corp.		1,720,206
192,300		ProLogis		2,538,360
				4,258,566
		Total Real Estate Investment Trusts
		(Cost $65,113,831)		81,159,269

RIGHTS: 0.0%
		Pharmaceuticals: 0.0%
1,300		Fresenius Kabi Pharmaceuticals Holding, Inc.		195
				195
		Telecommunications: 0.0%
28,900	L	Clearwire Corp.		5,347
				5,347
		Total Rights
		(Cost $-)		5,542

		Total Long-Term Investments
		(Cost $1,181,079,043)		1,434,118,258

SHORT-TERM INVESTMENTS: 4.0%
		Affiliated Mutual Fund: 0.7%
9,827,000		ING Institutional Prime Money Market Fund - Class I		9,827,000

		Total Mutual Fund
		(Cost $9,827,000)		9,827,000

		Securities Lending Collateral(cc): 3.3%
47,777,641		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		47,777,641
268,841	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		215,073

		Total Securities Lending Collateral
		(Cost $48,046,482)		47,992,714

		Total Short-Term Investments
		(Cost $57,873,482)		57,819,714

		Total Investments in Securities
		(Cost $1,238,952,525)*	103.2%	$1,491,937,972
		Other Assets and Liabilities - Net	(3.2)	(45,987,381)
		Net Assets	100.0%	$1,445,950,591

	@	Non-income producing security
	I	Illiquid Security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.

	*	Cost for federal income tax purposes is $1,250,828,168.

		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$265,200,142
		Gross Unrealized Depreciation		(24,090,338)
		Net Unrealized Appreciation		$241,109,804

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$1,352,953,447	$—	$—	$1,352,953,447
Real Estate Investment Trusts	81,159,269	—	—	81,159,269
Rights	5,542	—	—	5,542
Short-Term Investments	57,604,641	—	215,073	57,819,714
Total Investments, at value	$1,491,722,899	$—	$215,073	$1,491,937,972
Other Financial Instruments+:
Futures	243,195	—	—	243,195
Total Assets	$1,491,966,094	$—	$215,073	$1,492,181,167

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$215,073	$—	$—	$—	$—	$—	$—	$—	$215,073
Total Investments, at value	$215,073	$—	$—	$—	$—	$—	$—	$—	$215,073

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Russell™ Mid Cap Index Portfolio Open Futures Contracts on March 31, 2010:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Market Value	Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	163	06/18/10	$12,846,030	$243,195
			$12,846,030	$243,195

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 91.1%
		Advertising: 0.2%
9,720	@	APAC Customer Services, Inc.	$55,890
35,460		Harte-Hanks, Inc.	456,016
23,060	@	inVentiv Health, Inc.	517,928
19,350		Marchex, Inc.	98,879
			1,128,713
		Aerospace/Defense: 1.4%
23,920	@	AAR Corp.	593,694
9,860	@, L	Aerovironment, Inc.	257,445
6,850	@	Argon ST, Inc.	182,279
12,320		Cubic Corp.	443,520
32,560		Curtiss-Wright Corp.	1,133,088
4,360		Ducommun, Inc.	91,604
18,380	@	Esterline Technologies Corp.	908,523
42,090	@, L	Gencorp, Inc.	242,438
14,650	L	Heico Corp.	755,354
11,420	@	Herley Industries, Inc.	167,417
18,500		Kaman Corp.	462,685
28,850	@	Moog, Inc.	1,021,867
3,860		National Presto Industries, Inc.	458,993
40,920	@	Orbital Sciences Corp.	777,889
25,760	@	Teledyne Technologies, Inc.	1,063,115
11,430		Triumph Group, Inc.	801,129
			9,361,040
		Agriculture: 0.4%
16,090	@, L	Agfeed Industries, Inc.	70,635
5,490		Alico, Inc.	138,623
56,740	@	Alliance One International, Inc.	288,807
14,140		Andersons, Inc.	473,407
42,250	@, L	Star Scientific, Inc.	107,738
8,390	@, L	Tejon Ranch Co.	256,063
18,470		Universal Corp.	973,184
27,031	L	Vector Group Ltd.	417,088
			2,725,545
		Airlines: 1.0%
85,380	@, S	Airtran Holdings, Inc.	433,730
24,060	@	Alaska Air Group, Inc.	991,994
10,100	@	Allegiant Travel Co.	584,386
29,060	@	Hawaiian Holdings, Inc.	214,172
147,530	@, S	JetBlue Airways Corp.	823,217
28,700	@	Republic Airways Holdings, Inc.	169,904
39,410		Skywest, Inc.	562,775
108,090	@	UAL Corp.	2,113,160
104,240	@	US Airways Group, Inc.	766,164
			6,659,502
		Apparel: 1.8%
17,770	@	American Apparel, Inc.	53,843
40,990	@	Carter’s, Inc.	1,235,849
10,180		Cherokee, Inc.	183,240
7,710	L	Columbia Sportswear Co.	405,006
57,370	@	CROCS, Inc.	503,135
8,900	@	Deckers Outdoor Corp.	1,228,200
8,810	@	G-III Apparel Group Ltd.	242,804
44,650	@, L	Iconix Brand Group, Inc.	685,824
54,140		Jones Apparel Group, Inc.	1,029,743
24,100	@	K-Swiss, Inc.	252,086
10,080	@	Maidenform Brands, Inc.	220,248
9,070		Oxford Industries, Inc.	184,393
6,560	@	Perry Ellis International, Inc.	148,584
80,210	@	Quiksilver, Inc.	379,393
22,040	@	Skechers USA, Inc.	800,493
10,340	@	Steven Madden Ltd.	504,592
30,350	@	Timberland Co.	647,669
14,930	@	True Religion Apparel, Inc.	453,275
21,590	@, L	Under Armour, Inc.	634,962
21,700	@	Unifi, Inc.	78,880
11,910	@, L	Volcom, Inc.	232,483
30,880	@	Warnaco Group, Inc.	1,473,285
6,590		Weyco Group, Inc.	154,997
34,060		Wolverine World Wide, Inc.	993,190
			12,726,174
		Auto Manufacturers: 0.0%
49,660	@, S	Force Protection, Inc.	298,953
			298,953

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Auto Parts & Equipment: 0.9%
33,460	@	American Axle & Manufacturing Holdings, Inc.	$333,931
20,700	@	Amerigon, Inc.	209,277
60,530	@	ArvinMeritor, Inc.	808,076
13,900	@	ATC Technology Corp.	238,524
3,250	@, L	China Automotive Systems, Inc.	75,108
33,890		Cooper Tire & Rubber Co.	644,588
89,710	@	Dana Holding Corp.	1,065,755
6,630	@	Dorman Products, Inc.	125,904
41,020	@, S	Exide Technologies	235,865
7,920	@, L	Fuel Systems Solutions, Inc.	253,123
9,750		Miller Industries, Inc.	121,193
29,700	@	Modine Manufacturing Co.	333,828
25,630		Spartan Motors, Inc.	143,528
13,850		Standard Motor Products, Inc.	137,392
15,260		Superior Industries International	245,381
38,760	@, L	Tenneco, Inc.	916,674
22,835		Titan International, Inc.	199,350
12,820	@, L	Wonder Auto Technology, Inc.	135,636
			6,223,133
		Banks: 5.8%
12,350		1st Source Corp.	216,743
1,600		Alliance Financial Corp.	47,168
5,025		Ameris Bancorp.	45,376
9,725	L	Arrow Financial Corp.	261,505
5,950		Bancfirst Corp.	249,365
12,480		Banco Latinoamericano de Exportaciones S.A.	179,213
11,150	@	Bancorp, Inc.	99,235
27,650		Bank Mutual Corp.	179,725
3,910		Bank of Kentucky Financial Corp.	77,965
1,870		Bank of Marin Bancorp	61,860
10,240		Bank of the Ozarks, Inc.	360,346
28,100		Banner Corp.	107,764
49,200		Boston Private Financial Holdings, Inc.	362,604
3,630	L	Bridge Bancorp, Inc.	84,942
8,640		Camden National Corp.	277,430
6,790	L	Capital City Bank Group, Inc.	96,758
20,490		Cardinal Financial Corp.	218,833
6,050	L	Cass Information Systems, Inc.	188,458
50,120		Cathay General Bancorp.	583,898
13,282		Center Bancorp, Inc.	110,373
19,370		Centerstate Banks of Florida, Inc.	237,283
13,850	@, L	Central Pacific Financial Corp.	23,268
7,450	L	Century Bancorp, Inc.	143,040
12,930	L	Chemical Financial Corp.	305,407
5,360		Citizens & Northern Corp.	67,268
246,800	@	Citizens Banking Corp.	289,990
11,340	L	City Holding Co.	388,849
6,560		CNB Financial Corp.	101,286
16,710	L	CoBiz Financial, Inc.	104,103
19,130	L	Columbia Banking System, Inc.	388,530
19,290		Community Bank System, Inc.	439,426
11,690		Community Trust Bancorp., Inc.	316,682
54,120		CVB Financial Corp.	537,412
11,400	@	Eagle Bancorp, Inc.	135,090
71,240		East-West Bancorp., Inc.	1,241,001
11,450	L	Enterprise Financial Services Corp.	126,637
2,500		Farmers Capital Bank Corp.	21,425
3,000		Financial Institutions, Inc.	43,860
2,790		First Bancorp, Inc.	44,473
10,690		First Bancorp.	144,529
53,760	L	First Bancorp. Puerto Rico	129,562
17,330	L	First Busey Corp.	76,599
51,620	L	First Commonwealth Financial Corp.	346,370
6,800		First Community Bancshares, Inc.	84,116
38,580		First Financial Bancorp.	686,338
14,110		First Financial Bankshares, Inc.	727,371
9,330	L	First Financial Corp.	270,197
19,520	L	First Merchants Corp.	135,859
48,830		First Midwest Bancorp., Inc.	661,647
3,070		First of Long Island Corp.	73,987
8,570	L	First South Bancorp, Inc.	107,125
55,214		FirstMerit Corp.	1,190,966
69,066		FNB Corp.	560,125
46,060		Glacier Bancorp., Inc.	701,494
6,490		Great Southern Bancorp., Inc.	145,636
67,320	@, S	Guaranty Bancorp	107,039
17,770		Hancock Holding Co.	742,964
26,590		Harleysville National Corp.	178,153
8,220	L	Heartland Financial USA, Inc.	131,273
4,690		Heritage Financial Corp.	70,772
12,386		Home Bancshares, Inc.	327,486
15,190		IBERIABANK Corp.	911,552

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Banks (continued)
12,300		Independent Bank Corp.	$303,318
36,130		International Bancshares Corp.	830,629
14,310		Lakeland Bancorp, Inc.	126,644
11,870		Lakeland Financial Corp.	226,124
7,320		MainSource Financial Group, Inc.	49,264
31,100		MB Financial Corp.	700,683
5,370		Merchants Bancshares, Inc.	116,583
4,030	@, L	Metro Bancorp, Inc.	55,493
20,150	@	Nara Bancorp., Inc.	176,514
3,320	L	National Bankshares, Inc.	90,470
83,910		National Penn Bancshares, Inc.	578,979
17,230	L	NBT Bancorp., Inc.	393,706
59,130		Old National Bancorp.	706,604
17,200	L	Old Second Bancorp, Inc.	113,348
19,950		Oriental Financial Group	269,325
2,770		Orrstown Financial Services, Inc.	70,275
25,150	L	Pacific Capital Bancorp.	45,522
17,540		PacWest Bancorp	400,263
7,460	L	Park National Corp.	464,833
12,120		Peoples Bancorp., Inc.	199,738
15,780	@	Pinnacle Financial Partners, Inc.	238,436
147,000		Premierwest Bancorp.	66,143
33,720		PrivateBancorp, Inc.	461,964
27,700		Prosperity Bancshares, Inc.	1,135,700
15,130		Renasant Corp.	244,803
5,760		Republic Bancorp., Inc.	108,518
15,960	L	S&T Bancorp, Inc.	333,564
17,040		Sandy Spring Bancorp, Inc.	255,600
7,200	@	Santander Bancorp.	88,308
7,680		SCBT Financial Corp.	284,467
3,010		Shore Bancshares, Inc.	42,893
8,250		Sierra Bancorp.	106,343
23,800	@	Signature Bank	881,790
7,010		Simmons First National Corp.	193,266
19,050	L	Smithtown Bancorp., Inc.	78,677
186,120		South Financial Group, Inc.	128,665
9,230		Southside Bancshares, Inc.	199,091
12,040		Southwest Bancorp., Inc.	99,571
18,270		StellarOne Corp.	244,270
6,350		Sterling Bancorp.	63,818
63,750		Sterling Bancshares, Inc.	355,725
28,810	@, L	Sterling Financial Corp.	16,422
8,030		Suffolk Bancorp	246,601
70,220		Susquehanna Bancshares, Inc.	688,858
26,560	@	SVB Financial Group	1,239,290
8,140		SY Bancorp., Inc.	185,185
24,140	@	Texas Capital Bancshares, Inc.	458,419
4,706	L	Tompkins Financial Corp.	171,675
6,920		Tower Bancorp, Inc.	185,248
16,760	L	TowneBank	233,970
10,490		Trico Bancshares	208,751
50,950	L	Trustco Bank Corp.	314,362
41,150		Trustmark Corp.	1,005,295
21,810		UMB Financial Corp.	885,486
63,460		Umpqua Holdings Corp.	841,480
6,470		Union First Market Bankshares Corp.	97,697
25,380	L	United Bankshares, Inc.	665,464
51,808	@	United Community Banks, Inc.	228,473
2,810	L	United Security Bancshares	42,066
6,160		Univest Corp. of Pennsylvania	115,130
12,010		Washington Trust Bancorp, Inc.	223,866
43,660		Webster Financial Corp.	763,613
17,170		WesBanco, Inc.	279,184
20,420	L	West Bancorporation, Inc.	134,364
18,070		Westamerica Bancorp.	1,041,736
31,440	@, L	Western Alliance Bancorp.	178,894
14,150		Wilshire Bancorp., Inc.	156,075
19,340		Wintrust Financial Corp.	719,641
			40,132,923
		Beverages: 0.2%
4,750	@	Boston Beer Co., Inc.	248,235
1,920	@, L	Diedrich Coffee, Inc.	66,816
6,960		Farmer Bros Co.	130,430
46,980	@	Heckmann Corp.	272,484
12,340	@	Peet’s Coffee & Tea, Inc.	489,281
			1,207,246
		Biotechnology: 2.8%
26,160	@	Acorda Therapeutics, Inc.	894,672
9,430	@	Affymax, Inc.	220,945
24,250	@	Alnylam Pharmaceuticals, Inc.	412,735
14,540	@, L	AMAG Pharmaceuticals, Inc.	507,591
38,350	@, L	American Oriental Bioengineering, Inc.	156,468

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
58,000	@, L	Arena Pharmaceuticals, Inc.	$179,800
65,700	@, L	Ariad Pharmaceuticals, Inc.	223,380
22,670	@	Arqule, Inc.	130,579
3,420	@, L	ARYx Therapeutics, Inc.	2,975
17,990	@, L	BioCryst Pharmaceuticals, Inc.	118,194
31,080	@, S	Cambrex Corp.	125,874
26,550	@, L	Cardium Therapeutics, Inc.	11,695
59,970	@	Celera Corp.	425,787
345,740	@, L	Cell Therapeutics, Inc.	186,942
13,500	@, L	Chelsea Therapeutics International, Inc.	47,925
6,780	@, L	Clinical Data, Inc.	131,532
36,670	@	Cubist Pharmaceuticals, Inc.	826,542
50,950	@, L	Curis, Inc.	156,417
95,080	@, L	Discovery Laboratories, Inc.	49,442
11,570	@	Emergent Biosolutions, Inc.	194,260
10,730	@	Enzo Biochem, Inc.	64,595
33,350	@, L	Enzon Pharmaceuticals, Inc.	339,503
69,950	@, S	Exelixis, Inc.	424,597
19,700	@	Facet Biotech Corp.	531,703
59,210	@, L	Geron Corp.	336,313
39,860	@	Halozyme Therapeutics, Inc.	318,481
119,490	@, S	Human Genome Sciences, Inc.	3,608,598
21,790	@, L	Idera Pharmaceuticals, Inc.	135,316
26,660	@	Immunogen, Inc.	215,679
50,550	@, L	Immunomedics, Inc.	167,826
57,340	@, L	Incyte Corp.	800,466
89,400	@, S	Insmed, Inc.	105,492
29,170	@, L	InterMune, Inc.	1,300,107
74,130	@	Ligand Pharmaceuticals, Inc.	129,728
20,910	@	Martek Biosciences Corp.	470,684
20,780	@	Maxygen, Inc.	136,525
28,440	@	Medicines Co.	222,970
41,710	@, L	Micromet, Inc.	337,017
22,060	@	Momenta Pharmaceuticals, Inc.	330,238
16,460	@	Nanosphere, Inc.	78,843
49,940	@, L	Novavax, Inc.	115,361
28,070	@	NPS Pharmaceuticals, Inc.	141,473
1,620	@	OncoGenex Pharmaceutical, Inc.	33,259
81,930		PDL BioPharma, Inc.	508,785
23,200	@, L	Protalix BioTherapeutics, Inc.	152,192
43,100	@	Regeneron Pharmaceuticals, Inc.	1,141,719
37,800	@	Repligen Corp.	153,468
32,490	@	RTI Biologics, Inc.	140,682
36,360	@, L	Sangamo Biosciences, Inc.	197,071
51,070	@	Seattle Genetics, Inc.	609,776
41,450	@, L	Sequenom, Inc.	261,550
75,420	@, L	StemCells, Inc.	87,487
63,930	@	SuperGen, Inc.	204,576
36,480	@	Zymogenetics, Inc.	209,030
			19,014,865
		Building Materials: 0.7%
3,910		AAON, Inc.	88,444
18,900		Apogee Enterprises, Inc.	298,809
13,540	@, L	Broadwind Energy, Inc.	60,524
33,460	@, S	Builders FirstSource, Inc.	105,399
27,680		Comfort Systems USA, Inc.	345,723
9,310	@	Drew Industries, Inc.	205,006
17,600	@	Gibraltar Industries, Inc.	221,936
22,200	@	Interline Brands, Inc.	424,908
69,430	@	Louisiana-Pacific Corp.	628,342
15,520		LSI Industries, Inc.	105,846
12,108		NCI Building Systems, Inc.	133,672
20,650		Quanex Building Products Corp.	341,345
25,110		Simpson Manufacturing Co., Inc.	697,054
14,430		Texas Industries, Inc.	493,073
9,250	@, L	Trex Co., Inc.	196,933
11,040		Universal Forest Products, Inc.	425,261
			4,772,275
		Chemicals: 2.0%
25,830		Aceto Corp.	156,013
15,100		American Vanguard Corp.	123,065
12,370		Arch Chemicals, Inc.	425,404
12,310		Balchem Corp.	303,442
5,620	@, L	China Green Agriculture, Inc.	78,680
55,780		Ferro Corp.	490,306
10,210	L	Hawkins, Inc.	247,082
26,990		HB Fuller Co.	626,438
12,070		ICO, Inc.	97,526
12,650		Innophos Holdings, Inc.	352,935
18,940		Innospec, Inc.	215,158
6,400	@	Kraton Performance Polymers, Inc.	114,272
27,770	@	Landec Corp.	184,115

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
13,430		Minerals Technologies, Inc.	$696,211
6,030		NewMarket Corp.	621,030
51,740		Olin Corp.	1,015,139
20,100	@	OM Group, Inc.	680,988
14,720	@	Omnova Solutions, Inc.	115,552
61,850	@	PolyOne Corp.	633,344
1,350		Quaker Chemical Corp.	36,599
30,270	@	Rockwood Holdings, Inc.	805,787
18,620		Schulman A, Inc.	455,631
33,470		Sensient Technologies Corp.	972,638
23,740	@, L	ShengdaTech, Inc.	177,813
76,960	@	Solutia, Inc.	1,239,826
21,750	@	Spartech Corp.	254,475
3,490		Stepan Co.	195,056
25,220	@	Symyx Technologies	113,238
12,320		Westlake Chemical Corp.	317,733
45,960	@	WR Grace & Co.	1,275,850
14,660		Zep, Inc.	320,761
16,870	@	Zoltek Cos., Inc.	162,627
			13,504,734
		Coal: 0.3%
21,700	@	Cloud Peak Energy, Inc.	361,088
71,390	@, S	International Coal Group, Inc.	326,252
19,590	@	James River Coal Co.	311,481
45,200	@	Patriot Coal Corp.	924,792
			1,923,613
		Commercial Services: 5.9%
28,950		ABM Industries, Inc.	613,740
14,080		Administaff, Inc.	300,467
36,060	S	Advance America Cash Advance Centers, Inc.	209,869
9,780	@	Advisory Board Co.	308,070
17,450	@	Albany Molecular Research, Inc.	145,708
12,030	@	American Public Education, Inc.	560,598
27,400	@	American Reprographics Co.	245,778
21,210	@	AMN Healthcare Services, Inc.	186,648
18,890		Arbitron, Inc.	503,607
14,660	@	Asset Acceptance Capital Corp.	92,505
69,330	@, L	Avis Budget Group, Inc.	797,295
6,900		Barrett Business Services, Inc.	93,530
8,250	@	Bridgepoint Education, Inc.	202,785
9,580	@	Capella Education Co.	889,407
12,550	@	Cardtronics, Inc.	157,754
34,080	@	CBIZ, Inc.	223,906
36,930	@	Cenveo, Inc.	319,814
15,790		Chemed Corp.	858,660
21,490	@	ChinaCast Education Corp.	157,092
19,500	@, L	Coinstar, Inc.	633,750
7,450	@, L	Consolidated Graphics, Inc.	308,505
52,360	@, L	Corinthian Colleges, Inc.	921,012
6,790	@	Cornell Cos., Inc.	124,325
21,880		Corporate Executive Board Co.	581,789
7,400	@	Corvel Corp.	264,550
12,800	@	CoStar Group, Inc.	531,456
3,890		CPI Corp.	53,915
6,610	@	CRA International, Inc.	151,501
19,260	@	Cross Country Healthcare, Inc.	194,719
33,150		Deluxe Corp.	643,773
16,640	@	Dollar Financial Corp.	400,358
18,310	@	Dollar Thrifty Automotive Group	588,300
14,180	@	DynCorp International, Inc.	162,928
11,980		Electro Rent Corp.	157,297
18,120	@	Emergency Medical Services Corp.	1,024,686
34,870	@	Euronet Worldwide, Inc.	642,654
12,720	@	ExlService Holdings, Inc.	212,170
13,170	@	Forrester Research, Inc.	396,022
45,440	@	Gartner, Inc.	1,010,586
31,290	@	Geo Group, Inc.	620,168
26,380	@	Global Cash Access, Inc.	215,525
9,610	@	Grand Canyon Education, Inc.	251,205
31,440	S	Great Lakes Dredge & Dock Corp.	165,060
20,360	@	H&E Equipment Services, Inc.	219,481
31,780	@, S	Hackett Group, Inc.	88,348
30,110		Healthcare Services Group	674,163
21,960	L	Heartland Payment Systems, Inc.	408,456
11,490	L	Heidrick & Struggles International, Inc.	322,065
20,990	@, S	Hill International, Inc.	122,372
17,320	@	HMS Holdings Corp.	883,147
14,750	@	Huron Consulting Group, Inc.	299,425
5,850	@	ICF International, Inc.	145,314
21,080	@, L	Jackson Hewitt Tax Service, Inc.	42,160
15,510	@, L	K12, Inc.	344,477
15,530	@	Kelly Services, Inc.	258,730

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
12,750	@	Kendle International, Inc.	$222,870
13,700	@	Kenexa Corp.	188,375
25,030	@	Kforce, Inc.	380,706
27,630	@	Korn/Ferry International	487,670
7,180		Landauer, Inc.	468,280
2,650	@, L	Learning Tree International, Inc.	37,286
5,990	@	Lincoln Educational Services Corp.	151,547
88,427	@	Live Nation, Inc.	1,282,192
12,630		MAXIMUS, Inc.	769,546
15,780		McGrath Rentcorp	382,349
8,880	@, L	Medifast, Inc.	223,154
64,530	@	MoneyGram International, Inc.	245,859
11,010		Monro Muffler, Inc.	393,718
9,760		Multi-Color Corp.	116,925
33,170	@	Navigant Consulting, Inc.	402,352
21,480	@	Net 1 UEPS Technologies, Inc.	395,017
20,780	@	On Assignment, Inc.	148,161
36,060	@	Parexel International Corp.	840,559
31,090	@, L	PHH Corp.	732,791
3,880	@, L	Pre-Paid Legal Services, Inc.	146,858
5,230	@	Providence Service Corp.	79,444
44,540	@	Rent-A-Center, Inc.	1,053,371
30,340	@	Resources Connection, Inc.	581,618
3,400	@	Rewards Network, Inc.	45,560
17,190	@	Riskmetrics Group, Inc.	388,666
26,160		Rollins, Inc.	567,149
34,720	@, L	RSC Holdings, Inc.	276,371
38,630		SFN Group, Inc.	309,426
43,080	L	Sotheby’s	1,339,357
7,040	@	Standard Parking Corp.	115,597
9,880	@	Steiner Leisure Ltd.	437,882
47,750		Stewart Enterprises, Inc.	298,438
29,160	@, L	SuccessFactors, Inc.	555,206
9,300	@	Team Health Holdings, Inc.	156,194
12,300	@	Team, Inc.	204,057
19,940	@	TeleTech Holdings, Inc.	340,575
19,370	@	TNS, Inc.	431,951
30,190		Towers Watson & Co.	1,434,025
5,700		Transcend Services, Inc.	92,597
5,170	@	Tree.com, Inc.	47,306
27,920	@	TrueBlue, Inc.	432,760
33,140	@	United Rentals, Inc.	310,853
13,270	@	Universal Technical Institute, Inc.	302,821
32,240	@	Valassis Communications, Inc.	897,239
10,660		Viad Corp.	219,063
4,330	@	Volt Information Sciences, Inc.	44,209
26,520	@	Wright Express Corp.	798,782
			40,708,357
		Computers: 2.2%
12,710	@	3D Systems Corp.	173,492
21,240	@, L	3PAR, Inc.	212,400
23,660		Agilysys, Inc.	264,282
18,940	@	CACI International, Inc.	925,219
44,710	@, S	Ciber, Inc.	167,215
23,200	@	Cogo Group, Inc.	162,168
12,790	@, L	Compellent Technologies, Inc.	224,465
10,270	@	COMSYS IT Partners, Inc.	179,520
17,200	@	Cray, Inc.	102,340
22,540	@, L	Echelon Corp.	202,184
36,420	@	Electronics for Imaging	423,565
6,600	@, L	Fortinet, Inc.	116,028
20,530		iGate Corp.	199,757
21,250	@	Imation Corp.	233,963
23,310	@, S	Immersion Corp.	116,550
30,710	@	Insight Enterprises, Inc.	440,996
18,740	@	Integral Systems, Inc.	180,466
24,610	@	Isilon Systems, Inc.	211,892
55,530		Jack Henry & Associates, Inc.	1,336,052
32,210	@	LivePerson, Inc.	247,051
17,540	@	Manhattan Associates, Inc.	446,919
14,570	@	Maxwell Technologies, Inc.	180,522
68,570	@	Mentor Graphics Corp.	549,931
17,910	@, L	Mercury Computer Systems, Inc.	245,725
8,200		MTS Systems Corp.	238,046
4,520	@	NCI, Inc.	136,640
26,420	@	Ness Technologies, Inc.	166,710
31,210	@	Netezza Corp.	399,176
19,540	@	Netscout Systems, Inc.	288,997
112,450	@, L	Palm, Inc.	422,812
4,650	@, L	PAR Technology Corp.	28,133
160,030	@	Quantum Corp.	420,879
20,780	@	Radiant Systems, Inc.	296,531

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Computers (continued)
16,060	@	Radisys Corp.	$143,898
6,100		Rimage Corp.	88,176
34,930	@	Riverbed Technolgoy, Inc.	992,012
26,970	@	Silicon Graphics International Corp.	288,309
48,200		Silicon Storage Technology, Inc.	146,287
25,610	@	Smart Modular Technologies, Inc.	197,453
27,360	@	SRA International, Inc.	568,814
11,710	@, L	STEC, Inc.	140,286
13,120	@, L	Stratasys, Inc.	319,866
13,820	@	Super Micro Computer, Inc.	238,810
22,720	@	SYKES Enterprises, Inc.	518,925
22,770	@, L	Synaptics, Inc.	628,680
9,150		Syntel, Inc.	352,001
27,214	@	Unisys Corp.	949,496
			15,513,639
		Cosmetics/Personal Care: 0.1%
17,290	@	Elizabeth Arden, Inc.	311,220
5,470		Inter Parfums, Inc.	81,065
15,740	@, L	Revlon, Inc. - Class A	233,739
			626,024
		Distribution/Wholesale: 1.1%
27,680	@	Beacon Roofing Supply, Inc.	529,518
7,750	@, L	BlueLinx Holdings, Inc.	29,528
21,550	@, L	BMP Sunstone Corp.	109,043
32,990	@	Brightpoint, Inc.	248,415
9,570	@	Chindex International, Inc.	113,022
9,350	@	Core-Mark Holding Co., Inc.	286,204
31,350	@	Fossil, Inc.	1,183,149
13,790		Houston Wire & Cable Co.	159,688
8,390	@	MWI Veterinary Supply, Inc.	338,956
28,720		Owens & Minor, Inc.	1,332,321
31,770		Pool Corp.	719,273
6,700	@	Rentrak Corp.	144,385
15,930	@	Scansource, Inc.	458,465
11,460	@	School Specialty, Inc.	260,257
8,640	@	Titan Machinery, Inc.	118,282
15,300	@	United Stationers, Inc.	900,405
17,460		Watsco, Inc.	993,125
			7,924,036
		Diversified Financial Services: 1.9%
19,600		Artio Global Investors, Inc.	484,904
28,440		BGC Partners, Inc.	173,768
43,530	@, L	Broadpoint Gleacher Securities, Inc.	174,120
10,370		Calamos Asset Management, Inc.	148,706
8,770		Cohen & Steers, Inc.	218,899
7,050	@, S	CompuCredit Holdings Corp.	36,378
16,100		Cowen Group, Inc.	91,046
4,750	@, L	Credit Acceptance Corp.	195,890
750	@	Diamond Hill Investment Group, Inc.	51,450
12,380		Duff & Phelps Corp.	207,241
1,021,710	@, S	E*Trade Financial Corp.	1,685,822
12,260	@	Encore Capital Group, Inc.	201,677
5,160		Epoch Holding Corp.	58,256
6,830		Evercore Partners, Inc.	204,900
13,990	@, S	FBR Capital Markets Corp.	63,655
36,850	@, L	First Marblehead Corp.	104,654
4,740	L	GAMCO Investors, Inc.	215,670
42,310	S	GFI Group, Inc.	244,552
7,955	@, L	International Assets Holding Corp.	119,086
12,430		JMP Group, Inc.	105,655
22,770	@, L	KBW, Inc.	612,513
60,700	@	Knight Capital Group, Inc.	925,675
36,520	@, L	LaBranche & Co., Inc.	192,095
24,770		MarketAxess Holdings, Inc.	389,632
64,200	@	MF Global Holdings, Ltd.	518,094
30,280	@	National Financial Partners Corp.	426,948
12,000		Nelnet, Inc.	222,720
14,100	@	NewStar Financial, Inc.	89,958
27,850	@	Ocwen Financial Corp.	308,857
4,660		Oppenheimer Holdings, Inc.	118,877
30,550		OptionsXpress Holdings, Inc.	497,660
16,290	@, L	Penson Worldwide, Inc.	164,040
12,630	@	Piper Jaffray Cos.	508,989
9,220	@	Portfolio Recovery Associates, Inc.	505,901
4,000	@	Pzena Investment Management, Inc.	30,520
24,550		Sanders Morris Harris Group, Inc.	151,965
20,890	@	Stifel Financial Corp.	1,122,838
16,930		SWS Group, Inc.	195,203
22,440	@	Thomas Weisel Partners Group, Inc.	87,965
27,200	@	TradeStation Group, Inc.	190,672
5,120		US Global Investors, Inc.	50,637
6,380	@	Virtus Investment Partners	132,959

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
6,080		Westwood Holdings Group, Inc.	$223,744
10,760	@, L	World Acceptance, Corp.	388,221
			12,843,012
		Electric: 1.6%
18,980		Allete, Inc.	635,450
34,880		Avista Corp.	722,365
25,850		Black Hills Corp.	784,548
6,060		Central Vermont Public Service Corp.	122,230
9,590	L	CH Energy Group, Inc.	391,656
40,790		Cleco Corp.	1,082,975
33,140	@	El Paso Electric Co.	682,684
21,990		Empire District Electric Co.	396,260
9,130	@, L	Enernoc, Inc.	270,978
31,000		Idacorp, Inc.	1,073,220
14,660	L	MGE Energy, Inc.	518,378
24,850		NorthWestern Corp.	666,229
21,000	L	Otter Tail Corp.	461,160
9,560	@	Pike Electric Corp.	89,099
54,570		PNM Resources, Inc.	683,762
44,930		Portland General Electric Co.	867,598
19,070		UIL Holdings Corp.	524,425
25,030		Unisource Energy Corp.	786,943
6,400		Unitil Corp.	148,800
			10,908,760
		Electrical Components & Equipment: 1.0%
42,940	@, L	Advanced Battery Technologies, Inc.	167,466
21,450	@	Advanced Energy Industries, Inc.	355,212
29,160	@, L	American Superconductor Corp.	842,724
28,750		Belden CDT, Inc.	789,475
33,950	@, L	China BAK Battery, Inc.	81,820
13,810		Encore Wire Corp.	287,248
32,450	@, L	Ener1, Inc.	153,489
30,560	@, L	Energy Conversion Devices, Inc.	239,285
24,010	@	EnerSys	592,087
123,340	@, L	Evergreen Solar, Inc.	139,374
19,430	@	Fushi Copperweld, Inc.	218,005
10,200		Generac Holdings, Inc.	142,851
80,710	@	GrafTech International Ltd.	1,103,306
5,520		Graham Corp.	99,305
9,860	@, L	Harbin Electric, Inc.	212,877
12,330		Insteel Industries, Inc.	131,808
7,900		Lihua International, Inc.	72,483
14,480	@	Littelfuse, Inc.	550,385
9,450	@, L	Orion Energy Systems, Inc.	46,305
3,600	@	Powell Industries, Inc.	117,108
54,420	@, L	Power-One, Inc.	229,652
15,950	@, L	PowerSecure International, Inc.	125,686
36,430	@, L	SatCon Technology Corp.	88,525
4,000	@	SmartHeat, Inc.	42,960
7,210	@, L	Ultralife Corp.	28,912
20,770	@, L	Universal Display Corp.	244,463
9,990	@	Vicor Corp.	137,962
			7,240,773
		Electronics: 2.4%
6,060		American Science & Engineering, Inc.	454,015
9,400		Analogic Corp.	401,662
9,920		Badger Meter, Inc.	382,019
7,960		Bel Fuse, Inc.	160,394
45,600	@	Benchmark Electronics, Inc.	945,744
33,520		Brady Corp.	1,043,142
25,990	@	Checkpoint Systems, Inc.	574,899
23,150	@, L	China Security & Surveillance Technology, Inc.	178,024
26,530	@	Cogent, Inc.	270,606
15,920	@	Coherent, Inc.	508,803
22,400		CTS Corp.	211,008
21,840	@	Cymer, Inc.	814,632
22,710	L	Daktronics, Inc.	173,050
11,600	@	Dionex Corp.	867,448
18,140	@	Electro Scientific Industries, Inc.	232,373
13,930	@, L	Faro Technologies, Inc.	358,698
22,950	@	FEI Co.	525,785
14,000		ICX Technologies	97,510
16,910	@	II-VI, Inc.	572,234
50,800	@	L-1 Identity Solutions, Inc.	453,644
3,650	@	LaBarge, Inc.	40,333
10,840	@	Measurement Specialties, Inc.	159,456
22,060		Methode Electronics, Inc.	218,394
51,390	@, L	Microvision, Inc.	144,920
4,750	@	Multi-Fineline Electronix, Inc.	122,360
14,570	@	Newport Corp.	182,125
4,300	@	NVE Corp.	194,790
10,260	@	OSI Systems, Inc.	287,793

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
11,710		Park Electrochemical Corp.	$336,545
25,570	@	Plexus Corp.	921,287
17,370	@	Rofin-Sinar Technologies, Inc.	392,909
11,190	@	Rogers Corp.	324,622
19,300	@	Stoneridge, Inc.	190,877
44,020	@, L	Taser International, Inc.	257,957
26,180		Technitrol, Inc.	138,230
27,880	@	TTM Technologies, Inc.	247,574
19,060	@	Varian, Inc.	986,927
19,070		Watts Water Technologies, Inc.	592,314
40,780		Woodward Governor Co.	1,304,144
			16,269,247
		Energy - Alternate Sources: 0.2%
24,340	@, L	Clean Energy Fuels Corp.	554,465
12,910	@, L	Comverge, Inc.	146,012
51,840	@, L	FuelCell Energy, Inc.	146,189
7,670	@	Green Plains Renewable Energy, Inc.	109,451
37,970	@, L	Headwaters, Inc.	174,282
11,230	@, L	Rex Stores Corp.	181,926
43,420	@	Syntroleum Corp.	92,050
			1,404,375
		Engineering & Construction: 0.7%
24,660	@	Dycom Industries, Inc.	216,268
40,310	@	EMCOR Group, Inc.	992,835
33,700	@, S	ENGlobal Corp.	93,349
11,690	@	Exponent, Inc.	333,399
22,440		Granite Construction, Inc.	678,137
25,890	@	Insituform Technologies, Inc.	688,933
11,220	@	Layne Christensen Co.	299,686
6,600	@	Michael Baker Corp.	227,568
9,000	@	Mistras Group, Inc.	89,865
19,190	@	MYR Group, Inc./Delaware	312,989
16,710	@	Orion Marine Group, Inc.	301,616
8,460	@	Stanley, Inc.	239,333
8,600	@	Sterling Construction Co., Inc.	135,192
18,180	@	Tutor Perini Corp.	395,415
			5,004,585
		Entertainment: 0.7%
10,160	@	Ascent Media Corp.	276,860
38,000	@	Bally Technologies, Inc.	1,540,520
9,910	@	Carmike Cinemas, Inc.	137,452
4,970		Churchill Downs, Inc.	186,375
22,420		Cinemark Holdings, Inc.	411,183
20,890	S	Dover Downs Gaming & Entertainment, Inc.	82,724
9,150	@	Isle of Capri Casinos, Inc.	71,187
28,300		National CineMedia, Inc.	488,458
36,140	@, L	Pinnacle Entertainment, Inc.	352,004
35,980	@	Shuffle Master, Inc.	294,676
9,860		Speedway Motorsports, Inc.	153,915
17,260	@, L	Vail Resorts, Inc.	691,953
19,580	@	Youbet.com, Inc.	57,565
			4,744,872
		Environmental Control: 0.7%
33,580	@	Calgon Carbon Corp.	574,890
15,170	@	Clean Harbors, Inc.	842,845
57,170	@	Darling International, Inc.	512,243
22,510	@, L	Energy Recovery, Inc.	141,813
51,060		Energy Solutions, Inc.	328,316
10,730	@, L	Fuel Tech, Inc.	86,055
32,910	@, L	Metalico, Inc.	197,131
15,930		Met-Pro Corp.	156,114
22,820		Mine Safety Appliances Co.	638,047
27,380	@	Perma-Fix Environmental Services	61,331
37,350	@	Tetra Tech, Inc.	860,544
11,010		US Ecology, Inc.	177,261
13,490	@	Waste Services, Inc.	133,416
			4,710,006
		Food: 1.8%
6,640	@, L	American Dairy, Inc.	127,156
14,430	@	American Italian Pasta Co.	560,894
660		Arden Group, Inc.	70,145
17,890		B&G Foods, Inc.	187,487
9,670	L	Calavo Growers, Inc.	176,381
8,400		Cal-Maine Foods, Inc.	284,676
28,220	@, L	Chiquita Brands International, Inc.	443,901
10,080		Diamond Foods, Inc.	423,763
24,100	@, L	Dole Food Co., Inc.	285,585
30,110	@	Fresh Del Monte Produce, Inc.	609,728
21,350	@, L	Great Atlantic & Pacific Tea Co.	163,755
23,930	@	Hain Celestial Group, Inc.	415,186
13,900	@	HQ Sustainable Maritime Industries, Inc.	83,400
15,660		Imperial Sugar Co.	242,887

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Food (continued)
10,540		Ingles Markets, Inc.	$158,416
12,320		J&J Snack Foods Corp.	535,550
13,830		Lancaster Colony Corp.	815,417
21,300		Lance, Inc.	492,669
5,340	@	M&F Worldwide Corp.	163,404
8,930		Nash Finch Co.	300,495
8,200	@	Overhill Farms, Inc.	47,806
30,270		Ruddick Corp.	957,743
13,640		Sanderson Farms, Inc.	731,240
110		Seaboard Corp.	142,901
6,330	@	Seneca Foods Corp.	184,330
41,210	@	Smart Balance, Inc.	267,041
15,140	L	Spartan Stores, Inc.	218,319
15,270		Tootsie Roll Industries, Inc.	412,748
21,210	@	TreeHouse Foods, Inc.	930,483
29,030	@	United Natural Foods, Inc.	816,614
3,210		Village Super Market	89,976
8,200		Weis Markets, Inc.	298,152
38,200	@	Winn-Dixie Stores, Inc.	477,118
12,770	@	Zhongpin, Inc.	162,179
			12,277,545
		Forest Products & Paper: 0.7%
19,370	@, S	Boise, Inc.	118,738
25,680	@	Buckeye Technologies, Inc.	335,894
10,000		Cellu Tissue Holdings, Inc.	99,750
8,458	@	Clearwater Paper Corp.	416,557
6,480		Deltic Timber Corp.	285,444
27,140	@	Domtar Corp.	1,748,087
29,810		Glatfelter	431,947
22,900	@	KapStone Paper and Packaging Corp.	271,823
10,140		Neenah Paper, Inc.	160,618
3,850	@, L	Orchids Paper Products Co.	63,333
11,760		Schweitzer-Mauduit International, Inc.	559,306
27,010		Wausau Paper Corp.	230,665
			4,722,162
		Gas: 1.2%
3,980		Chesapeake Utilities Corp.	118,604
16,600		Laclede Group, Inc.	559,752
30,270		New Jersey Resources Corp.	1,136,941
29,100		Nicor, Inc.	1,219,872
20,100		Northwest Natural Gas Co.	936,660
50,850		Piedmont Natural Gas Co.	1,402,443
21,990		South Jersey Industries, Inc.	923,360
30,370	L	Southwest Gas Corp.	908,670
36,920		WGL Holdings, Inc.	1,279,278
			8,485,580
		Hand/Machine Tools: 0.5%
31,240		Baldor Electric Co.	1,168,376
16,320		Franklin Electric Co., Inc.	489,437
1,220	@	K-Tron International, Inc.	182,963
22,390		Regal-Beloit Corp.	1,330,190
			3,170,966
		Healthcare - Products: 4.0%
12,380	@	Abaxism, Inc.	336,612
20,380	@	Abiomed, Inc.	210,525
20,370	@	Accuray, Inc.	124,053
41,500	@	Affymetrix, Inc.	304,610
8,300	@	AGA Medical Holdings, Inc.	134,875
39,250	@	Align Technology, Inc.	759,095
30,340	@	Alphatec Holdings, Inc.	193,266
47,760	@	American Medical Systems Holdings, Inc.	887,381
18,200	@	Angiodynamics, Inc.	284,284
1,330		Atrion Corp.	190,243
52,890	@	ATS Medical, Inc.	137,514
13,462	@	BioMimetic Therapeutics, Inc.	177,025
33,030	@	Bruker BioSciences Corp.	483,890
3,300		Cantel Medical Corp.	65,505
35,260	@, S	Cardiac Science Corp.	65,936
18,800	@, L	CardioNet, Inc.	143,820
37,500	@	Cepheid, Inc.	655,500
21,630	@, L	Conceptus, Inc.	431,735
13,540	@	Conmed Corp.	322,387
25,450	@	CryoLife, Inc.	164,662
13,090	@	Cutera, Inc.	135,743
16,990	@	Cyberonics	325,528
14,180	@	Cynosure, Inc.	159,383
23,320	@, L	Delcath Systems, Inc.	188,892
30,280	@	DexCom, Inc.	294,624
14,840	@, L	Electro-Optical Sciences, Inc.	110,113
37,130	@, S	Endologix, Inc.	150,005
44,220	@	ev3, Inc.	701,329
5,910	@	Exactech, Inc.	123,933

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
8,500		Female Health Co.	$60,945
9,530	@, L	Genomic Health, Inc.	167,633
15,380	@	Greatbatch, Inc.	325,902
17,790	@	Haemonetics Corp.	1,016,699
18,040	@	Hanger Orthopedic Group, Inc.	327,967
17,430	@, L	Hansen Medical, Inc.	39,915
8,563	@	HeartWare International, Inc.	380,797
6,680	@	ICU Medical, Inc.	230,126
49,440	@	Immucor, Inc.	1,106,962
20,050	@, L	Insulet Corp.	302,555
9,130	@	Integra LifeSciences Holdings Corp.	400,168
24,760		Invacare Corp.	657,130
11,390	@	IRIS International, Inc.	116,292
9,140	@	Kensey Nash Corp.	215,613
19,460	@	LCA-Vision, Inc.	161,907
27,380	@	Luminex Corp.	460,805
12,600	@, L	MAKO Surgical Corp.	169,848
34,010	@	Masimo Corp.	902,966
17,460	@	Medical Action Industries, Inc.	214,234
28,990		Meridian Bioscience, Inc.	590,526
15,610	@, L	Merit Medical Systems, Inc.	238,053
17,260	@	Micrus Endovascular Corp.	340,367
19,430	@	Natus Medical, Inc.	309,131
26,580	@, L	NuVasive, Inc.	1,201,416
16,670	@	NxStage Medical, Inc.	190,872
36,250	@	OraSure Technologies, Inc.	214,963
10,680	@	Orthofix International NV	388,538
49,880	@	Orthovita, Inc.	212,489
15,360	@	Palomar Medical Technologies, Inc.	166,810
44,730	@	PSS World Medical, Inc.	1,051,602
13,650	@, L	Quidel Corp.	198,471
19,630	@, L	Rockwell Medical Technologies, Inc.	113,461
11,430	@	Sirona Dental Systems, Inc.	434,683
9,400	@	Somanetics Corp.	179,916
12,120	@	SonoSite, Inc.	389,173
19,920	@	Spectranetics Corp.	137,647
22,070	@, L	Stereotaxis, Inc.	110,571
41,720		Steris Corp.	1,404,295
10,170	@, L	SurModics, Inc.	212,960
20,090	@	Symmetry Medical, Inc.	201,704
6,000	@	Synovis Life Technologies, Inc.	93,180
35,780	@	Thoratec Corp.	1,196,841
43,890	@	TomoTherapy, Inc.	149,665
10,560	@	Vital Images, Inc.	170,755
32,310	@	Volcano Corp.	780,610
21,980		West Pharmaceutical Services, Inc.	922,061
22,900	@	Wright Medical Group, Inc.	406,933
14,110	@	Zoll Medical Corp.	371,940
			27,900,565
		Healthcare - Services: 2.2%
6,920	@	Air Methods Corp.	235,280
17,810	@	Alliance Imaging, Inc.	100,092
5,970	@	Almost Family, Inc.	225,009
18,690	@, L	Amedisys, Inc.	1,032,062
9,350		America Service Group, Inc.	150,442
5,220	@	American Dental Partners, Inc.	68,121
33,950	@	AMERIGROUP Corp.	1,128,498
20,440	@	Amsurg Corp.	441,300
6,110	@	Assisted Living Concepts, Inc.	200,652
11,470	@	Bio-Reference Labs, Inc.	504,336
28,980	@, S	Capital Senior Living Corp.	152,435
30,240	@	Centene Corp.	726,970
11,880	@, L	Emeritus Corp.	241,758
7,220		Ensign Group, Inc.	125,123
11,650	@	Genoptix, Inc.	413,459
17,440	@	Gentiva Health Services, Inc.	493,203
58,720	@	Healthsouth Corp.	1,098,064
32,870	@	Healthspring, Inc.	578,512
24,420	@	Healthways, Inc.	392,429
12,270	@	IPC The Hospitalist Co., Inc.	430,800
21,700	@	Kindred Healthcare, Inc.	391,685
9,510	@, L	LHC Group, Inc.	318,870
27,300	@	Magellan Health Services, Inc.	1,187,004
13,250	@	Medcath Corp.	138,728
8,240	@	Molina Healthcare, Inc.	207,401
5,170		National Healthcare Corp.	182,915
23,600	@	Nighthawk Radiology Holdings, Inc.	74,930
23,440	@, L	Novamed, Inc.	79,696
17,920	@, L	Odyssey HealthCare, Inc.	324,531
36,360	@	Psychiatric Solutions, Inc.	1,083,528
15,990	@, L	RadNet, Inc.	50,848
11,780	@, L	RehabCare Group, Inc.	321,241

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
17,450	@	Res-Care, Inc.	$209,226
23,800	@	Select Medical Holdings Corp.	200,872
12,910	@	Skilled Healthcare Group, Inc.	79,655
28,200	@	Sun Healthcare Group, Inc.	269,028
30,350	@	Sunrise Senior Living, Inc.	155,392
12,770	@	Triple-S Management Corp.	226,668
28,900	@	WellCare Health Plans, Inc.	861,220
			15,101,983
		Holding Companies - Diversified: 0.0%
17,930		Compass Diversified Trust	273,612
			273,612
		Home Builders: 0.4%
40,600	@, S	Beazer Homes USA, Inc.	184,324
12,600	@	Brookfield Homes Corp.	110,061
4,560	@	Cavco Industries, Inc.	155,678
19,270	@, L	China Housing & Land Development, Inc.	73,226
39,560	@, L	Hovnanian Enterprises, Inc.	172,086
11,580	@	M/I Homes, Inc.	169,647
21,410	@	Meritage Homes Corp.	449,610
29,550		Ryland Group, Inc.	663,102
6,770	L	Skyline Corp.	125,922
76,180	@	Standard-Pacific Corp.	344,334
19,980	@	Winnebago Industries	291,908
			2,739,898
		Home Furnishings: 0.7%
11,040		American Woodmark Corp.	214,066
10,300		Audiovox Corp.	80,083
10,180	@	DTS, Inc.	346,527
14,340		Ethan Allen Interiors, Inc.	295,834
26,810	@	Furniture Brands International, Inc.	172,388
10,820		Hooker Furniture Corp.	173,986
22,980		Kimball International, Inc.	159,711
32,400	@	La-Z-Boy, Inc.	406,296
20,440	@	Sealy Corp.	71,540
5,150	@	Stanley Furniture Co., Inc.	52,324
48,510	@, L	Tempur-Pedic International, Inc.	1,463,062
70,020	@	Tivo, Inc.	1,198,742
11,050	@	Universal Electronics, Inc.	246,857
			4,881,416
		Household Products/Wares: 0.7%
47,160	@	ACCO Brands Corp.	361,246
25,520		American Greetings Corp.	531,837
3,800		Blyth, Inc.	118,750
43,000	@	Central Garden & Pet Co.	393,880
6,890		CSS Industries, Inc.	138,489
22,720		Ennis, Inc.	369,654
19,510	@	Helen of Troy Ltd.	508,431
18,680	@	Prestige Brands Holdings, Inc.	168,120
23,590		Standard Register Co.	126,207
43,490		Tupperware Corp.	2,097,088
10,790		WD-40 Co.	354,236
			5,167,938
		Insurance: 3.4%
194,680	@, L	AMBAC Financial Group, Inc.	108,398
37,420		American Equity Investment Life Holding Co.	398,523
9,530		American Physicians Capital, Inc.	304,484
3,620	@	American Physicians Service Group, Inc.	90,500
6,300	@	American Safety Insurance Holdings Ltd.	104,486
13,720	@	Amerisafe, Inc.	224,596
19,630		Amtrust Financial Services, Inc.	273,839
21,690		Argo Group International Holdings Ltd.	706,877
79,770		Assured Guaranty Ltd.	1,752,547
10,200		Baldwin & Lyons, Inc.	245,718
21,770	@, L	Citizens, Inc.	150,431
13,870	@	CNA Surety Corp.	246,747
166,500	@	Conseco, Inc.	1,035,630
16,870	@, S	Crawford & Co.	68,661
27,440		Delphi Financial Group	690,390
19,180	@, L	eHealth, Inc.	302,085
39,930		Employers Holdings, Inc.	592,961
4,120	@	Enstar Group Ltd.	284,939
9,170		FBL Financial Group, Inc.	224,482
10,230		First Mercury Financial Corp.	133,297
20,560		Flagstone Reinsurance Holdings Ltd.	235,618
8,565	@	Fpic Insurance Group, Inc.	232,197
20,050	@	Greenlight Capital Re Ltd.	534,934
10,960		Harleysville Group, Inc.	370,010
27,070		Horace Mann Educators Corp.	407,674
11,150		Infinity Property & Casualty Corp.	506,656
4,981		Kansas City Life Insurance Co.	157,300
4,955	L	Life Partners Holdings, Inc.	109,852
33,700		Maiden Holdings Ltd.	249,043

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
34,580		Max Re Capital Ltd.	$794,994
32,000		Meadowbrook Insurance Group, Inc.	252,800
5,700		Mercer Insurance Group, Inc.	102,600
85,850	@, L	MGIC Investment Corp.	941,775
54,160		Montpelier Re Holdings Ltd.	910,430
8,590		National Interstate Corp.	177,899
1,365		National Western Life Insurance Co.	251,638
7,630	@	Navigators Group, Inc.	300,088
82,010	@	Phoenix Cos., Inc.	198,464
32,640		Platinum Underwriters Holdings Ltd.	1,210,291
23,390	@	PMA Capital Corp.	143,615
45,150	@, L	PMI Group, Inc.	244,713
15,080		Presidential Life Corp.	150,348
4,510	@, L	Primus Guaranty Ltd.	18,942
21,540	@	ProAssurance Corp.	1,260,952
54,500	L	Radian Group, Inc.	852,380
11,590		RLI Corp.	660,862
9,120		Safety Insurance Group, Inc.	343,550
23,920		SeaBright Insurance Holdings, Inc.	263,359
38,490		Selective Insurance Group	638,934
10,180		State Auto Financial Corp.	182,731
12,100	L	Stewart Information Services Corp.	166,980
26,254		Tower Group, Inc.	582,051
38,486	@	United America Indemnity Ltd.	368,311
15,420		United Fire & Casualty Co.	277,406
16,920	@	Universal American Financial Corp.	260,568
15,100		Universal Insurance Holdings	76,331
23,250		Zenith National Insurance Corp.	890,940
			23,266,827
		Internet: 2.9%
9,430	@, L	AboveNet, Inc.	478,384
86,560	@, S	Art Technology Group, Inc.	381,730
21,380	@	AsiaInfo Holdings, Inc.	566,142
25,760	@	Blue Coat Systems, Inc.	799,590
8,920	@	Blue Nile, Inc.	490,778
31,000	@	Cogent Communications Group, Inc.	322,710
16,000	@	comScore, Inc.	267,040
14,040	@, L	Constant Contact, Inc.	326,009
43,850	@	Cybersource Corp.	773,514
27,440	@	DealerTrack Holdings, Inc.	468,675
5,600	@	Dice Holdings, Inc.	42,560
26,680	@	Digital River, Inc.	808,404
82,160	@, S	Drugstore.Com	293,311
63,100		Earthlink, Inc.	538,874
1,750	@	ePlus, Inc.	30,713
29,370	@	eResearch Technology, Inc.	202,947
14,052	@	Global Sources Ltd.	91,479
17,090	@	GSI Commerce, Inc.	472,880
9,700	@	Health Grades, Inc.	61,692
21,260	@	Infospace, Inc.	234,923
46,170	@, S	Internap Network Services Corp.	258,552
13,620	@, L	Internet Brands, Inc.	125,576
19,850	@	Internet Capital Group, Inc.	167,733
71,300		Ipass, Inc.	81,639
28,670	@	j2 Global Communications, Inc.	670,878
16,060		Keynote Systems, Inc.	182,923
20,850	@	Knot, Inc.	163,047
14,100	@	Limelight Networks, Inc.	51,606
23,180	@	Lionbridge Technologies	84,143
10,240	@, L	Liquidity Services, Inc.	118,170
9,140	@	LoopNet, Inc.	102,734
17,550	@	Mercadolibre, Inc.	846,086
33,240	@	Moduslink Global Solutions, Inc.	280,213
93,250	@	Move, Inc.	194,893
25,760	@	NIC, Inc.	202,731
21,240	L	Nutri/System, Inc.	378,284
25,440	@	Online Resources Corp.	102,523
2,250	@, L	OpenTable, Inc.	85,793
44,240	@	Openwave Systems, Inc.	101,752
26,890	@	Orbitz Worldwide, Inc.	191,188
10,360	@, L	Overstock.com, Inc.	168,350
22,500	@	PC-Tel, Inc.	139,050
18,980	@	Perficient, Inc.	213,905
41,410	@, L	Rackspace Hosting, Inc.	775,609
54,800	@	RealNetworks, Inc.	264,684
35,420	@	S1 Corp.	208,978
10,800	@, L	Saba Software, Inc.	53,460
6,793	@	Safeguard Scientifics, Inc.	88,309
62,100	@	Sapient Corp.	567,594
10,110	@	Shutterfly, Inc.	243,550
35,570	@	SonicWALL, Inc.	309,103
14,470	@	Sourcefire, Inc.	332,087

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Internet (continued)
15,380	@	Stamps.com, Inc.	$155,338
52,450	@	support.com, Inc.	171,512
4,950	@	TechTarget, Inc.	25,889
38,230	@, L	TeleCommunication Systems, Inc.	280,226
37,880	@, L	Terremark Worldwide, Inc.	265,539
109,300	@	TIBCO Software, Inc.	1,179,347
49,733		United Online, Inc.	372,003
1,920	@	US Auto Parts Network, Inc.	14,438
54,750	@	Valueclick, Inc.	555,165
18,230	@, L	Vasco Data Security Intl.	150,398
10,300	@	Vitacost.com, Inc.	124,064
10,110	@, L	Vocus, Inc.	172,376
20,660	@	Web.com Group, Inc.	112,597
27,770	@	Websense, Inc.	632,323
58,500	@, L	Zix Corp.	135,135
			19,753,848
		Investment Companies: 1.0%
118,420	S	Allied Capital Corp.	588,547
179,890	@, S	American Capital Ltd.	913,841
102,310		Apollo Investment Corp.	1,302,406
76,010		Ares Capital Corp.	1,127,988
12,650		BlackRock Kelso Capital Corp.	125,994
2,120		Capital Southwest Corp.	192,666
15,670	L	Fifth Street Finance Corp	181,929
19,640	L	Gladstone Capital Corp.	231,752
9,250	S	Gladstone Investment Corp.	55,315
26,700	@, S	Harris & Harris Group, Inc.	123,087
29,955		Hercules Technology Growth Capital, Inc.	317,223
16,110		Kohlberg Capital Corp.	91,183
8,350	L	Main Street Capital Corp.	130,344
49,200	@	MCG Capital Corp.	256,332
10,500		Medallion Financial Corp.	83,528
15,150		MVC Capital, Inc.	205,586
27,070		NGP Capital Resources Co.	230,636
19,430		PennantPark Investment Corp.	201,295
40,090		Prospect Capital Corp.	487,094
5,200		Solar Capital Ltd.	109,902
7,800		Triangle Capital Corp.	109,512
			7,066,160
		Iron/Steel: 0.0%
16,920	@, S	China Precision Steel, Inc.	35,532
7,550	@, L	General Steel Holdings, Inc.	31,031
23,800	@	Sutor Technology Group Ltd.	68,901
5,100	@, L	Universal Stainless & Alloy	122,349
			257,813
		Leisure Time: 0.6%
9,540		Ambassadors Group, Inc.	105,417
58,460		Brunswick Corp.	933,606
44,850		Callaway Golf Co.	395,577
26,750	@	Interval Leisure Group, Inc.	389,480
25,000	@, L	Life Time Fitness, Inc.	702,500
16,250		Marine Products Corp.	97,500
19,800	L	Polaris Industries, Inc.	1,012,968
23,100	@	Town Sports International Holdings, Inc.	90,321
9,160	@	Universal Travel Group	90,776
			3,818,145
		Lodging: 0.3%
14,680		Ameristar Casinos, Inc.	267,470
25,440	@, L	Gaylord Entertainment Co.	745,138
12,980		Marcus Corp.	168,610
5,020	@	Monarch Casino & Resort, Inc.	42,871
58,200	@	Orient-Express Hotels Ltd.	825,276
11,800		Red Lion Hotels Corp.	85,137
			2,134,502
		Machinery - Construction & Mining: 0.1%
13,210	@	Astec Industries, Inc.	382,562
			382,562
		Machinery - Diversified: 1.3%
5,300		Alamo Group, Inc.	105,921
15,690		Albany International Corp.	337,806
17,330	@	Altra Holdings, Inc.	237,941
26,410		Applied Industrial Technologies, Inc.	656,289
33,170		Briggs & Stratton Corp.	646,815
5,430		Cascade Corp.	174,900
19,350	@	Chart Industries, Inc.	387,000
28,140		Cognex Corp.	520,309
10,040	@	Columbus McKinnon Corp.	159,335
8,200	@	Duoyuan Printing, Inc.	88,519
6,700		DXP Enterprises, Inc.	85,526
41,200		Flow International Corp.	123,806
9,290	L	Gorman-Rupp Co.	236,338
5,500	@	Hurco Cos, Inc.	92,538

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified (continued)
42,300	@	Intermec, Inc.	$599,814
15,540	@	Intevac, Inc.	214,763
14,680	@	iRobot Corp.	222,549
8,740	@	Kadant, Inc.	125,943
7,940	L	Lindsay Manufacturing Co.	328,795
11,376	@	Middleby Corp.	655,144
3,750		Nacco Industries, Inc.	278,063
23,760		Nordson Corp.	1,613,779
39,710	@, L	Raser Technologies, Inc.	39,710
18,120		Robbins & Myers, Inc.	431,618
7,500	@	Sauer-Danfoss, Inc.	99,600
16,560	@	Tecumseh Products Co.	203,191
12,180		Tennant Co.	333,610
			8,999,622
		Media: 0.5%
16,880	@	Acacia Research - Acacia Technologies	182,810
59,600		Belo Corp.	406,472
35,630	@, S	CKX, Inc.	218,412
7,420		Courier Corp.	122,504
14,250	@	DG FastChannel, Inc.	455,288
19,810	@	Dolan Media Co.	215,335
9,150	@	EW Scripps Co.	77,318
8,170	@, L	Fisher Communications, Inc.	115,197
30,600		Journal Communications, Inc.	128,367
23,670	@, L	Lin TV Corp.	136,103
19,020	@	Lodgenet Entertainment Corp.	132,569
32,560	@, L	Martha Stewart Living Omnimedia	181,685
33,730	@	Mediacom Communications Corp.	200,694
33,640	@	Playboy Enterprises, Inc.	123,122
17,620		Scholastic Corp.	493,360
24,250	@	Sinclair Broadcast Group, Inc.	123,190
20,380		World Wrestling Entertainment, Inc.	352,574
			3,665,000
		Metal Fabricate/Hardware: 0.9%
8,320		AM Castle & Co.	108,826
4,570		Ampco-Pittsburgh Corp.	113,427
14,930		CIRCOR International, Inc.	495,825
5,860		Dynamic Materials Corp.	91,533
34,910	@, S	Furmanite Corp.	181,183
8,340		Haynes International, Inc.	296,320
18,700		Kaydon Corp.	703,120
11,770	@	Ladish Co., Inc.	237,283
5,870		Lawson Products	90,809
7,410	@	LB Foster Co.	214,075
26,520		Mueller Industries, Inc.	710,471
106,940		Mueller Water Products, Inc.	511,173
6,510	@	Northwest Pipe Co.	142,244
6,430		Olympic Steel, Inc.	209,940
15,500	@	RBC Bearings, Inc.	493,985
20,080	@	RTI International Metals, Inc.	609,026
6,990		Sun Hydraulics Corp.	181,600
43,300		Worthington Industries	748,657
			6,139,497
		Mining: 0.8%
37,440	@, L	Allied Nevada Gold Corp.	620,381
17,460		Amcol International Corp.	474,912
14,570	@	Brush Engineered Materials, Inc.	328,845
36,180	@, L	Century Aluminum Co.	497,837
53,080	@	Coeur d’Alene Mines Corp.	795,138
48,390	@, S	General Moly, Inc.	160,655
150,500	@, L	Hecla Mining Co.	823,235
32,520	@	Horsehead Holding Corp.	385,037
11,680	L	Kaiser Aluminum Corp.	450,498
38,150	@, L	Paramount Gold and Silver Corp.	53,029
26,690	@	Stillwater Mining Co	346,436
37,190	@, L	Uranium Energy Corp.	119,752
51,170	@	US Gold Corp.	138,159
74,830	@	USEC, Inc.	431,769
			5,625,683
		Miscellaneous Manufacturing: 2.0%
40,540		Actuant Corp.	792,557
28,650		Acuity Brands, Inc.	1,209,317
6,520		Ameron International Corp.	410,043
14,450		AO Smith Corp.	759,637
8,160		AZZ, Inc.	276,216
35,600		Barnes Group, Inc.	692,420
25,350	@	Blount International, Inc.	262,626
15,480	@	Ceradyne, Inc.	351,241
6,660	@, L	China Fire & Security Group, Inc.	86,380
35,130		Clarcor, Inc.	1,211,634
16,980	@	Colfax Corp.	199,855
169,890	@	Eastman Kodak Co.	983,663

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
9,840	@	EnPro Industries, Inc.	$286,147
15,900		ESCO Technologies, Inc.	505,779
30,440		Federal Signal Corp.	274,264
7,000		Freightcar America, Inc.	169,120
21,530	@	Griffon Corp.	268,264
68,060	@	Hexcel Corp.	982,786
18,070		John Bean Technologies Corp.	316,948
14,830		Koppers Holdings, Inc.	419,986
11,570	@	LSB Industries, Inc.	176,327
20,680		Matthews International Corp. - Class A	734,140
13,580	@	Metabolix, Inc.	165,404
8,950		Movado Group, Inc.	100,956
19,490		Myers Industries, Inc.	204,255
9,870		NL Industries, Inc.	84,685
8,770	@	PMFG, Inc.	116,027
16,970	@	Polypore International, Inc.	296,296
11,140		Raven Industries, Inc.	328,519
38,920	@	Smith & Wesson Holding Corp.	147,118
8,150		Standex International Corp.	210,026
7,200	@	STR Holdings, Inc.	169,164
10,840		Sturm Ruger & Co., Inc.	129,972
18,910		Tredegar Corp.	322,983
12,200		Trimas Corp.	79,117
			13,723,872
		Office Furnishings: 0.3%
39,500		Herman Miller, Inc.	713,370
25,520		HNI, Corp.	679,598
29,570		Interface, Inc.	342,421
39,140		Knoll, Inc.	440,325
26,800		Steelcase, Inc.	173,396
			2,349,110
		Oil & Gas: 2.4%
5,370	@	Apco Oil and Gas International, Inc.	145,312
12,900	@	Approach Resources, Inc.	117,068
26,380	@	Arena Resources, Inc.	881,092
45,140		Atlas Energy, Inc.	1,404,757
26,670	@, L	ATP Oil & Gas Corp.	501,663
33,670		Berry Petroleum Co.	948,147
25,060	@	Bill Barrett Corp.	769,593
55,170	@, L	BPZ Energy, Inc.	405,500
59,980	@	Brigham Exploration Co.	956,681
26,510	@, S	Bronco Drilling Co., Inc.	124,597
18,100	@	Carrizo Oil & Gas, Inc.	415,395
49,230	@, L	Cheniere Energy, Inc.	152,121
9,220	@	Contango Oil & Gas Co.	471,603
15,900	@	CVR Energy, Inc.	139,125
11,370		Delek US Holdings, Inc.	82,774
113,500	@, L	Delta Petroleum Corp.	160,035
80,150	@, S	Endeavour International Corp.	101,791
41,190	@, S	FX Energy, Inc.	141,282
17,200	@, L	GMX Resources, Inc.	141,384
17,090	@, L	Goodrich Petroleum Corp.	267,288
133,720	@, S	Gran Tierra Energy, Inc.	788,948
21,500	@	Gulfport Energy Corp.	241,660
22,800	@, L	Harvest Natural Resources, Inc.	171,684
72,090	@, S	Hercules Offshore, Inc.	310,708
52,270	@	McMoRan Exploration Co.	764,710
22,720	@	Northern Oil And Gas, Inc.	360,112
154,920	@, L	Oilsands Quest, Inc.	114,517
4,990		Panhandle Oil and Gas, Inc.	117,914
86,200	@	Parker Drilling Co.	424,966
29,280		Penn Virginia Corp.	717,360
10,110	@	Petroleum Development Corp.	234,249
32,110	@	Petroquest Energy, Inc.	161,513
31,800	@	Pioneer Drilling Co.	223,872
22,830	@	Rex Energy Corp.	260,034
34,220	@	Rosetta Resources, Inc.	805,881
24,480	@	Stone Energy Corp.	434,520
22,960	@	Swift Energy Co.	705,790
15,050	@, L	Toreador Resources Corp.	123,109
39,070	@	Vaalco Energy, Inc.	193,006
75,050	@	Vantage Drilling Co.	111,074
12,290	@	Venoco, Inc.	157,681
17,240		W&T Offshore, Inc.	144,816
56,220	@	Warren Resources, Inc.	141,674
25,180	@, L	Western Refining, Inc.	138,490
14,812	@, L	Zion Oil & Gas, Inc.	91,686
			16,267,182
		Oil & Gas Services: 1.2%
51,360	@	Allis-Chalmers Energy, Inc.	181,814
25,620	@	Basic Energy Services, Inc.	197,530
73,400	@	Boots & Coots, Inc.	178,362

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
29,180	@	Cal Dive International, Inc.	$213,889
12,710		CARBO Ceramics, Inc.	792,341
33,140	@	Complete Production Services, Inc.	382,767
5,370	@	Dawson Geophysical Co.	157,019
21,420	@	Dril-Quip, Inc.	1,303,193
67,660	@	Global Industries Ltd.	434,377
6,590		Gulf Island Fabrication, Inc.	143,333
17,340	@, L	Hornbeck Offshore Services, Inc.	322,004
68,180	@, S	ION Geophysical Corp.	335,446
84,810	@	Key Energy Services, Inc.	809,936
11,060		Lufkin Industries, Inc.	875,399
17,160	@	Matrix Service Co.	184,642
9,310	@	Natural Gas Services Group, Inc.	147,750
42,540	@	Newpark Resources	223,335
3,450	@	OYO Geospace Corp.	164,945
21,490		RPC, Inc.	239,184
11,710	@	Superior Well Services, Inc.	156,680
12,590	@	T-3 Energy Services, Inc.	309,210
48,170	@	Tetra Technologies, Inc.	588,637
18,600	@	Willbros Group, Inc.	223,386
			8,565,179
		Packaging & Containers: 0.4%
5,840	@	AEP Industries, Inc.	151,957
10,210	@	Bway Holding Co.	205,221
11,700		Graham Packaging Co., Inc.	146,777
75,580	@, S	Graphic Packaging Holding Co.	272,844
25,390		Rock-Tenn Co.	1,157,022
18,830		Silgan Holdings, Inc.	1,134,131
			3,067,952
		Pharmaceuticals: 2.9%
53,550	@, S	Adolor, Corp.	96,390
27,350	@, L	Akorn, Inc.	41,846
64,570	@	Alkermes, Inc.	837,473
41,930	@	Allos Therapeutics, Inc.	311,540
11,100	@, L	Amicus Therapeutics, Inc.	35,409
10,180	@, L	Ardea Biosciences, Inc.	185,887
20,130	@, S	Array Biopharma, Inc.	55,156
29,020	@, L	Auxilium Pharmaceuticals, Inc.	904,263
24,000	@, L	AVANIR Pharmaceuticals, Inc.	55,680
100,000	@, L	AVI BioPharma, Inc.	119,000
19,600		BioDelivery Sciences International	74,970
27,610	@	Bioscrip Inc.	220,328
18,530	@, L	Cadence Pharmaceuticals, Inc.	169,179
23,330	@	Catalyst Health Solutions, Inc.	965,395
6,600	@	China Sky One Medical, Inc.	103,686
3,650	@	China-Biotics, Inc.	65,372
30,900		Clarient, Inc.	80,804
2,260	@	Cornerstone Therapeutics, Inc.	14,351
33,190	@, S	Cypress Bioscience, Inc.	162,631
20,900		Cytori Therapeutics, Inc.	95,200
48,400	@, L	Depomed, Inc.	171,820
51,010	@, S	Durect Corp.	153,540
43,010	@	Dyax Corp.	146,664
142,400	@	Hemispherx Biopharma, Inc.	105,376
3,160	@	Hi-Tech Pharmacal Co., Inc.	69,962
38,880	@	Impax Laboratories, Inc.	695,174
37,470	@	Inspire Pharmaceuticals, Inc.	233,813
61,020	@	Isis Pharmaceuticals, Inc.	666,338
11,530	@, S	ISTA Pharmaceuticals, Inc.	46,927
37,350	@, S	KV Pharmaceutical Co.	65,736
5,550	@	Lannett Co., Inc.	23,588
11,680		Mannatech, Inc.	39,011
37,610	@, L	MannKind Corp.	246,722
6,100	@	MAP Pharmaceuticals, Inc.	96,899
43,300		Medicis Pharmaceutical Corp.	1,089,428
19,440	@	Medivation, Inc.	203,926
26,860	@	Myriad Pharmaceuticals, Inc.	121,407
37,520	@	Nabi Biopharmaceuticals	205,234
59,970	@	Nektar Therapeutics	912,144
15,215	@	Neogen Corp.	381,897
26,620	@	Neurocrine Biosciences, Inc.	67,881
5,880	@, L	NeurogesX, Inc.	55,272
7,500		Nutraceutical International	112,013
19,690	@	Obagi Medical Products, Inc.	239,824
40,010	@	Onyx Pharmaceuticals, Inc.	1,211,503
20,050	@, L	Opko Health, Inc.	39,699
19,040	@, L	Optimer Pharmaceuticals, Inc.	233,811
23,350	@	Orexigen Therapeutics, Inc.	137,532
9,910	@	Osiris Therapeutics, Inc.	73,334
28,830	@	Pain Therapeutics, Inc.	180,764
23,520	@	Par Pharmaceutical Cos., Inc.	583,296
13,780	@, L	Pharmasset, Inc.	369,304

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
19,710	@, L	PharMerica Corp.	$359,116
15,610	@	Pozen, Inc.	149,544
19,610	@	Progenics Pharmaceuticals, Inc.	104,521
39,230	@	Questcor Pharmaceuticals, Inc.	322,863
29,150	@	Rigel Pharmaceuticals, Inc.	232,326
35,630	@	Salix Pharmaceuticals Ltd.	1,327,218
33,500	@	Santarus, Inc.	180,230
42,440	@, L	Savient Pharmaceuticals, Inc.	613,258
11,550	@	Schiff Nutrition International, Inc.	94,479
25,700		Sciclone Pharmaceuticals	90,593
20,920	@, L	SIGA Technologies, Inc.	138,700
28,340	@, L	Spectrum Pharmaceuticals, Inc.	130,647
20,810	@	Synta Pharmaceuticals Corp.	89,691
11,240	@, L	Synutra International, Inc.	254,136
36,210	@	Theravance, Inc.	482,317
5,150	@, L	USANA Health Sciences, Inc.	161,762
17,950	@	Vanda Pharmaceuticals, Inc.	207,143
50,190	@	Viropharma, Inc.	684,090
41,470	@, L	Vivus, Inc.	361,618
18,240	@, L	Xenoport, Inc.	168,902
			19,727,553
		Pipelines: 0.0%
25,020	@	Crosstex Energy, Inc.	217,424
			217,424
		Real Estate: 0.1%
5,280	@	Avatar Holdings, Inc.	114,787
2,820		Consolidated-Tomoka Land Co.	88,858
26,370	@	Forestar Real Estate Group, Inc.	497,866
24,220	@	Hilltop Holdings, Inc.	284,585
			986,096
		Retail: 6.4%
30,910	@	99 Cents Only Stores	503,833
13,980	@	AFC Enterprises	150,005
8,060	@	America’s Car-Mart, Inc.	194,407
37,520	@	AnnTaylor Stores Corp.	776,664
20,880	@	Asbury Automotive Group, Inc.	277,704
13,560		Bebe Stores, Inc.	120,684
14,350		Big 5 Sporting Goods Corp.	218,407
11,880	@	BJ’s Restaurants, Inc.	276,804
21,050		Bob Evans Farms, Inc.	650,656
67,350	@, L	Borders Group, Inc.	115,842
26,460		Brown Shoe Co., Inc.	409,601
15,380	L	Buckle, Inc.	565,369
12,200	@, L	Buffalo Wild Wings, Inc.	586,942
8,850	@, L	Build-A-Bear Workshop, Inc.	63,012
21,280	@, L	Cabela’s, Inc.	372,187
12,420	@	California Pizza Kitchen, Inc.	208,532
2,300	@, L	Caribou Coffee Co., Inc.	15,226
34,770		Casey’s General Stores, Inc.	1,091,778
20,480		Cash America International, Inc.	808,550
21,520		Cato Corp.	461,389
14,440	@	CEC Entertainment, Inc.	550,020
76,340	@	Charming Shoppes, Inc.	416,816
39,710	@	Cheesecake Factory	1,074,553
15,570	@	Childrens Place Retail Stores, Inc.	693,644
20,980		Christopher & Banks Corp.	167,840
10,010	@, L	Citi Trends, Inc.	324,724
31,610	L	CKE Restaurants, Inc.	349,923
30,370	@	Coldwater Creek, Inc.	210,768
44,480	@	Collective Brands, Inc.	1,011,475
7,820	@, L	Conn’s, Inc.	61,231
15,230		Cracker Barrel Old Country Store	706,367
66,060	@, S	Denny’s Corp.	253,670
2,480	@	Destination Maternity Corp.	63,637
32,810		Dillard’s, Inc.	774,316
11,900	@	DineEquity, Inc.	470,407
27,260	@	Domino’s Pizza, Inc.	371,826
40,062	@, L	Dress Barn, Inc.	1,048,022
6,650	@, L	DSW, Inc.	169,775
2,300	@	Einstein Noah Restaurant Group, Inc.	27,945
30,460	@	Ezcorp, Inc.	627,476
28,889		Finish Line	471,468
15,050	@	First Cash Financial Services, Inc.	324,629
23,690		Fred’s, Inc.	283,806
7,510	@, L	Fuqi International, Inc.	81,859
7,220		Gaiam, Inc.	59,926
13,330	@	Genesco, Inc.	413,363
14,760	@	Group 1 Automotive, Inc.	470,254
17,780	@	Gymboree Corp.	917,981
5,150	@	Haverty Furniture Cos., Inc.	84,048
8,400	@	hhgregg, Inc.	212,016
18,850	@	Hibbett Sporting Goods, Inc.	482,183

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Retail (continued)
34,980	@	HOT Topic, Inc.	$227,370
26,500	@	HSN, Inc.	780,160
33,350	@	J Crew Group, Inc.	1,530,765
41,420	@	Jack in the Box, Inc.	975,441
16,630	@	Jo-Ann Stores, Inc.	698,127
14,020	@	JoS. A Bank Clothiers, Inc.	766,193
11,050	@, L	Kenneth Cole Productions, Inc.	141,551
8,260	@	Kirkland’s, Inc.	173,460
37,800	@	Krispy Kreme Doughnuts, Inc.	151,956
4,850	@, L	Landry’s Restaurants, Inc.	86,912
54,920	@, L	Liz Claiborne, Inc.	408,056
27,580	@, L	Lululemon Athletica, Inc.	1,144,570
10,180	@	Lumber Liquidators	271,501
12,850	@	McCormick & Schmick’s Seafood Restaurants, Inc.	129,400
31,600		Men’s Wearhouse, Inc.	756,504
20,870	@	New York & Co., Inc.	99,967
33,970		Nu Skin Enterprises, Inc.	988,527
19,350	@	O’Charleys, Inc.	172,989
46,250	@	OfficeMax, Inc.	759,425
41,490	@, L	Pacific Sunwear of California	220,312
15,910	@, L	Pantry, Inc.	198,716
16,110	@	Papa John’s International, Inc.	414,188
20,870	@	PC Mall, Inc.	105,602
31,850	L	PEP Boys-Manny Moe & Jack	320,093
16,400	L	PetMed Express, Inc.	363,588
14,750	@, L	PF Chang’s China Bistro, Inc.	650,918
65,210	@	Pier 1 Imports, Inc.	415,388
11,260		Pricesmart, Inc.	261,795
11,400	@	Red Robin Gourmet Burgers, Inc.	278,616
36,610		Regis Corp.	683,875
17,300		Retail Ventures, Inc.	164,437
35,580	@	Ruby Tuesday, Inc.	376,081
4,300	@	Rue21, Inc.	149,081
20,700	@	Rush Enterprises, Inc. - Class A	273,447
25,102	@	Ruth’s Chris Steak House	133,041
79,900	@	Saks, Inc.	687,140
58,800	@	Sally Beauty Holdings, Inc.	524,496
5,000	@	Shoe Carnival, Inc.	114,275
19,960	@, L	Sonic Automotive, Inc.	219,560
38,880	@	Sonic Corp.	429,624
9,780		Sport Supply Group, Inc.	131,443
25,260		Stage Stores, Inc.	388,751
571	@	Steak N Shake Co/The	217,705
15,150	@	Stein Mart, Inc.	136,805
8,890	@	Steinway Musical Instruments	167,399
7,570	@	Systemax, Inc.	164,572
14,410	@, L	Talbots, Inc.	186,754
35,420	@	Texas Roadhouse, Inc.	491,984
22,630		Tractor Supply Co.	1,313,672
22,660	@	Tuesday Morning Corp.	149,329
18,600	@	Ulta Salon Cosmetics & Fragrance, Inc.	420,732
5,500	@	Vitamin Shoppe, Inc.	123,475
6,340	@	West Marine, Inc.	68,789
64,220	@	Wet Seal, Inc.	305,687
39,040		World Fuel Services Corp.	1,040,026
27,290	@, L	Zale Corp.	74,775
14,750	@, L	Zumiez, Inc.	302,228
			43,974,833
		Savings & Loans: 1.1%
58,380	L	Astoria Financial Corp.	846,510
22,050	@	Beneficial Mutual Bancorp, Inc.	209,034
9,610		Berkshire Hills Bancorp., Inc.	176,151
43,440		Brookline Bancorp., Inc.	462,202
17,980		Danvers Bancorp, Inc.	248,663
18,110		Dime Community Bancshares	228,729
8,910		ESB Financial Corp.	114,850
17,450		ESSA Bancorp, Inc.	218,823
9,600		First Financial Holdings, Inc.	144,528
17,210		First Financial Northwest, Inc.	117,544
126,600		Flagstar Bancorp., Inc.	75,952
21,000		Flushing Financial Corp.	265,860
5,760		Home Federal Bancorp, Inc.	83,578
28,750	@	Investors Bancorp, Inc.	379,500
4,990		NASB Financial, Inc.	115,369
73,040		NewAlliance Bancshares, Inc.	921,765
16,880		Northfield Bancorp, Inc.	244,422
38,570		Northwest Bancshares, Inc.	452,812
9,170		OceanFirst Financial Corp.	104,171
8,450		Oritani Financial Corp.	135,792
39,470		Provident Financial Services, Inc.	469,693
11,320		Provident New York Bancorp	107,314
9,356		Rockville Financial, Inc.	114,050

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Savings & Loans (continued)
12,270		Roma Financial Corp.	$153,866
3,250		Territorial Bancorp, Inc.	61,848
19,840		United Financial Bancorp, Inc.	277,363
8,540		ViewPoint Financial Group	138,433
24,260		Westfield Financial, Inc.	222,949
5,980		WSFS Financial Corp.	233,220
			7,324,991
		Semiconductors: 3.2%
17,510	@	Actel Corp.	242,514
32,680	@, S	Advanced Analogic Technologies, Inc.	114,053
79,100	@, L	Amkor Technology, Inc.	559,237
54,130	@	Anadigics, Inc.	263,072
44,930	@	Applied Micro Circuits Corp.	387,746
21,620	@	ATMI, Inc.	417,482
47,780	@	Brooks Automation, Inc.	421,420
16,260	@, L	Cabot Microelectronics Corp.	615,116
24,570	@	Cavium Networks, Inc.	610,810
17,130	@	Ceva, Inc.	199,736
51,870	@	Cirrus Logic, Inc.	435,189
16,020		Cohu, Inc.	220,595
23,710	@	Diodes, Inc.	531,104
19,050	@	DSP Group, Inc.	158,687
71,070	@, S	Emcore Corp.	85,995
55,490	@	Emulex Corp.	736,907
90,800	@, S	Entegris, Inc.	457,632
36,710	@, S	Entropic Communications, Inc.	186,487
33,690	@	Exar Corp.	237,515
31,800	@, L	Formfactor, Inc.	564,768
12,320	@, L	GT Solar International, Inc.	64,434
14,660	@, L	Hittite Microwave Corp.	644,600
16,070	@	IXYS Corp.	137,238
46,110	@	Kopin Corp.	170,607
36,930	@	Kulicke & Soffa Industries, Inc.	267,743
88,430	@	Lattice Semiconductor Corp.	324,538
35,840		Micrel, Inc.	382,054
48,950	@	Microsemi Corp.	848,793
65,330	@	Microtune, Inc.	178,351
36,480	@	MIPS Technologies, Inc.	162,701
37,140	@	MKS Instruments, Inc.	727,573
21,610	@	Monolithic Power Systems, Inc.	481,903
30,880	@	Netlogic Microsystems, Inc.	908,798
29,990	@	Omnivision Technologies, Inc.	515,228
10,390	@	Pericom Semiconductor Corp.	111,277
21,250	@	Photronics, Inc.	108,163
27,940	@	PLX Technology, Inc.	147,244
15,010		Power Integrations, Inc.	618,412
8,630	@, L	Rubicon Technology, Inc.	174,326
25,430	@, L	Rudolph Technologies, Inc.	217,935
42,840	@	Semtech Corp.	746,701
18,800	@, L	Sigma Designs, Inc.	220,524
63,150	@	Silicon Image, Inc.	190,713
107,690	@, L	Skyworks Solutions, Inc.	1,679,964
12,830	@	Standard Microsystems Corp.	298,682
6,020	@, L	Supertex, Inc.	154,052
13,790	@, L	Techwell, Inc.	257,873
37,660	@	Tessera Technologies, Inc.	763,745
99,480	@	Triquint Semiconductor, Inc.	696,360
17,910	@	Ultratech, Inc.	243,576
24,810	@, L	Veeco Instruments, Inc.	1,079,235
15,020	@	Volterra Semiconductor Corp.	377,002
8,000	@, L	White Electronic Designs Corp.	56,000
37,510	@	Zoran Corp.	403,608
			21,806,018
		Software: 4.4%
33,910	@	Accelrys, Inc.	208,886
22,900	@	ACI Worldwide, Inc.	471,969
40,730	@, S	Actuate Corp.	227,681
41,100	@	Acxiom Corp.	737,334
11,070	@	Advent Software, Inc.	495,383
20,870		American Software, Inc.	121,255
15,920	@	AMICAS, Inc.	95,838
11,970	@	ArcSight, Inc.	336,956
59,290	@	Ariba, Inc.	761,877
22,380	@	Athenahealth, Inc.	818,213
16,950	@	Avid Technology, Inc.	233,571
29,360		Blackbaud, Inc.	739,578
23,990	@, L	Blackboard, Inc.	999,423
14,860	@	Bottomline Technologies, Inc.	250,094
25,273		Bowne & Co., Inc.	282,047
37,620	@, L	Callidus Software, Inc.	136,561
12,250	@, L	China Information Security Technology, Inc.	61,863
27,940	@	Commvault Systems, Inc.	596,519

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Software (continued)
7,330	L	Computer Programs & Systems, Inc.	$286,456
28,800	@	Concur Technologies, Inc.	1,181,088
21,320	@	CSG Systems International	446,867
4,900	@	Deltek, Inc.	37,436
15,470	@, L	DemandTec, Inc.	107,517
21,850	@	Digi International, Inc.	232,484
28,390	@	DivX, Inc.	203,272
9,960	@	Double-Take Software, Inc.	88,744
17,450	@, L	Ebix, Inc.	278,677
34,730	@	Eclipsys Corp.	690,432
24,560	@	Epicor Software Corp.	234,794
23,550	@	EPIQ Systems, Inc.	292,727
36,630		Fair Isaac Corp.	928,204
27,330	@, S	FalconStor Software, Inc.	95,108
7,300	@	Global Defense Technology & Systems, Inc.	97,784
12,600		GSE Systems, Inc.	68,103
16,830	@	infoGROUP, Inc.	131,274
56,920	@	Informatica Corp.	1,528,871
16,740	@, S	Innerworkings, Inc.	87,048
24,750	@, S	Innodata Isogen, Inc.	100,238
9,500	@	Interactive Intelligence, Inc.	177,555
21,734	@	JDA Software Group, Inc.	604,640
89,890	@	Lawson Software, Inc.	594,173
15,010	@	Mantech International Corp.	732,938
24,830	@	MedAssets, Inc.	521,430
4,670	@	MicroStrategy, Inc.	397,277
17,670	@	Monotype Imaging Holdings, Inc.	171,929
12,400	@, L	NetSuite, Inc.	180,296
25,670	@	Omnicell, Inc.	360,150
75,610	@	Parametric Technology Corp.	1,364,761
9,500		Pegasystems, Inc.	351,500
28,870	@, L	Phase Forward, Inc.	377,331
14,240	@	Phoenix Technologies Ltd.	45,853
28,530	@	Progress Software Corp.	896,698
9,920	@	PROS Holdings, Inc.	98,010
14,640		Quality Systems, Inc.	899,482
41,120	@	Quest Software, Inc.	731,525
7,260		Renaissance Learning, Inc.	117,830
15,780	@	RightNow Technologies, Inc.	281,831
3,740	@, L	Rosetta Stone, Inc.	88,937
8,740		Schawk, Inc.	158,456
21,300	@	Seachange Intl., Inc.	152,934
17,460	@	Smith Micro Software, Inc.	154,346
9,010	@	SolarWinds, Inc.	195,157
45,000		Solera Holdings, Inc.	1,739,250
11,770	@	Synchronoss Technologies, Inc.	227,985
11,650	@, L	SYNNEX Corp.	344,374
54,520	@, L	Take-Two Interactive Software, Inc.	537,022
21,280	@	Taleo Corp.	551,365
44,470	@	THQ, Inc.	311,735
57,340	@	Trident Microsystems, Inc.	99,772
29,740	@	Tyler Technologies, Inc.	557,328
17,170	@	Ultimate Software Group, Inc.	565,752
45,830	@	Verifone Holdings, Inc.	926,224
			30,208,018
		Storage/Warehousing: 0.1%
24,030	@	Mobile Mini, Inc.	372,225
			372,225
		Telecommunications: 4.1%
263,770	@	3Com Corp.	2,028,289
24,650	@	Acme Packet, Inc.	475,252
69,040	@, S	Adaptec, Inc.	225,761
60,350	@	ADC Telecommunications, Inc.	441,159
39,440		Adtran, Inc.	1,039,244
18,160	@	Airvana, Inc.	139,106
30,390		Alaska Communications Systems Group, Inc.	246,767
12,840	@	Anaren, Inc.	182,842
18,350	@	Anixter International, Inc.	859,698
8,200		Applied Signal Technology, Inc.	160,556
77,400	@	Arris Group, Inc.	929,574
40,930	@, L	Aruba Networks, Inc.	559,104
44,190	@	Atheros Communications, Inc.	1,710,595
7,650		Atlantic Tele-Network, Inc.	343,715
42,140		Aviat Networks, Inc.	279,388
23,640	@	BigBand Networks, Inc.	83,449
10,180		Black Box Corp.	313,137
11,640	@	Cbeyond, Inc.	159,235
146,940	@, S	Cincinnati Bell, Inc.	501,065
17,300	@	Comtech Telecommunications	553,427
15,910		Consolidated Communications Holdings, Inc.	301,654
11,270	@	DigitalGlobe, Inc.	314,997
11,050	@	EMS Technologies, Inc.	183,430

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
40,330	@, S	Extreme Networks	$123,813
27,520	@, L	General Communication, Inc.	158,790
12,430	@	GeoEye, Inc.	366,685
17,940	@	Global Crossing Ltd.	271,791
20,650	@	Globecomm Systems, Inc.	158,799
65,890	@	Harmonic, Inc.	415,766
6,570	@	Hughes Communications, Inc.	182,975
53,330	@	Infinera Corp.	454,372
27,040	@	InterDigital, Inc.	753,334
26,810		Iowa Telecommunications Services, Inc.	447,727
15,420	@	IPG Photonics Corp.	228,216
17,810	@	Ixia	165,099
19,420	@	Knology, Inc.	261,005
8,200		KVH Industries	108,117
4,700	@	LogMeIn, Inc.	97,243
8,240	@	Loral Space & Communications, Inc.	289,389
34,690	@	Mastec, Inc.	437,441
23,520	@	Netgear, Inc.	613,872
21,940	@	Neutral Tandem, Inc.	350,601
22,780	@	Novatel Wireless, Inc.	153,309
19,720		NTELOS Holdings Corp.	350,819
14,730	@	Oplink Communications, Inc.	273,094
33,890	@	OpNext, Inc.	79,980
89,790	@	PAETEC Holding Corp.	420,217
33,060		Plantronics, Inc.	1,034,117
56,840	@	Polycom, Inc.	1,738,167
82,380	@, L	Powerwave Technologies, Inc.	102,975
47,570	@	Premier Global Services, Inc.	392,928
27,860	@	RCN Corp.	420,129
174,320	@	RF Micro Devices, Inc.	868,114
24,650	@	SAVVIS, Inc.	406,725
13,000		Shenandoah Telecom Co.	244,400
30,760	@	ShoreTel, Inc.	203,324
120,420	@	Sonus Networks, Inc.	314,296
14,150	@, L	SureWest Communications	121,549
13,650	@	Switch and Data, Inc.	242,424
14,096	@	Sycamore Networks, Inc.	283,471
22,800	@	Symmetricom, Inc.	132,924
47,130	@	Syniverse Holdings, Inc.	917,621
44,920	@	Tekelec	815,747
13,330	@	USA Mobility, Inc.	168,891
46,710	@, L	Utstarcom, Inc.	130,321
16,710	@, L	Viasat, Inc.	578,333
			28,310,354
		Textiles: 0.1%
14,450		G&K Services, Inc.	373,966
9,390		Unifirst Corp.	483,585
			857,551
		Toys/Games/Hobbies: 0.1%
20,080	@	Jakks Pacific, Inc.	262,044
17,050	@	Leapfrog Enterprises, Inc.	111,678
7,760	@	RC2 Corp.	116,167
			489,889
		Transportation: 1.8%
48,880	@, S	Air Transport Services Group, Inc.	164,726
6,995	@	American Commercial Lines, Inc.	175,575
17,200		Arkansas Best Corp.	513,936
13,370	@	Atlas Air Worldwide Holdings, Inc.	709,279
24,330	@	Bristow Group, Inc.	917,971
7,500		CAI International Inc.	92,363
13,870	@	Celadon Group, Inc.	193,348
34,450		DHT Maritime, Inc.	135,044
9,760	@	Dynamex, Inc.	167,872
43,260	@, L	Eagle Bulk Shipping, Inc.	229,711
6,300	@	Echo Global Logistics, Inc.	81,302
19,070		Forward Air Corp.	501,541
14,500	@, L	Genco Shipping & Trading Ltd.	306,095
36,328		General Maritime Corp.	261,198
21,540	@	Genesee & Wyoming, Inc.	734,945
22,630		Golar LNG Ltd.	264,771
16,720		Gulfmark Offshore, Inc.	443,916
37,390		Heartland Express, Inc.	616,935
33,560	S	Horizon Lines, Inc.	182,566
22,260	@	HUB Group, Inc.	622,835
6,630		International Shipholding Corp.	194,856
36,370	L	Knight Transportation, Inc.	767,043
9,840		Knightsbridge Tankers Ltd.	166,690
9,500	@	Marten Transport Ltd.	187,245
28,180	L	Nordic American Tanker Shipping	853,009
19,810	@	Old Dominion Freight Line	661,456
22,000	@	Pacer International, Inc.	132,440
9,060	@	PHI, Inc.	191,891

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Transportation (continued)
13,300	@	RailAmerica, Inc.	$156,940
7,960	@	Saia, Inc.	110,485
29,440	L	Ship Finance International Ltd.	522,854
7,940	L	Teekay Tankers Ltd.	99,806
22,550	@	Ultrapetrol Bahamas Ltd.	123,800
1,900	@, L	Universal Truckload Services, Inc.	33,402
3,890	@	USA Truck, Inc.	62,862
27,410		Werner Enterprises, Inc.	635,090
665,850	@, L	YRC Worldwide, Inc.	362,089
			12,577,887
		Trucking & Leasing: 0.2%
30,740		Aircastle Ltd.	291,108
6,030	@	Amerco, Inc.	327,369
15,070		Greenbrier Cos., Inc.	165,921
11,580		TAL International Group, Inc.	231,368
5,280		Textainer Group Holdings Ltd.	113,784
2,800	@	Willis Lease Finance Corp.	44,184
			1,173,734
		Water: 0.3%
11,550	L	American States Water Co.	400,785
12,790		California Water Service Group	481,032
3,700		Connecticut Water Service	86,081
9,940	L	Consolidated Water Co. Ltd.	134,985
17,660		Middlesex Water Co.	301,103
13,790	@	Pico Holdings, Inc.	512,850
9,230		SJW Corp.	234,627
14,270		Southwest Water Co.	148,979
			2,300,442
		Total Common Stock
		(Cost $543,397,112)	627,708,036
REAL ESTATE INVESTMENT TRUSTS: 6.2%
		Apartments: 0.6%
31,719		American Campus Communities, Inc.	877,348
13,480		Associated Estates Realty Corp.	185,889
35,310	S	Education Realty Trust, Inc.	202,679
22,650		Home Properties, Inc.	1,060,020
18,420		Mid-America Apartment Communities, Inc.	953,972
31,320		Post Properties, Inc.	689,666
			3,969,574
		Diversified: 0.8%
34,530	S	Capital Lease Funding, Inc.	191,642
6,600		Chesapeake Lodging Trust	128,469
35,390		Colonial Properties Trust	455,823
53,696		Cousins Properties, Inc.	446,214
18,030		DuPont Fabros Technology, Inc.	389,268
28,110		Entertainment Properties Trust	1,156,164
13,090		Gladstone Commercial Corp.	189,151
42,100		Investors Real Estate Trust	379,742
47,135		Lexington Realty Trust	306,849
16,130		Mission West Properties	110,974
10,990		PS Business Parks, Inc.	586,866
37,840		Washington Real Estate Investment Trust	1,156,012
17,250		Winthrop Realty Trust	207,690
			5,704,864
		Forestry: 0.1%
28,810		Potlatch Corp.	1,009,502
			1,009,502
		Health Care: 0.6%
39,950		Cogdell Spencer, Inc.	295,630
35,430		Healthcare Realty Trust, Inc.	825,165
15,820		LTC Properties, Inc.	428,089
54,980	L	Medical Properties Trust, Inc.	576,190
17,710		National Health Investors, Inc.	686,440
58,280		Omega Healthcare Investors, Inc.	1,135,877
9,440		Universal Health Realty Income Trust	333,610
			4,281,001
		Hotels: 0.5%
32,310	@	Ashford Hospitality Trust, Inc.	231,663
69,395		DiamondRock Hospitality Co.	701,583
54,320	@, S	FelCor Lodging Trust, Inc.	309,624
57,800	S	Hersha Hospitality Trust	299,404
41,900		LaSalle Hotel Properties	976,270
14,600	@	Pebblebrook Hotel Trust	306,965
44,420	@	Strategic Hotel Capital, Inc.	188,785
62,914	@	Sunstone Hotel Investors, Inc.	702,749
			3,717,043
		Manufactured Homes: 0.2%
16,530		Equity Lifestyle Properties, Inc.	890,636
14,340		Sun Communities, Inc.	361,368
			1,252,004

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Mortgage: 1.0%
9,380		American Capital Agency Corp.	$240,128
68,880		Anworth Mortgage Asset Corp.	464,251
6,600		Apollo Commercial Real Estate Finance, Inc.	118,866
43,340		Capstead Mortgage Corp.	518,346
9,000		Colony Financial, Inc.	180,000
8,500		CreXus Investment Corp.	113,645
9,850		Cypress Sharpridge Investments, Inc.	131,793
7,650		Dynex Capital, Inc.	68,850
39,345	@, S	Gramercy Capital Corp.	109,773
25,040		Hatteras Financial Corp.	645,281
11,450		Invesco Mortgage Capital, Inc.	263,350
64,710	@, S	iStar Financial, Inc.	297,019
190,120		MFA Mortgage Investments, Inc.	1,399,283
46,488	L	Northstar Realty Finance Corp.	195,714
10,200	@	Pennymac Mortgage Investment Trust	169,422
66,950	@	RAIT Investment Trust	132,561
51,480		Redwood Trust, Inc.	793,822
6,450		Resource Capital Corp.	43,602
26,850		Starwood Property Trust, Inc.	518,205
12,040		Walter Investment Management Corp.	192,640
			6,596,551
		Office Property: 0.6%
59,590		BioMed Realty Trust, Inc.	985,619
38,670	L	Franklin Street Properties Corp.	558,008
11,700		Government Properties Income Trust	304,317
48,100		Highwoods Properties, Inc.	1,526,213
24,830		Kilroy Realty Corp.	765,757
8,590		Parkway Properties, Inc.	161,320
			4,301,234
		Regional Malls: 0.3%
88,370	L	CBL & Associates Properties, Inc.	1,210,669
36,920	S	Glimcher Realty Trust	187,184
27,480	L	Pennsylvania Real Estate Investment Trust	342,676
			1,740,529
		Shopping Centers: 0.7%
23,996		Acadia Realty Trust	428,569
31,370		Cedar Shopping Centers, Inc.	248,137
132,590		Developers Diversified Realty Corp.	1,613,620
23,270		Equity One, Inc.	439,570
39,500		Inland Real Estate Corp.	361,425
18,490		Ramco-Gershenson Properties	208,197
5,870		Saul Centers, Inc.	243,018
25,800		Tanger Factory Outlet Centers, Inc.	1,113,528
6,840		Urstadt Biddle Properties, Inc.	108,140
			4,764,204
		Single Tenant: 0.3%
1,450	@	Alexander’s, Inc.	433,739
13,220		Getty Realty Corp.	309,348
52,220		National Retail Properties, Inc.	1,192,183
			1,935,270
		Storage: 0.2%
51,450		Extra Space Storage, Inc.	652,386
17,440		Sovran Self Storage, Inc.	607,958
47,050		U-Store-It Trust	338,760
			1,599,104
		Warehouse/Industrial: 0.3%
127,490	S	DCT Industrial Trust, Inc.	666,773
15,920		EastGroup Properties, Inc.	600,821
35,610	@	First Industrial Realty Trust, Inc.	276,334
23,370		First Potomac Realty Trust	351,251
			1,895,179
		Total Real Estate Investment Trusts
		(Cost $38,187,250)	42,766,059
MUTUAL FUNDS: 0.0%
		Closed-End Funds: 0.0%
3,970		Kayne Anderson Energy Development Co.	64,155
		Total Mutual Funds
		(Cost $51,859)	64,155
		Total Long-Term Investments
		(Cost $581,636,221)	670,538,250
SHORT-TERM INVESTMENTS: 11.1%
		Money Market: 2.5%
17,562,000		ING Institutional Prime Money Market Fund - Class I	17,562,000
		Total Money Market
		(Cost $17,562,000)	17,562,000

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Securities Lending Collateral(cc): 8.6%
58,776,216		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$58,776,216
502,326	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		401,860
		Total Securities Lending Collateral
		(Cost $59,278,542)		59,178,076
		Total Short-Term Investments
		(Cost $76,840,542)		76,740,076
		Total Investments in Securities
		(Cost $658,476,763)*	108.4%	$747,278,326
		Other Assets and Liabilities - Net	(8.4)	(58,022,144)
		Net Assets	100.0%	$689,256,182

	@	Non-income producing security
	I	Illiquid Security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $660,928,867.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$114,474,842
		Gross Unrealized Depreciation		(28,125,383)
		Net Unrealized Appreciation		$86,349,459

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$627,708,036	$—	$—	$627,708,036
Real Estate Investment Trusts	42,766,059	—	—	42,766,059
Mutual Funds	64,155	—	—	64,155
Short-Term Investments	76,338,216	—	401,860	76,740,076
Total Investments, at value	$746,876,466	$—	$401,860	$747,278,326
Other Financial Instruments+:
Futures	305,791	—	—	305,791
Total Assets	$747,182,257	$—	$401,860	$747,584,117

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$401,860	$—	$—	$—	$—	$—	$—	$—	$401,860
Total Investments, at value	$401,860	$—	$—	$—	$—	$—	$—	$—	$401,860

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Russell™ Small Cap Index Portfolio Open Futures Contracts on March 31, 2010:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Market Value	Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	288	06/18/10	$19,500,480	$305,791
			$19,500,480	$305,791

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 91.8%
		Aerospace/Defense: 2.2%
129,113	@	Moog, Inc.	$4,573,182
151,700	@	Orbital Sciences Corp.	2,883,817
101,000	@	Teledyne Technologies, Inc.	4,168,270
			11,625,269
		Airlines: 0.5%
44,600	@, L	Allegiant Travel Co.	2,580,556
			2,580,556
		Apparel: 1.9%
136,362		Gildan Activewear, Inc.	3,584,957
36,600	@, L	True Religion Apparel, Inc.	1,111,176
192,600		Wolverine World Wide, Inc.	5,616,216
			10,312,349
		Auto Parts & Equipment: 0.9%
255,400		Cooper Tire & Rubber Co.	4,857,708
			4,857,708
		Banks: 5.2%
227,309	L	Bank Mutual Corp.	1,477,509
164,500		First Midwest Bancorp., Inc.	2,228,975
233,654	L	FirstMerit Corp.	5,039,917
81,200		IBERIABANK Corp.	4,872,812
152,407	L	MB Financial Corp.	3,433,730
244,417		Old National Bancorp.	2,920,783
96,618		Prosperity Bancshares, Inc.	3,961,338
84,800	@	SVB Financial Group	3,956,768
			27,891,832
		Biotechnology: 2.2%
56,391	@	Acorda Therapeutics, Inc.	1,928,572
32,900	@, L	AMAG Pharmaceuticals, Inc.	1,148,539
46,989	@, L	Cubist Pharmaceuticals, Inc.	1,059,132
119,126	@	Human Genome Sciences, Inc.	3,597,605
69,400	@, L	InterMune, Inc.	3,093,158
148,285	@, L	Medicines Co.	1,162,554
			11,989,560
		Chemicals: 2.7%
69,593		Albemarle Corp.	2,966,750
187,000		HB Fuller Co.	4,340,270
67,000		Minerals Technologies, Inc.	3,473,280
181,600		RPM International, Inc.	3,875,344
			14,655,644
		Commercial Services: 2.6%
124,037		Arbitron, Inc.	3,306,826
41,600	@	Capella Education Co.	3,862,144
69,409	L	Equifax, Inc.	2,484,842
46,878		Towers Watson & Co.	2,226,705
135,748	@	TrueBlue, Inc.	2,104,094
			13,984,611
		Computers: 2.5%
104,600	@	CACI International, Inc.	5,109,710
546,869	@, L	Mentor Graphics Corp.	4,385,889
122,900	@	Micros Systems, Inc.	4,040,952
			13,536,551
		Distribution/Wholesale: 3.6%
152,200	@	Fossil, Inc.	5,744,028
110,600		Owens & Minor, Inc.	5,130,734
125,900	L	Pool Corp.	2,850,376
97,100		Watsco, Inc.	5,523,048
			19,248,186
		Diversified Financial Services: 3.6%
197,081		Duff & Phelps Corp.	3,299,136
36,338	L	Greenhill & Co., Inc.	2,982,986
138,700	@, L	KBW, Inc.	3,731,030
104,447	@	Stifel Financial Corp.	5,614,026
293,600		SWS Group, Inc.	3,385,208
			19,012,386
		Electric: 3.7%
102,520		Black Hills Corp.	3,111,482
224,500		Cleco Corp.	5,960,475
149,800	@	El Paso Electric Co.	3,085,880
84,418		Idacorp, Inc.	2,922,551
244,668		Portland General Electric Co.	4,724,539
			19,804,927

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.8%
266,822	@	Advanced Energy Industries, Inc.	$4,418,572
			4,418,572
		Electronics: 2.8%
130,700		Brady Corp.	4,067,384
131,600	@, L	FEI Co.	3,014,956
108,454	@	Flir Systems, Inc.	3,058,403
152,200		Watts Water Technologies, Inc.	4,727,332
			14,868,075
		Entertainment: 1.2%
153,900	@	Bally Technologies, Inc.	6,239,106
			6,239,106
		Environmental Control: 1.3%
52,939	@	Clean Harbors, Inc.	2,941,291
123,593	@	Waste Connections, Inc.	4,197,218
			7,138,509
		Food: 2.0%
113,400	@	American Italian Pasta Co.	4,407,858
151,469	L	Flowers Foods, Inc.	3,747,343
177,800		Spartan Stores, Inc.	2,563,876
			10,719,077
		Gas: 0.6%
90,459		WGL Holdings, Inc.	3,134,404
			3,134,404
		Hand/Machine Tools: 0.9%
82,800		Regal-Beloit Corp.	4,919,148
			4,919,148
		Healthcare - Products: 3.3%
73,975	@	Greatbatch, Inc.	1,567,530
85,900	@	Haemonetics Corp.	4,909,185
179,947	L	Meridian Bioscience, Inc.	3,665,520
84,124	@	Micrus Endovascular Corp.	1,658,925
155,600	@, L	PSS World Medical, Inc.	3,658,156
67,552		Steris Corp.	2,273,800
			17,733,116
		Healthcare - Services: 3.2%
160,642	@	AMERIGROUP Corp.	5,339,740
320,121	@, L	Healthsouth Corp.	5,986,265
72,448	@	Psychiatric Solutions, Inc.	2,158,950
101,900		Universal Health Services, Inc.	3,575,671
			17,060,626
		Home Builders: 0.3%
70,490		Ryland Group, Inc.	1,581,796
			1,581,796
		Housewares: 0.6%
70,200		Toro Co.	3,451,734
			3,451,734
		Insurance: 3.8%
100,635		Assured Guaranty Ltd.	2,210,951
182,200	L	Delphi Financial Group	4,584,152
133,506		Platinum Underwriters Holdings Ltd.	4,950,402
16,900		Primerica, Inc.	253,500
99,718	@	ProAssurance Corp.	5,837,492
193,000		Symetra Financial Corp.	2,543,740
			20,380,237
		Internet: 1.1%
144,599	@	Blue Coat Systems, Inc.	4,488,353
47,600	@, L	j2 Global Communications, Inc.	1,113,840
			5,602,193
		Investment Companies: 0.7%
292,513		Apollo Investment Corp.	3,723,690
			3,723,690
		Leisure Time: 0.5%
300,400	L	Callaway Golf Co.	2,649,528
			2,649,528
		Lodging: 0.5%
100,000		Wyndham Worldwide Corp.	2,573,000
			2,573,000
		Machinery - Diversified: 2.6%
93,900	@	AGCO Corp.	3,368,193
90,859		Gardner Denver, Inc.	4,001,430
242,400	@	Intermec, Inc.	3,437,232
45,668		Nordson Corp.	3,101,771
			13,908,626
		Metal Fabricate/Hardware: 0.6%
227,200		Commercial Metals Co.	3,421,632
			3,421,632

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing: 1.5%
202,600		Actuant Corp.	$3,960,830
203,990		Barnes Group, Inc.	3,967,606
			7,928,436
		Oil & Gas: 3.3%
87,400	@	Bill Barrett Corp.	2,684,054
140,828	@	Carrizo Oil & Gas, Inc.	3,232,003
227,300		Frontier Oil Corp.	3,068,550
326,013	@	McMoRan Exploration Co.	4,769,570
89,100	@	Unit Corp.	3,767,148
			17,521,325
		Oil & Gas Services: 1.6%
28,065	L	Core Laboratories NV	3,670,902
75,700	@	Dril-Quip, Inc.	4,605,588
			8,276,490
		Packaging & Containers: 1.1%
99,200		Silgan Holdings, Inc.	5,974,816
			5,974,816
		Pharmaceuticals: 1.3%
126,152	@	Nektar Therapeutics	1,918,772
116,000	@	Onyx Pharmaceuticals, Inc.	3,512,480
91,000	@, L	Savient Pharmaceuticals, Inc.	1,314,950
			6,746,202
		Retail: 5.8%
105,200		Casey’s General Stores, Inc.	3,303,280
73,500	@	Collective Brands, Inc.	1,671,390
200,700	@	Dress Barn, Inc.	5,250,312
188,937	@	Jack in the Box, Inc.	4,449,466
75,119	@	Jo-Ann Stores, Inc.	3,153,496
335,949	@, L	OfficeMax, Inc.	5,516,283
193,800	@, L	Papa John’s International, Inc.	4,982,598
27,121		Stage Stores, Inc.	417,392
423,500	@	Wet Seal, Inc.	2,015,860
			30,760,077
		Savings & Loans: 2.5%
297,717		Flushing Financial Corp.	3,769,097
327,780		Northwest Bancshares, Inc.	3,848,137
279,129	L	Provident Financial Services, Inc.	3,321,635
286,796		Westfield Financial, Inc.	2,635,655
			13,574,524
		Semiconductors: 3.8%
184,300	@, L	Formfactor, Inc.	3,273,168
131,725	@	MKS Instruments, Inc.	2,580,493
248,800	@	ON Semiconductor Corp.	1,990,400
75,000		Power Integrations, Inc.	3,090,000
251,500	@, L	QLogic Corp.	5,105,450
383,037	L	Verigy Ltd.	4,282,354
			20,321,865
		Software: 5.5%
85,009	@	Ansys, Inc.	3,667,288
200,000	@, L	Informatica Corp.	5,372,000
166,400	@	JDA Software Group, Inc.	4,629,248
96,200	@	Progress Software Corp.	3,023,566
264,800	@, L	Quest Software, Inc.	4,710,792
169,000	L	Solera Holdings, Inc.	6,531,850
225,050	@	THQ, Inc.	1,577,601
			29,512,345
		Telecommunications: 3.9%
43,700	L	Adtran, Inc.	1,151,495
179,160		Alaska Communications Systems Group, Inc.	1,454,779
114,100	@, L	Anixter International, Inc.	5,345,585
149,500		NTELOS Holdings Corp.	2,659,605
105,937	@, L	Polycom, Inc.	3,239,553
106,300	@	SBA Communications Corp.	3,834,241
443,500		Tellabs, Inc.	3,357,295
			21,042,553
		Transportation: 3.1%
91,311	@	Atlas Air Worldwide Holdings, Inc.	4,844,049
262,500	L	Heartland Express, Inc.	4,331,250
121,881	@, L	HUB Group, Inc.	3,410,230
97,000	@	Kirby Corp.	3,700,550
			16,286,079
		Total Common Stock
		(Cost $385,092,667)	490,967,360
REAL ESTATE INVESTMENT TRUSTS: 5.6%
		Apartments: 0.8%
82,900		Mid-America Apartment Communities, Inc.	4,293,391
			4,293,391

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Diversified: 0.7%
94,300		Entertainment Properties Trust		$3,878,559
				3,878,559
		Hotels: 0.6%
315,324	L	DiamondRock Hospitality Co.		3,187,926
				3,187,926
		Mortgage: 1.4%
555,600		MFA Mortgage Investments, Inc.		4,089,216
218,169		Redwood Trust, Inc.		3,364,166
				7,453,382
		Office Property: 0.7%
115,800		Highwoods Properties, Inc.		3,674,334
				3,674,334
		Single Tenant: 0.8%
183,572	L	National Retail Properties, Inc.		4,190,949
				4,190,949
		Storage: 0.6%
431,599		U-Store-It Trust		3,107,513
				3,107,513
		Total Real Estate Investment Trusts
		(Cost $25,386,218)		29,786,054
EXCHANGE-TRADED FUNDS: 0.5%
		Exchange-Traded Funds: 0.5%
7,865	L	iShares Russell 2000 Index Fund		533,326
34,500	L	iShares Russell 2000 Value Index Fund		2,202,480
		Total Exchange-Traded Funds
		(Cost $2,751,673)		2,735,806
		Total Long-Term Investments
		(Cost $413,230,558)		523,489,220
SHORT-TERM INVESTMENTS: 7.2%
		Securities Lending Collateral(cc): 7.2%
37,026,764		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		37,026,764
1,704,289	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,363,431
		Total Short-Term Investments
		(Cost $38,731,053)		38,390,195
		Total Investments in Securities
		(Cost $451,961,611)*	105.1%	$561,879,415
		Other Assets and Liabilities - Net	(5.1)	(27,132,900)
		Net Assets	100.0%	$534,746,515

	@	Non-income producing security
	I	Illiquid Security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $475,451,309.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$114,492,495
		Gross Unrealized Depreciation		(28,064,389)
		Net Unrealized Appreciation		$86,428,106

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$490,967,360	$—	$—	$490,967,360
Real Estate Investment Trusts	29,786,054	—	—	29,786,054
Exchange-Traded Funds	2,735,806	—	—	2,735,806
Short-Term Investments	37,026,764	—	1,363,431	38,390,195
Total Investments, at value	$560,515,984	$—	$1,363,431	$561,879,415

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$1,363,431	$—	$—	$—	$—	$—	$—	$—	$1,363,431
Total Investments, at value	$1,363,431	$—	$—	$—	$—	$—	$—	$—	$1,363,431

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2010 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 24.2%
		Aerospace/Defense: 0.2%
$5,515,000	#	BAE Systems Holdings, Inc., 6.375%, due 06/01/19	$6,000,579
			6,000,579
		Agriculture: 0.5%
7,535,000		Altria Group, Inc., 9.950%, due 11/10/38	9,922,864
5,850,000		Lorillard Tobacco Co., 8.125%, due 06/23/19	6,455,539
			16,378,403
		Airlines: 0.3%
7,460,000		Continental Airlines, Inc., 7.250%, due 11/10/19	7,982,200
1,436,799		Delta Airlines, Inc., 6.821%, due 08/10/22	1,436,799
1,470,175		Southwest Airlines Co. 2007-1 Pass-through Trust, 6.150%, due 08/01/22	1,499,578
			10,918,577
		Auto Manufacturers: 0.1%
3,755,000		Daimler Finance NA, LLC, 6.500%, due 11/15/13	4,166,319
			4,166,319
		Banks: 7.2%
8,455,000	#	Abbey National Treasury Services PLC/London, 3.875%, due 11/10/14	8,416,056
210,000		Bank of America Corp., 5.375%, due 06/15/14	220,623
14,320,000		Bank of America Corp., 5.650%, due 05/01/18	14,510,413
13,975,000		Bank of America Corp., 6.500%, due 08/01/16	15,126,568
7,570,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 2.600%, due 01/22/13	7,630,174
6,205,000		Barclays Bank PLC, 6.750%, due 05/22/19	6,876,406
8,095,000		Citigroup, Inc., 2.125%, due 04/30/12	8,247,356
2,580,000		Citigroup, Inc., 5.000%, due 09/15/14	2,578,904
22,000,000		Citigroup, Inc., 5.500%, due 04/11/13	23,133,198
9,185,000		Citigroup, Inc., 5.875%, due 05/29/37	8,300,209
4,730,000		Citigroup, Inc., 8.125%, due 07/15/39	5,476,999
5,095,000		Credit Suisse/New York NY, 5.300%, due 08/13/19	5,234,246
2,500,000		Deutsche Bank AG/London, 5.375%, due 10/12/12	2,722,230
19,195,000		Goldman Sachs Group, Inc., 3.250%, due 06/15/12	20,025,165
13,950,000		Goldman Sachs Group, Inc., 4.750%, due 07/15/13	14,759,030
10,090,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	10,692,898
275,000		Goldman Sachs Group, Inc., 6.450%, due 05/01/36	266,727
4,000,000		Goldman Sachs Group, Inc., 6.750%, due 10/01/37	4,007,408
4,650,000		HSBC Holdings PLC, 6.500%, due 09/15/37	4,835,781
1,815,000	L	JPMorgan Chase & Co., 2.125%, due 12/26/12	1,842,044
14,240,000		JPMorgan Chase & Co., 3.700%, due 01/20/15	14,343,325
15,105,000		JPMorgan Chase & Co., 5.375%, due 10/01/12	16,354,939
18,085,000	L	Kreditanstalt fuer Wiederaufbau, 2.000%, due 01/17/12	18,384,271
9,650,000		Morgan Stanley, 5.375%, due 10/15/15	10,034,871
12,000,000		Morgan Stanley, 6.625%, due 04/01/18	12,818,856
7,495,000		PNC Funding Corp., 3.625%, due 02/08/15	7,548,215
7,890,000		US Bancorp., 2.875%, due 11/20/14	7,802,200
7,975,000		Wells Fargo & Company, 3.625%, due 04/15/15	7,921,751
			260,110,863
		Beverages: 0.6%
12,440,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 01/15/20	12,857,238
6,050,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.200%, due 01/15/14	6,936,863
			19,794,101
		Building Materials: 0.2%
6,295,000		CRH America, Inc., 5.300%, due 10/15/13	6,710,848
			6,710,848
		Chemicals: 0.3%
9,355,000		Dow Chemical Co., 8.550%, due 05/15/19	11,335,790
			11,335,790
		Commercial Services: 0.2%
7,315,000	#	Erac USA Finance Co., 7.000%, due 10/15/37	7,564,690
			7,564,690
		Computers: 0.0%
800,000		Hewlett-Packard Co., 4.500%, due 03/01/13	857,143
			857,143
		Diversified Financial Services: 2.0%
8,425,000		American Express Co., 7.000%, due 03/19/18	9,583,892
5,375,000		Caterpillar Financial Services Corp., 1.900%, due 12/17/12	5,415,409
5,050,000		ConocoPhillips Canada Funding Co. I, 5.625%, due 10/15/16	5,629,260
5,500,000		Credit Suisse First Boston USA, Inc., 5.125%, due 01/15/14	5,913,727
12,100,000		General Electric Capital Corp., 5.250%, due 10/19/12	12,997,590
17,615,000		General Electric Capital Corp., 6.750%, due 03/15/32	18,690,783
2,300,000	#	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	2,299,977
1,475,000		HSBC Finance Corp., 5.000%, due 06/30/15	1,537,808
600,000		JPMorgan Chase Capital XV, 5.875%, due 03/15/35	547,655
3,400,000		Merrill Lynch & Co., Inc., 5.450%, due 02/05/13	3,599,594
3,510,000		Merrill Lynch & Co., Inc., 6.220%, due 09/15/26	3,395,978
3,645,000		Nomura Holdings, Inc., 6.700%, due 03/04/20	3,789,677
			73,401,350
		Electric: 0.9%
5,670,000		Duke Energy Corp., 3.950%, due 09/15/14	5,848,242

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Electric (continued)
$9,260,000		Exelon Generation Co. LLC, 5.200%, due 10/01/19	$9,371,953
6,225,000		FirstEnergy Solutions Corp., 6.800%, due 08/15/39	6,114,108
3,400,000		Midamerican Energy Holdings Co., 6.125%, due 04/01/36	3,436,720
4,855,000		Oncor Electric Delivery Co., 5.950%, due 09/01/13	5,305,981
2,160,000		PPL Energy Supply, LLC, 6.300%, due 07/15/13	2,369,742
			32,446,746
		Electronics: 0.2%
6,455,000	#	Thermo Fisher Scientific, Inc., 2.150%, due 12/28/12	6,437,242
			6,437,242
		Environmental Control: 0.2%
5,490,000		Waste Management, Inc., 6.125%, due 11/30/39	5,467,030
			5,467,030
		Food: 0.9%
5,565,000		Kraft Foods, Inc., 6.125%, due 02/01/18	6,099,824
3,100,000		Kraft Foods, Inc., 6.500%, due 08/11/17	3,477,611
9,110,000		Kraft Foods, Inc., 6.500%, due 02/09/40	9,472,168
725,000		Kroger Co., 5.500%, due 02/01/13	783,415
10,010,000		Safeway, Inc., 6.250%, due 03/15/14	11,136,355
			30,969,373
		Healthcare - Products: 0.4%
10,550,000		CareFusion Corp., 4.125%, due 08/01/12	11,009,685
3,430,000		St. Jude Medical, Inc., 3.750%, due 07/15/14	3,520,579
			14,530,264
		Household Products/Wares: 0.0%
150,000		Clorox Co., 5.450%, due 10/15/12	162,753
			162,753
		Insurance: 0.6%
5,640,000		Berkshire Hathaway Finance, 5.750%, due 01/15/40	5,598,952
75,000		Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	78,298
6,995,000		Metlife, Inc., 6.750%, due 06/01/16	7,848,950
5,200,000	#	Northwestern Mutual Life Insurance, 6.063%, due 03/30/40	5,236,566
3,895,000		Prudential Financial, Inc., 3.875%, due 01/14/15	3,891,880
			22,654,646
		Iron/Steel: 0.2%
7,585,000		ArcelorMittal, 6.125%, due 06/01/18	7,974,808
			7,974,808
		Media: 1.8%
13,605,000		Comcast Corp., 6.300%, due 11/15/17	15,012,410
5,825,000		Comcast Corp., 6.500%, due 11/15/35	5,985,170
3,900,000		COX Communications, Inc., 5.450%, due 12/15/14	4,220,069
6,055,000	#	DirecTV Holdings, LLC, 6.350%, due 03/15/40	6,030,562
5,550,000		News America, Inc., 6.150%, due 03/01/37	5,488,434
13,275,000		Time Warner Cable, Inc., 5.850%, due 05/01/17	14,234,862
4,030,000		Time Warner Cable, Inc., 6.550%, due 05/01/37	4,132,257
5,435,000		Time Warner, Inc., 4.875%, due 03/15/20	5,320,495
1,325,000		Time Warner, Inc., 5.875%, due 11/15/16	1,449,610
3,825,000		Time Warner, Inc., 6.500%, due 11/15/36	3,941,869
			65,815,738
		Mining: 0.3%
5,595,000		Barrick Australian Finance Pty Ltd, 5.950%, due 10/15/39	5,529,069
4,310,000		Rio Tinto Finance USA Ltd., 6.500%, due 07/15/18	4,859,085
			10,388,154
		Miscellaneous Manufacturing: 0.0%
895,000		Ingersoll-Rand Global Holding Co. Ltd., 6.000%, due 08/15/13	984,179
			984,179
		Multi-National: 0.8%
12,195,000	L	European Investment Bank, 1.750%, due 09/14/12	12,285,536
9,255,000		European Investment Bank, 2.375%, due 03/14/14	9,258,739
5,800,000		European Investment Bank, 2.625%, due 05/16/11	5,924,706
			27,468,981
		Office/Business Equipment: 0.3%
11,325,000		Xerox Corp., 5.500%, due 05/15/12	12,018,452
			12,018,452
		Oil & Gas: 1.0%
8,260,000		Anadarko Petroleum Corp., 5.950%, due 09/15/16	9,011,140
6,870,000		Anadarko Petroleum Corp., 6.200%, due 03/15/40	6,782,222
1,550,000	S	Marathon Oil Corp., 6.000%, due 10/01/17	1,666,049
10,055,000		Petrobras International Finance Co., 5.750%, due 01/20/20	10,351,532
2,950,000		Suncor Energy, Inc., 6.500%, due 06/15/38	3,086,293
6,095,000		Valero Energy Corp., 6.625%, due 06/15/37	5,814,392
			36,711,628
		Oil & Gas Services: 0.0%
965,000		Weatherford International Ltd., 7.000%, due 03/15/38	1,023,513
			1,023,513
		Pharmaceuticals: 0.7%
14,825,000		Express Scripts, Inc., 5.250%, due 06/15/12	15,815,443
9,945,000		Novartis Capital Corp., 1.900%, due 04/24/13	9,946,720
			25,762,163
		Pipelines: 0.5%
3,700,000		Enterprise Products Operating L.P., 6.300%, due 09/15/17	4,070,470
2,825,000		Kinder Morgan Energy Partners LP, 6.950%, due 01/15/38	3,069,942
3,481,000	#	NGPL PipeCo, LLC, 6.514%, due 12/15/12	3,821,473
2,625,000		ONEOK Partners L.P., 6.850%, due 10/15/37	2,815,420

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Pipelines (continued)
$5,075,000	#	Williams Partners L.P., 5.250%, due 03/15/20	$5,095,112
			18,872,417
		Real Estate: 0.7%
4,050,000		AvalonBay Communities, Inc., 5.700%, due 03/15/17	4,275,148
7,100,000		Simon Property Group LP, 5.250%, due 12/01/16	7,045,763
11,775,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 7.500%, due 06/02/14	13,191,615
			24,512,526
		Retail: 0.1%
1,940,000		CVS Caremark Corp., 6.250%, due 06/01/27	2,019,916
3,225,000		Home Depot, Inc., 5.875%, due 12/16/36	3,139,979
			5,159,895
		Telecommunications: 2.9%
3,300,000	#	America Movil SA de CV, 5.000%, due 03/30/20	3,269,858
11,825,000		AT&T, Inc., 6.500%, due 09/01/37	12,301,666
1,080,000		British Telecommunications PLC, 9.625%, due 12/15/30	1,363,416
4,060,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, due 02/01/14	4,440,779
8,935,000		Cisco Systems, Inc., 4.450%, due 01/15/20	8,902,932
7,095,000		Deutsche Telekom International Finance BV, 5.750%, due 03/23/16	7,636,803
1,710,000		Embarq Corp., 7.082%, due 06/01/16	1,864,777
11,075,000		France Telecom S.A., 4.375%, due 07/08/14	11,685,498
10,000,000		New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	11,290,140
4,600,000		Qwest Corp., 8.875%, due 03/15/12	5,060,000
2,220,000		Rogers Cable, Inc., 5.500%, due 03/15/14	2,389,302
2,685,000		Telecom Italia Capital S.A., 5.250%, due 10/01/15	2,752,407
2,425,000		Telefonica Europe BV, 8.250%, due 09/15/30	2,982,881
14,975,000		Verizon Communications, Inc., 6.350%, due 04/01/19	16,609,192
5,725,000		Verizon Communications, Inc., 7.750%, due 12/01/30	6,831,236
3,825,000		Vodafone Group PLC, 5.625%, due 02/27/17	4,098,889
			103,479,776
		Transportation: 0.1%
1,800,000		FedEx Corp., 7.375%, due 01/15/14	2,068,769
			2,068,769
		Total Corporate Bonds/Notes
		(Cost $845,789,682)	872,147,716
U.S. GOVERNMENT AGENCY OBLIGATIONS: 41.8%
		Federal Home Loan Bank: 0.8%
5,825,000		1.125%, due 05/18/12	5,811,870
5,425,000		2.000%, due 07/27/12	5,447,904
8,435,000		4.500%, due 11/15/12	9,070,830
3,890,000		4.625%, due 06/12/20	4,005,214
4,710,000		5.375%, due 05/18/16	5,240,836
95,000		5.625%, due 06/11/21	104,886
			29,681,540
		Federal Home Loan Mortgage Corporation##: 11.5%
13,555,000		1.375%, due 01/09/13	13,458,610
11,225,000		1.625%, due 04/15/13	11,168,078
20,780,000		2.125%, due 03/23/12	21,165,905
7,680,000		2.875%, due 02/09/15	7,735,872
11,840,000		3.750%, due 03/27/19	11,572,120
45,905,000	W	4.500%, due 04/15/38	46,019,763
43,147,458		4.500%, due 04/01/23-02/01/40	43,313,709
19,110,000	W	5.000%, due 04/15/39	19,734,056
67,332,806		5.000%, due 03/01/34-03/01/38	69,729,450
290,000		5.400%, due 03/17/21	314,901
11,715,000	W	5.500%, due 04/15/39	12,372,141
72,336,774		5.500%, due 09/01/34-03/01/38	76,582,611
370,000		5.550%, due 10/04/16	392,204
1,089,550		5.555%, due 05/01/37	1,150,388
17,600,000	W	6.000%, due 04/01/39	18,887,000
33,642,016		6.000%, due 04/01/36-11/01/39	36,148,391
13,439,927		6.500%, due 06/01/36-01/01/39	14,632,298
7,220,000		6.750%, due 03/15/31	8,790,718
			413,168,215
		Federal National Mortgage Association##: 26.9%
2,985,000		1.750%, due 02/22/13	2,989,457
15,070,000		1.800%, due 03/15/13	14,967,120
12,170,000		1.875%, due 04/20/12	12,334,173
6,450,000		2.000%, due 09/28/12	6,484,308
30,725,000		2.750%, due 03/13/14	31,304,197
3,395,000		3.000%, due 07/28/14	3,421,393
945,000		3.300%, due 07/30/14	951,316
20,620,000	W	4.000%, due 04/01/24	20,922,867
16,663,722		4.000%, due 11/01/20-02/01/25	16,938,436
6,715,000		4.375%, due 10/15/15	7,173,635
101,175,000	W	4.500%, due 04/25/24-04/25/39	101,612,738
135,250,870		4.500%, due 05/01/19-03/01/40	137,300,549
14,400,000		4.750%, due 04/19/10-11/19/12	15,573,499
41,965,000	W	5.000%, due 04/25/24-04/01/37	43,409,862
141,274,776		5.000%, due 03/15/16-08/01/38	146,878,511
3,680,000		5.125%, due 08/19/24	3,800,468
450,000		5.250%, due 09/15/16	497,282

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$12,060,000		5.375%, due 06/12/17	$13,374,383
73,820,000	W	5.500%, due 04/25/24-04/13/40	78,692,493
128,342,527		5.500%, due 04/01/11-09/01/38	135,807,710
2,247,556		5.802%, due 06/01/37	2,378,546
11,160,000	W	6.000%, due 04/01/39	11,855,759
92,039,985		6.000%, due 06/01/11-01/01/39	98,137,718
5,065,000	W	6.500%, due 04/13/40	5,489,984
32,428,261		6.500%, due 04/01/30-03/01/39	35,202,786
1,140,000		6.625%, due 11/15/30	1,366,479
16,809,436		7.000%, due 10/01/34-03/01/39	18,665,693
380,000		7.125%, due 01/15/30	478,921
			968,010,283
		Government National Mortgage Association: 2.6%
9,635,000	W	5.000%, due 04/01/39	10,015,881
17,074,361		5.000%, due 10/15/37-09/15/39	17,800,226
20,645,000	W	5.500%, due 04/01/39	21,838,549
19,845,210		5.500%, due 09/15/33-11/15/39	21,037,841
7,510,000	W	6.000%, due 04/01/39	8,022,798
14,136,922		6.000%, due 10/15/36-12/15/38	15,129,895
75,845		7.000%, due 12/15/37	82,924
			93,928,114
		Other U.S. Agency Obligations: 0.0%
75,000		Federal Farm Credit Bank, 5.125%, due 08/25/16	83,235
10,000		Tennessee Valley Authority, 6.150%, due 01/15/38	11,165
			94,400
		Total U.S. Government Agency Obligations
		(Cost $1,496,943,153)	1,504,882,552
U.S. TREASURY OBLIGATIONS: 27.4%
		U.S. Treasury Bonds: 0.3%
10,200,000		3.625%, due 12/15/18	10,225,500
			10,225,500
		U.S. Treasury Notes: 27.1%
50,690,000		1.125%, due 01/15/12	50,892,000
51,805,000	S	1.375%, due 05/15/12	52,140,955
40,185,000		1.750%, due 11/15/11	40,803,487
80,135,000	S	1.875%, due 04/30/14	79,189,737
59,650,000		2.375%, due 03/31/16	57,711,435
24,595,000		2.400%, due 04/15/16	25,454,864
11,110,000		2.625%, due 12/31/14	11,191,589
15,960,000		2.750%, due 02/15/19	14,819,115
36,075,000		3.125%, due 08/31/13-10/31/16	37,256,052
17,360,000		3.375%, due 11/30/12	18,278,188
49,405,000		3.500%, due 02/15/18-02/15/39	45,905,713
21,780,000		3.750%, due 11/15/18	21,951,866
51,910,000		3.875%, due 09/15/10	52,777,883
59,740,000		4.000%, due 02/15/14-08/15/18	62,989,596
2,010,000		4.125%, due 05/15/15	2,162,322
48,160,000		4.250%, due 11/15/13-05/15/39	51,336,569
34,530,000		4.375%, due 02/15/38	32,846,697
35,940,000		4.500%, due 11/15/15-02/15/36	37,833,833
7,715,000		4.625%, due 08/31/11	8,146,863
65,000,000	S	4.750%, due 01/31/12	69,565,275
42,055,000		4.750%, due 05/31/12	45,343,869
26,850,000	S	4.875%, due 04/30/11	28,125,402
34,070,000		5.125%, due 05/15/16	38,248,924
4,505,000		5.375%, due 02/15/31	4,985,066
30,560,000		6.000%, due 02/15/26	36,051,265
6,155,000		6.500%, due 11/15/26	7,641,820
21,880,000		6.875%, due 08/15/25	27,968,810
2,765,000		7.500%, due 11/15/24	3,714,175
4,025,000		8.125%, due 08/15/19	5,413,625
3,295,000		8.875%, due 08/15/17	4,499,995
			975,246,990
		Total U.S. Treasury Obligations
		(Cost $995,075,551)	985,472,490
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.6%
1,000,000		Banc of America Commercial Mortgage, Inc., 5.414%, due 09/10/47	1,002,518
1,100,000		Banc of America Commercial Mortgage, Inc., 5.449%, due 01/15/49	1,126,662
2,240,000		Banc of America Commercial Mortgage, Inc., 5.634%, due 07/10/46	2,274,647
10,000,000		Banc of America Commercial Mortgage, Inc., 5.634%, due 04/10/49	10,265,440
450,000		Banc of America Commercial Mortgage, Inc., 5.658%, due 06/10/49	406,456
9,570,000		Banc of America Commercial Mortgage, Inc., 5.889%, due 07/10/44	9,391,844
6,325,000		Bear Stearns Commercial Mortgage Securities, 5.331%, due 02/11/44	6,105,551
4,100,000		Bear Stearns Commercial Mortgage Securities, 5.694%, due 06/11/50	4,065,220
7,700,000		Citigroup Commercial Mortgage Trust, 5.699%, due 12/10/49	7,681,971
3,250,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, due 11/15/44	3,255,708
2,500,000		Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	2,449,654
2,825,000		Continental Airlines, Inc., 5.983%, due 04/19/22	2,775,563
2,000,000		Credit Suisse Mortgage Capital Certificates, 5.311%, due 12/15/39	1,891,460

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,650,000		Credit Suisse Mortgage Capital Certificates, 5.448%, due 01/15/49	$1,691,820
12,875,000		Credit Suisse Mortgage Capital Certificates, 5.467%, due 09/15/39	12,392,359
1,750,000		Credit Suisse Mortgage Capital Certificates, 5.723%, due 06/15/39	1,580,443
1,400,000		Credit Suisse Mortgage Capital Certificates, 5.809%, due 09/15/39	1,276,626
3,170,000		CW Capital Cobalt Ltd., 5.820%, due 05/15/46	3,008,119
3,000,000		GE Capital Commercial Mortgage Corp., 5.332%, due 11/10/45	3,096,128
3,000,000		Greenwich Capital Commercial Funding Corp., 5.381%, due 03/10/39	3,089,402
1,755,000		Greenwich Capital Commercial Funding Corp., 5.886%, due 07/10/38	1,792,016
4,000,000		GS Mortgage Securities Corp. II, 5.805%, due 08/10/45	3,714,969
500,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.871%, due 10/15/42	508,390
1,155,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46	1,196,783
482,781		JPMorgan Chase Commercial Mortgage Securities Corp., 5.284%, due 05/15/47	497,395
3,655,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	3,570,337
5,878,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, due 12/12/43	5,910,683
500,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.434%, due 01/15/49	502,735
2,775,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	2,717,200
1,105,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.688%, due 02/12/51	1,138,712
4,750,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.746%, due 02/12/49	4,729,601
500,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.827%, due 02/15/51	518,548
2,000,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.874%, due 04/15/45	2,067,935
1,255,000		JPMorgan Chase Commercial Mortgage Securities Corp., 6.125%, due 02/12/51	1,249,455
4,130,000		LB-UBS Commercial Mortgage Trust, 5.858%, due 07/15/40	4,069,975
116,905		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.773%, due 06/12/46	118,376
410,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.957%, due 08/12/49	406,743
1,000,000		Morgan Stanley Capital I, 5.569%, due 12/15/44	898,972
1,460,000		Morgan Stanley Capital I, 5.631%, due 04/12/49	1,438,689
10,000,000		Morgan Stanley Capital I, 5.809%, due 12/12/49	9,854,270
156,217		Salomon Brothers Mortgage Securities VII, Inc., 4.467%, due 03/18/36	161,105
1,250,000		Wachovia Bank Commercial Mortgage Trust, 5.418%, due 01/15/45	1,268,967
1,500,000		Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	1,360,130
		Total Collateralized Mortgage Obligations
		(Cost $110,416,254)	128,519,577
MUNICIPAL BONDS: 0.2%
		California: 0.2%
2,605,000		State of California, 7.550%, due 04/01/39	2,708,835
		Illinois: 0.2%
4,400,000		State of Illinois, 4.421%, due 01/01/15	4,439,248
		Total Municipal Bonds
		(Cost $7,168,320)	7,148,083
OTHER BONDS: 0.3%
		Foreign Government Bonds: 0.3%
7,650,000		Mexico Government International Bond, 6.375%, due 01/16/13	8,529,750
1,850,000		Republic of Italy, 3.500%, due 07/15/11	1,905,184
		Total Other Bonds
		(Cost $10,072,946)	10,434,934
		Total Long-Term Investments
		(Cost $3,465,465,906)	3,508,605,352

Shares			Value
SHORT-TERM INVESTMENTS: 13.3%
		Affiliated Mutual Fund: 5.2%
187,838,863		ING Institutional Prime Money Market Fund - Class I	$187,838,863
		Total Mutual Fund
		(Cost $187,838,863)	187,838,863

Principal Amount			Value
		U.S. Government Agency Obligations: 4.4%
$10,000,000	S, Z	Farmer Mac, 0.090%, due 04/09/10	$9,999,779
50,000,000	S, Z	Freddie Mac, 0.050%, due 04/20/10	49,998,638
100,000,000	S, Z	Freddie Mac, 0.060%, due 04/01/10	99,999,837
		Total U.S. Government Agency Obligations
		(Cost $159,998,254)	159,998,254
		U.S. Treasury Bills: 3.5%
75,000,000		0.110%, due 05/27/10	74,981,917
50,000,000		0.130%, due 05/20/10	49,990,941
		Total U.S. Treasury Bills
		(Cost $124,972,858)	124,972,858

		PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio		as of March 31, 2010 (Unaudited) (continued)
Shares			Value
	Securities Lending Collateral(cc): 0.2%
5,517,600	Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$5,517,600
	Total Securities Lending Collateral
	(Cost $5,517,600)		5,517,600
	Total Short-Term Investments
	(Cost $478,327,575)		478,327,575
	Total Investments in Securities
	(Cost $3,943,793,481)*	110.8%	$3,986,932,927
	Other Assets and Liabilities - Net	(10.8)	(387,272,477)
	Net Assets	100.0%	$3,599,660,450

#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield. At March 31, 2010, the Porfolio has segregated $120,000,000 in cash collateral for open TBA transactions.
*	Cost for federal income tax purposes is $3,947,866,649.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$58,611,862
	Gross Unrealized Depreciation	(19,545,584)
	Net Unrealized Appreciation	$39,066,278

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$872,147,716	$—	$872,147,716
U.S. Government Agency Obligations	—	1,504,882,552	—	1,504,882,552
U.S. Treasury Obligations	—	985,472,490	—	985,472,490
Collateralized Mortgage Obligations	—	128,519,577	—	128,519,577
Municipal Bonds	—	7,148,083	—	7,148,083
Other Bonds	—	10,434,934	—	10,434,934
Short-Term Investments	193,356,463	284,971,112	—	478,327,575
Total Investments, at value	$193,356,463	$3,793,576,464	$—	$3,986,932,927

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 93.2%
		Australia: 5.4%
16,114		Amcor Ltd.	$94,433
50,606		AMP Ltd.	290,368
3,527		ASX Ltd.	109,713
60,852		Australia & New Zealand Banking Group Ltd.	1,414,349
32,243		AXA Asia Pacific Holdings Ltd.	186,995
34,699		BlueScope Steel Ltd.	92,516
35,445		Brambles Ltd.	239,098
13,397		Coca-Cola Amatil Ltd.	138,209
38,283		Commonwealth Bank of Australia	1,974,370
17,262		Crown Ltd.	129,419
50,340		Foster’s Group Ltd.	244,048
44,036		Incitec Pivot Ltd.	139,900
60,949		John Fairfax Holdings Ltd.	100,555
6,992		Leighton Holdings Ltd.	249,737
19,598		Lend Lease Corp. Ltd.	155,598
5,528		Macquarie Group Ltd.	239,067
18,974		Metcash Ltd.	72,018
55,818		National Australia Bank Ltd.	1,408,347
24,980		OneSteel Ltd.	89,326
6,284		Orica Ltd.	154,240
25,486		QBE Insurance Group Ltd.	486,528
45,323		Suncorp-Metway Ltd.	354,706
12,422		TABCORP Holdings Ltd.	78,554
384,514		Telstra Corp. Ltd.	1,054,313
27,429		Wesfarmers Ltd.	799,246
60,969		Westpac Banking Corp.	1,555,444
			11,851,097
		Austria: 0.2%
1,347	@	Bank of Austria - Escrow	—
9,704		Telekom Austria AG	135,682
7,444		Voestalpine AG	300,133
			435,815
		Belgium: 0.4%
14,275		Belgacom S.A.	557,545
1,828		Mobistar S.A.	112,503
1,691		Solvay S.A.	173,590
			843,638
		Brazil: 1.7%
56,500		Banco do Brasil S.A.	944,870
16,100		Centrais Eletricas Brasileiras S.A.	238,103
7,100		Cia de Concessoes Rodoviarias	155,267
4,900		Cia de Saneamento Basico do Estado de Sao Paulo	88,860
7,422		Cia Energetica de Minas Gerais	95,991
35,800		Cia Siderurgica Nacional S.A.	713,443
14,900		CPFL Energia S.A.	299,031
3,100		EDP - Energias do Brasil S.A.	59,495
15,100		Light S.A.	205,313
7,300		Natura Cosmeticos S.A.	148,886
12,400		Redecard S.A.	229,404
8,400		Souza Cruz S.A.	293,706
15,500		Tractebel Energia S.A.	173,012
			3,645,381
		Canada: 6.0%
11,100		ARC Energy Trust	224,044
13,247		Bank of Montreal	804,093
20,000		Bank of Nova Scotia	1,001,920
16,300		BCE, Inc.	479,058
4,500		Bell Aliant Regional Communications Income Fund	112,583
5,900		Biovail Corp.	98,696
6,400		Bonavista Energy Trust	147,137
12,300		Brookfield Properties Co.	189,529
10,900		Canadian Imperial Bank of Commerce	796,318
17,700		Canadian Oil Sands Trust	530,660
7,000		CI Financial Corp.	148,181
5,900		Cresent Point Energy Corp.	226,380
11,700		Enerplus Resources Fund	277,280
20,550		Great-West Lifeco, Inc.	590,004
18,800		Husky Energy, Inc.	539,205
6,450		IGM Financial, Inc.	283,237
2,100		Manitoba Telecom Services, Inc.	65,958
28,900		Manulife Financial Corp.	570,232
3,000		National Bank of Canada	182,661
23,001		Pengrowth Energy Trust	266,097
36,013		Penn West Energy Trust	762,703
9,700		Power Corp. of Canada	292,819
14,300		Power Financial Corp.	471,668

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares		Value
	Canada (continued)
25,156	Royal Bank of Canada	$1,472,232
10,300	Sun Life Financial, Inc.	331,316
4,050	TELUS Corp.	150,731
3,500	TELUS Corp. - Non Voting	125,230
14,500	Toronto Dominion Bank	1,080,736
5,200	Transalta Corp.	115,044
12,024	TransCanada Corp.	440,637
2,200	Vermilion Energy Trust	76,658
43,500	Yellow Pages Income Fund	263,403
		13,116,450
	Chile: 0.3%
69,766	Aguas Andinas SA	31,243
2,109,365	Banco de Chile	201,430
3,868,505	Banco Santander Chile S.A.	253,969
7,292	Lan Airlines SA	129,372
		616,014
	China: 0.1%
30,000	Yanzhou Coal Mining Co. Ltd.	72,185
112,000	Zhejiang Expressway Co. Ltd.	100,988
		173,173
	Czech Republic: 0.5%
12,228	CEZ A/S	579,389
1,000	Komercni Banka A/S	203,433
15,600	Telefonica O2 Czech Republic A/S	365,248
		1,148,070
	Finland: 0.8%
3,318	Elisa OYJ	68,387
23,715	Fortum OYJ	580,396
2,924	Metso OYJ	94,371
8,863	Neste Oil OYJ	154,632
5,273	Rautaruukki OYJ	113,986
14,039	Sampo OYJ	372,183
5,792	Sanoma-WSOY OYJ	128,281
17,921	UPM-Kymmene OYJ	237,633
2,498	Wartsila OYJ	126,489
		1,876,358
	France: 7.8%
5,516	Accor S.A.	305,234
8,920	Bouygues S.A.	447,536
2,513	Casino Guichard Perrachon S.A.	212,387
12,780	Cie de Saint-Gobain	613,746
709	Ciments Francais SA	67,977
2,762	CNP Assurances	260,656
40,413	Credit Agricole S.A.	705,939
6,355	Etablissements Maurel et Prom	103,365
93,637	France Telecom S.A.	2,242,871
47,695	Gaz de France	1,843,746
1,697	Imerys S.A.	104,402
2,940	Lagardere SCA	118,842
5,368	Legrand S.A.	169,515
5,385	M6-Metropole Television	139,004
1,229	Neopost S.A.	98,212
15,601	PagesJaunes Groupe S.A.	179,023
2,982	PPR	396,445
9,129	Safran S.A.	237,845
24,853	Sanofi-Aventis	1,854,749
6,643	Schneider Electric S.A.	776,103
4,606	Scor S.A.	116,493
4,628	Societe Television Francaise (T.F.1)	85,733
10,939	Suez Environnement S.A.	251,610
57,391	Total S.A.	3,330,874
1,744	Vallourec	351,925
11,253	Veolia Environnement	389,224
10,375	Vinci S.A.	610,779
38,108	Vivendi	1,019,034
1,694	Wendel Investissement	100,667
		17,133,936
	Germany: 4.9%
10,124	Allianz AG	1,267,097
25,764	BASF AG	1,594,739
33,056	Deutsche Post AG	572,523
168,574	Deutsche Telekom AG	2,278,071
47,289	E.ON AG	1,748,313
4,090	K+S AG	247,844
2,549	MAN AG	213,210
5,127	Muenchener Rueckversicherungs AG	831,689
17,243	RWE AG	1,529,671
15,286	ThyssenKrupp AG	524,160
		10,807,317
	Greece: 0.3%
9,208	Hellenic Petroleum S.A.	105,569
14,619	Hellenic Telecommunications Organization S.A.	181,692
12,600	OPAP S.A.	286,342

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Greece (continued)
8,433		Piraeus Bank S.A.	$73,671
			647,274
		Hong Kong: 0.6%
48,500		CLP Holdings Ltd.	346,647
45,000		Hang Seng Bank Ltd.	626,123
44,000		HongKong Electric Holdings	260,965
			1,233,735
		Hungary: 0.1%
65,871		Magyar Telekom Telecommunications PLC	269,305
			269,305
		Israel: 0.4%
97,634		Bezeq Israeli Telecommunication Corp. Ltd.	276,930
41,616		Israel Chemicals Ltd.	565,353
6,285		Partner Communications	141,239
			983,522
		Italy: 3.6%
87,157		AEM S.p.A.	163,375
12,381		Autostrade S.p.A.	289,112
12,468		Banche Popolari Unite Scpa	168,179
103,682		Edison S.p.A.	157,857
333,543		Enel S.p.A.	1,864,161
123,880		ENI S.p.A.	2,905,769
38,957		Mediaset S.p.A.	334,556
27,378	@	Mediobanca S.p.A.	294,191
14,127		Mediolanum S.p.A	82,719
33,239		Parmalat S.p.A	91,051
95,211		Snam Rete Gas S.p.A.	482,462
327,586		Telecom Italia S.p.A.	471,006
289,891		Telecom Italia S.p.A. RNC	327,016
54,046		Terna S.p.A	233,571
			7,865,025
		Japan: 0.8%
14,200		Daiichi Sankyo Co. Ltd.	266,233
5,000		Eisai Co. Ltd.	178,289
24,000		Mitsui OSK Lines Ltd.	172,585
187,300		Mizuho Financial Group, Inc.	370,301
2,800		Oracle Corp. Japan	129,962
15,800		Takeda Pharmaceutical Co. Ltd.	695,736
			1,813,106
		Malaysia: 0.7%
7,900		British American Tobacco Malaysia Bhd	106,837
17,600		Digi.com BHD	121,814
25,300		Kuala Lumpur Kepong Bhd	129,364
45,400		Petronas Gas BHD	136,395
107,000		PLUS Expressways Bhd	110,930
95,691		Public Bank BHD	341,396
137,300		Sime Darby Bhd	366,386
148,900		Telekom Malaysia BHD	156,915
188,400		YTL Power International	126,437
			1,596,474
		Mexico: 0.1%
25,000	@	Kimberly-Clark Corp.	141,341
			141,341
		Netherlands: 3.5%
5,506		Akzo Nobel NV	313,619
3,043		Boskalis Westminster	116,412
1,480		Fugro NV	96,585
3,399		Koninklijke DSM NV	151,425
21,337		Koninklijke Philips Electronics NV	684,626
14,566		Reed Elsevier NV	176,771
77,520		Royal Dutch Shell PLC - Class A	2,247,522
68,997		Royal Dutch Shell PLC - Class B	1,902,102
45,957		Royal KPN NV	729,294
5,309		SBM Offshore NV	106,081
31,134		Unilever NV	941,896
6,174		Wolters Kluwer NV	133,762
			7,600,095
		New Zealand: 0.1%
18,932		Fletcher Building Ltd.	112,145
56,878		Telecom Corp. of New Zealand Ltd.	87,467
			199,612
		Norway: 0.9%
3,590		Fred Olsen Energy ASA	137,619
25,500		Orkla ASA	225,611
71,000		Statoil ASA	1,652,125
			2,015,355
		Philippines: 0.2%
6,790		Philippine Long Distance Telephone Co.	363,414
			363,414
		Poland: 0.2%
117,561		Polish Oil & Gas	150,664
53,750		Telekomunikacja Polska S.A.	305,339
			456,003

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Portugal: 0.4%
16,201		Brisa-Auto Estradas de Portugal S.A.	$137,294
7,387		Cimpor Cimentos de Portugal SG	55,762
76,317		Energias de Portugal S.A.	303,244
32,786		Portugal Telecom SGPS S.A.	365,927
			862,227
		Russia: 0.7%
23,900		Mechel OAO ADR	679,238
11,100	@	Novolipetsk Steel GDR	384,552
17,000	@	OAO Gazprom ADR	445,570
			1,509,360
		Singapore: 1.0%
41,000		DBS Group Holdings Ltd.	418,026
9,000		Jardine Cycle & Carriage Ltd.	188,694
32,000		Keppel Corp. Ltd.	208,427
39,300		Singapore Airlines Ltd.	426,560
28,000		Singapore Exchange Ltd.	152,870
37,000		Singapore Press Holdings Ltd.	100,935
83,000		Singapore Technologies Engineering Ltd.	188,981
66,000		StarHub Ltd.	108,020
26,000		United Overseas Bank Ltd.	356,291
			2,148,804
		South Africa: 1.8%
15,870		ABSA Group Ltd.	309,308
26,185		African Bank Investments Ltd.	127,895
13,741		ArcelorMittal South Africa Ltd.	174,252
10,306		Exxaro Resources Ltd.	177,971
122,901		FirstRand Ltd.	341,082
44,846		Growthpoint Properties Ltd.	91,044
20,576		Impala Platinum Holdings Ltd.	604,051
14,803		Kumba Iron Ore Ltd.	714,852
12,399		Nedcor Ltd.	238,904
18,137		Pretoria Portland Cement Co. Ltd.	85,039
27,510		RMB Holdings Ltd.	122,367
50,847		Sanlam Ltd.	173,326
27,001		Standard Bank Group Ltd.	422,892
25,449	@	Steinhoff International Holdings Ltd.	69,778
42,141		Telkom SA Ltd.	197,499
4,051		Tiger Brands Ltd.	101,802
			3,952,062
		South Korea: 0.2%
1,823		SK Telecom Co. Ltd.	280,018
4,134		S-Oil Corp.	208,333
			488,351
		Spain: 6.0%
13,069		Abertis Infraestructuras S.A.	251,706
7,730		ACS Actividades de Construccion y Servicios S.A.	356,665
90,957		Banco Bilbao Vizcaya Argentaria S.A.	1,243,840
34,207		Banco De Sabadell S.A.	188,942
22,181		Banco Espanol de Credito SA (Banesto)	233,616
36,954		Banco Popular Espanol S.A.	271,788
228,928		Banco Santander Central Hispano S.A.	3,036,521
8,748		Banco Santander S.A.	115,585
3,174		Bolsas y Mercados Espanoles	84,956
79,007		Corp. Mapfre S.A.	289,705
91,063		Criteria Caixacorp S.A.	451,810
4,808		Enagas	105,321
4,286		Fomento de Construcciones y Contratas S.A.	156,755
36,275		Gas Natural SDG S.A.	669,047
12,558		Gestevision Telecinco S.A.	197,225
110,817		Iberdrola S.A.	938,367
13,136		Inditex S.A.	866,391
32,798		Repsol YPF S.A.	776,932
124,471		Telefonica S.A.	2,949,296
			13,184,468
		Sweden: 1.4%
6,705		Atlas Copco AB - Class B	93,919
14,919		Hennes & Mauritz AB	970,135
3,340		Ratos AB	110,703
27,885		Sandvik AB	348,354
7,740		Securitas AB	82,513
12,015		Skanska AB	218,231
12,942		Svenska Handelsbanken AB	379,731
10,578		Tele2 AB - B Shares	176,355
86,439		TeliaSonera AB	613,754
			2,993,695
		Switzerland: 2.4%
1,103		Baloise Holding AG	97,822
13,887		Compagnie Financiere Richemont S.A.	538,472
835		EMS-Chemie Holding AG	114,549
6,643	@	Holcim Ltd.	495,071
48,505		Novartis AG	2,623,827
14,998		STMicroelectronics NV	148,341

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares		Value
	Switzerland (continued)
1,324	Swisscom AG	$483,583
3,281	Zurich Financial Services AG	841,556
		5,343,221
	Taiwan: 4.2%
63,000	Acer, Inc.	186,040
246,000	Advanced Semiconductor Engineering, Inc.	223,843
90,000	Asia Cement Corp.	87,870
106,000	Asustek Computer, Inc.	184,586
257,550	AU Optronics Corp.	291,720
632,532	China Steel Corp.	654,515
269,592	Chunghwa Telecom Co. Ltd.	526,862
111,714	Compal Electronics, Inc.	146,189
74,011	Delta Electronics, Inc.	234,354
97,360	Far Eastern Textile Co. Ltd.	106,987
117,159	Far EasTone Telecommunications Co. Ltd.	140,223
245,350	First Financial Holding Co. Ltd.	134,850
336,245	Formosa Chemicals & Fibre Co.	786,944
346,180	Formosa Petrochemical Corp.	912,071
286,800	Formosa Plastics Corp.	632,345
20,050	High Tech Computer Corp.	234,242
22,200	MediaTek, Inc.	385,315
415,000	Mega Financial Holdings Co. Ltd.	240,583
511,650	Nan Ya Plastics Corp.	1,044,072
87,220	Quanta Computer, Inc.	169,191
140,560	Siliconware Precision Industries Co.	169,272
94,000	Taiwan Cement Corp.	88,696
78,000	Taiwan Mobile Co. Ltd.	146,854
621,427	Taiwan Semiconductor Manufacturing Co. Ltd.	1,204,165
101,000	Uni-President Enterprises Corp.	115,014
361,000	United Microelectronics Corp.	192,763
		9,239,566
	Thailand: 0.4%
86,500	Advanced Info Service PCL	230,610
280,100	Krung Thai Bank PCL	105,531
66,300	PTT Chemical PCL	194,294
27,600	Siam Cement PCL	219,042
64,100	Thai Oil PCL	98,915
		848,392
	Turkey: 0.5%
12,528	Tupras Turkiye Petrol Rafine	284,570
125,511	Turk Telekomunikasyon AS	422,281
50,299	Turkcell Iletisim Hizmet AS	304,460
		1,011,311
	United Kingdom: 10.9%
7,065	Admiral Group PLC	141,641
25,361	Antofagasta PLC	400,462
14,974	Ashmore Group PLC	59,950
28,170	AstraZeneca PLC	1,255,979
66,818	Aviva PLC	390,341
59,379	BAE Systems PLC	334,771
534,119	BP PLC	5,055,506
39,263	British American Tobacco PLC	1,353,609
463,404	BT Group PLC	869,857
54,582	Cable & Wireless Communications PLC	45,845
54,582	Cable & Wireless Worldwide	76,202
111,094	Centrica PLC	496,049
40,142	Diageo PLC	674,901
19,476	Drax Group PLC	110,522
16,517	Firstgroup PLC	89,957
109,742	GlaxoSmithKline PLC	2,106,469
20,678	Home Retail Group	85,077
340,771	HSBC Holdings PLC	3,453,336
16,478	ICAP PLC	93,408
28,548	International Power PLC	138,616
18,214	Investec PLC	148,896
29,834	J Sainsbury PLC	148,420
150,174	Legal & General Group PLC	200,251
66,112	Man Group PLC	242,009
38,693	Marks & Spencer Group PLC	217,458
62,067	National Grid PLC	604,183
18,657	Pearson PLC	292,488
43,812	Prudential PLC	362,441
84,485	Royal & Sun Alliance Insurance Group	163,560
19,030	Scottish & Southern Energy PLC	318,200
8,638	Severn Trent PLC	156,618
7,939	Smiths Group PLC	136,955
53,023	Standard Life PLC	161,034
22,924	Tate & Lyle PLC	157,927
32,928	United Utilities Group PLC	279,512
1,346,589	Vodafone Group PLC	3,114,544
3,215	Whitbread PLC	71,975
		24,008,969

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares		Value
	United States: 23.7%
15,800	Alcoa, Inc.	$224,992
2,900	Alliant Energy Corp.	96,454
11,400	Allstate Corp.	368,334
65,450	Altria Group, Inc.	1,343,034
8,250	Ameren Corp.	215,160
10,200	American Electric Power Co., Inc.	348,636
163,050	AT&T, Inc.	4,213,212
2,800	Avery Dennison Corp.	101,948
224,780	Bank of America Corp.	4,012,323
18,950	BB&T Corp.	613,791
49,300	Bristol-Myers Squibb Co.	1,316,310
12,300	Caterpillar, Inc.	773,055
22,600	CBS Corp. - Class B	315,044
9,900	CenterPoint Energy, Inc.	142,164
8,343	CenturyTel, Inc.	295,843
5,000	Cincinnati Financial Corp.	144,500
5,000	Comerica, Inc.	190,200
7,050	Consolidated Edison, Inc.	314,007
4,900	Constellation Energy Group, Inc.	172,039
3,700	Diamond Offshore Drilling	328,597
12,400	Dominion Resources, Inc.	509,764
32,950	Dow Chemical Co.	974,332
2,700	DPL, Inc.	73,413
4,600	DTE Energy Co.	205,160
33,750	Duke Energy Corp.	550,800
1,500	Eastman Chemical Co.	95,520
3,000	Eaton Corp.	227,310
7,000	Edison International	239,190
24,350	EI Du Pont de Nemours & Co.	906,794
26,650	Eli Lilly & Co.	965,263
11,300	Exelon Corp.	495,053
6,100	Fidelity National Title Group, Inc.	90,402
10,500	Fifth Third Bancorp.	142,695
8,300	FirstEnergy Corp.	324,447
2,800	Fortune Brands, Inc.	135,828
20,050	Frontier Communications Corp.	149,172
430,050	General Electric Co.	7,826,910
3,450	Genuine Parts Co.	145,728
6,500	Harley-Davidson, Inc.	182,455
9,900	Hartford Financial Services Group, Inc.	281,358
6,100	HJ Heinz Co.	278,221
2,950	Integrys Energy Group, Inc.	139,771
9,950	International Paper Co.	244,870
8,100	Kimberly-Clark Corp.	509,328
27,350	Kraft Foods, Inc.	827,064
2,400	Legg Mason, Inc.	68,808
4,700	Leggett & Platt, Inc.	101,708
7,100	Limited Brands, Inc.	174,802
6,700	Lincoln National Corp.	205,690
3,800	Lorillard, Inc.	285,912
2,800	M&T Bank Corp.	222,264
8,500	Marsh & McLennan Cos., Inc.	207,570
12,900	Masco Corp.	200,208
6,900	Mattel, Inc.	156,906
6,500	Maxim Integrated Products	126,035
4,300	MeadWestvaco Corp.	109,865
52,100	Merck & Co., Inc.	1,945,935
4,600	Microchip Technology, Inc.	129,536
13,850	New York Community Bancorp., Inc.	229,079
6,300	Newell Rubbermaid, Inc.	95,760
9,300	NiSource, Inc.	146,940
1,400	NSTAR	49,588
2,300	OGE Energy Corp.	89,562
6,900	Old Republic International Corp.	87,492
2,200	Oneok, Inc.	100,430
6,450	Pacific Gas & Electric Co.	273,609
5,250	Paychex, Inc.	161,175
7,400	Pepco Holdings, Inc.	126,910
207,000	Pfizer, Inc.	3,550,050
41,600	Philip Morris International, Inc.	2,169,856
2,600	Pinnacle West Capital Corp.	98,098
5,800	Pitney Bowes, Inc.	141,810
3,000	PPG Industries, Inc.	196,200
7,600	Progress Energy, Inc.	299,136
57,700	Qwest Communications International, Inc.	301,194
47,350	Regions Financial Corp.	371,698
11,000	Reynolds American, Inc.	593,780
6,600	RR Donnelley & Sons Co.	140,910
14,100	Sara Lee Corp.	196,413
3,100	SCANA Corp.	116,529
17,850	Southern Co.	591,906
17,900	Southern Copper Corp.	566,893
15,000	Spectra Energy Corp.	337,950

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares		Value
	United States (continued)
13,650	SunTrust Bank	$365,684
6,000	TECO Energy, Inc.	95,340
7,000	Textron, Inc.	148,610
52,900	US Bancorp.	1,369,052
71,200	Verizon Communications, Inc.	2,208,624
2,100	Vulcan Materials Co.	99,204
5,150	Weyerhaeuser Co.	233,141
22,450	Windstream Corp.	244,481
9,950	Xcel Energy, Inc.	210,940
		51,993,774
	Total Common Stock
	(Cost $201,301,261)	204,415,710
REAL ESTATE INVESTMENT TRUSTS: 2.6%
	Canada: 0.1%
10,948	RioCan Real Estate Investment Trust	199,202
		199,202
	France: 0.6%
1,390	Fonciere Des Regions	152,923
3,471	Gecina S.A.	384,197
1,029	ICADE	114,696
4,474	Klepierre	175,297
2,555	Unibail	517,261
		1,344,374
	Netherlands: 0.1%
1,843	Corio NV	122,993
		122,993
	United Kingdom: 0.3%
16,637	British Land Co. PLC	121,267
22,817	Land Securities Group PLC	234,615
49,544	Segro PLC	240,692
		596,574
	United States: 1.5%
3,200	AMB Property Corp.	87,168
2,000	AvalonBay Communities, Inc.	172,700
2,800	Boston Properties, Inc.	211,232
10,200	Duke Realty Corp.	126,480
9,600	Equity Residential	375,840
1,200	Federal Realty Investment Trust	87,372
9,000	HCP, Inc.	297,000
3,500	Health Care Real Estate Investment Trust, Inc.	158,305
18,600	Kimco Realty Corp.	290,904
3,800	Liberty Property Trust	128,972
3,000	Nationwide Health Properties, Inc.	105,450
4,000	Plum Creek Timber Co., Inc.	155,640
20,000	ProLogis	264,000
2,500	Rayonier, Inc.	113,575
3,200	Realty Income Corp.	98,208
2,400	Regency Centers Corp.	89,928
4,100	Senior Housing Properties Trust	90,815
4,100	Ventas, Inc.	194,668
4,613	Vornado Realty Trust	349,204
		3,397,461
	Total Real Estate Investment Trusts
	(Cost $4,642,157)	5,660,604
EXCHANGE-TRADED FUNDS: 3.9%
	Developed Markets: 2.1%
83,013	iShares MSCI EAFE Index Fund	4,648,728
		4,648,728
	Emerging Markets: 0.5%
26,967	iShares MSCI Emerging Markets Index Fund	1,135,850
		1,135,850
	United States: 1.3%
48,806	iShares S&P 500 Value Index Fund	2,755,587
		2,755,587
	Total Exchange-Traded Funds
	(Cost $8,172,556)	8,540,165
RIGHTS: 0.0%
	Australia: 0.0%
4,454	Lend Lease Corp., Ltd.	3,678
	Total Rights
	(Cost $-)	3,678
WARRANTS: 0.0%
	France: 0.0%
2,067	Fonciere Des Regions	2,317
		2,317

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Italy: 0.0%
26,581		Mediobanca S.p.A.		$3,360
				3,360
		Total Warrants
		(Cost $1,226)		5,677
		Total Long-Term Investments
		(Cost $214,117,200)		218,625,834
SHORT-TERM INVESTMENTS: 0.5%
		Affiliated Mutual Fund: 0.5%
1,090,000		ING Institutional Prime Money Market Fund - Class I		1,090,000
		Total Short-Term Investments
		(Cost $1,090,000)		1,090,000
		Total Investments in Securities
		(Cost $215,207,200)*	100.2%	$219,715,834
		Other Assets and Liabilities - Net	(0.2)	(420,902)
		Net Assets	100.0%	$219,294,932

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	*	Cost for federal income tax purposes is $219,261,057.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$21,528,974
		Gross Unrealized Depreciation		(21,074,197)
		Net Unrealized Appreciation		$454,777

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.3%
Agriculture	2.9
Airlines	0.3
Apartments	0.2
Apparel	0.0
Banks	15.8
Beverages	0.5
Building Materials	1.0
Chemicals	3.7
Coal	0.1
Commercial Services	0.8
Computers	0.4
Cosmetics/Personal Care	0.1
Distribution/Wholesale	0.1
Diversified	1.2
Diversified Financial Services	1.2
Electric	8.5
Electrical Components & Equipment	0.5
Electronics	0.4
Engineering & Construction	1.1
Entertainment	0.2
Food	1.5
Forest Products & Paper	0.4
Forestry	0.1
Gas	1.0
Hand/Machine Tools	0.2
Health Care	0.4
Holding Companies - Diversified	0.4
Home Furnishings	0.0
Household Products/Wares	0.3
Housewares	0.0
Insurance	4.7
Investment Companies	0.2
Iron/Steel	2.0
Leisure Time	0.1
Lodging	0.2
Machinery - Construction & Mining	0.4
Machinery - Diversified	0.1
Media	1.6
Metal Fabricate/Hardware	0.2
Mining	0.9
Miscellaneous Manufacturing	3.9
Office Property	0.1
Office/Business Equipment	0.1
Oil & Gas	10.8
Oil & Gas Services	0.2
Packaging & Containers	0.0
Paper & Related Products	0.1
Pharmaceuticals	7.7
Pipelines	0.4
Real Estate	0.2
Retail	1.9
Savings & Loans	0.1
Semiconductors	1.2
Shopping Centers	0.3
Single Tenant	0.0
Software	0.1
Telecommunications	13.5
Toys/Games/Hobbies	0.1
Transportation	0.4
Warehouse/Industrial	0.2
Water	0.5
Other Long-Term Investments	3.9
Short-Term Investments	0.5
Other Assets and Liabilities - Net	(0.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$186,995	$11,664,102	$—	$11,851,097
Austria	—	435,815	—	435,815
Belgium	—	843,638	—	843,638
Brazil	3,645,381	—	—	3,645,381
Canada	13,116,450	—	—	13,116,450
Chile	616,014	—	—	616,014
China	—	173,173	—	173,173
Czech Republic	—	1,148,070	—	1,148,070
Finland	—	1,876,358	—	1,876,358
France	—	17,133,936	—	17,133,936
Germany	—	10,807,317	—	10,807,317
Greece	—	647,274	—	647,274
Hong Kong	260,965	972,770	—	1,233,735
Hungary	—	269,305	—	269,305
Israel	—	983,522	—	983,522
Italy	—	7,865,025	—	7,865,025
Japan	—	1,813,106	—	1,813,106
Malaysia	136,395	1,460,079	—	1,596,474
Mexico	141,341	—	—	141,341
Netherlands	—	7,600,095	—	7,600,095
New Zealand	—	199,612	—	199,612
Norway	—	2,015,355	—	2,015,355
Philippines	—	363,414	—	363,414
Poland	—	456,003	—	456,003
Portugal	—	862,227	—	862,227
Russia	1,124,808	384,552	—	1,509,360
Singapore	—	2,148,804	—	2,148,804
South Africa	—	3,952,062	—	3,952,062
South Korea	280,018	208,333	—	488,351
Spain	—	13,184,468	—	13,184,468
Sweden	—	2,993,695	—	2,993,695
Switzerland	—	5,343,221	—	5,343,221
Taiwan	—	9,239,566	—	9,239,566
Thailand	—	848,392	—	848,392
Turkey	—	1,011,311	—	1,011,311
United Kingdom	122,047	23,886,922	—	24,008,969
United States	51,993,774	—	—	51,993,774
Total Common Stock	71,624,188	132,791,522	—	204,415,710
Real Estate Investment Trusts	3,596,663	2,063,941	—	5,660,604
Exchange-Traded Funds	8,540,165	—	—	8,540,165
Rights	—	3,678	—	3,678
Warrants	5,677	—	—	5,677
Short-Term Investments	1,090,000	—	—	1,090,000
Total Investments, at value	$84,856,693	$134,859,141	$—	$219,715,834

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 26, 2010